UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Colin J. Dean, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (617) 747-9500

Date of Fiscal Year End: March 31, 2021

Date of Reporting Period: September 30, 2020

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mercer FundsTM

Semi-Annual Report

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’

investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary, such as a broker-dealer or bank if you hold your shares through such an institution. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund or your financial intermediary electronically by calling 1-888-887-0619 if you hold your shares directly with the Mercer Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper copies free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-887-0619 if you hold your shares directly with the Mercer Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports in paper copies will apply to all Funds held with the Mercer Funds or through your financial intermediary, as applicable.

September 30, 2020

MERCER FUNDS

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Basic Materials — 3.0%
67,800	Alcoa Corp.*	788,514
68,486	Celanese Corp. Class A	7,358,821
58,310	CF Industries Holdings, Inc.	1,790,700
18,494	DOW, Inc.	870,143
210,423	DuPont de Nemours, Inc.	11,674,268
28,700	Eastman Chemical Co.	2,242,044
125,600	Freeport-McMoRan, Inc.	1,964,384
112,700	Huntsman Corp.	2,503,067
19,700	International Paper Co.	798,638
39,948	LyondellBasell Industries NV Class A	2,815,934
76,700	Newmont Corp.	4,866,615

		37,673,128

	Communications — 18.5%
14,583	Alibaba Group Holding, Ltd., ADR*	4,287,110
8,768	Alphabet, Inc. Class A*	12,850,381
17,315	Alphabet, Inc. Class C*	25,446,124
41,891	Altice USA, Inc. Class A*	1,089,166
7,913	Amazon.com, Inc.*	24,915,901
20,000	Arista Networks, Inc.*	4,138,600
490,136	AT&T, Inc.	13,973,777
499	Booking Holdings, Inc.*	853,629
208,722	CenturyLink, Inc.	2,106,005
403	Charter Communications, Inc. Class A*	251,609
229,766	Cisco Systems, Inc.	9,050,483
192,994	Comcast Corp. Class A	8,927,902
95,486	eBay, Inc.	4,974,821
154,577	Facebook, Inc. Class A*	40,483,716
137,556	Liberty Global Plc Class C*	2,824,712
53,492	Match Group, Inc.*	5,918,890
41,754	Motorola Solutions, Inc.	6,547,445
25,671	Netflix, Inc.*	12,836,270
50,600	Omnicom Group, Inc.	2,504,700
8,816	Shopify, Inc. Class A*	9,018,504
15,784	Spotify Technology SA*	3,828,725
54,406	Tencent Holdings, Ltd., ADR(a)	3,680,566
5,977	Trade Desk, Inc. (The) Class A*	3,100,748
163,334	Uber Technologies, Inc.* (a)	5,958,424
213,230	Verizon Communications, Inc.	12,685,053
65,541	Walt Disney Co. (The)	8,132,327

		230,385,588

	Consumer, Cyclical — 10.2%
2,937	Chipotle Mexican Grill, Inc. Class A*	3,652,776
11,899	Costco Wholesale Corp.	4,224,145
19,743	Cummins, Inc.	4,168,932
16,400	Darden Restaurants, Inc.	1,652,136

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
35,564	Delta Air Lines, Inc.	1,087,547
46,270	Dollar General Corp.	9,699,117
89,800	Dollar Tree, Inc.*	8,202,332
17,800	DR Horton, Inc.	1,346,214
178,003	General Motors Co.	5,267,109
17,798	Home Depot, Inc. (The)	4,942,683
69,595	Kering SA, ADR	4,630,851
51,800	Lowe’s Cos., Inc.	8,591,548
20,009	Lululemon Athletica, Inc.*	6,590,364
28,405	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,676,603
20,130	Magna International, Inc.	920,948
98,025	NIKE, Inc. Class B	12,306,058
19,509	Peloton Interactive, Inc. Class A*	1,936,073
72,200	PulteGroup, Inc.	3,342,138
164,353	Starbucks Corp.	14,121,210
53,820	Tesla, Inc.*	23,089,318
10,660	Ulta Beauty, Inc.*	2,387,627
76,455	Walgreens Boots Alliance, Inc.	2,746,264

		127,581,993

	Consumer, Non-cyclical — 22.1%
163,759	Abbott Laboratories	17,821,892
16,500	AbbVie, Inc.	1,445,235
194,913	Adyen NV, ADR* (a)	7,221,527
19,200	Alexion Pharmaceuticals, Inc.*	2,197,056
18,644	Align Technology, Inc.*	6,103,300
92,316	Altria Group, Inc.	3,567,090
14,990	Amgen, Inc.	3,809,858
193,200	Archer-Daniels-Midland Co.	8,981,868
103,144	AstraZeneca Plc, ADR	5,652,291
16,422	Biogen, Inc.*	4,658,593
61,063	Boston Scientific Corp.*	2,333,217
41,100	Bristol-Myers Squibb Co.	2,477,919
176,300	Cardinal Health, Inc.	8,277,285
48,800	Cigna Corp.	8,267,208
231,764	Conagra Brands, Inc.	8,276,293
102,273	CORTEVA, Inc.	2,946,485
206,600	CVS Health Corp.	12,065,440
22,448	DaVita, Inc.*	1,922,671
7,912	DexCom, Inc.*	3,261,564
50,471	Eli Lilly & Co.	7,470,717
19,358	Estee Lauder Cos., Inc. (The) Class A	4,224,884
49,190	Gartner, Inc.*	6,146,291
11,474	Guardant Health, Inc.*	1,282,564
13,800	HCA Healthcare, Inc.	1,720,584
8,708	Humana, Inc.	3,604,154
616	Illumina, Inc.*	190,393
43,100	Ingredion, Inc.	3,261,808
11,515	Intuitive Surgical, Inc.*	8,170,353

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
18,600	Jazz Pharmaceuticals Plc*	2,652,174
84,400	Johnson & Johnson	12,565,472
115,400	Kroger Co. (The)	3,913,214
38,915	McKesson Corp.	5,795,611
14,500	Medtronic Plc	1,506,840
101,400	Merck & Co., Inc.	8,411,130
63,800	Molson Coors Beverage Co. Class B	2,141,128
148,000	Mondelez International, Inc. Class A	8,502,600
96,080	Mylan NV*	1,424,866
94,415	PayPal Holdings, Inc.*	18,602,588
389,370	Pfizer, Inc.	14,289,879
15,930	Regeneron Pharmaceuticals, Inc.*	8,917,295
8,768	S&P Global, Inc.	3,161,741
16,584	Teladoc Health, Inc.* (a)	3,635,876
43,000	TreeHouse Foods, Inc.*	1,742,790
63,220	Tyson Foods, Inc. Class A	3,760,326
27,706	UnitedHealth Group, Inc.	8,637,900
9,786	Vertex Pharmaceuticals, Inc.*	2,662,966
12,800	Zimmer Biomet Holdings, Inc.	1,742,592
87,917	Zoetis, Inc.	14,538,834

		275,964,362

	Energy — 1.2%
113,428	BP Plc, ADR	1,980,453
118,100	Canadian Natural Resources, Ltd.	1,890,781
25,700	Chevron Corp.	1,850,400
267,517	ConocoPhillips	8,785,258

		14,506,892

	Financial — 15.3%
93,000	Allstate Corp. (The)	8,755,020
71,443	Ally Financial, Inc.	1,791,076
296,800	American International Group, Inc.	8,170,904
7,341	American Tower Corp. REIT	1,774,540
49,331	Ameriprise Financial, Inc.	7,602,400
688,865	Annaly Capital Management, Inc. REIT	4,904,719
654,900	Banco Santander SA, ADR(a)	1,211,565
328,398	Bank of America Corp.	7,911,108
244,972	Bank of New York Mellon Corp. (The)	8,412,338
17,200	Berkshire Hathaway, Inc. Class B*	3,662,568
2,300	BlackRock, Inc.	1,296,165
36,622	Boston Properties, Inc. REIT	2,940,747
23,500	Charles Schwab Corp. (The)	851,405
292,960	Citigroup, Inc.	12,629,506
97,500	Citizens Financial Group, Inc.	2,464,800
56,600	Comerica, Inc.	2,164,950
108,841	Equitable Holdings, Inc.	1,985,260
153,200	Equity Residential REIT	7,863,756
42,530	Essent Group, Ltd.	1,574,035

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
1,875	Essex Property Trust, Inc. REIT	376,481
70,280	Fifth Third Bancorp	1,498,370
254,824	Host Hotels & Resorts, Inc. REIT	2,749,551
58,402	JPMorgan Chase & Co.	5,622,361
38,060	KKR & Co., Inc.	1,306,980
4,031	M&T Bank Corp.	371,215
74,673	Mastercard, Inc. Class A	25,252,168
153,262	MetLife, Inc.	5,696,749
64,667	Morgan Stanley	3,126,649
8,020	PNC Financial Services Group, Inc. (The)	881,478
23,400	Popular, Inc.	848,718
16,717	Prudential Financial, Inc.	1,061,864
26,591	Regency Centers Corp. REIT	1,010,990
171,747	Regions Financial Corp.	1,980,243
186,130	SLM Corp.	1,505,792
39,721	State Street Corp.	2,356,647
190,018	Synchrony Financial	4,972,771
222,800	Truist Financial Corp.	8,477,540
410,170	Two Harbors Investment Corp. REIT	2,087,765
108,483	Visa, Inc. Class A	21,693,345
70,684	Vornado Realty Trust REIT	2,382,758
106,400	Wells Fargo & Co.	2,501,464
271,673	Western Union Co. (The)	5,821,952

		191,550,713

	Industrial — 4.9%
46,694	Amcor Plc	515,969
86,598	Caterpillar, Inc.	12,916,092
29,700	Chart Industries, Inc.*	2,087,019
37,700	Crown Holdings, Inc.*	2,897,622
38,588	CSX Corp.	2,997,130
9,239	Eaton Corp. Plc	942,655
3,800	FedEx Corp.	955,776
201,657	Howmet Aerospace, Inc.	3,371,705
133,209	Johnson Controls International Plc	5,441,588
36,160	Masco Corp.	1,993,501
25,200	Northrop Grumman Corp.	7,950,348
141,789	Raytheon Technologies Corp.	8,158,539
42,900	Textron, Inc.	1,548,261
15,212	Union Pacific Corp.	2,994,786
33,393	Waters Corp.*	6,534,342

		61,305,333

	Technology — 20.7%
56,470	Accenture Plc Class A	12,761,655
65,776	Adobe, Inc.*	32,258,524
200,255	Apple, Inc.	23,191,532
21,263	Atlassian Corp. Plc Class A*	3,865,401
48,909	Autodesk, Inc.*	11,298,468

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
23,600	Broadcom, Inc.	8,597,952
149,855	Cognizant Technology Solutions Corp. Class A	10,402,934
11,297	Coupa Software, Inc.*	3,098,089
24,177	Crowdstrike Holdings, Inc. Class A*	3,319,986
169,700	Intel Corp.	8,787,066
7,500	IPG Photonics Corp.*	1,274,775
3,178	Lam Research Corp.	1,054,302
52,400	Marvell Technology Group, Ltd.	2,080,280
64,100	Micron Technology, Inc.*	3,010,136
179,191	Microsoft Corp.	37,689,243
14,558	MSCI, Inc. Class A	5,194,003
35,888	NetApp, Inc.	1,573,330
22,724	NVIDIA Corp.	12,298,683
202,193	Oracle Corp.	12,070,922
54,222	QUALCOMM, Inc.	6,380,845
14,935	RingCentral, Inc. Class A*	4,101,300
91,177	salesforce.com, Inc.*	22,914,604
93,699	Seagate Technology Plc	4,616,550
32,433	ServiceNow, Inc.*	15,730,005
22,042	Splunk, Inc.*	4,146,761
26,126	Teradyne, Inc.	2,075,972
21,472	Twilio, Inc. Class A* (a)	5,305,516

		259,098,834

	Utilities — 1.3%
164,800	Edison International	8,378,432
88,900	FirstEnergy Corp.	2,552,319
73,800	NiSource, Inc.	1,623,600
92,500	PPL Corp.	2,516,925
36,900	UGI Corp.	1,216,962

		16,288,238

	TOTAL COMMON STOCKS (COST $1,085,785,664)	1,214,355,081

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.1%

	Mutual Fund - Securities Lending Collateral — 0.1%
1,007,698	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	1,007,698

	TOTAL SHORT-TERM INVESTMENT (COST $1,007,698)	1,007,698

	TOTAL INVESTMENTS — 97.3% (Cost $1,086,793,362)	1,215,362,779

	Other Assets and Liabilities (net) — 2.7%	33,639,874

	NET ASSETS — 100.0%	$1,249,002,653

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	The rate disclosed is the 7-day net yield as of September 30, 2020.

(c)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
159	S&P 500 E-mini Index	Dec 2020	$26,648,400	$144,287
9	S&P Mid 400 E-mini Index	Dec 2020	1,670,310	6,167

				$150,454

Other Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.2
Futures Contracts	0.0	*
Short-Term Investment	0.1
Other Assets and Liabilities (net)	2.7

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.2%

	Basic Materials — 2.4%
9,125	Arconic Corp.*	173,831
82,041	Axalta Coating Systems, Ltd.*	1,818,849
41,000	Cabot Corp.	1,477,230
25,900	Celanese Corp. Class A	2,782,955
70,200	Chemours Co. (The)	1,467,882
33,100	Eastman Chemical Co.	2,585,772
41,792	FMC Corp.	4,426,191
131,900	Huntsman Corp.	2,929,499
56,300	Koppers Holdings, Inc.*	1,177,233
33,575	Quaker Chemical Corp.(a)	6,033,763
17,400	Reliance Steel & Aluminum Co.	1,775,496
104,046	RPM International, Inc.	8,619,171
35,900	Schweitzer-Mauduit International, Inc.	1,091,001
70,300	Steel Dynamics, Inc.	2,012,689

		38,371,562

	Communications — 4.8%
65,100	AMC Networks, Inc. Class A*	1,608,621
80,820	Anaplan, Inc.*	5,057,716
80,500	Cars.com, Inc.*	650,440
91,873	Ciena Corp.*	3,646,439
226,122	Discovery, Inc. Class C*	4,431,991
214,200	Entercom Communications Corp. Class A(a)	344,862
31,469	ePlus, Inc.*	2,303,531
60,080	Etsy, Inc.*	7,307,530
30,670	F5 Networks, Inc.*	3,765,356
130,398	GCI Liberty, Inc. Class A*	10,687,420
54,600	Juniper Networks, Inc.	1,173,900
39,125	Liberty Broadband Corp. Class C*	5,589,789
157,000	Liberty Latin America, Ltd. Class A*	1,295,250
274,526	Liberty Latin America, Ltd. Class C*	2,234,642
29,973	Nexstar Media Group, Inc. Class A	2,695,472
14,770	Nice, Ltd., ADR* (a)	3,353,233
138,000	Open Lending Corp. Class A* (a)	3,519,000
9,700	Preformed Line Products Co.	472,584
44,089	Q2 Holdings, Inc.* (a)	4,023,562
94,800	TEGNA, Inc.	1,113,900
96,300	ViacomCBS, Inc. Class B(a)	2,697,363
212,839	Viavi Solutions, Inc.*	2,496,602
295,414	Vonage Holdings Corp.*	3,022,085
108,570	Yelp, Inc. Class A*	2,181,171

		75,672,459

	Consumer, Cyclical — 15.4%
28,847	Advance Auto Parts, Inc.	4,428,015
22,100	Alaska Air Group, Inc.	809,523
62,800	Allison Transmission Holdings, Inc.	2,206,792

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
83,200	American Axle & Manufacturing Holdings, Inc.*	480,064
332,431	BJ’s Wholesale Club Holdings, Inc.*	13,812,508
42,700	BorgWarner, Inc.	1,654,198
19,400	Brinker International, Inc.	828,768
74,715	BRP, Inc.	3,946,446
79,549	Brunswick Corp.	4,686,232
41,200	Buckle, Inc. (The)(a)	840,068
49,743	Burlington Stores, Inc.*	10,251,535
237,765	Cannae Holdings, Inc.*	8,859,124
22,200	Capri Holdings, Ltd.*	399,600
39,905	Carter’s, Inc.	3,454,975
18,108	Casey’s General Stores, Inc.	3,216,886
23,130	Cavco Industries, Inc.*	4,170,570
64,897	Cinemark Holdings, Inc.(a)	648,970
29,471	Columbia Sportswear Co.	2,563,388
21,725	Core-Mark Holding Co., Inc.	628,504
60,260	Darden Restaurants, Inc.	6,070,592
58,000	Dick’s Sporting Goods, Inc.	3,357,040
19,000	Dillard’s, Inc. Class A(a)	693,880
58,983	Dorman Products, Inc.*	5,330,884
41,100	Ethan Allen Interiors, Inc.	556,494
720,930	Extended Stay America, Inc.	8,615,114
83,526	Five Below, Inc.*	10,607,802
46,757	Floor & Decor Holdings, Inc. Class A*	3,497,424
39,400	Foot Locker, Inc.	1,301,382
21,158	Fox Factory Holding Corp.*	1,572,674
54,739	Freshpet, Inc.*	6,111,609
31,200	Genesco, Inc.*	672,048
64,900	GMS, Inc.*	1,564,090
61,600	Goodyear Tire & Rubber Co. (The)	472,472
20,300	Group 1 Automotive, Inc.	1,794,317
45,000	Harley-Davidson, Inc.	1,104,300
41,200	Haverty Furniture Cos., Inc.	862,728
59,200	Hawaiian Holdings, Inc.	763,088
49,850	HD Supply Holdings, Inc.*	2,055,814
47,600	Herman Miller, Inc.	1,435,616
56,600	Hibbett Sports, Inc.*	2,219,852
143,500	JetBlue Airways Corp.*	1,625,855
16,828	Johnson Outdoors, Inc. Class A	1,378,045
93,900	KB Home	3,604,821
64,400	Knoll, Inc.	776,664
28,200	Kohl’s Corp.	522,546
81,600	La-Z-Boy, Inc.	2,581,008
24,461	LCI Industries	2,599,960
10,200	Lear Corp.	1,112,310
31,011	Lithia Motors, Inc. Class A	7,068,647
238,300	LKQ Corp.*	6,608,059
33,300	MDC Holdings, Inc.	1,568,430
213,370	Meritor, Inc.*	4,467,968

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
42,600	Methode Electronics, Inc.	1,214,100
53,100	Miller Industries, Inc.	1,623,267
28,436	MSC Industrial Direct Co., Inc. Class A	1,799,430
27,500	Navistar International Corp.*	1,197,350
21,000	Nu Skin Enterprises, Inc. Class A	1,051,890
49,220	ODP Corp. (The)	957,329
47,553	Polaris, Inc.	4,486,150
29,485	Pool Corp.	9,863,912
43,500	PulteGroup, Inc.	2,013,615
25,200	PVH Corp.	1,502,928
84,700	Sally Beauty Holdings, Inc.* (a)	736,043
25,400	ScanSource, Inc.*	503,682
49,800	Signet Jewelers, Ltd.(a)	931,260
44,313	SiteOne Landscape Supply, Inc.* (a)	5,403,970
61,658	Skechers U.S.A., Inc. Class A*	1,863,305
32,100	SkyWest, Inc.	958,506
41,300	Sonic Automotive, Inc. Class A(a)	1,658,608
127,961	Texas Roadhouse, Inc. Class A	7,778,749
47,400	Toll Brothers, Inc.	2,306,484
78,015	Toro Co. (The)	6,549,359
105,600	TRI Pointe Group, Inc.*	1,915,584
53,100	Triton International, Ltd.	2,159,577
36,286	UniFirst Corp.	6,871,480
12,827	Vail Resorts, Inc.	2,744,593
148,966	Wendy’s Co. (The)	3,321,197
19,900	Whirlpool Corp.	3,659,411
11,700	Williams-Sonoma, Inc.	1,058,148
147,954	World Fuel Services Corp.	3,135,145
41,200	Wyndham Destinations, Inc.	1,267,312

		242,992,083

	Consumer, Non-cyclical — 24.4%
94,737	Acadia Healthcare Co., Inc.*	2,792,847
53,360	Acceleron Pharma, Inc.*	6,004,601
144,100	ACCO Brands Corp.	835,780
33,388	Adtalem Global Education, Inc.*	819,342
141,912	Amicus Therapeutics, Inc.*	2,003,797
11,599	Argenx SE, ADR*	3,044,970
44,995	Ascendis Pharma AS, ADR*	6,943,628
51,259	Avalara, Inc.*	6,527,321
27,914	Bio-Rad Laboratories, Inc. Class A*	14,388,551
11,487	Bio-Techne Corp.	2,845,675
17,372	BioSpecifics Technologies Corp.*	917,763
59,148	Blueprint Medicines Corp.*	5,483,020
149,587	Booz Allen Hamilton Holding Corp. Class A	12,412,729
27,108	Bright Horizons Family Solutions, Inc.*	4,121,500
203,038	Catalent, Inc.*	17,392,235
157,400	Catalyst Pharmaceuticals, Inc.*	467,478
77,600	Central Garden & Pet Co. Class A*	2,804,464

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
46,314	Charles River Laboratories International, Inc.*	10,487,805
71,097	Chegg, Inc.* (a)	5,079,170
15,786	Chemed Corp.	7,582,805
26,708	CRA International, Inc.	1,000,749
29,400	DaVita, Inc.*	2,518,110
51,700	Deluxe Corp.	1,330,241
33,058	Emergent BioSolutions, Inc.*	3,415,883
26,560	Encompass Health Corp.	1,725,869
16,161	FTI Consulting, Inc.*	1,712,581
29,834	Gartner, Inc.*	3,727,758
126,768	Globus Medical, Inc. Class A*	6,277,551
31,864	Grand Canyon Education, Inc.*	2,547,208
16,329	Helen of Troy, Ltd.*	3,159,988
52,652	Horizon Therapeutics Plc*	4,090,007
579,000	Hostess Brands, Inc. Class A*	7,139,070
40,102	ICON Plc, ADR*	7,663,091
45,979	Immunomedics, Inc.*	3,909,594
82,745	Ingles Markets, Inc. Class A	3,147,620
34,900	Ingredion, Inc.	2,641,232
132,416	Innoviva, Inc.*	1,383,747
73,812	Insperity, Inc.	4,833,948
77,981	Insulet Corp.*	18,449,525
45,812	Integer Holdings Corp.*	2,703,366
207,980	Ironwood Pharmaceuticals, Inc. Class A*	1,870,780
75,647	Jazz Pharmaceuticals Plc*	10,786,506
17,200	JM Smucker Co. (The)	1,986,944
30,456	Lancaster Colony Corp.	5,445,533
50,275	Lannett Co., Inc.* (a)	307,180
63,100	Lantheus Holdings, Inc.*	799,477
20,963	LHC Group, Inc.*	4,455,895
33,100	ManpowerGroup, Inc.	2,427,223
18,182	MarketAxess Holdings, Inc.	8,756,269
45,600	MEDNAX, Inc.*	742,368
36,795	Molina Healthcare, Inc.*	6,734,957
59,800	Molson Coors Beverage Co. Class B	2,006,888
18,487	Morningstar, Inc.	2,969,197
135,507	Neurocrine Biosciences, Inc.*	13,030,353
216,948	Nielsen Holdings Plc	3,076,323
134,716	Nomad Foods, Ltd.*	3,432,564
53,800	Owens & Minor, Inc.	1,350,918
25,305	Paylocity Holding Corp.*	4,084,733
13,398	Penumbra, Inc.* (a)	2,604,303
67,600	Perdoceo Education Corp.*	827,424
66,430	Performance Food Group Co.*	2,299,807
126,330	Pilgrim’s Pride Corp.*	1,890,529
28,311	PRA Health Sciences, Inc.*	2,871,868
240,930	Premier, Inc. Class A	7,909,732
53,600	Prestige Consumer Healthcare, Inc.*	1,952,112
33,633	PTC Therapeutics, Inc.*	1,572,343

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
58,780	Quest Diagnostics, Inc.	6,729,722
24,527	Quidel Corp.*	5,380,733
63,160	Rent-A-Center, Inc.	1,887,852
174,733	Ritchie Bros Auctioneers, Inc.	10,352,930
97,804	Rocket Pharmaceuticals, Inc.* (a)	2,235,799
154,930	Sabre Corp.(a)	1,008,594
67,830	Sage Therapeutics, Inc.*	4,145,770
41,275	Sarepta Therapeutics, Inc.*	5,796,248
68,200	Select Medical Holdings Corp.*	1,419,924
87,324	Simply Good Foods Co. (The)*	1,925,494
62,500	SpartanNash Co.	1,021,875
74,000	Sprouts Farmers Market, Inc.*	1,548,820
68,583	STERIS Plc	12,083,639
111,989	Syneos Health, Inc.*	5,953,335
86,237	TransUnion	7,255,119
18,216	TriNet Group, Inc.*	1,080,573
13,900	United Rentals, Inc.*	2,425,550
22,700	United Therapeutics Corp.*	2,292,700
27,300	Universal Corp.	1,143,324
16,000	Universal Health Services, Inc. Class B	1,712,320
117,233	Viad Corp.	2,441,963
24,600	Weis Markets, Inc.	1,180,800
24,284	West Pharmaceutical Services, Inc.	6,675,672
28,370	WEX, Inc.*	3,942,579

		384,166,180

	Energy — 0.9%
11,007	Callon Petroleum Co.* (a)	53,054
70,400	Delek US Holdings, Inc.	783,552
39,935	Dril-Quip, Inc.*	988,790
201,070	HollyFrontier Corp.	3,963,090
1,865	Laredo Petroleum, Inc.* (a)	18,277
12,947	Murphy USA, Inc.*	1,660,711
296,947	Parsley Energy, Inc. Class A	2,779,424
108,268	PBF Energy, Inc. Class A	616,045
190,000	Southwestern Energy Co.*	446,500
97,656	TPI Composites, Inc.*	2,828,118

		14,137,561

	Financial — 15.3%
95,000	Ally Financial, Inc.	2,381,650
93,958	American Campus Communities, Inc. REIT	3,281,013
30,360	American Financial Group, Inc.	2,033,513
253,200	Annaly Capital Management, Inc. REIT	1,802,784
109,100	Ares Capital Corp.(a)	1,521,945
109,174	Ares Management Corp. Class A	4,412,813
46,095	Arthur J. Gallagher & Co.	4,866,710
53,686	Artisan Partners Asset Management, Inc. Class A	2,093,217
155,400	Associated Banc-Corp.	1,961,148

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
38,840	Assurant, Inc.	4,711,680
65,500	Assured Guaranty, Ltd.	1,406,940
92,988	Atlantic Union Bankshares Corp.	1,987,154
137,660	Axis Capital Holdings, Ltd.	6,062,546
38,600	Bank of NT Butterfield & Son, Ltd. (The)	860,008
69,900	BankUnited, Inc.	1,531,509
33,800	Berkshire Hills Bancorp, Inc.	341,718
261,989	BlackRock Capital Investment Corp.(a)	639,253
129,000	Braemar Hotels & Resorts, Inc. REIT	322,500
226,600	Brandywine Realty Trust REIT	2,343,044
80,900	Brixmor Property Group, Inc. REIT	945,721
6,897	C&F Financial Corp.	204,841
140,800	Cadence BanCorp Class A	1,209,472
445,600	Cedar Realty Trust, Inc. REIT	360,936
99,300	Chimera Investment Corp. REIT	814,260
53,000	CIT Group, Inc.	938,630
94,500	Citizens Financial Group, Inc.	2,388,960
170,300	City Office, Inc. REIT	1,280,656
197,900	CNO Financial Group, Inc.	3,174,316
29,100	Comerica, Inc.	1,113,075
65,496	CoreCivic, Inc. REIT	523,968
32,033	CoreSite Realty Corp. REIT	3,808,083
118,900	DiamondRock Hospitality Co. REIT	602,823
139,600	Diversified Healthcare Trust REIT	491,392
218,216	Easterly Government Properties, Inc. REIT	4,890,221
47,950	Equity LifeStyle Properties, Inc. REIT	2,939,335
41,800	Essent Group, Ltd.	1,547,018
290,887	Essential Properties Realty Trust, Inc. REIT	5,329,050
12,100	Everest Re Group, Ltd.	2,390,234
21,700	Federal Agricultural Mortgage Corp. Class C	1,381,422
191,560	Fidelity National Financial, Inc.	5,997,744
130,800	Fifth Third Bancorp	2,788,656
35,500	Financial Institutions, Inc.	546,700
77,700	First Busey Corp.	1,234,653
184,900	First Horizon National Corp.	1,743,607
30,450	First Republic Bank	3,320,877
46,200	Flagstar Bancorp, Inc.	1,368,906
238,900	FNB Corp.	1,619,742
150,671	Franklin Street Properties Corp. REIT	551,456
52,474	Gaming and Leisure Properties, Inc. REIT	1,937,865
86,200	GEO Group, Inc. (The) REIT	977,508
78,595	Glacier Bancorp, Inc.	2,518,970
57,400	Global Net Lease, Inc. REIT	912,660
38,600	Great Western Bancorp, Inc.	480,570
27,576	Hamilton Lane, Inc. Class A	1,781,134
47,200	Hancock Whitney Corp.	887,832
48,700	Hanmi Financial Corp.	399,827
32,800	Heritage Insurance Holdings, Inc.	331,936
138,200	Hope Bancorp, Inc.	1,048,247

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
86,500	Horizon Bancorp, Inc.	872,785
94,945	Hudson Pacific Properties, Inc. REIT	2,082,144
69,000	Independent Bank Corp.	867,330
59,200	Industrial Logistics Properties Trust REIT	1,294,704
50,600	International Bancshares Corp.	1,318,636
77,500	Iron Mountain, Inc. REIT(a)	2,076,225
36,420	Jones Lang LaSalle, Inc.	3,483,937
91,285	Kemper Corp.	6,100,577
57,721	Kinsale Capital Group, Inc.	10,977,380
66,750	Lamar Advertising Co. REIT Class A	4,416,847
71,000	Lexington Realty Trust REIT Class B	741,950
63,300	Lincoln National Corp.	1,983,189
47,270	LPL Financial Holdings, Inc.	3,624,191
262,500	MFA Financial, Inc. REIT	703,500
141,500	MGIC Investment Corp.	1,253,690
36,000	National Health Investors, Inc. REIT	2,169,720
139,500	Navient Corp.	1,178,775
139,400	New Mountain Finance Corp.(a)	1,332,664
155,407	Newmark Group, Inc. Class A	671,358
863,168	Oaktree Specialty Lending Corp.	4,177,733
55,083	Office Properties Income Trust REIT	1,141,320
46,100	Omega Healthcare Investors, Inc. REIT	1,380,234
76,700	Outfront Media, Inc. REIT	1,115,985
80,000	PennyMac Mortgage Investment Trust REIT	1,285,600
209,061	Physicians Realty Trust REIT	3,744,282
97,400	Piedmont Office Realty Trust, Inc. REIT Class A	1,321,718
98,289	Pinnacle Financial Partners, Inc.	3,498,105
37,705	Piper Sandler Cos.	2,752,465
25,500	Popular, Inc.	924,885
75,567	Preferred Apartment Communities, Inc. REIT Class A	408,062
18,000	Preferred Bank	578,160
255,300	Prospect Capital Corp.(a)	1,284,159
242,900	Radian Group, Inc.	3,548,769
154,500	Regions Financial Corp.	1,781,385
17,800	Reinsurance Group of America, Inc. Class A	1,694,382
83,500	Retail Properties of America, Inc. REIT Class A	485,135
6,493	Retail Value, Inc. REIT	81,617
17,540	RLI Corp.	1,468,624
115,600	Sabra Health Care REIT, Inc.	1,593,546
51,600	Sandy Spring Bancorp, Inc.	1,190,928
59,600	Service Properties Trust REIT	473,820
45,638	Signature Bank	3,787,498
81,300	SITE Centers Corp. REIT	585,360
490,428	Summit Hotel Properties, Inc. REIT	2,540,417
39,863	Sun Communities, Inc. REIT	5,605,136
66,700	Tanger Factory Outlet Centers REIT(a)	402,201
175,619	TCF Financial Corp.	4,102,460
72,400	Universal Insurance Holdings, Inc.	1,002,016
110,400	Unum Group	1,858,032

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
314,000	VEREIT, Inc. REIT	2,041,000
150,610	Voya Financial, Inc.	7,218,737
24,800	Walker & Dunlop, Inc.	1,314,400
124,524	Western Alliance Bancorp	3,937,449
73,600	Western Union Co. (The)	1,577,248
9,465	White Mountains Insurance Group, Ltd.	7,373,235
39,600	Xenia Hotels & Resorts, Inc. REIT	347,688
75,000	Zions Bancorp NA	2,191,500

		240,309,341

	Government — 0.0%
33,800	Banco Latinoamericano de Comercio Exterior SA	410,670

	Industrial — 16.0%
145,219	Advanced Drainage Systems, Inc.	9,067,474
47,083	Advanced Energy Industries, Inc.*	2,963,404
34,537	Aerojet Rocketdyne Holdings, Inc.*	1,377,681
36,600	AGCO Corp.	2,718,282
390,412	Air Transport Services Group, Inc.*	9,783,725
42,100	Apogee Enterprises, Inc.	899,677
33,503	AptarGroup, Inc.	3,792,540
123,460	Argan, Inc.	5,174,209
63,628	Armstrong World Industries, Inc.	4,378,243
20,000	Arrow Electronics, Inc.*	1,573,200
139,611	Atkore International Group, Inc.*	3,173,358
34,700	Atlas Air Worldwide Holdings, Inc.*	2,113,230
41,047	Axon Enterprise, Inc.*	3,722,963
81,060	AZEK Co., Inc. (The) Class A*	2,821,699
45,300	Benchmark Electronics, Inc.	912,795
32,230	Berry Global Group, Inc.*	1,557,354
76,700	Builders FirstSource, Inc.*	2,501,954
74,827	Cognex Corp.	4,871,238
55,293	Colfax Corp.*	1,733,988
89,678	Comfort Systems USA, Inc.	4,619,314
18,600	Crane Co.	932,418
50,717	Eagle Materials, Inc.	4,377,891
32,785	ESCO Technologies, Inc.	2,641,160
98,550	Exponent, Inc.	7,098,556
114,407	Federal Signal Corp.	3,346,405
52,345	FLIR Systems, Inc.	1,876,568
13,327	Forward Air Corp.	764,703
22,464	Generac Holdings, Inc.*	4,349,929
116,600	Gibraltar Industries, Inc.*	7,595,324
76,353	Graco, Inc.	4,684,257
564,975	GrafTech International, Ltd.	3,864,429
58,200	Greif, Inc. Class A	2,107,422
207,453	Harsco Corp.*	2,885,671
28,192	HEICO Corp.	2,950,575
37,980	HEICO Corp. Class A	3,367,307

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
88,153	Hexcel Corp.	2,957,533
31,574	Huntington Ingalls Industries, Inc.	4,444,040
20,870	IDEX Corp.	3,806,897
275,315	Ingersoll Rand, Inc.*	9,801,214
82,100	Jabil, Inc.	2,812,746
18,525	JB Hunt Transport Services, Inc.	2,341,189
26,630	Kaman Corp.	1,037,771
82,992	KBR, Inc.	1,855,701
43,150	Lincoln Electric Holdings, Inc.	3,971,526
14,644	Masonite International Corp.*	1,440,970
26,600	MasTec, Inc.*	1,122,520
33,000	Matthews International Corp. Class A	737,880
66,400	MDU Resources Group, Inc.	1,494,000
3,414	Mettler-Toledo International, Inc.*	3,297,070
35,400	Moog, Inc. Class A	2,248,962
35,274	Nordson Corp.	6,766,259
89,079	nVent Electric Plc	1,575,807
104,000	O-I Glass, Inc.	1,101,360
24,185	Old Dominion Freight Line, Inc.	4,375,550
37,400	Oshkosh Corp.	2,748,900
26,500	Owens Corning	1,823,465
71,100	Primoris Services Corp.	1,282,644
40,846	RBC Bearings, Inc.*	4,950,944
24,900	Regal Beloit Corp.	2,337,363
43,100	Sanmina Corp.*	1,165,855
130,470	Schneider National, Inc. Class B	3,226,523
125,410	Sensata Technologies Holding Plc*	5,410,187
48,600	Silgan Holdings, Inc.	1,787,022
41,500	SMART Global Holdings, Inc.*	1,134,610
8,000	Snap-on, Inc.	1,177,040
13,206	SYNNEX Corp.	1,849,632
14,865	Teledyne Technologies, Inc.*	4,611,272
23,330	Tetra Tech, Inc.	2,228,015
57,100	Textron, Inc.	2,060,739
37,300	Timken Co. (The)	2,022,406
45,300	TopBuild Corp.*	7,732,257
113,620	Trex Co., Inc.*	8,135,192
51,175	TriMas Corp.*	1,166,790
73,524	Trimble, Inc.*	3,580,619
56,000	Trinity Industries, Inc.(a)	1,092,000
35,000	Trinseo SA	897,400
107,400	TTM Technologies, Inc.*	1,225,434
94,000	Universal Logistics Holdings, Inc.	1,960,840
62,529	US Ecology, Inc.	2,042,822
82,300	Vishay Intertechnology, Inc.	1,281,411
65,900	Westrock Co.	2,289,366

		251,008,686

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Technology — 13.8%
153,055	ACI Worldwide, Inc.*	3,999,327
38,730	Alteryx, Inc. Class A* (a)	4,397,791
30,600	Amdocs, Ltd.	1,756,746
177,100	Amkor Technology, Inc.*	1,983,520
394,100	Avaya Holdings Corp.*	5,990,320
134,391	Black Knight, Inc.*	11,698,737
35,589	Blackline, Inc.*	3,189,842
25,967	Broadridge Financial Solutions, Inc.	3,427,644
104,520	CDK Global, Inc.	4,556,027
94,246	Cerence, Inc.* (a)	4,605,802
45,670	Ceridian HCM Holding, Inc.*	3,774,625
43,800	CSG Systems International, Inc.	1,793,610
107,163	Cubic Corp.	6,233,672
70,450	Diodes, Inc.*	3,976,902
103,815	DXC Technology Co.	1,853,098
67,300	Ebix, Inc.(a)	1,386,380
78,520	Entegris, Inc.	5,837,177
44,613	Envestnet, Inc.*	3,442,339
36,530	EPAM Systems, Inc.*	11,809,418
12,375	Fair Isaac Corp.*	5,264,077
30,276	Five9, Inc.*	3,926,192
51,330	Fortinet, Inc.*	6,047,187
36,501	Guidewire Software, Inc.*	3,805,959
53,058	HubSpot, Inc.*	15,505,139
18,100	Insight Enterprises, Inc.*	1,024,098
26,500	j2 Global, Inc.*	1,834,330
56,130	Lumentum Holdings, Inc.*	4,217,047
85,117	MaxLinear, Inc.*	1,978,119
63,025	MKS Instruments, Inc.	6,884,221
15,498	Monolithic Power Systems, Inc.	4,333,396
51,100	MTS Systems Corp.	976,521
270,011	NCR Corp.* (a)	5,978,044
26,397	Nova Measuring Instruments, Ltd.* (a)	1,376,340
117,300	ON Semiconductor Corp.*	2,544,237
28,431	Pegasystems, Inc.	3,441,288
55,604	Perspecta, Inc.	1,081,498
127,400	Pitney Bowes, Inc.	676,494
47,979	Power Integrations, Inc.	2,658,037
86,759	Rapid7, Inc.*	5,313,121
84,390	RealPage, Inc.*	4,864,240
55,030	Science Applications International Corp.	4,315,453
47,300	Seagate Technology Plc	2,330,471
52,430	Semtech Corp.*	2,776,693
67,249	Silicon Laboratories, Inc.*	6,580,315
117,376	Smartsheet, Inc. Class A*	5,800,722
115,339	SVMK, Inc.*	2,550,145
16,000	Synaptics, Inc.*	1,286,720
86,202	Tenable Holdings, Inc.*	3,254,125
14,500	Teradyne, Inc.	1,152,170

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares		Description	Value ($)

		Technology — continued
16,283		Tyler Technologies, Inc.*	5,675,602
45,300		Ultra Clean Holdings, Inc.*	972,138
55,500		Xerox Holdings Corp.	1,041,735
27,276		Zebra Technologies Corp. Class A*	6,886,099
382,160		Zynga, Inc. Class A*	3,485,299

			217,550,249

		Utilities — 1.2%
37,100		AES Corp.	671,881
8,600		Arch Resources, Inc.	365,328
39,582		IDACORP, Inc.	3,162,602
48,700		National Fuel Gas Co.	1,976,733
104,500		NRG Energy, Inc.	3,212,330
56,121		OGE Energy Corp.	1,683,069
94,516		Portland General Electric Co.	3,355,318
200,600		Vistra Corp.	3,783,316

			18,210,577

		TOTAL COMMON STOCKS (COST $1,398,995,728)	1,482,829,368

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.6%

		Mutual Fund - Securities Lending Collateral — 0.6%
10,003,434		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	10,003,434

		TOTAL SHORT-TERM INVESTMENT (COST $10,003,434)	10,003,434

		TOTAL INVESTMENTS — 94.8% (Cost $1,408,999,162)	1,492,832,802

		Other Assets and Liabilities (net) — 5.2%	81,480,330

		NET ASSETS — 100.0%	$1,574,313,132

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of September 30, 2020.

	(c)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
188	Russell 2000 E-mini Index	Dec 2020	$14,141,360	$141,438
88	S&P Mid 400 E-mini Index	Dec 2020	16,331,920	60,300

				$201,738

Other Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.2
Futures Contracts	0.0	*
Short-Term Investment	0.6
Other Assets and Liabilities (net)	5.2

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.7%

	Australia — 3.6%
224,400	AGL Energy, Ltd.	2,190,622
96,789	Altium, Ltd.	2,491,896
1,842,197	Alumina, Ltd.	1,815,542
264,185	APA Group	1,956,032
95,205	Aristocrat Leisure, Ltd.	2,045,098
208,100	Australia & New Zealand Banking Group, Ltd.	2,568,460
2,050,951	Beach Energy, Ltd.	1,940,425
294,129	BGP Holdings Plc* (a)	—
254,404	BHP Group, Ltd.	6,491,447
126,447	BHP Group, Ltd., ADR	6,538,574
352,276	Bingo Industries, Ltd.(b)	611,035
574,991	BlueScope Steel, Ltd.	5,233,983
134,757	Brambles, Ltd.	1,013,198
228,386	Codan, Ltd.	1,807,200
240,808	Collins Foods, Ltd.	1,772,593
116,188	Computershare, Ltd.	1,017,654
32,732	Credit Corp. Group, Ltd.	397,423
69,368	CSL, Ltd.	14,269,497
1,005,844	CSR, Ltd.	3,078,407
545,857	FlexiGroup, Ltd.(b)	416,674
821,379	Fortescue Metals Group, Ltd.	9,596,189
1,233,793	Genworth Mortgage Insurance Australia, Ltd.	1,383,962
940,793	Gold Road Resources, Ltd.*	981,126
872,100	Harvey Norman Holdings, Ltd.(b)	2,831,601
701,222	IGO, Ltd.	2,090,819
313,533	Iluka Resources, Ltd.	2,027,017
1,053,631	Incitec Pivot, Ltd.	1,533,035
731,800	Inghams Group, Ltd.(b)	1,563,062
118,064	Integrated Research, Ltd.(b)	299,563
254,400	Lendlease Group	2,011,223
948,800	Link Administration Holdings, Ltd.	2,536,595
447,216	Lynas Corp., Ltd.* (b)	743,657
720,307	Mayne Pharma Group, Ltd.*	201,349
42,269	McMillan Shakespeare, Ltd.	248,733
1,224,800	Metcash, Ltd.(b)	2,422,935
1,454,500	Mirvac Group REIT	2,272,677
213,698	NEXTDC, Ltd.*	1,880,903
1,553,351	Orora, Ltd.	2,672,074
216,087	Pendal Group, Ltd.	845,647
810,700	Perenti Global, Ltd.	665,324
2,032,455	Perseus Mining, Ltd.*	1,988,480
898,400	Qantas Airways, Ltd.*	2,607,908
811,515	Regis Resources, Ltd.	2,914,083
908,174	Reliance Worldwide Corp., Ltd.	2,486,566
121,608	Rio Tinto, Ltd.	8,221,168
334,627	Saracen Mineral Holdings, Ltd.*	1,239,993
306,769	Scentre Group REIT	483,729
1,193,013	Silver Lake Resources, Ltd.*	1,975,262

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Australia — continued
235,665	South32, Ltd.	344,582
1,041,700	Stockland REIT	2,822,293
345,218	Super Retail Group, Ltd.	2,603,015
81,856	Technology One, Ltd.	465,842
1,123,023	Whitehaven Coal, Ltd.(b)	841,148

	Total Australia	125,457,320

	Austria — 0.2%
64,200	OMV AG*	1,761,649
35,791	voestalpine AG(b)	944,333
112,743	Wienerberger AG*	2,979,971

	Total Austria	5,685,953

	Belgium — 0.2%
66,193	Ageas SA	2,705,877
69,704	bpost SA*	614,264
24,636	Kinepolis Group NV*	875,350
34,100	UCB SA	3,878,776

	Total Belgium	8,074,267

	Bermuda — 0.2%
141,653	Golden Ocean Group, Ltd.	532,906
257,198	Hiscox, Ltd.*	2,970,604
1,544,000	Man Wah Holdings, Ltd.	2,044,057
314,000	Shangri-La Asia, Ltd.*	256,872
1,289,000	Shenzhen International Holdings, Ltd.	2,042,441

	Total Bermuda	7,846,880

	Brazil — 0.8%
330,216	Banco Bradesco SA, ADR	1,132,641
146,900	Cia de Locacao das Americas*	618,984
49,700	Cosan SA	602,507
699,500	Duratex SA*	2,225,166
124,700	Grupo SBF SA*	561,725
541,000	JBS SA	1,983,956
691,523	Magazine Luiza SA	10,943,742
61,700	Marisa Lojas SA*	76,079
173,400	Movida Participacoes SA*	500,223
274,200	Petro Rio SA*	1,697,316
255,040	Petroleo Brasileiro SA, ADR	1,815,885
219,579	Petroleo Brasileiro SA, Preferred ADR	1,545,836
63,700	SIMPAR SA*	287,170
114,700	Tupy SA*	353,474
11,400	Vivara Participacoes SA*	47,934
135,800	WEG SA	1,582,922

	Total Brazil	25,975,560

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — 1.8%
80,372	Absolute Software Corp.	972,948
64,634	Agnico Eagle Mines, Ltd.	5,133,461
226,463	B2Gold Corp.	1,469,911
13,600	Canadian Pacific Railway, Ltd.(b)	4,124,035
31,900	Canadian Tire Corp., Ltd. Class A(b)	3,203,016
73,855	Cascades, Inc.	931,101
36,900	CGI, Inc.*	2,496,741
240,100	Cineplex, Inc.(b)	1,295,992
1,000	Constellation Software, Inc.(b)	1,107,715
44,441	Descartes Systems Group, Inc. (The)*	2,523,563
35,700	Dorel Industries, Inc. Class B*	317,244
142,046	ECN Capital Corp.	538,089
72,720	Eldorado Gold Corp.*	764,901
117,900	Enerplus Corp.(b)	215,367
25,900	Exco Technologies, Ltd.	127,585
125,788	First Quantum Minerals, Ltd.	1,117,802
86,140	Franco-Nevada Corp.	11,999,304
63,980	Gildan Activewear, Inc.	1,258,487
83,800	Gildan Activewear, Inc. (Toronto Exchange)	1,646,200
31,018	goeasy, Ltd.	1,518,913
179,004	Gran Colombia Gold Corp.	840,243
169,679	Hudbay Minerals, Inc.	717,742
224,577	Kinross Gold Corp.*	1,980,769
58,800	Loblaw Cos., Ltd.	3,069,529
17,200	Magna International, Inc.	784,575
101,700	Medical Facilities Corp.(b)	332,719
46,900	Methanex Corp.	1,144,360
176,191	Nutrien, Ltd.	6,911,973
113,041	Pan American Silver Corp.	3,622,897
168,200	Seven Generations Energy, Ltd. Class A*	452,059
267,100	ShawCor, Ltd.(b)	417,922
1	SSR Mining, Inc.*	11

	Total Canada	63,037,174

	Cayman Islands — 2.0%
45,890	Alibaba Group Holding, Ltd., ADR*	13,490,742
1,410,000	C-Mer Eye Care Holdings, Ltd.	1,029,755
1,777,000	China Medical System Holdings, Ltd.	1,955,847
3,542,000	China Resources Cement Holdings, Ltd.	4,835,401
479,500	CK Hutchison Holdings, Ltd.	2,883,187
1,590,000	Comba Telecom Systems Holdings, Ltd.	562,142
115,310	GDS Holdings, Ltd., ADR*	9,435,817
3,565,000	IGG, Inc.	4,061,800
3,714,000	Jiangnan Group, Ltd.	182,106
3,247,000	Lee & Man Paper Manufacturing, Ltd.	2,346,219
63,300	Melco Resorts & Entertainment, Ltd., ADR	1,053,945
104,000	Minth Group, Ltd.	451,561
59,017	Sapiens International Corp. NV	1,804,740
205,950	Tencent Holdings, Ltd.	13,592,700

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
9,510,000	Tongda Group Holdings, Ltd.	509,245
1,834,000	United Laboratories International Holdings, Ltd. (The)	1,888,429
4,699,500	WH Group, Ltd.	3,808,111
3,048,000	Xinyi Glass Holdings, Ltd.	6,127,463

	Total Cayman Islands	70,019,210

	China — 0.2%
2,710,500	China Railway Construction Corp., Ltd. Class H	1,864,125
8,346,000	China Telecom Corp., Ltd. Class H	2,498,415
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,051,181

	Total China	5,413,721

	Denmark — 1.6%
156,100	Danske Bank AS*	2,117,319
63,400	DFDS AS*	2,127,399
94,320	DSV PANALPINA AS	15,416,014
54,453	ISS AS*	719,721
43,209	Jyske Bank AS*	1,218,449
260,404	Novo Nordisk AS Class B	18,023,473
180,559	Novozymes AS Class B	11,374,982
58,974	Pandora AS	4,252,278
57,294	Sydbank AS*	898,977

	Total Denmark	56,148,612

	Finland — 0.9%
114,831	Caverion OYJ*	818,712
60,282	Kone OYJ Class B	5,305,970
268,318	Neste OYJ	14,149,506
722,139	Nokia OYJ*	2,836,836
305,100	Nordea Bank Abp*	2,328,646
128,529	TietoEVRY OYJ(b)	3,556,983
32,167	Valmet OYJ	797,037
131,564	Wartsila OYJ Abp(b)	1,036,444

	Total Finland	30,830,134

	France — 10.3%
78,650	Air Liquide SA	12,497,024
125,250	Arkema SA	13,309,765
146,709	AXA SA	2,714,078
119,700	BNP Paribas SA*	4,347,845
78,800	Bouygues SA	2,737,032
135,070	Capgemini SE	17,383,292
295,800	Carrefour SA	4,739,979
33,000	Casino Guichard Perrachon SA* (b)	802,972
1,450,000	CGG SA*	975,657
246,322	Cie de Saint-Gobain*	10,401,475
47,007	Cie Generale des Etablissements Michelin SCA	5,055,862
262,645	CNP Assurances*	3,289,342

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	France — continued
82,642	Coface SA*	578,554
361,100	Credit Agricole SA*	3,163,974
176,674	Danone SA	11,440,306
105,317	Dassault Systemes SE	19,729,130
192,900	Edenred	8,686,244
104,850	Electricite de France SA	1,109,768
179,930	Elior Group SA(b) 144A	835,540
606,730	Engie SA*	8,125,127
34,959	EssilorLuxottica SA*	4,761,533
419,041	Eutelsat Communications SA	4,088,354
42,863	IPSOS	1,073,122
47,646	Klepierre SA REIT(b)	669,627
62,726	L’Oreal SA	20,419,056
200,120	Legrand SA	15,999,856
34,968	LVMH Moet Hennessy Louis Vuitton SE	16,377,494
125,400	Metropole Television SA*	1,499,914
926,476	Natixis SA*	2,088,667
77,474	Nexans SA*	4,498,888
36,500	Nexity SA	1,111,989
469,543	Orange SA	4,891,618
121,115	Pernod Ricard SA	19,336,781
146,686	Peugeot SA*	2,666,177
62,549	Publicis Groupe SA	2,022,941
35,500	Quadient	481,232
251,009	Rexel SA*	3,161,274
222,737	Sanofi	22,287,569
378,435	Schneider Electric SE	47,062,020
51,200	Societe BIC SA	2,687,377
159,400	Societe Generale SA*	2,115,566
22,350	Sopra Steria Group*	3,553,905
51,453	Teleperformance	15,904,672
219,200	Television Francaise 1* (b)	1,345,631
218,500	TOTAL SA(b)	7,481,745
458,320	Valeo SA	14,108,041
174,011	Veolia Environnement SA	3,758,676

	Total France	357,376,691

	Germany — 6.2%
41,400	Allianz SE	7,943,380
15,486	AURELIUS Equity Opportunities SE & Co. KGaA*	251,693
47,200	Aurubis AG	3,217,997
107,100	Bayer AG	6,695,249
78,800	BMW AG	5,728,177
285,440	CECONOMY AG*	1,409,177
56,345	Continental AG	6,110,430
83,700	Covestro AG 144A	4,156,688
68,596	Daimler AG	3,703,016
11,687	Delivery Hero SE* 144A	1,344,712
530,649	Deutsche Lufthansa AG* (b)	4,579,876

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
233,239	Deutsche Pfandbriefbank AG*	1,546,687
218,000	Deutsche Post AG	9,944,311
250,889	Deutsche Wohnen SE	12,559,616
86,787	Deutz AG*	505,394
27,997	Duerr AG	862,134
188,992	Evonik Industries AG	4,897,837
172,414	GEA Group AG	6,067,463
45,155	HelloFresh SE*	2,519,410
88,000	HUGO BOSS AG	2,206,272
643,615	Infineon Technologies AG	18,200,445
147,159	Knorr-Bremse AG	17,367,050
29,802	Koenig & Bauer AG*	670,989
21,374	Krones AG	1,327,151
29,044	LEG Immobilien AG	4,148,321
154,000	METRO AG	1,538,611
46,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,836,218
157,885	Puma SE*	14,230,162
44,482	Rheinmetall AG	4,003,943
100,197	SAP SE	15,598,777
82,436	Siemens Healthineers AG 144A	3,702,408
27,377	Siltronic AG	2,459,782
47,568	SMA Solar Technology AG*	2,129,705
84,817	Symrise AG Class A	11,736,362
147,794	TAG Immobilien AG*	4,461,018
42,000	Talanx AG*	1,355,396
93,600	United Internet AG	3,585,862
10,197	Volkswagen AG*	1,784,062
122,697	Vonovia SE	8,428,531

	Total Germany	214,814,312

	Hong Kong — 0.9%
1,176,000	AIA Group, Ltd.	11,517,213
1,448,500	Techtronic Industries Co., Ltd.	18,989,368

	Total Hong Kong	30,506,581

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc*	1,253,626
155,400	Richter Gedeon Nyrt	3,286,584

	Total Hungary	4,540,210

	India — 0.3%
722,350	HDFC Bank, Ltd.*	10,554,260

	Indonesia — 0.0%
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,056,499

	Ireland — 0.5%
225,100	C&C Group Plc	570,378
168,584	James Hardie Industries Plc, CDI	4,004,391

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Ireland — continued
54,288	Kerry Group Plc Class A	6,970,863
68,143	Ryanair Holdings Plc, ADR*	5,571,372

	Total Ireland	17,117,004

	Israel — 0.5%
13,017	Check Point Software Technologies, Ltd.*	1,566,466
7,912	Fattal Holdings 1998, Ltd.*	447,382
4,870	Fiverr International, Ltd.*	676,833
27,594	Hilan, Ltd.	1,207,737
51,813	Maytronics, Ltd.	798,638
16,258	Nova Measuring Instruments, Ltd.*	857,511
12,302	Radware, Ltd.*	298,200
78,600	Stratasys, Ltd.*	980,142
210,300	Teva Pharmaceutical Industries, Ltd.*	1,906,061
57,523	Teva Pharmaceutical Industries, Ltd., ADR*	518,282
37,544	Tower Semiconductor, Ltd.*	699,772
23,770	Wix.com, Ltd.*	6,057,784

	Total Israel	16,014,808

	Italy — 1.6%
1,909,500	A2A SpA	2,776,578
524,667	Banca Popolare di Sondrio SCPA*	1,100,684
184,469	BPER Banca* (b)	430,040
82,458	Buzzi Unicem SpA	1,922,768
55,054	Datalogic SpA	770,836
2,520,988	Enel SpA	21,929,372
831,977	Eni SpA	6,524,935
111,114	Esprinet SpA*	983,749
354,775	Eurotech SpA* (b)	1,606,697
170,128	Falck Renewables SpA	1,074,311
675,959	Leonardo SpA(b)	3,963,318
291,800	Mediobanca Banca di Credito Finanziario SpA	2,291,918
884,783	OVS SpA* (b) 144A	1,025,091
523,706	Reno de Medici SpA	552,712
278,436	Rizzoli Corriere Della Sera Mediagroup SpA*	165,213
641,104	Saipem SpA(b)	1,103,253
1,319,375	Saras SpA* (b)	689,726
174,600	Societa Cattolica di Assicurazioni SC* (b)	931,589
596,700	Unipol Gruppo SpA*	2,609,958
1,078,000	UnipolSai Assicurazioni SpA	2,813,925

	Total Italy	55,266,673

	Japan — 22.9%
2,200	AEON REIT Investment Corp. REIT	2,524,590
234,000	AGC, Inc.	6,807,353
2,000	AI inside, Inc.*	834,834
162,400	Alpen Co., Ltd.	3,051,637
145,300	Alps Alpine Co., Ltd.	1,938,618

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
33,200	Altech Corp.	643,991
42,400	Amada Co., Ltd.	394,549
423,300	Astellas Pharma, Inc.	6,285,522
62,300	Avex, Inc.	579,137
90,400	Bridgestone Corp.	2,841,437
32,200	Brother Industries, Ltd.	508,341
75,100	Can Do Co., Ltd.	1,545,695
339,500	Canon, Inc.(b)	5,618,656
65,609	Canon, Inc., ADR	1,088,453
39,700	Capcom Co., Ltd.	2,204,511
45,400	Central Glass Co., Ltd.(b)	939,147
346,994	Chiba Bank, Ltd. (The)(b)	1,903,814
214,300	Chubu Electric Power Co., Inc.	2,601,329
72,000	Chugai Pharmaceutical Co., Ltd.	3,216,905
15,200	CMIC Holdings Co., Ltd.	194,447
11,800	Coca-Cola Bottlers Japan Holdings, Inc.	196,685
55,000	Computer Engineering & Consulting, Ltd.	845,873
4,400	Cosmos Pharmaceutical Corp.	765,091
213,900	Credit Saison Co., Ltd.	2,253,926
28,900	Cybozu, Inc.	906,463
374,300	Dai-ichi Life Holdings, Inc.	5,238,710
443,600	Daicel Corp.(b)	3,182,083
141,900	Daiichi Sanyko Co., Ltd.	4,341,847
37,600	Daiichikosho Co., Ltd.	1,202,502
18,900	Daikin Industries, Ltd.	3,456,553
111,200	Daiwa House Industry Co., Ltd.	2,842,433
660,600	Daiwa Securities Group, Inc.	2,758,708
265,000	DeNA Co., Ltd.(b)	4,851,511
104,500	Dexerials Corp.(b)	1,093,225
85,100	DIC Corp.	2,111,170
52,800	Dip Corp.	1,077,714
10,600	Disco Corp.	2,552,317
41,800	Dowa Holdings Co., Ltd.	1,219,975
52,800	Eagle Industry Co., Ltd.(b)	395,762
38,900	East Japan Railway Co.	2,388,629
275,800	EDION Corp.(b)	2,874,822
86,600	Eiken Chemical Co., Ltd.(b)	1,736,431
12,300	Eisai Co., Ltd.	1,117,059
180,700	ENEOS Holdings, Inc.	642,116
16,200	Enplas Corp.	343,864
196,800	EPS Holdings, Inc.	1,939,467
101,100	Ezaki Glico Co., Ltd.	4,517,071
159,900	Fuji Corp.	3,147,089
62,500	FUJIFILM Holdings Corp.	3,070,809
120,900	Fukuoka Financial Group, Inc.	2,020,919
87,100	Furukawa Co., Ltd.	936,781
124,400	Futaba Industrial Co., Ltd.	628,307
100	Genki Sushi Co., Ltd.* (b)	2,255
68,000	Glory, Ltd.	1,512,973

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
38,500	GMO internet, Inc.	999,986
37,800	Godo Steel, Ltd.(b)	721,040
193,200	Gumi, Inc.	1,772,175
77,000	GungHo Online Entertainment, Inc.	1,646,821
340,394	Hachijuni Bank, Ltd. (The)	1,332,159
163,000	Haseko Corp.	2,131,527
326,100	Hazama Ando Corp.	2,243,425
87,700	Hirose Electric Co., Ltd.	11,244,016
92,500	Hitachi Capital Corp.(b)	2,158,888
309,100	Hitachi Zosen Corp.	1,300,487
256,900	Hitachi, Ltd.	8,625,004
39,100	Hogy Medical Co., Ltd.	1,335,691
221,100	Hokkaido Electric Power Co., Inc.	942,812
339,900	Honda Motor Co., Ltd.	7,966,859
89,500	Honda Motor Co., Ltd., ADR	2,121,150
6,300	Hosokawa Micron Corp.	325,955
107,400	Hoya Corp.	12,070,160
18,900	Ichibanya Co., Ltd.	1,006,519
69,900	Ichinen Holdings Co., Ltd.(b)	833,925
48,700	Ines Corp.	752,213
477,000	Inpex Corp.	2,547,044
386,300	Isuzu Motors, Ltd.	3,358,207
219,500	Ito En, Ltd.(b)	15,620,629
317,400	ITOCHU Corp.(b)	8,075,609
77,400	Jaccs Co., Ltd.(b)	1,246,849
10,800	Jafco Co., Ltd.	451,834
105,600	Japan Airlines Co., Ltd.*	1,967,304
153,300	Japan Aviation Electronics Industry, Ltd.	2,094,747
108,700	Japan Petroleum Exploration Co., Ltd.(b)	1,679,993
43,200	Japan Post Insurance Co., Ltd.	675,857
30,300	JFE Holdings, Inc.*	210,173
29,300	JMDC, Inc.*	1,285,502
59,000	Juki Corp.	253,824
14,400	Kaga Electronics Co., Ltd.	304,838
12,500	Kaken Pharmaceutical Co., Ltd.	570,928
278,400	Kandenko Co., Ltd.	2,268,777
37,800	Kaneka Corp.(b)	1,054,875
282,500	Kanematsu Corp.	3,439,899
373,100	Kansai Electric Power Co., Inc. (The)	3,606,197
163,100	Kansai Paint Co., Ltd.(b)	4,030,748
288,008	Kao Corp.	21,524,866
146,500	Kappa Create Co., Ltd.* (b)	2,176,746
41,600	Kato Sangyo Co., Ltd.	1,486,137
52,200	Kawasaki Heavy Industries, Ltd.* (b)	700,913
754,900	KDDI Corp.	18,999,473
39,100	Keyence Corp.	18,147,617
24,100	Kintetsu World Express, Inc.	508,811
128,500	Kirin Holdings Co., Ltd.	2,403,058
99,400	Kisoji Co., Ltd.(b)	2,392,457

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
81,500	Kissei Pharmaceutical Co., Ltd.	1,831,105
37,400	Kito Corp.(b)	436,268
151,800	Kobayashi Pharmaceutical Co., Ltd.	14,629,072
5,700	Konami Holdings Corp.	245,219
12,086	Kose Corp.	1,471,668
12,000	Kurimoto, Ltd.	216,393
57,400	Life Corp.	2,635,298
64,200	M3, Inc.	3,954,326
1,051,900	Marubeni Corp.(b)	5,925,846
57,900	Marvelous, Inc.	438,927
64,800	Matsumotokiyoshi Holdings Co., Ltd.	2,357,927
32,300	Matsuyafoods Holdings Co., Ltd.(b)	1,117,170
63,400	Maxell Holdings, Ltd.*	651,843
573,200	Mebuki Financial Group, Inc.	1,292,728
25,400	Media Do Co., Ltd.	1,831,650
44,900	Medipal Holdings Corp.	895,617
23,000	Milbon Co., Ltd.	1,216,147
936,500	Mitsubishi Chemical Holdings Corp.	5,375,136
210,200	Mitsubishi Gas Chemical Co., Inc.	3,876,141
118,400	Mitsubishi Heavy Industries, Ltd.	2,614,718
69,900	Mitsubishi Materials Corp.	1,371,108
33,200	Mitsubishi Shokuhin Co., Ltd.	871,763
2,031,000	Mitsubishi UFJ Financial Group, Inc.	8,008,141
67,400	Mitsui Chemicals, Inc.	1,619,695
61,900	Mixi, Inc.(b)	1,659,973
300,350	Mizuho Financial Group, Inc.(b)	3,729,827
91,200	Mizuho Leasing Co., Ltd.	2,335,093
276,100	MonotaRO Co., Ltd.(b)	13,657,178
128,700	MS&AD Insurance Group Holdings, Inc.	3,444,033
249,400	Murata Manufacturing Co., Ltd.	16,006,692
67,900	NEC Corp.	3,950,592
146,600	Nihon House Holdings Co., Ltd.(b)	390,359
241,200	Nihon Kohden Corp.(b)	7,908,197
34,800	Nikkon Holdings Co., Ltd.(b)	751,532
49,100	Nintendo Co., Ltd., ADR	3,481,190
13,400	Nippon Chemi-Con Corp.*	178,785
111,600	Nippon Kayaku Co., Ltd.(b)	981,378
46,600	Nippon Paper Industries Co., Ltd.(b)	575,380
119,100	Nippon Soda Co., Ltd.	3,397,053
49,100	Nippon Steel Corp.*	460,385
565,900	Nippon Telegraph & Telephone Corp.	11,529,281
52,000	Nippon Yusen KK	895,328
13,400	Nishio Rent All Co., Ltd.	283,542
996,900	Nissan Motor Co., Ltd.*	3,512,247
49,200	Nisshin Oillio Group, Ltd. (The)	1,480,243
34,100	Nissin Foods Holdings Co., Ltd.(b)	3,198,996
44,900	Nitto Denko Corp.	2,910,225
29,900	Nojima Corp.	801,829
1,092,000	Nomura Holdings, Inc.	4,952,442

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
387,700	Nomura Research Institute, Ltd.	11,370,525
510,141	North Pacific Bank, Ltd.	1,107,006
297,900	NTT DOCOMO, Inc.	10,966,943
22,200	Obara Group, Inc.	743,646
389,700	Obayashi Corp.	3,526,613
24,500	OBIC Business Consultants Co., Ltd.(b)	1,416,185
52,500	Obic Co., Ltd.	9,173,695
77,700	Oisix ra daichi, Inc.*	2,499,683
56,800	Okamura Corp.(b)	398,833
104,300	Oki Electric Industry Co., Ltd.	1,116,829
129,700	Okuwa Co., Ltd.	1,846,010
940,200	Olympus Corp.	19,440,125
150,200	Omron Corp.	11,642,528
322,500	ORIX Corp.	3,988,084
40,100	Otsuka Holdings Co., Ltd.	1,690,181
418,600	Pan Pacific International Holdings Corp.	9,718,279
346,000	Panasonic Corp.	2,914,098
54,500	Paramount Bed Holdings Co., Ltd.	2,241,353
33,100	Pilot Corp.	969,194
59,900	Plenus Co., Ltd.	1,031,917
201,500	Prestige International, Inc.	1,817,758
29,600	Prima Meat Packers, Ltd.	907,382
30,300	Punch Industry Co., Ltd.(b)	119,443
306,000	Rakuten, Inc.	3,282,403
481,700	Recruit Holdings Co., Ltd.	18,988,648
77,500	Relia, Inc.	971,596
47,300	Renesas Electronics Corp.*	342,884
164,900	Rengo Co., Ltd.	1,240,696
714,000	Resona Holdings, Inc.	2,419,467
30,400	Ricoh Co., Ltd.(b)	203,377
257,400	Rohto Pharmaceutical Co., Ltd.	8,427,149
66,900	Sangetsu Corp.	1,023,818
194,400	Sanki Engineering Co., Ltd.(b)	2,122,134
53,700	Sankyu, Inc.	2,104,136
108,100	Sanoh Industrial Co., Ltd.(b)	582,857
595,600	Santen Pharmaceutical Co., Ltd.	12,128,725
32,200	Sanyo Trading Co., Ltd.	303,296
40,100	Sawai Pharmaceutical Co., Ltd.	2,017,730
51,700	SBS Holdings, Inc.	1,072,409
137,400	Secom Co., Ltd.	12,507,007
87,300	Seibu Holdings, Inc.	934,796
165,600	Seiko Epson Corp.(b)	1,890,913
35,400	Seria Co., Ltd.	1,501,137
17,400	Shimachu Co., Ltd.(b)	586,156
248,100	Shimadzu Corp.	7,499,659
43,600	Shin-Etsu Chemical Co., Ltd.	5,653,994
35,500	Shindengen Electric Manufacturing Co., Ltd.	673,804
190,400	Shinmaywa Industries, Ltd.	1,632,825
178,400	Shinsei Bank, Ltd.(b)	2,187,526

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
65,000	Shionogi & Co., Ltd.	3,467,118
200,500	SKY Perfect JSAT Holdings, Inc.	872,070
21,600	SMC Corp.	11,965,659
74,100	Sohgo Security Services Co., Ltd.	3,510,850
133,900	Soiken Holdings, Inc.	1,135,606
1,695,400	Sojitz Corp.(b)	3,823,607
91,700	Sompo Holdings, Inc.	3,153,409
19,300	ST Corp.	414,055
108,800	Subaru Corp.	2,094,964
19,600	Sumitomo Bakelite Co., Ltd.	535,272
142,200	Sumitomo Chemical Co., Ltd.	467,577
189,500	Sumitomo Corp.(b)	2,259,886
196,600	Sumitomo Electric Industries, Ltd.	2,196,450
243,300	Sumitomo Forestry Co., Ltd.(b)	3,850,194
128,500	Sumitomo Heavy Industries, Ltd.	2,973,534
25,400	Sumitomo Metal Mining Co., Ltd.	781,039
414,700	Sumitomo Mitsui Construction Co., Ltd.	1,677,977
182,300	Sumitomo Mitsui Financial Group, Inc.	5,039,896
99,300	Sumitomo Mitsui Financial Group, Inc., ADR	555,087
99,200	Sumitomo Mitsui Trust Holdings, Inc.	2,624,998
239,000	Sumitomo Rubber Industries, Ltd.	2,203,610
11,700	Sumitomo Seika Chemicals Co., Ltd.	376,954
9,900	Suzuken Co., Ltd.	375,718
129,900	T&D Holdings, Inc.	1,270,319
67,700	Taiheiyo Cement Corp.	1,715,434
68,100	Taiyo Nippon Sanso Corp.(b)	1,042,182
42,800	Takara Holdings, Inc.	472,897
44,543	Takeda Pharmaceutical Co., Ltd., ADR	794,647
26,500	TDK Corp.	2,865,204
232,300	Teijin, Ltd.	3,585,868
211,900	Terumo Corp.	8,393,272
10,000	Toei Animation Co., Ltd.(b)	649,105
119,200	Tokio Marine Holdings, Inc.	5,195,868
106,100	Tokuyama Corp.	2,537,633
88,500	Tokyo Electric Power Co. Holdings, Inc.*	242,362
10,000	Tokyo Electron, Ltd.	2,589,785
13,300	Tokyo Electron, Ltd., ADR	863,968
67,000	Tokyo Seimitsu Co., Ltd.	2,114,186
53,900	Tokyotokeiba Co., Ltd.	2,722,325
138,500	Tomy Co., Ltd.	1,187,743
23,500	Tosho Co., Ltd.	288,378
111,400	Towa Corp.	1,218,190
54,000	Towa Pharmaceutical Co., Ltd.(b)	1,079,181
54,200	Toyo Ink SC Holdings Co., Ltd.	1,032,332
234,700	Toyo Suisan Kaisha, Ltd.(b)	12,365,507
14,200	Toyo Tanso Co., Ltd.	237,900
65,800	Toyota Motor Corp.	4,322,236
80,200	Toyota Tsusho Corp.	2,235,842
22,700	Transcosmos, Inc.	614,339

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
85,600	TS Tech Co., Ltd.	2,403,419
16,600	Tsubakimoto Chain Co.	388,377
62,100	UACJ Corp.	1,016,856
130,200	Ube Industries, Ltd.	2,185,011
62,400	Ulvac, Inc.	2,249,901
50,100	Unicharm Corp.	2,237,006
38,500	United Super Markets Holdings, Inc.(b)	462,598
28,500	UUUM, Co., Ltd.* (b)	608,187
121,900	Valor Holdings Co., Ltd.	3,356,784
191,000	Yamaha Motor Co., Ltd.	2,754,686
201,000	Yokogawa Electric Corp.	3,171,278
129,200	Yokohama Rubber Co., Ltd. (The)	1,825,426
28,100	Yuasa Trading Co., Ltd.	870,719

	Total Japan	790,332,449

	Luxembourg — 0.2%
453,289	ArcelorMittal SA*	6,051,161
53,689	eDreams ODIGEO SA* (b)	145,119
24,947	Stabilus SA	1,467,094
43,005	Tenaris SA, ADR	423,599

	Total Luxembourg	8,086,973

	Malta — 0.1%
56,483	Kambi Group Plc*	1,849,108
200,008	Kindred Group Plc, SDR	1,455,701

	Total Malta	3,304,809

	Marshall Islands — 0.0%
145,597	DHT Holdings, Inc.	751,280

	Mauritius — 0.0%
7,888,300	Golden Agri-Resources, Ltd.	820,554

	Netherlands — 4.0%
11,889	Adyen NV*	21,923,232
1,962,004	Aegon NV	5,107,654
44,177	ASML Holding NV	16,302,776
9,725	ASML Holding NV ADR NYRS	3,591,151
32,201	ASR Nederland NV	1,083,727
60,792	CNH Industrial NV*	473,921
12,071	Corbion NV	555,586
49,429	Core Laboratories NV	754,287
42,475	Euronext NV	5,324,511
34,062	EXOR NV	1,856,542
74,266	Fiat Chrysler Automobiles NV*	911,638
242,913	Fugro NV CVA, GDR* (b)	955,394
116,769	Heineken NV	10,390,190
237,300	ING Groep NV*	1,685,481

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
61,757	Intertrust NV 144A	1,052,978
344,100	Koninklijke Ahold Delhaize NV	10,188,603
1,250,969	Koninklijke BAM Groep NV* (b)	1,584,305
79,246	Koninklijke DSM NV	13,065,657
37,780	Koninklijke Philips NV*	1,780,970
334,382	NN Group NV	12,567,229
223,856	Signify NV* 144A	8,289,903
149,449	STMicroelectronics NV	4,600,350
22,417	STMicroelectronics NV (Euronext Exchange)	690,305
66,812	TomTom NV*	502,597
114,866	Unilever NV ADR NYRS	6,937,906
62,317	Wolters Kluwer NV	5,322,860

	Total Netherlands	137,499,753

	New Zealand — 0.2%
425,885	Fletcher Building, Ltd.* (b)	1,083,814
245,947	Pushpay Holdings, Ltd.*	1,438,753
256,400	SKY Network Television, Ltd.*	24,066
394,109	SKYCITY Entertainment Group, Ltd.	776,308
32,132	Xero, Ltd.*	2,320,334

	Total New Zealand	5,643,275

	Norway — 0.5%
53,831	Aker BP ASA	839,401
100,400	Austevoll Seafood ASA	833,752
237,976	DNB ASA*	3,288,619
161,649	Elkem ASA 144A	344,493
121,804	Equinor ASA	1,728,787
369,893	Leroy Seafood Group ASA	2,118,960
113,647	Nordic Semiconductor ASA*	1,166,034
139,160	Storebrand ASA*	727,881
67,055	TGS NOPEC Geophysical Co. ASA	809,826
25,322	TOMRA Systems ASA	1,088,213
81,764	Yara International ASA	3,141,543

	Total Norway	16,087,509

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	440,444

	Portugal — 0.0%
782,528	Banco Espirito Santo SA* (a) (c)	—
336,389	Navigator Co. SA (The)*	837,847

	Total Portugal	837,847

	Russia — 0.7%
120,640,000	Federal Grid Co. Unified Energy System PJSC	309,213
1,034,110	Gazprom PJSC	2,282,068
426,500	Gazprom PJSC, ADR	1,856,981

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
67,700	LUKOIL PJSC, ADR	3,886,657
23,645	Magnit PJSC	1,514,352
19,975	MMC Norilsk Nickel PJSC	4,840,771
84,300	MMC Norilsk Nickel PJSC, ADR	2,035,845
29,417	PhosAgro PJSC	1,087,577
8,465	Polyus PJSC	1,779,967
205,880	Rosneft Oil Co. PJSC	1,019,832
45,975,000	ROSSETI PJSC	876,829
74,268,000	RusHydro PJSC*	731,758
44,800	Tatneft PJSC, ADR	1,602,944

	Total Russia	23,824,794

	Singapore — 0.3%
1,627,200	NetLink NBN Trust	1,162,201
280,200	SATS, Ltd.	580,885
259,300	United Overseas Bank, Ltd.	3,614,738
255,500	Venture Corp., Ltd.	3,601,069
3,718,700	Yangzijiang Shipbuilding Holdings, Ltd.	2,696,882

	Total Singapore	11,655,775

	South Africa — 0.2%
80,549	African Rainbow Minerals, Ltd.(b)	934,426
27,420	Anglo American Platinum, Ltd.	1,911,920
272,600	Aspen Pharmacare Holdings, Ltd.*	1,949,384
178,728	AVI, Ltd.	796,240
1,003,000	Old Mutual, Ltd.(b)	615,404
57,279	Sibanye Stillwater, Ltd., ADR	638,088

	Total South Africa	6,845,462

	South Korea — 1.2%
8,438	Dong-A ST Co., Ltd.	668,835
31,343	Han Kuk Carbon Co., Ltd.	255,675
7,997	Hyundai Mobis Co., Ltd.	1,572,732
93,000	Kia Motors Corp.	3,729,543
12,961	Kolmar BNH Co., Ltd.	676,033
16,943	S&T Motiv Co., Ltd.	735,959
595,879	Samsung Electronics Co., Ltd.	29,653,833
14,100	SK Telecom Co., Ltd.	2,869,432
68,214	Top Engineering Co., Ltd.	559,944

	Total South Korea	40,721,986

	Spain — 2.3%
228,772	Acerinox SA*	1,878,960
248,201	Amadeus IT Group SA	13,851,214
533,117	Banco Bilbao Vizcaya Argentaria SA	1,482,879
801,200	Banco Santander SA	1,502,868
324,300	Banco Santander SA, ADR	599,955
363,200	Cellnex Telecom SA	22,147,147

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
161,200	Enagas SA	3,722,971
173,182	Ercros SA	381,794
1,827,523	Iberdrola SA	22,523,411
190,741	Indra Sistemas SA* (b)	1,358,811
20,191	Let’s GOWEX SA* (a) (b) (c)	—
1,116,500	Mapfre SA	1,750,486
481,400	Mediaset Espana Comunicacion SA* (b)	1,789,509
402,108	Repsol SA	2,698,107
1,126,045	Telefonica SA	3,878,183

	Total Spain	79,566,295

	Sweden — 2.3%
99,593	Bilia AB Class A*	1,258,544
48,926	BillerudKorsnas AB*	821,902
159,400	Boliden AB	4,749,942
121,631	Bonava AB Class B	1,012,459
81,940	Bravida Holding AB* 144A	999,760
322,095	Byggmax Group AB*	1,900,181
304,620	Electrolux Professional AB Class B*	1,225,287
223,311	Epiroc AB Class A	3,247,366
39,354	Evolution Gaming Group AB 144A	2,615,392
50,015	Haldex AB*	233,590
205,942	Hexagon AB Class B*	15,596,367
170,496	Hexpol AB*	1,528,749
70,468	Inwido AB*	718,852
8,549	JM AB	266,308
122,591	Lindab International AB	2,142,261
56,623	Nobia AB*	380,228
32,506	Pandox AB Class B*	375,544
32,693	PowerCell Sweden AB*	854,767
292,173	Sandvik AB*	5,742,260
645,800	SAS AB* (b)	275,782
237,400	SKF AB Class B	4,925,718
264,277	Svenska Handelsbanken AB Class A*	2,224,061
1,604,857	Telefonaktiebolaget LM Ericsson Class B	17,622,944
35,564	Tobii AB*	210,404
432,600	Volvo AB Class B*	8,364,406

	Total Sweden	79,293,074

	Switzerland — 8.1%
301,620	ABB, Ltd.	7,698,491
59,200	Adecco Group AG	3,136,714
71,576	Alcon, Inc.*	4,074,476
76,589	Arbonia AG*	990,343
3,205	Bachem Holding AG	1,365,722
175	Belimo Holding AG	1,325,714
104	Chocoladefabriken Lindt & Spruengli AG	880,109
71,938	Cie Financiere Richemont SA	4,831,102
45,583	Clariant AG	900,993

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
8,278	Comet Holding AG	1,274,024
499,600	Credit Suisse Group AG	5,026,724
7,854	dormakaba Holding AG*	4,274,286
39,900	Dufry AG* (b)	1,237,714
86,342	EFG International AG*	482,105
20,200	Flughafen Zurich AG*	2,783,477
8,873	Geberit AG	5,271,166
7,592	Givaudan SA	32,805,703
21,740	Huber & Suhner AG	1,637,451
52,075	Idorsia, Ltd.*	1,402,270
49,783	Julius Baer Group, Ltd.	2,127,868
45,100	Landis & Gyr Group AG*	2,476,512
31,855	Lonza Group AG	19,714,561
405,523	Nestle SA	48,261,099
219,371	Novartis AG	19,080,203
15,847	Partners Group Holding AG	14,619,774
106,289	Roche Holding AG	36,459,296
19,129	Schindler Holding AG	5,236,401
4,975	SGS SA	13,369,551
26,344	Sika AG	6,488,868
10,395	Sonova Holding AG*	2,643,017
12,800	Swiss Life Holding AG*	4,855,292
2,686	Swiss Re AG	199,659
6,388	Tecan Group AG	3,191,393
973,045	UBS Group AG	10,908,695
7,221	Valora Holding AG*	1,348,706
18,700	Zurich Insurance Group AG	6,527,445

	Total Switzerland	278,906,924

	Taiwan — 1.6%
1,288,000	Chipbond Technology Corp.	2,819,529
759,000	ChipMOS Technologies, Inc.	748,203
1,961,000	Compeq Manufacturing Co., Ltd.	2,759,159
1,854,000	Fubon Financial Holding Co., Ltd.	2,682,225
1,052,000	Hon Hai Precision Industry Co., Ltd.	2,811,436
970,000	Taiwan Semiconductor Manufacturing Co., Ltd.	14,502,106
359,276	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	29,126,505

	Total Taiwan	55,449,163

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,168,550
16,156,000	Sansiri PCL Class F	305,912
775,900	United Paper PCL Class F	352,598

	Total Thailand	1,827,060

	Turkey — 0.1%
71,713	BIM Birlesik Magazalar AS	647,862
98,041	Ford Otomotiv Sanayi AS	1,113,502

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued
144,288	Sok Marketler Ticaret AS*	225,305
1,118,001	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	532,579
160,518	Ulker Biskuvi Sanayi AS*	476,294

	Total Turkey	2,995,542

	United Kingdom — 11.7%
484,537	3i Group Plc	6,242,795
98,576	Aggreko Plc	471,270
283,185	Anglo American Plc	6,867,332
27,629	Anglo American Plc, ADR	334,035
159,401	Ashtead Group Plc	5,770,060
218,890	ASOS Plc*	14,573,518
44,067	Associated British Foods Plc	1,063,911
147,146	AstraZeneca Plc	16,087,778
211,334	AstraZeneca Plc, ADR	11,581,103
26,715	Atlassian Corp. Plc Class A*	4,856,520
319,109	Avast Plc 144A	2,174,107
23,751	AVEVA Group Plc	1,469,555
1,072,500	Babcock International Group Plc	3,471,865
974,600	BAE Systems Plc	6,073,020
45,361	Bank of Georgia Group Plc*	523,679
1,759,000	Barclays Plc*	2,219,685
280,200	Barratt Developments Plc	1,723,550
54,979	Bellway Plc	1,671,016
44,100	Berkeley Group Holdings Plc	2,410,487
115,148	BHP Group Plc	2,461,901
201,050	BHP Group Plc, ADR	8,576,793
93,857	Bodycote Plc	706,796
675,052	boohoo Group Plc*	3,277,015
1,923,578	BP Plc	5,600,276
217,879	BP Plc, ADR	3,804,167
255,700	British American Tobacco Plc	9,181,551
1,821,700	BT Group Plc	2,316,941
68,535	Carnival Plc	885,134
24,844	Carnival Plc, ADR	320,984
1,634,400	Centrica Plc	847,082
164,112	Chemring Group Plc	512,376
336,107	Compass Group Plc	5,079,528
171,681	ConvaTec Group Plc 144A	396,845
208,800	Crest Nicholson Holdings Plc*	533,125
39,067	Croda International Plc	3,156,613
459,029	Diageo Plc	15,725,963
70,900	Dialog Semiconductor Plc*	3,092,842
1,270,746	Dixons Carphone Plc	1,532,751
44,534	EMIS Group Plc	598,765
1,308,680	EnQuest Plc* (b)	176,969
212,761	Evraz Plc	947,848
285,313	Experian Plc	10,770,495
701,600	Firstgroup Plc*	345,396

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
22,177	Games Workshop Group Plc	2,921,516
838,781	GlaxoSmithKline Plc	15,745,138
247,870	GlaxoSmithKline Plc, ADR	9,329,827
1,456,340	Glencore Plc*	3,030,484
52,816	Greggs Plc*	802,296
275,171	Halma Plc	8,342,126
622,255	Hays Plc	909,030
558,327	IMI Plc	7,578,953
229,500	Imperial Brands Plc	4,057,339
183,000	Inchcape Plc*	1,042,382
30,282	InterContinental Hotels Group Plc*	1,602,742
87,043	Intermediate Capital Group Plc	1,342,473
508,601	International Game Technology Plc	5,660,729
122,911	Intertek Group Plc	10,064,682
1,699,153	J Sainsbury Plc	4,194,531
98,807	Johnson Matthey Plc	3,010,777
172,095	Jupiter Fund Management Plc	498,365
2,280,937	Kingfisher Plc	8,749,074
5,315,800	Lloyds Banking Group Plc*	1,811,185
161,605	London Stock Exchange Group Plc	18,543,997
690,031	M&G Plc	1,422,855
1,263,445	Man Group Plc	1,878,389
676,700	Marks & Spencer Group Plc	853,142
379,651	Marston’s Plc	215,958
232,017	Meggitt Plc	772,375
603,396	Melrose Industries Plc*	900,981
121,665	Micro Focus International Plc*	387,087
484,800	Mitchells & Butlers Plc*	848,619
519,456	Mitie Group Plc	220,269
360,069	Paragon Banking Group Plc	1,550,105
723,954	Pets at Home Group Plc	3,957,102
54,540	Polymetal International Plc	1,191,216
1,132,996	QinetiQ Group Plc	4,069,039
210,057	Reckitt Benckiser Group Plc	20,530,060
480,958	Redrow Plc*	2,510,757
192,666	RELX Plc	4,299,096
226,599	Restaurant Group Plc (The)* (b)	145,009
79,327	Rio Tinto Plc	4,774,398
103,514	Rio Tinto Plc, ADR	6,251,210
109,432	Rolls-Royce Holdings Plc*	183,916
266,653	Rotork Plc	972,825
280,222	Royal Dutch Shell Plc Class A	3,491,930
22,108	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	279,419
280,600	Royal Dutch Shell Plc Class B	3,410,666
115,920	Royal Dutch Shell Plc Class B, ADR	2,807,582
278,692	Royal Mail Plc	861,100
556,464	Saga Plc(b)	89,925
324,347	Sage Group Plc (The)	3,022,428
376,251	Senior Plc	216,456

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares		Description	Value ($)

		United Kingdom — continued
156,297		Smith & Nephew Plc	3,064,251
161,143		Spectris Plc	5,076,896
93,660		Spirax-Sarco Engineering Plc	13,397,903
968,534		Stagecoach Group Plc	485,072
145,983		SThree Plc	452,944
650,460		Tate & Lyle Plc	5,593,763
1,435,900		Taylor Wimpey Plc	2,013,191
2,138,361		Tesco Plc	5,874,504
46,786		Unilever Plc	2,888,760
99,743		Vistry Group Plc*	733,068
290,180		Vodafone Group Plc, ADR	3,894,216
287,710		Whitbread Plc*	7,903,968
147,160		WPP Plc	1,156,710
18,800		WPP Plc, ADR	737,712

		Total United Kingdom	405,057,960

		United States — 2.3%
3,113		Alphabet, Inc. Class A*	4,562,413
86,424		Analog Devices, Inc.	10,089,138
45,943		ANSYS, Inc.*	15,033,928
256,571		Cadence Design Systems, Inc.*	27,358,166
152,318		Colgate-Palmolive Co.	11,751,333
0	(d)	International Flavors & Fragrances, Inc.	54
29,772		Nordson Corp.	5,710,865
30,561		Texas Instruments, Inc.	4,363,805

		Total United States	78,869,702

		TOTAL COMMON STOCKS (COST $2,863,497,787)	3,134,554,499

		INVESTMENT COMPANY — 0.8%

		United States — 0.8%
445,800		iShares MSCI EAFE ETF	28,375,170

		TOTAL INVESTMENT COMPANY (COST $27,486,773)	28,375,170

		PREFERRED STOCKS — 1.3%

		Brazil — 0.1%
69,600		Alpargatas SA, 0.14%	471,701
94,600		Bradespar SA, 1.74%	753,416
202,500		Gerdau SA, 0.32%	747,279
684,200		Metalurgica Gerdau SA, 0.41%	1,141,052

		Total Brazil	3,113,448

		Germany — 1.2%
24,811		BMW AG, 5.10%	1,358,719
205,723		Henkel AG & Co. KGaA, 1.99%	21,547,662
29,593		Porsche Automobil Holding SE, 4.45%	1,766,344
257,100		Schaeffler AG, 7.77%	1,588,844

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares		Description	Value ($)

		Germany — continued
86,598		Volkswagen AG, 3.53%	13,952,859

		Total Germany	40,214,428

		TOTAL PREFERRED STOCKS (COST $45,853,920)	43,327,876

		RIGHTS — 0.0%

		Sweden — 0.0%
5,812,200		SAS AB* (a)	1,728,724

		TOTAL RIGHTS (COST $1,048,011)	1,728,724

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 1.2%

		Mutual Fund - Securities Lending Collateral — 1.2%
41,437,921		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e) (f)	41,437,921

		TOTAL SHORT-TERM INVESTMENT (COST $41,437,921)	41,437,921

		TOTAL INVESTMENTS — 94.0% (Cost $2,979,324,412)	3,249,424,190

		Other Assets and Liabilities (net) — 6.0%	208,266,166

		NET ASSETS — 100.0%	$3,457,690,356

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,728,724 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2020 was $2,505,983.

	(b)	All or a portion of this security is out on loan.

	(c)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	(d)	Fractional Shares, amount rounds to zero.

	(e)	The rate disclosed is the 7-day net yield as of September 30, 2020.

	(f)	Represents an investment of securities lending cash collateral.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $26,937,917 which represents 0.8% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	28,521,756	JPY	3,009,376,000	02/19/21	HSBC Bank USA, N.A.	$(54,109)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,013	MSCI EAFE Index	Dec 2020	$93,864,580	$(2,243,172)

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Other Abbreviations

ADR	— American Depository Receipt
CDI	— CREST Depository Interest
CVA	— Certificaten Van Aandelen
GDR	— Global Depository Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipt

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	24.3
Industrial	15.8
Consumer, Cyclical	11.0
Technology	10.7
Financial	9.9
Basic Materials	9.3
Communications	6.0
Energy	2.7
Utilities	2.2
Unaffiliated Fund	0.8
Diversified	0.1
Short-Term Investment	1.2
Other Assets and Liabilities (net)	6.0

100.0%

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 101.2%

	Asset Backed Securities — 11.0%
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	416,320
100,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	103,860
200,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	211,235
400,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	417,658
600,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	619,557
500,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	508,956
100,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, due 02/18/26	101,455
1,507,000	AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	1,512,671
500,000	Anchorage Capital CLO 11, Ltd., Series 2019-11A, Class A, 1.65% (3 mo. USD LIBOR + 1.39%), due 07/22/32(b) 144A	500,281
3,500,000	Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 1.34% (3 mo. USD LIBOR + 1.09%), due 01/28/31(b) 144A	3,458,945
366,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	341,158
432,000	Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	447,329
1,550,000	ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,583,553
27,533	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 0.84% (1 mo. USD LIBOR + 0.69%), due 04/25/34(b)	27,478
989,077	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 1.53% (3 mo. USD LIBOR + 1.26%), due 07/16/29(b) 144A	979,196
297,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	304,147
207,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	213,828
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 1.53% (3 mo. USD LIBOR + 1.25%), due 10/15/30(b) 144A	247,280
490,537	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	492,861
185,000	Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, due 10/20/50(c) 144A	185,000
104,893	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	107,784
207,000	Capital Automotive REIT, LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	213,418
1,713,000	Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	1,754,042
497,130	Carlyle U.S. CLO, Ltd., Series 2017-1A, Class A1B, 1.50% (3 mo. USD LIBOR + 1.23%), due 04/20/31(b) 144A	491,583
1,169,000	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,185,535
850,000	CIFC Funding CLO, Ltd., Series 2014-2RA, Class A1, 1.31% (3 mo. USD LIBOR + 1.05%), due 04/24/30(b) 144A	840,225
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,454,490
353,000	CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	353,131

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
344,717	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	354,937
295,638	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1, 4.13%, due 07/25/58(d) 144A	296,952
909,675	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	937,948
146,250	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	155,145
743,490	DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, due 05/20/49 144A	770,803
486,250	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	526,365
842,185	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 1.49% (3 mo. USD LIBOR + 1.25%), due 07/25/47(b) 144A	846,495
300,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, due 02/15/24	305,471
200,000	Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42%, due 03/17/25	202,448
328,613	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	342,895
1,287,000	FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.34%, due 09/17/25 144A	1,295,660
220,335	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	222,382
125,775	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	116,722
511,000	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, due 08/15/31 144A	536,283
1,900,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	2,020,348
2,564,000	Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1, 3.52%, due 10/15/23	2,647,942
573,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	621,595
378,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, due 09/15/27	379,957
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	105,810
1,079,463	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	1,100,906
495,000	GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, due 04/15/26 144A	532,438
224,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%, due 08/15/25 144A	224,839
451,000	Golden Credit Card Trust, Series 2018-4A, Class A, 3.44%, due 08/15/25 144A	489,026
158,221	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	161,712
71,617	Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	75,145
148,404	Home Equity Asset Trust, Series 2003-8, Class M1, 1.23% (1 mo. USD LIBOR + 1.08%), due 04/25/34(b)	147,656
1,750,000	HPS Loan Management CLO, Ltd., Series 10A-2016, Class A1R, 1.41% (3 mo. USD LIBOR + 1.14%), due 01/20/28(b) 144A	1,741,301
750,000	HPS Loan Management CLO, Ltd., Series 15A-2019, Class A1, 1.58% (3 mo. USD LIBOR + 1.32%), due 07/22/32(b) 144A	744,197
199,000	Hyundai Auto Receivables Trust, Series 2020-B, Class A3, 0.48%, due 12/16/24	199,341
169,000	Hyundai Auto Receivables Trust, Series 2020-B, Class A4, 0.62%, due 12/15/25	170,136
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 1.54% (3 mo. USD LIBOR + 1.28%), due 10/23/29(b) 144A	499,688
516,302	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.85% (1 mo. USD LIBOR + 0.70%), due 03/17/37(b) 144A	512,234

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
153,838	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	158,530
153,838	Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	163,492
251,143	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	257,785
260,448	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59(e) 144A	263,614
211,530	Limerock CLO III LLC, Series 2014-3A, Class A1R, 1.47% (3 mo. USD LIBOR + 1.20%), due 10/20/26(b) 144A	211,078
121,316	MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, due 04/15/49 144A	124,614
746,312	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 1.39% (3 mo. USD LIBOR + 1.12%), due 04/21/31(b) 144A	733,905
125,013	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/58(d) 144A	133,419
104,339	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 1.17% (1 mo. USD LIBOR + 1.02%), due 10/25/33(b)	103,929
53,878	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 1.20% (1 mo. USD LIBOR + 1.05%), due 06/25/33(b)	53,875
146,236	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	151,775
93,069	Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	97,344
442,000	Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	457,842
207,495	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.87% (1 mo. USD LIBOR + 0.72%), due 10/25/33(b) 144A	201,787
103,815	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	101,999
1,815,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, due 10/15/23 144A	1,874,819
4,051,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.55%, due 02/15/25 144A	4,064,524
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 1.04% (3 mo. USD LIBOR + 0.80%), due 07/25/36(b)	590,862
166,724	NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	167,022
59,326	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, due 01/25/23 144A	59,545
158,240	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/23 144A	159,684
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 1.54% (3 mo. USD LIBOR + 1.26%), due 07/15/30(b) 144A	249,203
220,923	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 0.95% (1 mo. USD LIBOR + 0.80%), due 09/14/32(b) 144A	221,148
170,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	174,644
108,000	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	111,802
2,354,453	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 1.51% (3 mo. USD LIBOR + 1.25%), due 10/22/30(b) 144A	2,339,737
741,917	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 1.55% (3 mo. USD LIBOR + 1.28%), due 10/20/31(b) 144A	733,890
247,297	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 1.52% (3 mo. USD LIBOR + 1.25%), due 10/30/30(b) 144A	245,383

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
500,000	OZLM XXIV CLO, Ltd., Series 2019-24A, Class A1A, 1.66% (3 mo. USD LIBOR + 1.39%), due 07/20/32(b) 144A	496,428
1,000,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R2, 1.47% (3 mo. USD LIBOR + 1.22%), due 05/21/29(b) 144A	997,900
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 1.37% (3 mo. USD LIBOR + 1.10%), due 07/16/31(b) 144A	743,044
277,000	PFS Financing Corp., Series 2020-E, Class A, 1.00%, due 10/15/25 144A	278,573
1,250,000	Pikes Peak CLO 4, Series 2019-4A, Class A, 1.65% (3 mo. USD LIBOR + 1.37%), due 07/15/32(b) 144A	1,240,472
649,359	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	673,338
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,371,016
1,313,000	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	1,331,287
7,075	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(e)	7,346
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 1.42% (3 mo. USD LIBOR + 1.18%), due 07/25/31(b) 144A	244,935
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	768,255
900,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, due 09/15/23	911,232
400,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	408,728
200,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, due 09/15/25	202,616
600,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, due 01/15/26	601,190
353,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	374,494
117,047	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.84% (1 mo. USD LIBOR + 0.69%), due 05/25/35(b)	117,037
375,210	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	401,094
72,544	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	75,179
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 1.51% (3 mo. USD LIBOR + 1.24%), due 07/20/30 144A(b)	498,347
2,339,977	Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	2,521,160
1,554,497	Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,692,295
2,205,546	Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	2,375,471
907,812	Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	975,627
713,655	Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	762,208
2,587,835	Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,806,924
1,000,000	Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	1,033,463
70,211	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	71,270
387,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	408,357
210,000	SMB Private Education Loan Trust, Series 2020-PTA, Class A2A, 1.60%, due 09/15/54 144A	211,710
302,227	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	321,330
1,750,000	Sound Point CLO VII-R, Ltd., Series 2014-3RA, Class A1, 1.51% (3 mo. USD LIBOR + 1.25%), due 10/23/31(b) 144A	1,724,889
2,750,000	Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR, 1.41% (3 mo. USD LIBOR + 1.15%), due 01/23/29(b) 144A	2,726,547

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 1.52% (3 mo. USD LIBOR + 1.28%), due 07/25/30(b) 144A	496,958
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	561,604
3,210,625	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,266,269
652,657	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	688,544
245,197	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	215,453
345,840	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/48 144A	354,916
337,358	Telos CLO, Series 2013-3A, Class AR, 1.57% (3 mo. USD LIBOR + 1.30%), due 07/17/26(b) 144A	337,183
1,378,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,472,356
487,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	500,676
223,000	Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3, 0.44%, due 10/15/24	223,604
168,000	Toyota Auto Receivables Owner Trust, Series 2020-C, Class A4, 0.57%, due 10/15/25	168,463
1,537,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,623,160
682,000	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	687,491
823,171	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/43 144A	853,553
2,132,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45(c) 144A	2,135,180
249,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45(c) 144A	249,403
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 1.54% (3 mo. USD LIBOR + 1.26%), due 01/15/32(b) 144A	490,813
3,462,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	3,546,604
597,000	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, due 02/20/25	598,214
126,439	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	128,562
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 1.52% (3 mo. USD LIBOR + 1.25%), due 01/20/32(b) 144A	494,583
750,000	Wellfleet CLO, Ltd., Series 2019-1A, Class A1, 1.61% (3 mo. USD LIBOR + 1.34%), due 07/20/32(b) 144A	742,764
565,973	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	603,269
73,446	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30 144A	73,739
153,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, due 03/15/24 144A	156,313
133,880	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	115,252
1,442,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	1,476,955
1,100,000	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	1,132,151
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	206,544
3,500,000	York CLO-4, Ltd., Series 2016-2A, Class A1R, 1.36% (3 mo. USD LIBOR + 1.09%), due 04/20/32(b) 144A	3,454,038
750,000	York CLO-6, Ltd., Series 2019-1A, Class A1, 1.61% (3 mo. USD LIBOR + 1.35%), due 07/22/32(b) 144A	743,472
245,481	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 1.65% (3 mo. USD LIBOR + 1.37%), due 07/15/29(b) 144A	244,618

		109,981,470

	Corporate Debt — 42.1%
454,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30(c) 144A	458,635

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
731,000	AbbVie, Inc., 3.20%, due 11/21/29 144A	808,499
300,000	AbbVie, Inc., 3.60%, due 05/14/25	332,858
619,000	AbbVie, Inc., 4.25%, due 11/21/49 144A	738,748
1,400,000	AbbVie, Inc., 4.50%, due 05/14/35	1,707,659
640,000	AbbVie, Inc., 4.55%, due 03/15/35 144A	788,953
170,000	AbbVie, Inc., 4.70%, due 05/14/45	209,968
290,000	AbbVie, Inc., 4.75%, due 03/15/45 144A	351,797
131,598	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	173,545
145,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	165,461
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,397,874
620,000	AECOM, 5.13%, due 03/15/27	671,882
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	460,556
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	308,160
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	416,528
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	1,595,033
252,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	258,930
370,000	Aetna, Inc., 4.75%, due 03/15/44	458,285
233,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	124,364
712,773	Air Canada Pass Through Trust, 3.60%, due 09/15/28 144A	676,263
164,868	Air Canada Pass Through Trust, 3.70%, due 07/15/27 144A	136,145
122,128	Air Canada Pass Through Trust, 4.13%, due 11/15/26 144A	110,027
169,000	Air Lease Corp., 3.63%, due 12/01/27	167,656
199,000	Aircastle, Ltd., 5.50%, due 02/15/22	203,560
231,000	Aker BP ASA, 2.88%, due 01/15/26 144A	229,047
170,000	Aker BP ASA, 3.00%, due 01/15/25 144A	170,860
427,000	Aker BP ASA, 4.00%, due 01/15/31 144A	420,820
118,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.25%, due 03/15/26 144A	117,389
296,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.50%, due 03/15/29 144A	287,860
92,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 4.88%, due 02/15/30 144A	96,002
200,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	206,414
173,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	184,461
572,000	Ally Financial, Inc., 5.13%, due 09/30/24	638,072
279,000	Ally Financial, Inc., 5.80%, due 05/01/25	322,240
210,000	Altria Group, Inc., 3.40%, due 05/06/30	229,733
663,000	Amazon.com, Inc., 3.15%, due 08/22/27	756,879
284,000	Amazon.com, Inc., 4.05%, due 08/22/47	370,273
217,177	American Airlines Pass Through Trust, 3.15%, due 08/15/33	205,882
284,399	American Airlines Pass Through Trust, 3.38%, due 11/01/28	235,058
144,785	American Airlines Pass Through Trust, 3.50%, due 08/15/33	120,416
133,763	American Airlines Pass Through Trust, 3.60%, due 04/15/31	109,663
208,845	American Airlines Pass Through Trust, 3.65%, due 02/15/29	201,793
105,696	American Airlines Pass Through Trust, 3.70%, due 11/01/24	73,601
114,368	American Airlines Pass Through Trust, 4.00%, due 08/15/30	98,322
283,277	American Airlines Pass Through Trust, 4.10%, due 07/15/29	222,889
1,354,021	American Airlines Pass Through Trust, 4.95%, due 07/15/24	1,163,976

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
23,913	American Airlines Pass Through Trust, 6.98%, due 11/23/22	22,553
700,000	American Express Co., 3.40%, due 02/27/23	746,174
982,000	American Express Co., 3.70%, due 08/03/23	1,066,871
287,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	325,725
1,780,000	American Honda Finance Corp. (MTN), 0.88%, due 07/07/23	1,795,379
1,400,000	American International Group, Inc., 4.88%, due 06/01/22	1,501,330
485,000	American Tower Corp. REIT, 2.40%, due 03/15/25	513,307
230,000	American Tower Corp. REIT, 2.95%, due 01/15/25	248,611
618,000	American Tower Corp. REIT, 3.55%, due 07/15/27	692,796
239,000	American Tower Corp. REIT, 3.80%, due 08/15/29	274,315
575,000	American Water Capital Corp., 2.80%, due 05/01/30	631,646
190,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	204,614
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	275,386
386,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	413,206
665,000	Amgen, Inc., 2.20%, due 02/21/27	706,092
158,000	ANGI Group LLC, 3.88%, due 08/15/28 144A	156,716
150,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	172,593
2,014,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	2,490,998
367,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	439,070
350,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	472,046
361,000	Antero Resources Corp., 5.00%, due 03/01/25(f)	226,302
150,000	Antero Resources Corp., 5.38%, due 11/01/21	142,875
146,000	Anthem, Inc., 2.25%, due 05/15/30	150,663
5,000	Anthem, Inc., 5.10%, due 01/15/44	6,629
835,000	Apple, Inc., 2.65%, due 05/11/50	880,371
250,000	Applied Materials, Inc., 2.75%, due 06/01/50	264,337
230,000	APX Group, Inc., 7.63%, due 09/01/23(f)	232,731
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	246,367
97,000	Arconic Corp., 6.00%, due 05/15/25 144A	103,771
34,000	Arconic Corp., 6.13%, due 02/15/28 144A	34,999
234,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25 144A	243,196
332,000	Ares Capital Corp., 3.88%, due 01/15/26	338,677
314,000	Ares Capital Corp., 4.20%, due 06/10/24	327,257
146,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30 144A	147,369
710,000	Ascension Health, 2.53%, due 11/15/29	770,500
150,000	Ascension Health, 3.11%, due 11/15/39	161,587
140,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	145,950
2,000,000	AT&T, Inc., 0.62%, due 11/27/22(g) 144A	1,973,751
700,000	AT&T, Inc., 1.43% (3 mo. USD LIBOR + 1.18%), due 06/12/24(b)	712,946
274,000	AT&T, Inc., 2.30%, due 06/01/27	287,565
150,000	AT&T, Inc., 2.63%, due 12/01/22	156,337
438,000	AT&T, Inc., 3.10%, due 02/01/43	429,591
814,000	AT&T, Inc., 3.50%, due 06/01/41	858,979
1,535,000	AT&T, Inc., 3.50%, due 09/15/53 144A	1,491,228
122,000	AT&T, Inc., 3.65%, due 06/01/51	123,732
535,000	AT&T, Inc., 3.65%, due 09/15/59 144A	528,265
461,000	AT&T, Inc., 3.80%, due 02/15/27	520,835
1,600,000	AT&T, Inc., 4.13%, due 02/17/26	1,835,907

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
25,000	AT&T, Inc., 4.30%, due 02/15/30	29,679
172,000	AT&T, Inc., 4.50%, due 03/09/48	198,037
130,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 yr. USD ICE swap + 5.17%)(b) (h) 144A	148,834
128,000	Autodesk, Inc., 2.85%, due 01/15/30	140,337
209,000	AutoNation, Inc., 4.75%, due 06/01/30	246,629
192,000	Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	191,799
139,000	AXA SA, 8.60%, due 12/15/30	212,835
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,247,190
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	786,722
440,000	BAE Systems Plc, 1.90%, due 02/15/31 144A	439,011
1,000,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,120,311
200,000	Banco Santander SA, 3.85%, due 04/12/23	213,678
100,000	Banco Santander SA, 4.38%, due 04/12/28(f)	113,558
511,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	545,052
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR + 1.81%), due 04/24/38(b)	1,070,047
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR + 3.29%)(b) (h)	164,792
621,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR + 4.55%)(b) (h)	702,132
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR + 0.99%), due 02/13/31(b)	642,669
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR + 1.19%), due 10/22/30(b)	173,092
1,270,000	Bank of America Corp., (MTN), 3.50%, due 04/19/26	1,424,777
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR + 1.37%), due 07/21/28(b)	848,426
493,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	548,218
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	554,229
165,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	183,917
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR + 1.31%), due 07/23/29(b)	246,676
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR + 1.52%), due 03/15/50(b)	271,764
1,376,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,588,164
1,238,000	Bank of Nova Scotia (The), 1.63%, due 05/01/23	1,271,099
1,053,000	Barclays Bank Plc, 1.70%, due 05/12/22	1,071,579
575,000	Barclays Plc, 3.68%, due 01/10/23	593,029
264,000	Barclays Plc, 4.38%, due 01/12/26	296,116
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(b)	468,369
770,000	BAT Capital Corp., 3.22%, due 08/15/24	824,558
157,000	Bausch Health Cos., Inc., 5.25%, due 01/30/30 144A	154,821
359,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	367,885
329,000	Bausch Health Cos., Inc., 6.25%, due 02/15/29 144A	338,870
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30 144A	713,788
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	121,061
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,875,030
105,000	BHP Billiton Finance USA, Ltd., 6.25% (5 yr. USD swap + 4.97%), due 10/19/75(b) 144A	105,035
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	1,002,903
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	606,559
110,000	BMW US Capital LLC, 0.68% (3 mo. USD LIBOR + 0.41%), due 04/12/21(b) 144A	110,159
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	336,652
200,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	223,258
631,000	Boeing Co. (The), 3.20%, due 03/01/29	622,345
185,000	Boeing Co. (The), 3.75%, due 02/01/50	169,886

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
295,000	Boeing Co. (The), 3.95%, due 08/01/59	267,556
450,000	Boeing Co. (The), 5.04%, due 05/01/27	496,367
271,000	Boeing Co. (The), 5.81%, due 05/01/50	329,110
44,000	Boise Cascade Co., 4.88%, due 07/01/30 144A	47,410
605,000	BP Capital Markets America, Inc., 2.94%, due 04/06/23	640,225
338,000	BPCE SA, 4.50%, due 03/15/25 144A	374,324
360,000	BPCE SA, 5.70%, due 10/22/23 144A	404,024
310,000	Braskem Netherlands Finance BV, 8.50% (5 yr. CMT + 8.22%), due 01/23/81(b) 144A	313,374
619,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27	643,050
715,000	Bristol-Myers Squibb Co., 2.25%, due 08/15/21	727,823
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39	69,809
230,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/49(f)	303,696
135,000	Bristol-Myers Squibb Co., 5.00%, due 08/15/45	190,447
88,782	British Airways Pass Through Trust, 4.13%, due 03/20/33 144A	73,056
257,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.13%, due 01/15/25	274,036
1,075,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27	1,192,614
1,070,000	Broadcom, Inc., 3.15%, due 11/15/25	1,160,304
1,046,000	Broadcom, Inc., 4.11%, due 09/15/28	1,181,596
460,000	Broadcom, Inc., 4.70%, due 04/15/25	523,235
469,000	Broadcom, Inc., 4.75%, due 04/15/29	546,792
1,139,000	Broadcom, Inc., 5.00%, due 04/15/30	1,346,628
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	33,180
63,000	Builders FirstSource, Inc., 6.75%, due 06/01/27 144A	67,568
140,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	145,786
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 07/01/25 144A	103,250
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(i)	776,742
451,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	493,370
218,000	Capital One Financial Corp., 2.60%, due 05/11/23	228,134
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,730,399
252,000	Capital One Financial Corp., 3.90%, due 01/29/24	274,550
180,000	Cargill, Inc., 2.13%, due 04/23/30 144A	188,790
1,000,000	Carlyle Holdings Finance LLC, 3.88%, due 02/01/23(f) 144A	1,072,798
406,000	Carrier Global Corp., 2.24%, due 02/15/25 144A	423,961
188,000	Carrier Global Corp., 2.49%, due 02/15/27 144A	196,974
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	57,293
245,000	Caterpillar, Inc., 2.60%, due 04/09/30	269,566
196,000	CCM Merger, Inc., 6.00%, due 03/15/22 144A	193,825
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	227,827
124,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	123,768
279,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	280,716
130,000	Cemex SAB de CV, 6.13%, due 05/05/25 144A	134,388
210,000	Cemex SAB de CV, 7.38%, due 06/05/27 144A	227,198
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	203,026
328,000	Centene Corp., 3.00%, due 10/15/30(c)	335,036
143,000	Centene Corp., 3.38%, due 02/15/30	148,586
103,000	Centene Corp., 4.25%, due 12/15/27	108,021
115,000	Centene Corp., 4.63%, due 12/15/29	124,195
284,000	Centene Corp., 5.38%, due 06/01/26 144A	299,620
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	377,403

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
354,000	CenturyLink, Inc., 4.00%, due 02/15/27 144A	360,117
50,000	Charles River Laboratories International, Inc., 4.25%, due 05/01/28 144A	52,559
880,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	918,070
577,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	655,674
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,296
904,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	1,033,050
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	321,068
682,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	852,779
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,698,986
883,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	1,186,803
336,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29	345,159
643,000	Chevron Corp., 2.00%, due 05/11/27	681,146
102,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	107,531
1,790,000	Cigna Corp., 3.40%, due 03/01/27	2,011,198
660,000	Cigna Corp., 4.38%, due 10/15/28	786,166
295,000	Cigna Corp., 4.80%, due 07/15/46	370,532
245,000	Cigna Corp., 4.90%, due 12/15/48	319,078
185,000	Cimarex Energy Co., 4.38%, due 06/01/24	198,786
330,000	Cimpress Plc, 7.00%, due 06/15/26 144A	314,675
317,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24 144A	327,304
555,000	Citigroup, Inc., 3.20%, due 10/21/26	613,037
2,487,000	Citigroup, Inc., 3.40%, due 05/01/26	2,766,475
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR + 1.15%), due 10/27/28(b)	697,428
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), due 07/24/28(b)	348,899
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR + 1.56%), due 01/10/28(b)	1,796,071
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR + 1.19%), due 04/23/29(b)	1,621,412
550,000	Citigroup, Inc., 4.38% (3 mo. USD LIBOR + 4.10%)(b) (h)	538,194
180,000	Citigroup, Inc., 4.40%, due 06/10/25	203,313
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	528,488
660,000	Citigroup, Inc., 4.60%, due 03/09/26	757,142
488,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(b) (h) (f)	472,445
150,000	Citigroup, Inc., 5.50%, due 09/13/25	177,999
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR + 4.23%)(b) (h)	133,179
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR + 4.07%)(b) (h)	236,914
294,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR + 4.48%)(b) (h)	291,867
426,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR + 4.52%)(b) (h)	473,514
111,000	Citizens Bank NA, 2.25%, due 04/28/25	118,244
509,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	563,227
39,000	Clark Equipment Co., 5.88%, due 06/01/25 144A	40,560
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27 144A	46,764
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(i)	750,078

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
169,000	CNA Financial Corp., 2.05%, due 08/15/30	169,226
245,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.50%, due 07/19/22(j) 144A	251,424
122,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	140,209
428,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	495,903
335,000	CNOOC Finance 2013, Ltd., 2.88%, due 09/30/29	358,391
575,000	Colonial Enterprises, Inc., 3.25%, due 05/15/30 144A	644,023
153,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	172,588
429,000	Comcast Corp., 3.30%, due 04/01/27	485,652
1,007,000	Comcast Corp., 3.40%, due 04/01/30	1,164,750
475,000	Comcast Corp., 3.45%, due 02/01/50	538,621
2,400,000	Comcast Corp., 3.95%, due 10/15/25	2,757,798
5,000	Comcast Corp., 3.97%, due 11/01/47	5,998
86,000	Comcast Corp., 4.00%, due 11/01/49	104,733
446,000	Comcast Corp., 4.05%, due 11/01/52	550,376
1,246,000	Comcast Corp., 4.15%, due 10/15/28	1,503,497
20,000	Comcast Corp., 6.50%, due 11/15/35	30,369
54,000	Commercial Metals Co., 5.38%, due 07/15/27	57,146
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,484,315
357,000	CommonSpirit Health, 4.19%, due 10/01/49	381,446
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	431,349
130,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24(f) 144A	133,266
940,000	Concho Resources, Inc., 3.75%, due 10/01/27	1,015,982
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	49,874
326,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	327,532
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	81,840
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	440,408
137,000	Constellation Brands, Inc., 2.88%, due 05/01/30	148,349
934,994	Continental Airlines Pass Through Trust, 5.98%, due 10/19/23	917,905
700,000	Continental Resources, Inc., 4.50%, due 04/15/23(f)	668,381
1,185,000	Cooperatieve Rabobank UA, 3.88%, due 09/26/23 144A	1,296,099
451,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	468,100
212,000	Cox Communications, Inc., 1.80%, due 10/01/30 144A	209,801
292,000	Cox Communications, Inc., 2.95%, due 10/01/50 144A	281,540
1,876,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	2,089,238
1,750,000	Cox Communications, Inc., 3.50%, due 08/15/27 144A	1,962,922
536,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	576,409
250,000	Credit Agricole SA, 3.75%, due 04/24/23(f) 144A	268,106
225,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (h) 144A	249,329
235,000	Credit Suisse Group AG, 5.25% (5 yr. CMT + 4.89%)(b) (h) 144A	236,057
275,000	Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (h) 144A	290,898
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.45%, due 04/16/21	508,429
125,000	Credito Real SAB de CV SOFOM ER, 9.13% (5 yr. CMT + 7.03%)(b) (h) 144A	95,314
541,000	Crown Castle International Corp. REIT, 2.25%, due 01/15/31	548,281
510,000	Crown Castle International Corp. REIT, 3.30%, due 07/01/30	558,638
492,000	Crown Castle International Corp. REIT, 3.65%, due 09/01/27	551,358
85,000	Crown Castle International Corp. REIT, 4.15%, due 07/01/50	97,502
270,000	CSC Holdings LLC, 3.38%, due 02/15/31 144A	261,765
338,000	CSC Holdings LLC, 5.75%, due 01/15/30 144A	359,549

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
130,000		CSC Holdings LLC, 5.88%, due 09/15/22	137,719
125,000		CSC Holdings LLC, 7.50%, due 04/01/28 144A	138,117
247,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	218,105
224,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% plus 3.50% PIK), due 04/01/26 144A	171,360
72,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	63,577
280,000		CSN Islands XI Corp., 6.75%, due 01/28/28 144A	271,726
254,000		CVS Health Corp., 2.70%, due 08/21/40	243,187
73,000		CVS Health Corp., 3.00%, due 08/15/26	80,029
304,000		CVS Health Corp., 3.70%, due 03/09/23	325,874
318,000		CVS Health Corp., 3.75%, due 04/01/30	363,744
110,000		CVS Health Corp., 4.10%, due 03/25/25	124,384
413,000		CVS Health Corp., 4.30%, due 03/25/28	484,016
50,000		CVS Health Corp., 4.78%, due 03/25/38	61,068
424,000		CVS Health Corp., 5.05%, due 03/25/48	542,949
130,000		CVS Health Corp., 5.13%, due 07/20/45	164,750
682,760		CVS Pass-Through Trust, 6.94%, due 01/10/30	814,810
1,804,085		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,254,000
220,000		Cydsa SAB de CV, 6.25%, due 10/04/27 144A	222,807
161,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 2.15%, due 11/01/30	157,716
328,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 3.45%, due 11/15/29	355,964
1,135,000		Daimler Finance North America LLC, 2.55%, due 08/15/22 144A	1,171,054
180,000		Daimler Finance North America LLC, 2.70%, due 06/14/24 144A	190,567
155,000		Daimler Finance North America LLC, 3.50%, due 08/03/25 144A	170,932
187,000		Danske Bank AS, 5.00%, due 01/12/22 144A	196,526
311,000		DaVita, Inc., 3.75%, due 02/15/31 144A	300,442
312,000		DaVita, Inc., 4.63%, due 06/01/30 144A	319,777
226,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR + 3.85%), due 05/21/43(b) 144A	165,951
77,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	78,733
536,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26 144A	606,684
524,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29 144A	601,832
162,000		Dell International LLC/EMC Corp., 5.85%, due 07/15/25 144A	189,077
368,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	487,398
1,448,000		Delta Air Lines Pass Through Trust, 2.00%, due 12/10/29	1,405,443
696,380		Delta Air Lines Pass Through Trust, 6.82%, due 02/10/24	697,570
570,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	508,963
268,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	259,708
315,000		Delta Air Lines, Inc., 4.38%, due 04/19/28	281,788
86,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, due 10/20/25 144A	88,384
300,000		Deutsche Bank AG, 5.00%, due 02/14/22	313,957
375,000		Deutsche Bank AG, (MTN), 3.38%, due 05/12/21	379,396
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	354,703
560,000		Diageo Capital Plc, 2.13%, due 04/29/32	585,740
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	869,024
1,494,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	1,680,109
395,000		Discover Bank, 2.45%, due 09/12/24	416,964
517,000		Discover Financial Services, 3.95%, due 11/06/24(f)	569,521
103,000		Discover Financial Services, 4.10%, due 02/09/27	114,317

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
268,000	Dollar General Corp., 3.50%, due 04/03/30	305,760
749,000	Dollar Tree, Inc., 4.20%, due 05/15/28	881,987
854,000	Dominion Energy, Inc., 2.72%, due 08/15/21(e)	870,014
115,000	Dominion Energy, Inc., 2.85%, due 08/15/26	126,241
271,000	Dominion Energy, Inc., 3.38%, due 04/01/30	306,298
186,000	DPL, Inc., 4.13%, due 07/01/25 144A	194,872
850,000	DTE Electric Co., 2.25%, due 03/01/30(f)	906,467
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	510,473
1,839,000	Duke Energy Corp., 3.55%, due 09/15/21	1,879,867
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	473,418
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	230,449
490,000	Duke University, 2.83%, due 10/01/55	520,573
471,000	eBay, Inc., 2.70%, due 03/11/30	500,750
138,000	Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	145,399
39,000	EI du Pont de Nemours and Co., 1.70%, due 07/15/25	40,527
144,000	EI du Pont de Nemours and Co., 2.30%, due 07/15/30	153,103
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	261,891
42,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	40,383
250,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	253,750
416,000	Emera US Finance, LP, 3.55%, due 06/15/26	464,874
338,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(b) (f)	321,534
385,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	399,795
332,000	Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(b)	337,559
148,000	Encompass Health Corp., 4.50%, due 02/01/28	148,990
126,000	Encompass Health Corp., 4.63%, due 04/01/31(c)	126,000
450,000	Enel Finance International NV, 4.63%, due 09/14/25 144A	520,496
70,000	Energy Transfer Operating, LP, 4.20%, due 04/15/27	72,565
358,000	Energy Transfer Operating, LP, 4.25%, due 03/15/23	372,697
360,000	Energy Transfer Operating, LP, 5.15%, due 03/15/45	327,458
900,000	Energy Transfer Operating, LP, 5.50%, due 06/01/27	992,326
244,000	Energy Transfer Operating, LP, 5.88%, due 01/15/24	268,829
340,000	Energy Transfer Operating, LP, 6.25%, due 04/15/49	352,339
420,000	ENN Energy Holdings, Ltd., 2.63%, due 09/17/30(f) 144A	420,403
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	215,082
639,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR + 3.03%), due 08/16/77(b)	609,603
373,000	Equinix, Inc. REIT, 1.55%, due 03/15/28(c)	374,266
135,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	136,473
499,000	Equinix, Inc. REIT, 3.20%, due 11/18/29	551,011
214,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	233,272
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* (k) (l) 144A	—
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30	493,212
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,430,251
285,000	Exelon Corp., 4.70%, due 04/15/50	364,362
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,467,705
389,000	Expedia Group, Inc., 3.25%, due 02/15/30	375,704
628,000	Expedia Group, Inc., 3.80%, due 02/15/28	634,967
565,000	Expedia Group, Inc., 5.00%, due 02/15/26	603,256
1,033,000	Exxon Mobil Corp., 2.99%, due 03/19/25	1,133,660

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
995,000	FedEx Corp., 4.05%, due 02/15/48	1,151,282
715,000	Ferguson Finance Plc, 4.50%, due 10/24/28(f) 144A	830,357
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR + 3.03%)(b) (h)	203,475
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	130,359
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	198,072
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	197,285
245,000	FirstEnergy Corp., 7.38%, due 11/15/31	343,930
1,260,000	Fiserv, Inc., 3.50%, due 07/01/29	1,440,040
200,000	Flowserve Corp., 3.50%, due 10/01/30	198,290
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	902,519
356,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	346,877
1,049,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,040,912
565,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	579,831
525,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	535,828
202,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	202,231
72,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	73,642
534,000	Fresenius Medical Care US Finance III, Inc., 2.38%, due 02/16/31 144A	528,695
61,000	Gartner, Inc., 3.75%, due 10/01/30 144A	61,819
71,000	Gartner, Inc., 4.50%, due 07/01/28 144A	74,728
137,000	GCI LLC, 4.75%, due 10/15/28(c) 144A	139,056
113,000	GCI LLC, 6.63%, due 06/15/24 144A	121,486
146,000	GCI LLC, 6.88%, due 04/15/25	150,876
1,162,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1,229,284
820,000	General Dynamics Corp., 4.25%, due 04/01/50	1,077,841
432,000	General Electric Co., 4.25%, due 05/01/40	439,721
563,000	General Electric Co., (MTN), 5.55%, due 01/05/26	658,030
175,000	General Motors Co., 5.40%, due 04/01/48	193,952
160,000	General Motors Financial Co., Inc., 1.12% (3 mo. USD LIBOR + 0.85%), due 04/09/21(b)	159,933
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	624,126
120,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	121,602
245,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30(f)	254,334
583,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	623,512
1,199,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,273,240
304,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	330,924
535,000	General Motors Financial Co., Inc., 5.10%, due 01/17/24	584,570
313,000	General Motors Financial Co., Inc., 5.20%, due 03/20/23	339,833
28,000	GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26	20,108
921,000	Georgia-Pacific LLC, 2.30%, due 04/30/30 144A	979,316
402,000	Gilead Sciences, Inc., 2.80%, due 10/01/50	398,476
325,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30(f) 144A	320,044
515,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	571,740
161,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, due 05/01/24 144A	172,411
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR + 1.20%), due 09/29/25(b)	1,300,088
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25	153,843
560,000	Goldman Sachs Group, Inc. (The), 3.69% (3 mo. USD LIBOR + 1.51%), due 06/05/28(b)	628,470
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	95,782

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	1,314,002
320,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 1.16%), due 04/23/29(b)	364,682
1,180,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1,330,069
465,000	Goldman Sachs Group, Inc. (The), 4.17% (3 mo. USD LIBOR + 3.92%)(b) (h)	457,583
125,000	Goldman Sachs Group, Inc. (The), 5.30% (3 mo. USD LIBOR + 3.83%)(b) (h)	132,715
1,850,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	1,977,007
20,000	Graham Packaging Co., Inc., 7.13%, due 08/15/28 144A	20,863
220,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	221,787
175,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	175,656
14,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	13,781
84,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25(f)	87,675
104,000	Hanesbrands, Inc., 5.38%, due 05/15/25 144A	109,850
73,000	Harsco Corp., 5.75%, due 07/31/27 144A	74,049
209,000	HCA, Inc., 4.13%, due 06/15/29	236,646
333,000	HCA, Inc., 5.25%, due 04/15/25	384,735
227,000	HCA, Inc., 5.25%, due 06/15/26	265,268
50,000	HCA, Inc., 5.38%, due 02/01/25	54,824
150,000	HCA, Inc., 5.88%, due 02/01/29	175,006
925,000	Healthpeak Properties, Inc. REIT, 3.25%, due 07/15/26	1,033,977
620,000	Healthpeak Properties, Inc. REIT, 4.25%, due 11/15/23	677,516
84,000	Hillenbrand, Inc., 5.75%, due 06/15/25	89,723
127,000	Hilton Domestic Operating Co., Inc., 4.88%, due 01/15/30	131,087
77,000	Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	81,283
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40	886,522
185,000	Host Hotels & Resorts, LP REIT, 3.50%, due 09/15/30	177,598
319,000	Howmet Aerospace, Inc., 5.13%, due 10/01/24	338,539
607,000	HSBC Holdings Plc, 3.95% (3 mo. USD LIBOR + 0.99%), due 05/18/24(b)	649,548
260,000	HSBC Holdings Plc, 6.88% (5 yr. USD ICE swap + 5.51%)(b) (h)	265,234
85,000	Huntington Ingalls Industries, Inc., 3.84%, due 05/01/25 144A	93,495
383,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30 144A	440,814
297,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	305,289
224,000	Husky Energy, Inc., 3.95%, due 04/15/22	231,579
170,000	Hyundai Capital America, 1.80%, due 10/15/25 144A	169,304
170,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	170,276
1,668,000	Hyundai Capital America, 5.75%, due 04/06/23 144A	1,851,268
298,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	332,960
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	141,933
202,000	IHS Markit, Ltd., 4.75%, due 08/01/28	240,676
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	129,773
480,000	Infraestructura Energetica Nova SAB de CV, 4.75%, due 01/15/51(f) 144A	450,600
331,000	ING Groep NV, 3.55%, due 04/09/24	360,658
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	160,000
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	181,263
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30 144A	90,870
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	229,505
204,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	199,813
64,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	68,092
385,000	JBS Investments II GmbH, 5.75%, due 01/15/28 144A	401,844

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
242,000	Jefferies Financial Group, Inc., 5.50%, due 10/18/23	266,489
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	545,370
300,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	338,763
446,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	504,409
305,232	JetBlue Pass Through Trust, 2.75%, due 11/15/33	300,373
900,000	Johnson & Johnson, 2.10%, due 09/01/40	900,743
243,000	Johnson Controls International Plc/Tyco Fire & Security Finance SCA, 1.75%, due 09/15/30(f)	244,863
532,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	567,535
624,000	JPMorgan Chase & Co., 2.95%, due 10/01/26	687,241
505,000	JPMorgan Chase & Co., 2.96% (SOFR + 2.52%), due 05/13/31(b)	543,184
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR + 1.34%), due 02/01/28(b)	4,082,037
475,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.25%), due 01/29/27(b)	541,630
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), due 11/15/48(b)	762,177
585,000	JPMorgan Chase & Co., 4.00% (SOFR + 2.75%)(b) (h)	553,191
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 1.12%), due 04/23/29(b)	394,856
555,000	JPMorgan Chase & Co., 4.05% (3 mo. USD LIBOR + 3.80%)(b) (h)	547,488
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR + 1.26%), due 07/23/29(b)	2,904,782
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR + 3.79%), due 03/24/31(b)	1,476,463
314,000	JPMorgan Chase & Co., 4.60% (SOFR + 3.13%)(b) (h)	308,112
180,000	JPMorgan Chase & Co., 5.00% (SOFR + 3.38%)(b) (h)	179,845
538,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR + 3.78%)(b) (h)	583,551
57,000	JW Aluminum Continuous Cast Co., 10.25%, due 06/01/26 144A	60,338
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	220,329
140,000	Ken Garff Automotive LLC, 4.88%, due 09/15/28 144A	138,075
133,000	Keurig Dr Pepper, Inc., 3.20%, due 05/01/30	149,583
160,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32(f)	217,957
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,581,310
540,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	563,337
226,000	KLA Corp., 4.10%, due 03/15/29	271,423
360,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	370,369
27,000	Kraft Heinz Foods Co., 3.88%, due 05/15/27 144A	28,655
120,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49 144A	127,036
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	126,080
189,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50 144A	217,442
129,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	135,141
225,000	Kroger Co. (The), 2.20%, due 05/01/30	236,869
150,000	L Brands, Inc., 5.63%, due 10/15/23	157,031
510,000	Laboratory Corp. of America Holdings, 2.95%, due 12/01/29	561,686
47,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.25%, due 03/15/22 144A	46,192
397,000	Lam Research Corp., 2.88%, due 06/15/50	412,458
323,000	Lam Research Corp., 3.75%, due 03/15/26	370,826
281,000	Lam Research Corp., 4.88%, due 03/15/49	399,129
19,000	Lamb Weston Holdings, Inc., 4.88%, due 05/15/28 144A	20,556
110,000	Laureate Education, Inc., 8.25%, due 05/01/25 144A	116,943
201,000	Lazard Group LLC, 4.38%, due 03/11/29	230,890
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%(h) (k) (m)	165
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(k) (m)	312

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(k) (m)	95
279,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	301,067
475,000	Level 3 Financing, Inc., 5.38%, due 01/15/24	479,227
189,000	Levi Strauss & Co., 5.00%, due 05/01/25	193,725
354,000	Leviathan Bond, Ltd., Reg S, 6.50%, due 06/30/27(j) 144A	368,160
69,000	Leviathan Bond, Ltd., Reg S, 6.75%, due 06/30/30(j) 144A	71,588
554,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	621,826
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	278,660
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,236,637
903,000	Lincoln National Corp., 3.40%, due 01/15/31(f)	1,003,557
242,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	238,647
16,000	Lions Gate Capital Holdings LLC, 6.38%, due 02/01/24 144A	15,890
145,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	147,343
1,150,000	Lloyds Banking Group Plc, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(b)	1,192,448
824,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	932,101
321,000	Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(b) (h)	337,361
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50	752,124
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	973,973
160,000	Logan Merger Sub, Inc., 5.50%, due 09/01/27 144A	162,148
212,000	Lowe’s Cos., Inc., 5.00%, due 04/15/40	278,999
304,000	Lowe’s Cos., Inc., 5.13%, due 04/15/50	421,725
284,000	LSC Communications, Inc., 8.75%, due 10/15/23(m) (n)	44,730
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	425,872
185,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(b) (h)	191,629
280,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	298,290
270,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	304,600
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR + 1.33%), due 03/27/24(b) 144A	1,592,202
106,000	Macy’s, Inc., 8.38%, due 06/15/25 144A	109,749
325,000	Magellan Midstream Partners, LP, 3.25%, due 06/01/30(f)	349,360
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	57,778
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43(f)	233,169
127,000	Magna International, Inc., 2.45%, due 06/15/30	133,946
115,000	Markel Corp., 4.15%, due 09/17/50	139,118
335,000	Marriott International, Inc., 3.50%, due 10/15/32	333,579
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	417,543
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	254,775
445,000	Marvell Technology Group, Ltd., 4.88%, due 06/22/28	537,719
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(i)	667,692
605,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	619,378
164,000	MasTec, Inc., 4.50%, due 08/15/28 144A	165,845
480,000	Mastercard, Inc., 3.35%, due 03/26/30	564,194
258,000	Mastercard, Inc., 3.85%, due 03/26/50	331,265
162,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	164,151
46,000	Mauser Packaging Solutions Holding Co., 8.50%, due 04/15/24 144A	47,840
801,000	McDonald’s Corp., (MTN), 3.50%, due 07/01/27	914,020
418,000	MDC Partners, Inc., 6.50%, due 05/01/24 144A	382,056
415,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	420,966
206,000	MEDNAX, Inc., 6.25%, due 01/15/27 144A	213,978
395,000	Meredith Corp., 6.88%, due 02/01/26	330,566

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
198,000	Methanex Corp., 4.25%, due 12/01/24	199,237
342,000	Methanex Corp., 5.25%, due 12/15/29	338,794
355,000	MetLife, Inc., 6.40%, due 12/15/66	442,591
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	163,804
49,000	Michaels Stores, Inc., 4.75%, due 10/01/27(c) 144A	48,663
95,000	Microchip Technology, Inc., 4.25%, due 09/01/25 144A	98,692
864,000	Microchip Technology, Inc., 4.33%, due 06/01/23	930,532
496,000	Micron Technology, Inc., 2.50%, due 04/24/23	515,507
838,000	Micron Technology, Inc., 4.19%, due 02/15/27	953,354
155,000	Micron Technology, Inc., 4.98%, due 02/06/26	179,850
775,000	Micron Technology, Inc., 5.33%, due 02/06/29	933,289
288,000	Microsoft Corp., 2.53%, due 06/01/50	303,081
295,000	Microsoft Corp., 2.67%, due 06/01/60	313,498
174,000	Midwest Connector Capital Co. LLC, 3.63%, due 04/01/22(f) 144A	175,369
398,000	Midwest Connector Capital Co. LLC, 3.90%, due 04/01/24 144A	401,970
950,000	Moody’s Corp., 3.25%, due 05/20/50	1,021,970
895,000	Morgan Stanley, 2.19% (SOFR + 1.99%), due 04/28/26(b)	938,750
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(b)	1,064,779
921,000	Morgan Stanley, 3.88%, due 04/29/24	1,017,216
325,000	Morgan Stanley, 3.89% (3 mo. USD LIBOR + 3.61%)(b) (h)	306,727
785,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(b)	837,905
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,442,218
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(b)	1,510,003
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR + 1.14%), due 01/24/29(b)	708,591
230,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	262,467
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,158,423
411,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	408,924
595,000	Motorola Solutions, Inc., 4.60%, due 02/23/28	695,137
109,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	128,909
263,000	MPLX, LP, 4.00%, due 03/15/28(f)	286,581
87,000	MPLX, LP, 4.13%, due 03/01/27	95,765
86,000	MPLX, LP, 4.25%, due 12/01/27	96,534
250,000	MPLX, LP, 4.50%, due 04/15/38	256,546
25,000	MPLX, LP, 5.20%, due 03/01/47	27,379
160,000	MPLX, LP, 5.25%, due 01/15/25	165,496
813,000	MPLX, LP, 6.88% (3 mo. USD LIBOR + 4.65%)(b) (f) (h)	670,682
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	148,901
154,000	Murphy Oil Corp., 5.75%, due 08/15/25	134,747
435,000	Mylan, Inc., 5.20%, due 04/15/48	540,418
450,000	Mylan, Inc., 5.40%, due 11/29/43	567,049
110,000	National CineMedia LLC, 5.88%, due 04/15/28 144A	92,125
158,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	158,099
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	63,307
83,000	Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26 144A	89,147
220,000	Nationwide Building Society, 3.62% (3 mo. USD LIBOR + 1.18%), due 04/26/23(b) 144A	228,688
323,000	Natura Cosmeticos SA, 5.38%, due 02/01/23 144A	331,882
926,000	Natwest Group PLC, 3.88%, due 09/12/23	993,691
210,000	Natwest Group PLC, 4.45% (3 mo. USD LIBOR + 1.87%), due 05/08/30(b)	243,196

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
430,000	Natwest Group PLC, 6.00% (5 yr. CMT + 5.63%)(b) (f) (h)	438,600
643,000	Natwest Group PLC, 8.63% (5 yr. USD swap + 7.60%)(b) (h)	660,502
200,000	NBM US Holdings, Inc., 6.63%, due 08/06/29(f) 144A	214,521
630,000	Netflix, Inc., 4.88%, due 04/15/28	705,052
229,000	Netflix, Inc., 4.88%, due 06/15/30 144A	261,489
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	69,614
425,000	Netflix, Inc., 5.88%, due 11/15/28	507,871
445,000	New England Power Co., 3.80%, due 12/05/47 144A	522,222
226,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	255,972
100,000	Newfield Exploration Co., 5.38%, due 01/01/26	94,018
435,000	Newmont Corp., 2.25%, due 10/01/30	450,110
150,000	Newmont Corp., 2.80%, due 10/01/29	161,985
265,000	Newmont Corp., 3.63%, due 06/09/21	269,302
905,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	939,540
638,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	722,547
207,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	214,116
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27(f) 144A	80,250
718,000	NIKE, Inc., 2.75%, due 03/27/27	799,735
574,000	NIKE, Inc., 3.25%, due 03/27/40	659,107
220,000	Nippon Life Insurance Co., 5.10% (5 yr. USD ICE swap + 3.65%), due 10/16/44(b) 144A	244,875
670,000	NiSource, Inc., 3.49%, due 05/15/27	747,811
173,000	NiSource, Inc., 3.60%, due 05/01/30	197,604
195,000	Nissan Motor Acceptance Corp., 3.45%, due 03/15/23 144A	200,185
115,000	Norbord, Inc., 6.25%, due 04/15/23 144A	123,469
43,000	Nordstrom, Inc., 8.75%, due 05/15/25 144A	47,140
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,277,533
195,000	Northern States Power Co., 3.60%, due 09/15/47	232,323
880,000	Northern Trust Corp., 1.95%, due 05/01/30	918,448
392,000	Northrop Grumman Corp., 5.25%, due 05/01/50	565,245
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	298,599
160,000	NRG Energy, Inc., 3.75%, due 06/15/24 144A	171,092
1,067,000	Nutrien, Ltd., 1.90%, due 05/13/23	1,102,147
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	390,910
129,000	Nutrition & Biosciences, Inc., 1.83%, due 10/15/27 144A	129,710
258,000	Nutrition & Biosciences, Inc., 2.30%, due 11/01/30 144A	260,514
334,000	NVIDIA Corp., 2.85%, due 04/01/30	376,176
1,385,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	1,515,820
224,000	NXP BV/NXP Funding LLC, 4.88%, due 03/01/24 144A	252,010
921,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25 144A	976,917
130,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, due 05/01/30 144A	142,714
222,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	249,082
4,349,000	Occidental Petroleum Corp., 7.54%, due 10/10/36(g)	1,929,869
510,000	ONE Gas, Inc., 2.00%, due 05/15/30	529,380
107,000	ONEOK Partners, LP, 4.90%, due 03/15/25	117,321
655,000	ONEOK, Inc., 3.10%, due 03/15/30(f)	631,611
390,000	ONEOK, Inc., 4.45%, due 09/01/49	347,641
200,000	ONEOK, Inc., 4.95%, due 07/13/47	187,877
200,000	Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, due 02/11/25 144A	184,375
1,542,000	Oracle Corp., 2.50%, due 04/01/25	1,654,837

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
754,000	Oracle Corp., 2.95%, due 04/01/30	845,086
352,000	Otis Worldwide Corp., 2.06%, due 04/05/25	370,938
265,000	Ovintiv, Inc., 6.50%, due 08/15/34	246,991
321,000	Owens Corning, 3.95%, due 08/15/29	364,029
350,000	Owens Corning, 4.30%, due 07/15/47	385,978
146,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27 144A	158,410
211,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	209,932
265,000	PacifiCorp, 2.70%, due 09/15/30	291,696
110,000	PacifiCorp, 3.30%, due 03/15/51	123,354
582,000	PayPal Holdings, Inc., 2.85%, due 10/01/29	641,818
205,000	PECO Energy Co., 3.70%, due 09/15/47	247,971
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	654,534
2,450,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,670,377
525,000	PepsiCo, Inc., 3.63%, due 03/19/50	639,480
975,000	Petrobras Global Finance BV, 5.09%, due 01/15/30	1,025,797
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	204,379
408,000	Petrobras Global Finance BV, 6.90%, due 03/19/49	456,552
25,000	Petroleos Mexicanos, 5.50%, due 01/21/21(f)	25,281
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	57,285
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27	253,395
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	197,087
520,000	Petroleos Mexicanos, 6.75%, due 09/21/47	404,459
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	366,223
115,000	Petroleos Mexicanos, 7.69%, due 01/23/50(f) 144A	96,414
1,067,000	Pfizer, Inc., 2.55%, due 05/28/40	1,113,462
106,000	Phillips 66, 3.70%, due 04/06/23	113,565
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,069,677
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	808,498
31,000	Picasso Finance Sub, Inc., 6.13%, due 06/15/25 144A	33,436
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	165,294
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	828,583
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	57,828
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	47,341
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27	70,202
215,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR + 3.04%)(b) (h)	217,456
479,000	PNC Financial Services Group, Inc. (The), 6.75% (3 mo. USD LIBOR + 3.68%)(b) (h)	491,178
166,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	177,832
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	675,219
51,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	49,017
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	137,892
612,000	Procter & Gamble Co. (The), 3.55%, due 03/25/40	746,943
265,000	Prosus NV, 5.50%, due 07/21/25 144A	304,776
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	99,006
726,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR + 4.18%), due 09/15/42(b)	765,864
48,000	PTC, Inc., 4.00%, due 02/15/28 144A	49,426
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	204,239
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	493,781
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	360,279
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,821,120

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
161,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	163,918
114,000	Qorvo, Inc., 5.50%, due 07/15/26	121,100
205,000	Quicken Loans LLC, 5.75%, due 05/01/25 144A	211,150
350,000	QVC, Inc., 4.38%, due 03/15/23	364,000
130,000	QVC, Inc., 5.45%, due 08/15/34	128,700
130,000	Radian Group, Inc., 4.50%, due 10/01/24	129,376
191,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 09/15/28 144A	196,327
128,000	Raymond James Financial, Inc., 4.65%, due 04/01/30	155,957
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	365,825
201,000	Rede D’or Finance SARL, 4.50%, due 01/22/30 144A	192,056
38,000	Refinitiv US Holdings, Inc., 6.25%, due 05/15/26 144A	40,731
62,000	Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	67,968
905,000	Regions Financial Corp., 2.25%, due 05/18/25(f)	957,280
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	188,904
299,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.00%, due 10/15/27(c) 144A	301,616
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	409,524
170,000	Royalty Pharma Plc, 1.75%, due 09/02/27 144A	170,714
1,200,000	Ryder System, Inc., (MTN), 3.75%, due 06/09/23	1,290,697
189,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	205,485
219,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	247,211
518,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	613,237
110,000	Sabra Health Care, LP REIT, 4.80%, due 06/01/24	115,698
70,000	Sabre GLBL, Inc., 7.38%, due 09/01/25 144A	70,805
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	324,846
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	352,549
717,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	768,271
217,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	227,263
651,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	696,921
677,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	726,528
128,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	141,068
227,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	248,562
200,000	SASOL Financing USA LLC, 5.88%, due 03/27/24	193,500
200,000	SASOL Financing USA LLC, 6.50%, due 09/27/28	189,960
347,000	SBA Communications Corp. REIT, 3.88%, due 02/15/27 144A	352,639
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/25 144A	345,453
385,000	SBA Tower Trust REIT, 3.72%, due 04/09/48 144A	399,029
408,000	Seagate HDD Cayman, 4.09%, due 06/01/29 144A	444,921
405,000	Seagate HDD Cayman, 4.13%, due 01/15/31 144A	437,796
193,000	Select Medical Corp., 6.25%, due 08/15/26 144A	201,017
115,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	114,569
122,000	Service Corp. International, 3.38%, due 08/15/30	122,381
415,000	ServiceNow, Inc., 1.40%, due 09/01/30	406,524
962,000	Shell International Finance BV, 2.38%, due 04/06/25	1,027,031
995,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	1,107,823
145,000	Simmons Foods, Inc., 5.75%, due 11/01/24 144A	145,529
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,194,523
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49 144A	313,948
386,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	402,970

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
280,000	Societe Generale SA, 7.38% (5 yr. USD swap + 6.24%)(b) (h) 144A	287,622
204,000	SoftBank Group Corp., Reg S, 6.88% (5 yr. USD ICE swap + 4.85%)(b) (h) (j)	191,760
200,000	Sotheby’s, 7.38%, due 10/15/27(f) 144A	200,338
335,000	Southern California Edison Co., 4.00%, due 04/01/47	360,054
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,472,573
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,325,887
755,000	Southwest Airlines Co., 2.63%, due 02/10/30	719,305
23,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, due 09/30/26 144A	23,446
62,000	Springleaf Finance Corp., 6.88%, due 03/15/25	68,916
120,000	Springleaf Finance Corp., 8.88%, due 06/01/25	133,122
225,000	Sprint Corp., 7.88%, due 09/15/23	258,891
118,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	120,266
118,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	116,687
375,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	385,050
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	26,000
62,000	Standard Industries, Inc., 5.00%, due 02/15/27 144A	64,660
438,000	Starbucks Corp., 2.25%, due 03/12/30	456,206
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(b) 144A	377,860
18,000	Stearns Holdings LLC/Escrow, 9.38%, due 08/15/20(k) (l) (m)	—
62,000	Steel Dynamics, Inc., 3.25%, due 01/15/31	66,541
186,000	Stifel Financial Corp., 4.25%, due 07/18/24	208,838
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	940,473
399,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	410,017
150,000	Sunoco Logistics Partners Operations, LP, 5.30%, due 04/01/44	140,025
431,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	408,057
68,000	Switch, Ltd., 3.75%, due 09/15/28 144A	68,850
418,000	Syngenta Finance NV, 4.44%, due 04/24/23 144A	441,779
113,000	Sysco Corp., 5.95%, due 04/01/30	143,591
560,000	T-Mobile USA, Inc., 2.05%, due 02/15/28 144A	574,039
179,000	T-Mobile USA, Inc., 2.55%, due 02/15/31 144A	185,419
489,000	T-Mobile USA, Inc., 3.50%, due 04/15/25 144A	537,069
246,000	T-Mobile USA, Inc., 3.75%, due 04/15/27 144A	276,292
579,000	T-Mobile USA, Inc., 3.88%, due 04/15/30 144A	657,669
1,325,000	T-Mobile USA, Inc., 4.50%, due 04/15/50 144A	1,592,054
466,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.88%, due 04/15/26	479,316
238,000	Target Corp., 2.65%, due 09/15/30	266,431
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	121,251
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	160,297
672,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	790,707
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	50,848
40,000	Team Health Holdings, Inc., 6.38%, due 02/01/25 144A(f)	27,600
224,000	Teekay Offshore Partners, LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	192,104
88,000	Telecom Argentina SA, 6.50%, due 06/15/21 144A	82,941
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	131,456

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
325,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	410,914
205,000	Telecom Italia SpA, 5.30%, due 05/30/24 144A	222,225
891,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	931,505
200,000	Telefonica Celular del Paraguay SA, 5.88%, due 04/15/27 144A	209,348
90,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	92,024
169,000	Tervita Corp., 7.63%, due 12/01/21 144A	154,688
612,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	541,060
1,354,000	Textron, Inc., 3.00%, due 06/01/30	1,429,038
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	70,274
347,000	TJX Cos., Inc. (The), 3.50%, due 04/15/25	386,882
463,000	TJX Cos., Inc. (The), 3.88%, due 04/15/30	550,044
2,018,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	2,209,320
171,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	197,812
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50 144A	147,861
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	573,576
603,000	TransDigm, Inc., 5.50%, due 11/15/27	580,659
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	54,375
1,040,000	Truist Bank, 2.25%, due 03/11/30	1,075,146
225,000	Twin River Worldwide Holdings, Inc., 6.75%, due 06/01/27(f) 144A	224,550
61,000	Twitter, Inc., 3.88%, due 12/15/27 144A	62,792
430,000	Tyson Foods, Inc., 5.10%, due 09/28/48	596,302
259,000	Uber Technologies, Inc., 7.50%, due 05/15/25 144A	276,322
451,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	483,134
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,193,464
200,000	UBS Group AG, Reg S, 6.88% (5 yr. USD swap + 5.50%)(b) (h) (j)	203,153
185,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (h) 144A	197,616
220,527	United Airlines Pass Through Trust, 3.45%, due 01/07/30	184,380
174,465	United Airlines Pass Through Trust, 3.65%, due 07/07/27	133,515
293,703	United Airlines Pass Through Trust, 3.75%, due 03/03/28	278,692
2,570,175	United Airlines Pass Through Trust, 4.00%, due 10/11/27	2,529,532
199,270	United Airlines Pass Through Trust, 4.55%, due 08/25/31	168,940
84,818	United Airlines Pass Through Trust, 4.60%, due 09/01/27	66,102
98,494	United Airlines Pass Through Trust, 4.63%, due 03/03/24	91,868
296,000	United Parcel Service, Inc., 3.90%, due 04/01/25	337,587
268,000	United Parcel Service, Inc., 5.30%, due 04/01/50	399,806
211,000	United Rentals North America, Inc., 3.88%, due 11/15/27	217,594
137,000	United Rentals North America, Inc., 3.88%, due 02/15/31(f)	139,312
616,000	United Rentals North America, Inc., 4.88%, due 01/15/28	647,570
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	38,259
225,000	United Rentals North America, Inc., 5.50%, due 05/15/27	239,203
5,000	United Rentals North America, Inc., 5.88%, due 09/15/26	5,274
218,000	Universal Health Services, Inc., 2.65%, due 10/15/30 144A	217,512
436,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	452,812
120,000	University of Chicago (The), 2.76%, due 04/01/45	123,181
179,000	Upjohn, Inc., 1.65%, due 06/22/25 144A	183,518
179,000	Upjohn, Inc., 2.30%, due 06/22/27 144A	185,757
179,000	Upjohn, Inc., 2.70%, due 06/22/30 144A	185,639
325,000	Upjohn, Inc., 3.85%, due 06/22/40 144A	352,481
1,100,711	US Airways Pass Through Trust, 4.63%, due 12/03/26	916,298

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
93,726	US Airways Pass Through Trust, 5.90%, due 04/01/26	92,087
78,766	US Airways Pass Through Trust, 6.25%, due 10/22/24	71,934
108,000	US Concrete, Inc., 5.13%, due 03/01/29 144A	108,608
490,000	Valero Energy Corp., 3.40%, due 09/15/26	527,234
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	127,688
116,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	120,350
275,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	274,972
216,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	233,625
140,000	VeriSign, Inc., 4.75%, due 07/15/27	148,663
162,000	VeriSign, Inc., 5.25%, due 04/01/25	179,432
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	998,679
85,000	Verizon Communications, Inc., 3.00%, due 03/22/27	94,772
375,000	Verizon Communications, Inc., 4.33%, due 09/21/28	455,315
235,000	Verizon Communications, Inc., 4.40%, due 11/01/34	293,592
1,527,000	Verizon Communications, Inc., 4.86%, due 08/21/46(f)	2,091,971
1,000,000	ViacomCBS, Inc., 3.70%, due 08/15/24	1,095,496
500,000	ViacomCBS, Inc., 4.38%, due 03/15/43(f)	533,055
179,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	176,315
220,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29(f) 144A	224,222
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,557,379
173,000	VISA, Inc., 2.70%, due 04/15/40(f)	187,977
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	490,336
336,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	353,542
340,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	371,422
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	141,615
361,000	VMware, Inc., 4.50%, due 05/15/25	409,256
546,000	Vodafone Group Plc, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(b)	648,751
475,000	Volkswagen Group of America Finance LLC, 2.90%, due 05/13/22 144A	491,316
933,000	Volkswagen Group of America Finance LLC, 4.63%, due 11/13/25 144A	1,086,192
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,270,647
514,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR + 3.58%), due 05/15/53(b) (f)	529,032
275,000	Vulcan Materials Co., 3.50%, due 06/01/30	308,603
598,000	Walt Disney Co. (The), 4.70%, due 03/23/50	794,345
878,000	Wells Fargo & Co., 2.19% (SOFR + 2.00%), due 04/30/26(b)	917,179
410,000	Wells Fargo & Co., 3.07% (SOFR + 2.53%), due 04/30/41(b)	430,808
962,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(b) (h)	1,036,128
584,000	Wells Fargo & Co., (MTN), 2.39% (SOFR + 2.10%), due 06/02/28(b)	610,215
765,000	Wells Fargo & Co., (MTN), 2.57% (3 mo. USD LIBOR + 1.00%), due 02/11/31(b)	804,779
277,000	Western Digital Corp., 4.75%, due 02/15/26(f)	300,373
288,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	316,220
756,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	838,192
95,000	Williams Cos., Inc. (The), 5.75%, due 06/24/44	112,364
60,000	Williams Scotsman International, Inc., 4.63%, due 08/15/28 144A	60,355
117,000	WMG Acquisition Corp., 5.50%, due 04/15/26 144A	121,804
185,000	WR Berkley Corp., 4.00%, due 05/12/50	219,824
124,000	WR Grace & Co., 4.88%, due 06/15/27 144A	128,287
135,000	Wyndham Destinations, Inc., 4.63%, due 03/01/30 144A	130,507
67,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	65,116
34,000	XPO Logistics, Inc., 6.25%, due 05/01/25 144A	36,397

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
610,000	Yale University, 2.40%, due 04/15/50	625,891
199,000	Yum! Brands, Inc., 3.63%, due 03/15/31	199,373
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	165,527

		420,344,578

	Mortgage Backed Securities - Private Issuers — 10.6%
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,933,640
395,571	Arroyo Mortgage Trust CMO, Series 2018-1, Class A1, 3.76%, due 04/25/48(d) 144A	404,789
253,434	Arroyo Mortgage Trust CMO, Series 2019-2, Class A1, 3.35%, due 04/25/49(d) 144A	261,794
165,596	Arroyo Mortgage Trust CMO, Series 2019-3, Class A1, 2.96%, due 10/25/48(d) 144A	170,677
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(d) 144A	106,870
1,200,000	BANK, Series 2019-BNK20, Class A2, 2.76%, due 09/15/62	1,326,651
850,000	BANK, Series 2019-BNK23, Class A2, 2.67%, due 12/15/52	935,527
1,806,000	BANK, Series 2020-BNK26, Class A2, 2.04%, due 03/15/63	1,872,223
1,800,000	BANK, Series 2020-BNK26, Class A3, 2.16%, due 03/15/63	1,894,504
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35(d) 144A	219,316
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 0.87% (1 mo. USD LIBOR + 0.72%), due 03/15/37(b) 144A	2,890,194
193,000	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	206,111
130,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	137,341
109,396	Bellemeade Re, Ltd. CMO, Series 2018-1A, Class M1B, 1.75% (1 mo. USD LIBOR + 1.60%), due 04/25/28(b) 144A	108,381
67,286	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.25% (1 mo. USD LIBOR + 1.10%), due 07/25/29(b) (n)	67,160
150,000	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 1.75% (1 mo. USD LIBOR + 1.60%), due 07/25/29(b) 144A	147,429
220,000	Bellemeade Re, Ltd. CMO, Series 2020-1A, Class M1A, 2.80% (1 mo. USD LIBOR + 2.65%), due 06/25/30(b) 144A	220,599
150,000	Bellemeade Re, Ltd. CMO, Series 2020-1A, Class M1B, 3.55% (1 mo. USD LIBOR + 3.40%), due 06/25/30(b) 144A	152,314
320,000	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	341,342
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	286,735
324,000	Benchmark Mortgage Trust, Series 2019-B14, Class A2, 2.91%, due 12/15/62	345,850
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,484,440
657,000	Benchmark Mortgage Trust, Series 2019-B15, Class A5, 2.93%, due 12/15/72	736,185
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	628,940
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,906,051
118,540	BRAVO Residential Funding Trust CMO, Series 2019-NQM1, Class A1, 2.67%, due 07/25/59(d) 144A	121,380
215,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 1.47% (1 mo. USD LIBOR + 1.32%), due 03/15/37(b) 144A	212,802
1,610,958	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.07% (1 mo. USD LIBOR + 0.92%), due 10/15/36(b) 144A	1,614,333
375,000	BX Commercial Mortgage Trust, Series 2020-VKNG, Class A, 1.13% (1 mo. USD LIBOR + 0.93%), due 10/15/37(b) 144A	376,253
108,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 2.70% (1 mo. USD LIBOR + 2.55%), due 12/15/37(b) 144A	103,478

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,312,995
997,501	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(d) 144A	1,024,767
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	750,810
2,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,651,943
219,250	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 2.30% (1 mo. USD LIBOR + 2.15%), due 07/15/32(b) 144A	217,473
498,845	CIM Trust CMO, Series 2017-3, Class A1, 2.16% (1 mo. USD LIBOR + 2.00%), due 01/25/57(b) 144A	502,495
500,000	CIM Trust CMO, Series 2017-5, Class A3, 4.00%, due 05/25/57(d) 144A	504,623
492,797	CIM Trust CMO, Series 2017-6, Class A1, 3.02%, due 06/25/57(d) 144A	502,541
1,438,000	CIM Trust CMO, Series 2020-INV1, Class A2, 2.50%, due 04/25/50(d) 144A	1,485,119
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,791,955
1,300,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	1,451,352
171,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, due 05/10/36 144A	182,366
110,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	119,086
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.60%, due 05/10/47(d) 144A	428,722
64,478	COLT Mortgage Loan Trust CMO, Series 2019-2, Class A1, 3.34%, due 05/25/49(d) 144A	65,149
114,106	COLT Mortgage Loan Trust CMO, Series 2020-1, Class A1, 2.49%, due 02/25/50(d) 144A	115,622
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(d) 144A	239,959
714,112	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	742,422
715,000	Commercial Mortgage Trust, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	765,404
4,166	Commercial Mortgage Trust, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	4,164
971,437	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,055,339
223,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	224,334
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1.75% (1 mo. USD LIBOR + 1.60%), due 05/15/36(b) 144A	352,400
257,944	Credit Suisse Mortgage Trust CMO, Series 2017-HL1, Class A3, 3.50%, due 06/25/47(d) 144A	259,984
420,951	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(d) 144A	462,561
288,350	Credit Suisse Mortgage Trust CMO, Series 2019-AFC1, Class A1, 2.57%, due 07/25/49(e) 144A	294,793
185,150	Credit Suisse Mortgage Trust CMO, Series 2020-AFC1, Class A1, 2.24%, due 02/25/50(d) 144A	188,123
777,490	Credit Suisse Mortgage Trust CMO, Reg S, Series 2020-WL1, Class A, 2.35%, due 12/26/59(j) 144A	777,490
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,212,333
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	864,917
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	1,144,546
800,988	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57	862,789
1,875,395	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	2,024,040

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,500,254	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,634,154
1,578,218	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	1,651,050
248,823	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class MA, 2.00%, due 11/25/59	256,884
178,086	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-DNA3, Class M1, 0.90% (1 mo. USD LIBOR + 0.75%), due 03/25/30(b)	177,999
685	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2018-DNA3, Class M1, 0.90% (1 mo. USD LIBOR + 0.75%), due 09/25/48(b) 144A	684
380,000	FHLMC Structured Agency Credit Risk Debt Notes REMIC CMO, Series 2020-HQA3, Class M2, 3.75% (1 mo. USD LIBOR + 3.60%), due 07/25/50(b) 144A	383,803
1,003,751	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/01/50(d) 144A	1,031,994
778,421	GCAT LLC CMO, Series 2019-4, Class A1, 3.23%, due 11/26/49(e) 144A	821,376
280,483	GCAT LLC CMO, Series 2019-NQM1, Class A1, 2.99%, due 02/25/59(e) 144A	285,720
376,463	GCAT LLC CMO, Series 2020-NQM1, Class A1, 2.25%, due 01/25/60(e) 144A	385,093
932,826	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	948,323
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	975,840
256,470	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	273,800
285,000	GS Mortgage Securities Trust, Series 2019-GC39, Class A2, 3.46%, due 05/10/52	305,914
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	320,019
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,689,510
196,000	GS Mortgage Securities Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	197,486
205,150	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(d) 144A	206,143
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34(d) 144A	169,347
215,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.28%, due 05/15/48(d) 144A	224,863
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,745,447
487,872	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	487,676
95,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A4, 3.31%, due 03/15/49	105,317
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	760,799
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,440,477
642,313	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	644,838
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,505,752
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	812,084
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,694,518
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	997,243
216,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	225,086

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
236,266	JPMorgan Mortgage Trust CMO, Series 2016-1, Class A5, 3.50%, due 05/25/46(d) 144A	238,193
266,363	JPMorgan Mortgage Trust CMO, Series 2016-4, Class A5, 3.50%, due 10/25/46(d) 144A	269,117
577,906	JPMorgan Mortgage Trust CMO, Series 2017-2, Class A5, 3.50%, due 05/25/47(d) 144A	587,035
218,573	JPMorgan Mortgage Trust CMO, Series 2018-4, Class A15, 3.50%, due 10/25/48(d) 144A	219,622
130,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 1.50% (1 mo. USD LIBOR + 1.35%), due 05/15/36(b) 144A	129,763
457,582	Legacy Mortgage Asset Trust CMO, Series 2019-PRI, Class A1, 3.86%, due 09/25/59(e) 144A	481,702
287,055	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(e) 144A	288,285
148,215	MFA Trust CMO, Series 2020-NQM1, Class A1, 1.48%, due 08/25/49(d) 144A	149,364
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	103,934
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	895,153
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,702,871
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 1.55% (1 mo. USD LIBOR + 1.40%), due 11/15/34(b) 144A	211,028
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,922,143
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	1,024,201
200,000	Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1B, 1.60% (1 mo. USD LIBOR + 1.45%), due 02/25/30(b) 144A	194,003
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32(d) 144A	95,296
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(d) 144A	174,854
298,791	New Residential Mortgage Loan Trust CMO, Series 2018-1A, Class A1A, 4.00%, due 12/25/57(d) 144A	324,616
153,551	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 0.90% (1 mo. USD LIBOR + 0.75%), due 01/25/48(b) 144A	153,593
9,074	Oaktown Re III, Ltd. CMO, Series 2019-1A, Class M1A, 1.55% (1 mo. USD LIBOR + 1.40%), due 07/25/29(b) 144A	9,081
200,000	Oaktown Re IV, Ltd. CMO, Series 2020-1A, Class M1B, 4.90% (1 mo. USD LIBOR + 4.75%), due 07/25/30(b) 144A	200,538
327,775	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(d) 144A	334,608
79,978	PSMC Trust CMO, Series 2019-1, Class A3, 4.00%, due 07/25/49(d) 144A	80,110
12,953	Radnor RE, Ltd. CMO, Series 2018-1, Class M1, 1.55% (1 mo. USD LIBOR + 1.40%), due 03/25/28(b) 144A	12,946
1,951,652	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(d) 144A	2,022,034
60,657	Starwood Mortgage Residential Trust CMO, Series 2018-IMC1, Class A1, 3.79%, due 03/25/48(d) 144A	61,175
149,699	Starwood Mortgage Residential Trust CMO, Series 2020-1, Class A1, 2.28%, due 02/25/50(d) 144A	152,626
147,518	Starwood Mortgage Residential Trust CMO, Series 2020-3, Class A1, 1.49%, due 04/25/65(d) 144A	148,293
930,000	Station Place Securitization Trust CMO, Series 2020-10, Class A, 1.65% (1 mo. USD LIBOR + 1.50%), due 05/20/21(b) 144A	930,000
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.66%, due 10/25/53(d) 144A	121,668

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.63%, due 11/25/60(d) 144A	281,744
52,276	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56(d) 144A	53,645
518,579	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57(d) 144A	538,417
595,636	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57(d) 144A	619,800
572,489	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58(d) 144A	597,908
199,196	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58(d) 144A	215,799
383,177	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(d) 144A	410,438
80,171	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58(d) 144A	84,663
310,146	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58(d) 144A	328,764
156,845	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(d) 144A	170,138
307,519	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(d) 144A	326,251
77,345	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.15% (1 mo. USD LIBOR + 1.00%), due 10/25/59(b) 144A	77,442
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	740,394
2,624,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, due 05/10/63	2,707,244
2,216,071	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,297,227
525,722	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	538,833
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,548,063
13,036	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 2.79%, due 09/25/33(d)	12,839
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,571,227
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,205,238
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	1,061,691
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,579,035
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 1.80% (1 mo. USD LIBOR + 1.65%), due 12/15/34(b) 144A	91,392
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,657,073
1,044,469	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.87%, due 02/15/44(d) 144A	1,050,770
1,360,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44(d) 144A	1,378,464

		105,537,515

	Mortgage Backed Securities - U.S. Government Agency Obligations — 23.0%
415,470	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	466,225
315,216	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	345,925
567,215	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	597,430
446,080	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	491,594
227,103	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	268,166
111,347	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	130,890

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
420,899	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	484,439
480,228	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	520,832
696,780	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	733,158
120,062	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	131,877
62,510	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	66,393
945,106	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	1,017,499
560,605	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	601,318
497,197	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	541,829
194,669	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	203,504
1,259,188	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	1,360,812
1,238,637	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,329,109
564,894	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	619,389
283,606	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	309,862
1,157,482	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,274,816
1,490,598	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,644,121
1,681,876	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	1,815,979
1,088,410	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	1,200,320
555,767	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	613,785
114,674	FHLMC Gold, Pool # J16432, 3.50%, due 08/01/26	121,578
129,978	FHLMC Gold, Pool # J17763, 3.50%, due 01/01/27	137,837
378,296	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	401,505
445,825	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	476,144
839,632	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	950,717
174,899	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	189,269
362,879	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	393,874
789,267	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	871,310
355,168	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	392,094
1,079,497	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	1,177,834
1,178,744	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	1,268,066
975,092	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	1,026,912
1,108,574	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	1,211,213
415,025	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	449,889
1,123,074	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	1,238,820
133,949	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	145,875
435,532	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	466,474
512,998	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	552,601
294,193	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	315,012
738,564	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	789,938
997,623	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	1,090,036
1,196,885	FHLMC Gold, Pool # V82515, 3.50%, due 06/01/46	1,293,589
319,948	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	347,420
1,100,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC07, Class ASB, 2.18%, due 08/25/29	1,162,542
490,000	FHLMC Multifamily Structured Pass Through Certificates, Series KIR3, Class A1, 3.04%, due 08/25/27	538,613
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26(d)	620,502
320,000	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2, 3.24%, due 09/25/24	351,554

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,800,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class AM, 3.25%, due 09/25/27(d)	2,065,377
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K077, Class AM, 3.85%, due 05/25/28(d)	868,038
913,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class A2, 3.86%, due 11/25/28(d)	1,104,991
1,840,000	FHLMC Multifamily Structured Pass Through Certificates, Series K076, Class AM, 3.90%, due 04/25/28	2,213,434
1,211,000	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.90%, due 08/25/28(d)	1,466,785
200,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class AM, 3.92%, due 12/25/28(d)	242,212
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33(d)	1,125,727
325,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class AM, 4.03%, due 10/25/28(d)	397,628
870,000	FHLMC Multifamily Structured Pass Through Certificates, Series K085, Class A2, 4.06%, due 10/25/28(d)	1,055,438
24,893,388	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.93%, due 10/25/22(d) 144A	335,533
72,569	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	86,763
872,578	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	986,867
15,429	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	16,936
626,787	FNMA-ACES, Series 2019-M25, Class AV1, 2.05%, due 12/25/26	642,213
1,143,517	FNMA-ACES, Series 2019-M22, Class A1, 2.10%, due 08/25/29	1,217,076
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26(d)	545,583
218,039	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25(d)	233,883
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27(d)	1,908,397
270,766	FNMA-ACES, Series 2018-M10, Class A1, 3.48%, due 07/25/28(d)	298,946
505,328	GNMA I, Pool # 734152, 4.00%, due 01/15/41	550,929
2,858,658	GNMA I, Pool # 784369, 4.00%, due 08/15/45	3,207,976
361,578	GNMA I, Pool # 784605, 4.50%, due 01/15/42	402,022
269,956	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	281,376
252,858	GNMA II, Pool # 004636, 4.50%, due 02/20/40	280,767
45,414	GNMA II, Pool # 004678, 4.50%, due 04/20/40	50,423
297,915	GNMA II, Pool # 004833, 4.00%, due 10/20/40	325,279
266,847	GNMA II, Pool # 004977, 4.00%, due 03/20/41	293,436
664,825	GNMA II, Pool # 004978, 4.50%, due 03/20/41	738,067
1,040,398	GNMA II, Pool # 005055, 4.50%, due 05/20/41	1,155,361
37,983	GNMA II, Pool # 783637, 3.00%, due 06/20/42	40,099
1,090,214	GNMA II, Pool # 796468, 4.00%, due 09/20/42	1,180,576
1,119,758	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,243,720
814,728	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	905,271
393,457	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	427,021
56,791	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	60,096
253,975	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	275,642
146,078	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	154,110
500,500	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	528,029
393,949	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	427,558

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
85,222	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	89,914
306,486	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	333,364
112,260	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	118,213
308,896	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	331,489
227,739	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	247,826
240,690	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	255,598
542,021	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	578,865
216,066	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	233,578
312,277	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	336,432
560,073	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	622,078
593,527	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	628,507
1,113,592	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	1,189,107
818,556	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	866,559
1,330,469	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	1,408,017
366,771	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	392,275
198,634	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	220,516
171,576	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	180,828
341,436	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	366,482
448,304	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	474,842
512,536	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	539,930
517,255	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	549,382
1,367,249	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	1,467,661
396,158	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	424,274
1,564,499	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	1,666,263
208,588	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	225,946
70,127	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	75,624
445,391	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	470,409
493,918	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	528,584
440,405	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	476,304
208,103	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	227,848
277,921	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	294,822
307,525	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	326,941
806,046	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	845,058
1,500,000	GNMA TBA, 2.50%, due 11/19/50	1,572,656
380,830	UMBS, Pool # 745148, 5.00%, due 01/01/36	438,424
376,999	UMBS, Pool # 932807, 4.00%, due 09/01/40	413,916
368,203	UMBS, Pool # 983471, 5.50%, due 05/01/38	424,438
452,722	UMBS, Pool # 985184, 5.50%, due 08/01/38	522,418
296,665	UMBS, Pool # 995245, 5.00%, due 01/01/39	340,247
685,911	UMBS, Pool # AB6212, 3.00%, due 09/01/42	730,503
871,378	UMBS, Pool # AB6802, 3.50%, due 11/01/42	952,112
228,117	UMBS, Pool # AB7059, 2.50%, due 11/01/42	243,149
559,755	UMBS, Pool # AB8703, 3.00%, due 03/01/38	591,954
202,033	UMBS, Pool # AB9383, 4.00%, due 05/01/43	225,156
1,341,050	UMBS, Pool # AB9659, 3.00%, due 06/01/43	1,461,224
3,422,655	UMBS, Pool # AC3668, 4.50%, due 10/01/39	3,847,735
387,589	UMBS, Pool # AD9153, 4.50%, due 08/01/40	435,640
240,542	UMBS, Pool # AE0469, 6.00%, due 12/01/39	283,317
975,297	UMBS, Pool # AH4404, 4.00%, due 01/01/41	1,076,810

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
154,121	UMBS, Pool # AI1892, 5.00%, due 05/01/41	177,596
820,828	UMBS, Pool # AI4815, 4.50%, due 06/01/41	920,964
682,135	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	737,741
324,202	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	357,435
689,270	UMBS, Pool # AL0215, 4.50%, due 04/01/41(o)	775,899
1,167,212	UMBS, Pool # AL1895, 3.50%, due 06/01/42	1,287,449
626,303	UMBS, Pool # AL2466, 4.00%, due 09/01/42	715,322
699,632	UMBS, Pool # AL3000, 3.50%, due 12/01/42	759,331
868,615	UMBS, Pool # AL3316, 3.50%, due 03/01/43	948,602
1,048,947	UMBS, Pool # AL6663, 4.00%, due 03/01/39	1,161,823
1,116,514	UMBS, Pool # AL7594, 3.50%, due 08/01/45	1,223,448
913,617	UMBS, Pool # AL8191, 4.00%, due 12/01/45	1,010,951
148,650	UMBS, Pool # AO4109, 4.00%, due 06/01/42	164,148
379,398	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	404,453
784,710	UMBS, Pool # AS5133, 3.50%, due 06/01/45	837,515
215,955	UMBS, Pool # AS6286, 4.00%, due 12/01/45	234,573
343,231	UMBS, Pool # AS6304, 4.00%, due 12/01/45	373,126
464,705	UMBS, Pool # AS6452, 3.50%, due 01/01/46	495,379
226,781	UMBS, Pool # AS7693, 2.00%, due 08/01/31	237,030
342,950	UMBS, Pool # AS8073, 2.50%, due 10/01/46	365,361
266,151	UMBS, Pool # AX3719, 3.50%, due 07/01/27	282,007
263,930	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	282,816
402,872	UMBS, Pool # BC9468, 3.00%, due 06/01/46	424,478
1,161,781	UMBS, Pool # BD7043, 4.00%, due 03/01/47	1,264,569
664,716	UMBS, Pool # BE7192, 4.00%, due 03/01/47	724,243
908,038	UMBS, Pool # BK1023, 4.50%, due 02/01/48	992,611
758,254	UMBS, Pool # BK7611, 4.50%, due 09/01/48	820,945
1,178,754	UMBS, Pool # BM1573, 3.50%, due 07/01/47	1,299,851
509,270	UMBS, Pool # BM1914, 2.50%, due 08/01/31	533,106
1,356,753	UMBS, Pool # BM1972, 3.50%, due 10/01/37	1,502,457
766,021	UMBS, Pool # BM3033, 3.00%, due 10/01/47	821,662
241,025	UMBS, Pool # BM3258, 3.00%, due 02/01/47	261,653
465,273	UMBS, Pool # BM3286, 4.50%, due 11/01/47	505,839
810,382	UMBS, Pool # BM3332, 3.50%, due 01/01/48	873,770
636,921	UMBS, Pool # BM3491, 4.50%, due 01/01/38	697,405
1,290,696	UMBS, Pool # BM3641, 4.00%, due 04/01/48	1,413,411
1,035,516	UMBS, Pool # BM4896, 3.00%, due 02/01/47	1,103,061
1,122,359	UMBS, Pool # BM5213, 3.00%, due 07/01/45	1,188,598
514,722	UMBS, Pool # BM5293, 3.50%, due 02/01/49	544,025
947,195	UMBS, Pool # BM5694, 4.00%, due 06/01/48	1,014,897
283,082	UMBS, Pool # BM5874, 4.00%, due 01/01/48	306,099
381,440	UMBS, Pool # BM5950, 3.00%, due 11/01/48	401,541
2,166,578	UMBS, Pool # BN6216, 4.50%, due 03/01/49	2,405,671
917,896	UMBS, Pool # BO0988, 3.50%, due 07/01/49	967,851
709,013	UMBS, Pool # BO1420, 3.50%, due 09/01/49	747,395
438,783	UMBS, Pool # BO1439, 3.00%, due 10/01/49	460,027
1,240,069	UMBS, Pool # BO5387, 3.50%, due 12/01/49	1,333,051
974,594	UMBS, Pool # BP2898, 4.00%, due 03/01/50	1,061,376
706,016	UMBS, Pool # BP5462, 2.50%, due 06/01/50	746,308

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
572,241	UMBS, Pool # BP5568, 3.00%, due 06/01/50	599,715
1,110,721	UMBS, Pool # CA0655, 3.50%, due 11/01/47	1,210,325
2,001,013	UMBS, Pool # CA3986, 5.00%, due 08/01/49	2,218,439
451,209	UMBS, Pool # CA4149, 3.00%, due 09/01/49	485,675
929,205	UMBS, Pool # CA4546, 3.00%, due 11/01/49	979,707
1,501,897	UMBS, Pool # CA4831, 4.50%, due 12/01/49	1,649,195
1,099,266	UMBS, Pool # CA5571, 4.00%, due 04/01/50	1,192,577
994,320	UMBS, Pool # CA6871, 2.50%, due 08/01/35	1,047,526
2,341,799	UMBS, Pool # CA6872, 2.50%, due 08/01/35	2,448,237
1,763,522	UMBS, Pool # CA7030, 2.50%, due 09/01/50	1,880,482
1,660,721	UMBS, Pool # FM0030, 3.00%, due 02/01/49	1,739,450
616,277	UMBS, Pool # FM1001, 3.50%, due 11/01/48	652,511
575,712	UMBS, Pool # FM1266, 5.00%, due 07/01/49	635,382
240,622	UMBS, Pool # FM1347, 3.00%, due 12/01/48	252,758
1,364,371	UMBS, Pool # FM1467, 3.00%, due 12/01/47	1,444,657
745,263	UMBS, Pool # FM1588, 3.00%, due 10/01/49	799,199
513,465	UMBS, Pool # FM1715, 3.00%, due 12/01/45	540,839
428,793	UMBS, Pool # FM1790, 3.00%, due 11/01/49	461,660
424,975	UMBS, Pool # FM1864, 3.00%, due 11/01/49	450,604
2,600,789	UMBS, Pool # FM2109, 3.50%, due 12/01/49	2,741,066
4,713,781	UMBS, Pool # FM2217, 3.00%, due 03/01/47	5,135,886
3,174,647	UMBS, Pool # FM2226, 3.00%, due 09/01/46	3,458,950
1,076,909	UMBS, Pool # FM2336, 4.00%, due 01/01/50	1,164,277
4,679,660	UMBS, Pool # FM2385, 3.00%, due 09/01/48	4,901,508
1,498,495	UMBS, Pool # FM2461, 3.50%, due 03/01/50	1,578,876
1,227,322	UMBS, Pool # FM2570, 4.50%, due 04/01/48	1,378,299
1,117,206	UMBS, Pool # FM2674, 4.00%, due 03/01/50	1,208,633
138,172	UMBS, Pool # FM3828, 4.00%, due 07/01/49	150,122
840,881	UMBS, Pool # FM4154, 2.00%, due 09/01/50	875,913
990,000	UMBS, Pool # FM4350, 2.00%, due 09/01/50	1,034,507
255,417	UMBS, Pool # MA2781, 2.50%, due 10/01/46	271,662
304,072	UMBS, Pool # MA3087, 3.50%, due 08/01/47	321,793
239,083	UMBS, Pool # MA3155, 3.00%, due 10/01/32	250,922
974,830	UMBS, Pool # MA3182, 3.50%, due 11/01/47	1,031,022
460,356	UMBS, Pool # MA3211, 4.00%, due 12/01/47	493,446
316,814	UMBS, Pool # MA3238, 3.50%, due 01/01/48	335,062
855,637	UMBS, Pool # MA3332, 3.50%, due 04/01/48	904,868
285,172	UMBS, Pool # MA3364, 3.50%, due 05/01/33	302,965
210,137	UMBS, Pool # MA3385, 4.50%, due 06/01/48	228,018
838,812	UMBS, Pool # MA3414, 3.50%, due 07/01/48	883,957
285,443	UMBS, Pool # MA3442, 3.50%, due 08/01/48	301,028
249,190	UMBS, Pool # MA3521, 4.00%, due 11/01/48	265,610
3,751,477	UMBS, Pool # QA6328, 3.00%, due 01/01/50	3,979,326
2,081,084	UMBS, Pool # QA6367, 3.00%, due 01/01/50	2,214,264
388,484	UMBS, Pool # QB0220, 3.00%, due 06/01/50	407,136
2,222,100	UMBS, Pool # RA1741, 3.50%, due 11/01/49	2,357,667
2,966,154	UMBS, Pool # RA1776, 3.00%, due 12/01/49	3,163,954
2,963,768	UMBS, Pool # RA1860, 3.00%, due 12/01/49	3,104,701
2,904,789	UMBS, Pool # RA1878, 3.50%, due 12/01/49	3,079,949

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,267,540	UMBS, Pool # RA2572, 3.50%, due 05/01/50	1,352,762
3,282,003	UMBS, Pool # RA2790, 2.50%, due 06/01/50	3,446,394
2,608,444	UMBS, Pool # RA2853, 2.50%, due 06/01/50	2,739,097
893,001	UMBS, Pool # RA3206, 2.00%, due 08/01/50	932,417
1,236,000	UMBS, Pool # RA3607, 3.00%, due 09/01/50	1,319,555
1,553,705	UMBS, Pool # SD0100, 3.00%, due 10/01/49	1,652,681
259,630	UMBS, Pool # SD7523, 2.50%, due 08/01/50	275,984
10,216	UMBS, Pool # SD8025, 3.50%, due 11/01/49	10,767
1,376,128	UMBS, Pool # ZA7040, 3.50%, due 06/01/49	1,465,110
1,643,110	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	1,783,701
765,620	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	821,059
490,506	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	526,138
763,549	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	920,787
642,599	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	713,312
1,817,663	UMBS, Pool # ZT2100, 3.00%, due 04/01/47	1,912,840
6,500,000	UMBS TBA, 2.00%, due 11/15/50	6,709,616
500,000	UMBS TBA, 2.50%, due 10/19/35	522,148
750,000	UMBS TBA, 2.50%, due 11/12/50	785,700

		228,916,572

	Municipal Obligations — 1.3%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	71,650
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	179,141
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	511,923
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(i)	135,118
650,000	Health & Educational Facilities Authority of the State of Missouri, 3.23%, due 05/15/50	736,197
715,000	Michigan Finance Authority, 2.37%, due 09/01/49	742,999
359,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	535,334
327,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	310,859
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	23,859
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,711,813
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,227,069
1,975,000	State Board of Administration Finance Corp., 1.26%, due 07/01/25	2,006,244
489,000	State Board of Administration Finance Corp., 1.71%, due 07/01/27	496,462
885,000	State of California, 7.50%, due 04/01/34	1,472,268
555,000	State of California, General Obligation, 7.55%, due 04/01/39	972,221
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	723,815
105,000	University of Virginia, 4.18%, due 09/01/17(i)	147,570

		13,004,542

	Sovereign Debt Obligations — 0.6%
200,000	Bermuda Government International Bond, 2.38%, due 08/20/30 144A	202,750
200,000	Colombia Government International Bond, 5.00%, due 06/15/45	233,750
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	190,688
330,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	335,174
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	57,308
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	226,504
200,000	Indonesia Government International Bond, 4.45%, due 02/11/24	221,932

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Sovereign Debt Obligations — continued
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	253,745
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	217,976
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	208,801
200,000	Panama Government International Bond, 4.00%, due 09/22/24	219,202
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	292,009
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	108,014
70,000	Province of Ontario Canada, 3.40%, due 10/17/23	76,360
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	246,831
301,000	Qatar Government International Bond, 3.38%, due 03/14/24 144A	324,753
568,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	791,062
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	261,555
594,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	696,590
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	413,215
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	246,744
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	87,704

		5,912,667

	U.S. Government and Agency Obligations — 12.6%
495,000	FNMA, 0.88%, due 08/05/30	489,679
270,000	FNMA, 2.38%, due 01/19/23	283,308
315,000	FNMA, 2.50%, due 02/05/24	338,857
310,000	FNMA, 6.63%, due 11/15/30(o) (p)	476,686
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	38,888
6,543,000	U.S. Treasury Bond, 1.13%, due 05/15/40	6,454,056
7,844,000	U.S. Treasury Bond, 1.25%, due 05/15/50	7,459,154
2,523,000	U.S. Treasury Bond, 1.38%, due 08/15/50	2,476,679
4,839,000	U.S. Treasury Bond, 2.25%, due 08/15/49	5,772,965
2,430,000	U.S. Treasury Bond, 2.50%, due 02/15/45	2,998,013
6,440,000	U.S. Treasury Bond, 2.75%, due 11/15/42	8,264,080
335,000	U.S. Treasury Bond, 3.00%, due 11/15/44	448,625
1,441,000	U.S. Treasury Bond, 3.00%, due 02/15/47	1,954,187
4,940,000	U.S. Treasury Bond, 3.00%, due 08/15/48	6,750,240
4,307,000	U.S. Treasury Bond, 3.13%, due 11/15/41	5,831,442
7,690,000	U.S. Treasury Bond, 3.13%, due 02/15/43	10,441,278
3,045,000	U.S. Treasury Bond, 3.38%, due 05/15/44	4,306,415
2,976,000	U.S. Treasury Bond, 3.50%, due 02/15/39	4,183,954
8,015,900	U.S. Treasury Bond, 3.63%, due 08/15/43	11,710,416
305,000	U.S. Treasury Bond, 3.75%, due 11/15/43	453,997
6,572,202	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 10/15/24	6,979,250
1,616,058	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	1,788,163
429,000	U.S. Treasury Note, 0.13%, due 07/31/22	429,017
925,000	U.S. Treasury Note, 0.13%, due 08/31/22	925,036
11,038,000	U.S. Treasury Note, 0.25%, due 09/30/25	11,026,358
2,757,000	U.S. Treasury Note, 0.63%, due 08/15/30	2,743,430
485,000	U.S. Treasury Note, 1.13%, due 02/28/21	487,066
480,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	565,069
1,040,000	U.S. Treasury Note, 3.13%, due 11/15/28	1,253,566
530,000	U.S. Treasury STRIPS, 1.27%, due 02/15/36(g)	442,873
505,000	U.S. Treasury STRIPS, 1.29%, due 05/15/36(g)	419,844

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		U.S. Government and Agency Obligations — continued
3,730,000		U.S. Treasury STRIPS, 1.35%, due 05/15/37(g) (p)	3,043,457
360,000		U.S. Treasury STRIPS, 1.44%, due 11/15/38(g)	284,889
370,000		U.S. Treasury STRIPS, 1.45%, due 02/15/39(g)	291,545
155,000		U.S. Treasury STRIPS, 1.46%, due 05/15/39(g)	121,624
255,000		U.S. Treasury STRIPS, 1.47%, due 08/15/39(g)	199,281
2,145,000		U.S. Treasury STRIPS, 1.56%, due 11/15/40(g)	1,630,103
2,430,000		U.S. Treasury STRIPS, 1.57%, due 02/15/41(g)	1,836,750
1,590,000		U.S. Treasury STRIPS, 1.59%, due 05/15/41(g)	1,194,644
1,750,000		U.S. Treasury STRIPS, 1.60%, due 11/15/42(g)	1,288,868
3,180,000		U.S. Treasury STRIPS, 1.62%, due 11/15/41(g)	2,364,641
85,000		U.S. Treasury STRIPS, 1.63%, due 08/15/42(g)	62,549
4,620,000		U.S. Treasury STRIPS, 1.63%, due 02/15/43(g)	3,377,971
985,000		U.S. Treasury STRIPS, 1.65%, due 05/15/42(g)	724,620
646,000		U.S. Treasury STRIPS, 1.76%, due 11/15/43(g)	458,245
430,000		U.S. Treasury STRIPS, 1.85%, due 11/15/45(g)	292,746
310,000		U.S. Treasury STRIPS, 1.86%, due 02/15/46(g)	210,033

			125,574,557

		TOTAL DEBT OBLIGATIONS (COST $962,970,707)	1,009,271,901

Shares		Description	Value ($)

		WARRANT — 0.0%

		Financial — 0.0%
1,324		Stearns Holdings LLC, Expires 11/05/39* (k)	1,615

		TOTAL WARRANT (COST $—)	1,615

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.5%

		Mutual Fund - Securities Lending Collateral — 0.5%
4,565,035		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(q) (r)	4,565,035

		TOTAL SHORT-TERM INVESTMENT (COST $4,565,035)	4,565,035

		TOTAL INVESTMENTS — 101.7% (Cost $967,535,742)	1,013,838,551

		Other Assets and Liabilities (net) — (1.7)%	(16,510,241)

		NET ASSETS — 100.0%	$997,328,310

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	(b)	Variable or floating rate note. Rate shown is as of September 30, 2020.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(c)	When-issued security.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(f)	All or a portion of this security is out on loan.

(g)	Interest rate presented is yield to maturity.

(h)	Security is perpetual and has no stated maturity date.

(i)	Year of maturity is greater than 2100.

(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2,187 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2020 was $1,565,555.

(l)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(m)	Security is currently in default.

(n)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $111,890, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(o)	All or a portion of this security is pledged for open futures collateral.

(p)	All or a portion of this security is pledged for open centrally cleared swaps collateral.

(q)	The rate disclosed is the 7-day net yield as of September 30, 2020.

(r)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $219,261,919 which represents 22.0% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

At September 30, 2020, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.25% (1 mo. USD LIBOR + 1.10%), due 07/25/29	07/17/19	USD	67,286	$67,286	$67,160
LSC Communications, Inc., 8.75%, due 10/15/23	09/23/16	USD	284,000	255,819	44,730

					$111,890

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	303,357	USD	353,029	10/02/20	Barclays Bank Plc	$2,703
USD	353,264	EUR	303,357	11/03/20	Barclays Bank Plc	(2,702)
USD	358,514	EUR	303,357	10/02/20	JPMorgan Chase Bank N.A.	2,782

						$2,783

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
54	U.S. Treasury Note 10-Year	Dec 2020	$7,534,688	$15,668
158	U.S. Treasury Note 2-Year	Dec 2020	34,911,828	12,494
261	U.S. Treasury Note 5-Year	Dec 2020	32,894,156	27,237
6	U.S. Ultra Bond	Dec 2020	1,330,875	4,106

				$59,505

Sales
1	Euro-Bund	Dec 2020	$204,651	$(1,267)
172	U.S. Long Bond	Dec 2020	30,320,375	205,673
36	U.S. Treasury Note 10-Year	Dec 2020	5,023,125	176
43	U.S. Ultra 10-Year	Dec 2020	6,876,641	9,013

				$213,595

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
Overnight Federal Funds Effective Rate (12M)	Annual	1.51%	Annual	08/09/49	$110	USD	580,000	$(87,646)	$(87,756)

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

Other Abbreviations

ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMO	— Collateralized Mortgage Obligation
CMT	— Constant Maturity Treasury Index
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
PIK	— Payment In Kind
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— To Be Announced
UMBS	— Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	101.2
Futures Contracts	0.0	*
Forward Foreign Currency Contracts	0.0	*
Warrant	0.0	*
Swaps	(0.0	)*
Short-Term Investment	0.4
Other Assets and Liabilities (net)	(1.6)

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 90.9%

	Asset Backed Securities — 3.5%
250,000	522 Funding CLO I, Ltd., Series 2019-5A, Class E, 7.62% (3 mo. USD LIBOR + 7.34%), due 01/15/33(b) 144A	245,510
1,090,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.58% (1 mo. USD LIBOR + 0.43%), due 12/25/35(b)	1,033,157
500,000	Allegro CLO XI, Ltd., Series 2019-2A, Class A1A, 1.66% (3 mo. USD LIBOR + 1.39%), due 01/19/33(b) 144A	497,388
250,000	AMMC CLO, Ltd., Series 2017-20A, Class D, 3.67% (3 mo. USD LIBOR + 3.40%), due 04/17/29(b) 144A	238,413
300,000	Anchorage Capital CLO, Ltd., Series 2014-3RA, Class E, 5.75% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	266,755
394,415	Apex Credit CLO, Ltd., Series 2017-1A, Class A1, 1.73% (3 mo. USD LIBOR + 1.47%), due 04/24/29(b) 144A	391,574
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 7.02% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	398,803
965,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	899,502
400,000	Ares LII CLO, Ltd., Series 2019-52A, Class D, 4.21% (3 mo. USD LIBOR + 3.95%), due 04/22/31(b) 144A	400,497
300,000	Ares XLI CLO, Ltd., Series 2016-41A, Class D, 4.48% (3 mo. USD LIBOR + 4.20%), due 01/15/29(b) 144A	294,500
500,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.18% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	467,147
1,290,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE5, Class M1, 0.43% (1 mo. USD LIBOR + 0.28%), due 07/25/36(b)	1,058,009
668,943	Asset Backed Securities Corp. Home Equity Loan Trust Series RFC, Series 2007-HE1, Class A4, 0.29% (1 mo. USD LIBOR + 0.14%), due 12/25/36(b)	642,819
410,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 3.20% (3 mo. USD LIBOR + 2.95%), due 08/05/27(b) 144A	394,373
545,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.07%, due 09/20/23 144A	558,543
1,130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	1,162,761
250,000	Ballyrock CLO, Ltd., Series 2016-1A, Class ER, 7.23% (3 mo. USD LIBOR + 6.95%), due 10/15/28(b) 144A	230,333
500,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 1.77% (3 mo. USD LIBOR + 1.50%), due 01/20/28(b) 144A	492,710
250,000	Benefit Street Partners CLO IV, Ltd., Series 2014-IVA, Class CRR, 4.07% (3 mo. USD LIBOR + 3.80%), due 01/20/29(b) 144A	239,668
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class C, 3.33% (3 mo. USD LIBOR + 3.05%), due 10/15/30(b) 144A	229,053
700,000	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 1.36% (3 mo. USD LIBOR + 1.08%), due 07/15/31(b) 144A	688,018
650,000	BlueMountain CLO, Ltd., Series 2012-2A, Class AR2, 1.30% (3 mo. USD LIBOR + 1.05%), due 11/20/28(b) 144A	645,751
297,061	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 1.60% (3 mo. USD LIBOR + 1.33%), due 04/13/27(b) 144A	297,079
387,524	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	389,360

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 7.28% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	462,321
385,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	397,758
600,000	Canyon CLO, Ltd., Series 2020-1A, Class B, 3.15% (3 mo. USD LIBOR + 2.75%), due 07/15/28(b) 144A	602,345
650,519	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 1.33% (3 mo. USD LIBOR + 1.05%), due 05/15/31(b) 144A	639,262
600,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 6.27% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	542,887
200,000	CCG Receivables Trust, Series 2018-1, Class C, 3.42%, due 06/16/25 144A	203,047
330,000	Cent CLO 24, Ltd., Series 2015-24A, Class CR, 3.43% (3 mo. USD LIBOR + 3.15%), due 10/15/26(b) 144A	315,773
250,000	CIFC Funding CLO, Ltd., Series 2017-1A, Class D, 3.77% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	243,033
599,850	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	570,652
250,000	Cumberland Park CLO, Ltd., Series 2015-2A, Class ER, 5.92% (3 mo. USD LIBOR + 5.65%), due 07/20/28(b) 144A	227,161
190,664	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	192,989
400,000	Dryden 72 CLO, Ltd., Series 2019-72A, Class D, 3.98% (3 mo. USD LIBOR + 3.70%), due 05/15/32(b) 144A	397,364
449,251	Dryden CLO XXV Senior Loan Fund, Series 2012-25A, Class ARR, 1.18% (3 mo. USD LIBOR + 0.90%), due 10/15/27(b) 144A	446,798
650,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	671,094
564,198	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42 144A	544,094
600,000	FBR Securitization Trust, Series 2005-2, Class M4, 1.08% (1 mo. USD LIBOR + 0.93%), due 09/25/35(b)	469,895
1,215,024	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 0.60% (1 mo. USD LIBOR + 0.45%), due 11/25/36(b)	1,210,562
225,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, due 11/15/22 144A	227,806
260,000	Flatiron CLO, Ltd., Series 2017-1A, Class A, 1.53% (3 mo. USD LIBOR + 1.25%), due 05/15/30(b) 144A	258,242
250,000	Golub Capital Partners CLO, Ltd., Series 2020-49A, Class A1, 2.78% (3 mo. USD LIBOR + 2.50%), due 07/20/32(b) 144A	250,548
400,000	Golub Capital Partners CLO, Ltd., Series 2020-49A, Class B, 3.48% (3 mo. USD LIBOR + 3.20%), due 07/20/32(b) 144A	401,241
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 5.23% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	215,585
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class C, 4.22% (3 mo. USD LIBOR + 3.95%), due 04/17/30(b) 144A	243,784
700,000	Greywolf CLO V, Ltd., Series 2015-1A, Class A1R, 1.40% (3 mo. USD LIBOR + 1.16%), due 01/27/31(b) 144A	692,102
321,995	GSAA Home Equity Trust, Series 2007-7, Class A4, 0.69% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	310,641
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 8.47% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	231,074
499,932	Invitation Homes Trust, Series 2018-SFR1, Class E, 2.15% (1 mo. USD LIBOR + 2.00%), due 03/17/37(b) 144A	502,192

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
383,046	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 1.53% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	355,546
400,000	KKR CLO 14, Ltd., Series 14, Class BR, 2.08% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	394,669
950,000	LCM CLO XVIII, LP, Series 19A, Class AR, 1.52% (3 mo. USD LIBOR + 1.24%), due 07/15/27(b) 144A	947,972
250,000	LCM CLO XXII, Ltd., Series 22A, Class DR, 5.77% (3 mo. USD LIBOR + 5.50%), due 10/20/28(b) 144A	208,254
270,589	Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, due 01/25/59(c) 144A	277,987
650,000	Magnetite CLO XII, Ltd., Series 2015-12A, Class ER, 5.96% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	588,314
989,950	Magnolia Financial X DAC, Series 2020-1, 0.80%, due 08/13/24(d) (e)	960,265
207,016	MAPS, Ltd., Series 2018-1A, Class A, 4.21%, due 05/15/43 144A	192,566
211,550	MAPS, Ltd., Series 2018-1A, Class B, 5.19%, due 05/15/43 144A	136,889
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 3.57% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	246,490
1,102,940	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	1,165,266
290,000	Nassau CLO, Ltd., Series 2020-1A, Class D, 5.00% (3 mo. USD LIBOR + 4.77%), due 07/20/29(b) 144A	288,010
575,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	597,681
200,000	Navient Private Education Refi Student Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	207,210
1,150,000	Navient Private Education Refi Student Loan Trust, Series 2020-GA, Class B, 2.50%, due 09/16/69 144A	1,156,920
250,000	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.19% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	226,845
250,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 5.47% (3 mo. USD LIBOR + 5.20%), due 10/20/27(b) 144A	200,831
250,000	Oaktree CLO, Ltd., Series 2019-1A, Class D, 4.06% (3 mo. USD LIBOR + 3.80%), due 04/22/30(b) 144A	217,306
355,000	Ocean Trails CLO IX, Series 2020-9A, Class A1, 2.15% (3 mo. USD LIBOR + 1.87%), due 10/15/29(b) 144A	354,607
405,000	Ocean Trails CLO IX, Series 2020-9A, Class A2, 2.55% (3 mo. USD LIBOR + 2.27%), due 10/15/29(b) 144A	406,650
500,000	Ocean Trails CLO X, Series 2020-10A, Class D, 1.00% (3 mo. USD LIBOR + 4.70%), due 10/15/31(b) (f) 144A	503,119
575,000	Octagon Investment Partners 35 CLO, Ltd., Series 2018-1A, Class C, 2.87% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	513,944
250,000	OHA Loan Funding CLO, Ltd., Series 2015-1A, Class DR2, 4.28% (3 mo. USD LIBOR + 4.00%), due 11/15/32(b) 144A	249,389
280,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	286,607
250,000	Owl Rock CLO, Ltd., Series 2020-3A, Class A1L, 2.07% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	245,080
376,000	OZLM CLO XXII, Ltd., Series 2018-22A, Class C, 2.92% (3 mo. USD LIBOR + 2.65%), due 01/17/31(b) 144A	335,079

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 2.27% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	235,954
510,000	Parallel CLO, Ltd., Series 2020-1A, Class A1, 1.98% (3 mo. USD LIBOR + 1.83%), due 07/20/31(b) 144A	510,263
700,700	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	704,059
264,480	PRPM LLC, Series 2019-4A, Class A1, 3.35%, due 11/25/24(c) 144A	265,603
159,381	Recette CLO, Ltd., Series 2015-1A, Class AR, 1.19% (3 mo. USD LIBOR + 0.92%), due 10/20/27(b) 144A	158,728
1,840,000	Residential Asset Securities Trust, Series 2006-KS2, Class M3, 0.56% (1 mo. USD LIBOR + 0.41%), due 03/25/36(b)	1,712,407
500,000	Romark CLO III, Ltd., Series 2019-3A, Class A1, 1.65% (3 mo. USD LIBOR + 1.37%), due 07/15/32(b) 144A	492,109
182,023	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 3.56% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	152,119
209,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28% (28 day ARS), due 06/15/32(b)	207,663
91,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30% (28 day ARS), due 03/15/33(b)	90,470
360,000	Sound Point CLO XXIII, Series 2019-2A, Class A1, 1.68% (3 mo. USD LIBOR + 1.40%), due 04/15/32(b) 144A	358,602
250,000	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 1.23% (3 mo. USD LIBOR + 0.96%), due 04/16/31(b) 144A	246,716
250,000	Symphony CLO XIX, Ltd., Series 2018-19A, Class E, 5.47% (3 mo. USD LIBOR + 5.20%), due 04/16/31(b) 144A	217,464
500,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class DR, 3.27% (3 mo. USD LIBOR + 3.00%), due 10/13/29(b) 144A	467,185
318,876	Tralee CLO III, Ltd., Series 2014-3A, Class AR, 1.30% (3 mo. USD LIBOR + 1.03%), due 10/20/27(b) 144A	317,414
340,000	Venture CLO 31, Ltd., Series 2018-31A, Class A1, 1.30% (3 mo. USD LIBOR + 1.03%), due 04/20/31(b) 144A	331,383
159,729	VOLT LXXXIII LLC, Series 2019-NPL9, Class A1A, 3.33%, due 11/26/49(c) 144A	160,407
292,217	VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, 3.23%, due 01/25/50(c) 144A	293,285
500,000	Voya CLO, Ltd., Series 2015-2A, Class ER, 5.66% (3 mo. USD LIBOR + 5.40%), due 07/23/27(b) 144A	411,906
250,000	Voya CLO, Ltd., Series 2016-3A, Class A1R, 1.46% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	247,372
525,000	Webster Park CLO, Ltd., Series 2015-1A, Class CR, 3.17% (3 mo. USD LIBOR + 2.90%), due 07/20/30(b) 144A	496,943
600,000	Wellfleet CLO, Ltd., Series 2017-2A, Class C, 3.67% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	558,464
260,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	268,416
250,000	Whitebox CLO II, Ltd., Series 2020-2A, Class A1, 1.99% (3 mo. USD LIBOR + 1.75%), due 10/24/31(b) 144A	250,270
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 3.93% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	366,102

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
490,000	Zais CLO 16, Ltd., Series 2020-16A, Class D1, 5.77% (3 mo. USD LIBOR + 5.48%), due 10/20/31(b) 144A	462,755

		44,879,528

	Bank Loans — 11.9%
992,424	8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3.65% (1 mo. USD LIBOR + 3.50%), due 10/01/25(b)	987,462
2,173,074	Academy, Ltd., 2015 Term Loan B, 5.00% (1 mo. USD LIBOR + 4.00%), due 07/01/22(b)	2,130,699
533,250	ACProducts, Inc., 2020 Term Loan B, 7.50% (3 mo. USD LIBOR + 6.50%), due 08/18/25(b)	536,250
199,000	Acrisure, LLC, 2020 Term Loan B, 3.65% (1 mo. USD LIBOR + 3.50%), due 02/15/27(b)	192,746
117,453	Advanced Drainage Systems, Inc., Term Loan B, 2.44% (1 mo. USD LIBOR + 2.25%), due 07/31/26(b)	117,648
935,026	Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25% (1 mo. USD LIBOR + 3.25%), due 07/23/21(b)	920,855
1,494,881	Air Canada, 2019 Term Loan, 1.91% (1 mo. USD LIBOR + 1.75%), due 10/06/23(b)	1,431,971
995,000	Aldevron, LLC, 2019 Term Loan B, 5.25% (1 mo. USD LIBOR + 4.25%), due 10/12/26(b)	997,073
1,264,696	Allen Media, LLC, 2020 Term Loan B, 5.72% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	1,233,078
1,661,559	Allied Universal Holdco LLC, 2019 Term Loan B, 4.40% (1 mo. USD LIBOR + 4.25%), due 07/10/26(b)	1,646,632
392,929	Alterra Mountain Co., Term Loan B1, 2.90% (1 mo. USD LIBOR + 2.75%), due 07/31/24(b)	381,141
626,850	Alterra Mountain Co., 2020 Term Loan B, 5.50% (1 mo. USD LIBOR + 4.50%), due 08/01/26(b)	622,149
798,000	Amentum Government Services Holdings LLC, Term Loan B, 3.65% (1 mo. USD LIBOR + 3.50%), due 02/01/27(b)	791,017
194,750	American Axle & Manufacturing, Inc., Term Loan B, 3.00% (1 mo. USD LIBOR + 2.25%), due 04/06/24(b)	187,516
5,441	Amerilife Holdings, LLC, 2020 Delayed Draw Term Loan, 4.16% (1 mo. USD LIBOR + 4.00%), due 03/18/27(b)	5,386
79,573	Amerilife Holdings, LLC, 2020 Term Loan, 4.16% (1 mo. USD LIBOR + 4.00%), due 03/18/27(b)	78,778
1,682,288	APi Group DE, Inc., Term Loan B, 2.65% (1 mo. USD LIBOR + 2.50%), due 10/01/26(b)	1,650,745
504,824	AppLovin Corp., 2018 Term Loan B, 3.65% (1 mo. USD LIBOR + 3.50%), due 08/15/25(b)	498,988
348,250	AppLovin Corp., 2020 Incremental Term Loan B, 4.15% (1 mo. USD LIBOR + 4.00%), due 08/15/25(b)	344,332
558,600	Aristocrat Leisure, Ltd., 2020 Incremental Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/19/24(b)	558,862
1,530,000	Asplundh Tree Expert, LLC, Term Loan B, 2.65% (3 mo. USD LIBOR + 2.50%), due 09/07/27(b)	1,530,318
370,000	Asplundh Tree Expert, LLC, Term Loan B, TBD, due 09/07/27(g)	370,077
1,390,303	Asurion LLC, 2017 2nd Lien Term Loan, 6.65% (1 mo. USD LIBOR + 6.50%), due 08/04/25(b)	1,396,386

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
504,178		Asurion LLC, 2017 Term Loan B4, 3.15% (1 mo. USD LIBOR + 3.00%), due 08/04/22(b)	498,759
1,865,182		Asurion LLC, 2018 Term Loan B6, 3.15% (1 mo. USD LIBOR + 3.00%), due 11/03/23(b)	1,840,036
472,055		Asurion LLC, 2018 Term Loan B7, 3.15% (1 mo. USD LIBOR + 3.00%), due 11/03/24(b)	464,890
681,435		Athenahealth, Inc., 2019 Term Loan B, 4.75% (3 mo. USD LIBOR + 4.50%), due 02/11/26(b)	673,769
293,928		Bass Pro Group, LLC, Term Loan B, 5.75% (3 mo. USD LIBOR + 5.00%), due 09/25/24(b)	292,219
1,510,772		Bausch Health Companies, Inc., 2018 Term Loan B, 3.15% (1 mo. USD LIBOR + 3.00%), due 06/02/25(b)	1,483,704
310,000		Berry Global, Inc., Term Loan W, 2.16% (1 mo. USD LIBOR + 2.00%), due 10/01/22(b)	308,127
883,444		BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 2.15% (1 mo. USD LIBOR + 2.00%), due 02/03/24(b)	869,640
512,405		Boeing Co. (The), Term Loan, 1.50% (3 mo. USD LIBOR + 1.25%), due 02/07/22(b)	500,235
607,595		Boeing Co. (The), Term Loan, 1.50% (2 mo. USD LIBOR + 1.25%), due 02/07/22(b)	593,165
1,630,000		Boeing Co. (The), Term Loan, TBD, due 02/07/22(g)	1,591,288
537,822		Boyd Gaming Corp., Term Loan B3, 2.36% (1 Week USD LIBOR + 2.25%), due 09/15/23(b)	524,377
388,396		Boyd Gaming Corp., Term Loan B3, TBD, due 09/15/23(g)	378,686
205,275		BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 2.69% (1 mo. USD LIBOR + 2.50%), due 08/15/25(b)	203,992
752,543		Brookfield WEC Holdings, Inc., 2020 Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), due 08/01/25(b)	735,342
1,252,699		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 2.90% (1 mo. USD LIBOR + 2.75%), due 12/23/24(b)	1,177,363
620,000		Caesars Resort Collection, LLC, 2020 Term Loan B1, 4.65% (1 mo. USD LIBOR + 4.50%), due 07/21/25(b)	601,843
310,000		Caesars Resort Collection, LLC, 2020 Term Loan B1, 4.77% (3 mo. USD LIBOR + 4.50%), due 07/21/25(b)	300,921
693,000		Camelot U.S. Acquisition 1 Co., 2020 Incremental Term, TBD, due 10/30/26(g)	691,412
1,106,185		Camelot U.S. Acquisition 1 Co., Term Loan B, 3.15% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	1,091,436
2,992,500	EUR	Carnival Corp., EUR Term Loan B, 7.50% (1 mo. EURIBOR + 7.50%), due 06/30/25(b)	3,481,961
199,167		Castle US Holding Corp., USD Term Loan B, 3.97% (3 mo. USD LIBOR + 3.75%), due 01/29/27(b)	192,279
1,262		CEC Entertainment, Inc., 2019 Term Loan B, 9.50% (3 mo. USD LIBOR + 8.50%), due 08/30/26(b)	766
1,039,999		Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50% (3 mo. USD LIBOR + 2.50%), due 03/01/24(b)	1,021,068
28,429		Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50% (1 mo. USD LIBOR + 2.50%), due 03/01/24(b)	27,911
825,441		Charter Communications Operating, LLC, 2019 Term Loan B2, 1.90% (1 mo. USD LIBOR + 1.75%), due 02/01/27(b)	809,103
700,000		Chesapeake Energy Corp., 2019 Last Out Term Loan, 9.00% (1 mo. USD LIBOR + 8.00%), due 06/24/24(b)	500,500

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
229,410		Cinemark USA, Inc., 2018 Term Loan B, TBD, due 03/31/25(g)	204,892
1,406,461		Citadel Securities, LP, 2020 1st Lien Term Loan B, TBD, due 02/27/26(g)	1,403,831
445,500		Clarios Global, LP, USD Term Loan B, 3.65% (1 mo. USD LIBOR + 3.50%), due 04/30/26(b)	434,919
1,508,977		Clear Channel Outdoor Holdings, Inc., Term Loan B, 3.76% (3 mo. USD LIBOR + 3.50%), due 08/21/26(b)	1,380,714
1,749,198		CommScope, Inc., 2019 Term Loan B, 3.40% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	1,708,747
202,125		CoreCivic, Inc., 2019 Term Loan, 5.50% (1 mo. USD LIBOR + 4.50%), due 12/18/24(b)	199,346
847,383		Crown Finance US, Inc., 2018 USD Term Loan, 2.52% (6 mo. USD LIBOR + 2.25%), due 02/28/25(b)	577,432
1,738,919		CWGS Group, LLC, 2016 Term Loan, 3.50% (1 mo. USD LIBOR + 2.75%), due 11/08/23(b)	1,697,620
2,179,050		DCert Buyer, Inc., 2019 Term Loan B, 4.15% (1 mo. USD LIBOR + 4.00%), due 10/16/26(b)	2,155,625
520,000		Deerfield Dakota Holding, LLC, 2020 2nd Lien Term Loan, 9.00% (1 mo. USD LIBOR + 8.00%), due 04/07/28(b)	530,400
159,600		Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 04/09/27(b)	159,018
975,835		Dell International LLC, 2019 Term Loan B, 2.75% (1 mo. USD LIBOR + 2.00%), due 09/19/25(b)	972,880
3,200,000		Delta Air Lines, Inc., 2020 1st Lien Term, TBD, due 09/16/27(g)	3,231,501
788,025		Delta Air Lines, Inc., 2020 Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 04/29/23(b)	787,935
9,975		Delta Air Lines, Inc., 2020 Term Loan B, TBD, due 04/29/23(g)	9,974
474,708		Diamond Sports Group, LLC, Term Loan, 3.40% (1 mo. USD LIBOR + 3.25%), due 08/24/26(b)	370,272
1,037,400		Douglas Dynamics Holdings, Inc., 2020 Additional Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 06/08/26(b)	1,032,213
103,480		Dun & Bradstreet Corp. (The), Term Loan, 3.89% (1 mo. USD LIBOR + 3.75%), due 02/06/26(b)	102,652
820,351		Elanco Animal Health, Inc., Term Loan B, 1.91% (1 mo. USD LIBOR + 1.75%), due 08/01/27(b)	799,037
635,077		Endo Luxembourg Finance Co. I SARL, 2017 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.25%), due 04/29/24(b)	608,653
713,409		Equinox Holdings, Inc., 2017 1st Lien Term Loan, 4.00% (3 mo. USD LIBOR + 3.00%), due 03/08/24(b)	554,675
289,275		Equinox Holdings, Inc., 2020 Term Loan B2, 9.22% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	287,829
340,000		EyeCare Partners, LLC, 2020 2nd Lien Term Loan, 8.40% (1 mo. USD LIBOR + 8.25%), due 02/18/28(b)	303,450
354,973		EyeCare Partners, LLC, 2020 Term Loan, 3.90% (1 mo. USD LIBOR + 3.75%), due 02/18/27(b)	335,804
1,350,536		Focus Financial Partners, LLC, 2020 Term Loan, 2.15% (1 mo. USD LIBOR + 2.00%), due 07/03/24(b)	1,318,040
180,000	EUR	Froneri International, Ltd., 2020 EUR Term Loan, 2.63% (1 mo. EURIBOR + 2.63%), due 01/31/27(b)	205,668

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
1,300,740	Froneri International, Ltd., 2020 USD Term Loan, 2.40% (1 mo. USD LIBOR + 2.25%), due 01/31/27(b)	1,255,824
434,061	Gannett Holdings LLC, Fixed Term Loan, 11.50%, due 11/19/24	418,869
1,131,488	Garda World Security Corp., 2019 1st Lien Term Loan B, 4.90% (1 mo. USD LIBOR + 4.75%), due 10/30/26(b)	1,126,538
1,263,650	Genesee & Wyoming, Inc., Term Loan, 2.22% (3 mo. USD LIBOR + 2.00%), due 12/30/26(b)	1,245,563
131,347	GFL Environmental, Inc., 2018 USD Term Loan B, 4.00% (3 mo. USD LIBOR + 3.00%), due 05/30/25(b)	130,959
734,043	GFL Environmental, Inc., 2018 USD Term Loan B, 4.00% (1 mo. USD LIBOR + 3.00%), due 05/30/25(b)	731,874
690,000	Global Medical Response, Inc., 2020 Term Loan B, TBD, due 09/24/25(g)	675,912
276,086	Global Tel*Link Corp., 2018 1st Lien Term Loan, 4.40% (1 mo. USD LIBOR + 4.25%), due 11/29/25(b)	241,369
490,000	Global Tel*Link Corp., 2018 2nd Lien Term Loan, 8.40% (1 mo. USD LIBOR + 8.25%), due 11/29/26(b)	343,612
243,330	GlobalTranz Enterprises, Inc., 2019 Term Loan, 5.16% (1 mo. USD LIBOR + 5.00%), due 05/15/26(b)	208,047
1,930,000	Graham Packaging Co. Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), due 08/04/27(b)	1,923,214
1,092,596	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 2.10% (1 Week USD LIBOR + 2.00%), due 11/15/27(b)	1,072,450
516,100	HC Group Holdings II, Inc., Term Loan B, 4.65% (1 mo. USD LIBOR + 4.50%), due 08/06/26(b)	512,659
390,000	Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 1.90% (1 mo. USD LIBOR + 1.75%), due 06/22/26(b)	377,921
618,442	Hudson River Trading LLC, 2020 Term Loan B, 3.14% (1 mo. USD LIBOR + 3.00%), due 02/18/27(b)	606,073
213,499	IAA, Inc., Term Loan B, 2.44% (1 mo. USD LIBOR + 2.25%), due 06/28/26(b)	211,097
658,350	iHeartCommunications, Inc., 2020 Incremental Term Loan, TBD, due 05/01/26(g)	636,954
418,950	iHeartCommunications, Inc., 2020 Incremental Term Loan, 4.75% (1 mo. USD LIBOR + 4.00%), due 05/01/26(b)	405,334
727,125	iHeartCommunications, Inc., 2020 Term Loan, 3.15% (1 mo. USD LIBOR + 3.00%), due 05/01/26(b)	691,495
745,000	Illuminate Buyer, LLC, Term Loan, 4.15% (1 Week USD LIBOR + 4.00%), due 06/16/27(b)	740,654
2,094,107	IRB Holding Corp., 2020 Term Loan B, 3.75% (6 mo. USD LIBOR + 2.75%), due 02/05/25(b)	2,004,890
5,383	IRB Holding Corp., 2020 Term Loan B, 3.75% (3 mo. USD LIBOR + 2.75%), due 02/05/25(b)	5,154
1,193,454	Jaguar Holding Co. II, 2018 Term Loan, 3.50% (1 mo. USD LIBOR + 2.50%), due 08/18/22(b)	1,190,877
1,128,532	Jane Street Group, LLC, 2020 Term Loan, 3.15% (1 mo. USD LIBOR + 3.00%), due 01/31/25(b)	1,122,538
1,937,890	JetBlue Airways Corp., Term Loan, 6.25% (3 mo. USD LIBOR + 5.25%), due 06/17/24(b)	1,926,747
178,200	KAR Auction Services, Inc., 2019 Term Loan B6, 2.44% (1 mo. USD LIBOR + 2.25%), due 09/19/26(b)	172,631
648,333	Leslie’s Poolmart, Inc., 2016 Term Loan, TBD, due 08/16/23(g)	638,087

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
344,074		Level 3 Financing, Inc., 2019 Term Loan B, 1.90% (1 mo. USD LIBOR + 1.75%), due 03/01/27(b)	333,691
2,440,000		LogMeIn, Inc., Term Loan B, 4.91% (3 mo. USD LIBOR + 4.75%), due 08/31/27(b)	2,362,733
2,178,000	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 4.50% (3 mo. EURIBOR + 4.50%), due 06/05/25(b)	2,544,455
961,008		McAfee, LLC, 2018 USD Term Loan B, 3.90% (1 mo. USD LIBOR + 3.75%), due 09/30/24(b)	955,152
1,445,378		MH Sub I, LLC, 2020 Incremental Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 09/13/24(b)	1,434,537
1,403,425		Michaels Stores, Inc., 2018 Term Loan B, 3.50% (1 mo. USD LIBOR + 2.50%), due 01/30/23(b)	1,456,474
661,795		Michaels Stores, Inc., 2018 Term Loan B, TBD, due 01/30/23(g)	607,197
3,074,771		Michaels Stores, Inc., 2020 Term Loan B, TBD, due 09/17/27(g)	3,005,589
3,165,000		Milano Acquisition Corp., Term Loan, TBD, due 08/13/27(g)	3,139,284
950,000		Mileage Plus Holdings LLC, 2020 Term Loan B, 6.25% (3 mo. USD LIBOR + 5.25%), due 06/25/27(b)	967,293
653,949		Mohegan Tribal Gaming Authority, 2016 Term Loan B, 7.38% (3 mo. USD LIBOR + 6.38%), due 10/13/23(b)	594,499
1,833,322		MPH Acquisition Holdings LLC, 2016 Term Loan B, 3.75% (3 mo. USD LIBOR + 2.75%), due 06/07/23(b)	1,806,313
411,262		NASCAR Holdings, Inc., Term Loan B, 2.89% (1 mo. USD LIBOR + 2.75%), due 10/19/26(b)	403,654
1,220,706		Nexstar Broadcasting, Inc., 2019 Term Loan B4, 2.91% (1 mo. USD LIBOR + 2.75%), due 09/18/26(b)	1,197,818
1,443,436	EUR	Nielsen Finance LLC, 2020 EUR Term Loan B3, 3.75% (1 mo. EURIBOR + 3.75%), due 06/04/25(b)	1,691,235
109,725		Nielsen Finance LLC, 2020 USD Term Loan B5, 4.75% (1 mo. USD LIBOR + 3.75%), due 06/04/25(b)	109,725
967,575		Pacific Gas & Electric Co., 2020 Exit Term Loan B, 5.50% (3 mo. USD LIBOR + 4.50%), due 06/23/25(b)	952,255
660,000		Parexel International Corp., Term Loan B, 2.90% (1 mo. USD LIBOR + 2.75%), due 09/27/24(b)	634,260
224,424		Particle Investments SARL, Term Loan, 5.75% (1 Week USD LIBOR + 5.25%), due 05/14/27(b)	223,302
234,426		Particle Investments SARL, Term Loan, 5.75% (3 mo. USD LIBOR + 5.25%), due 05/14/27(b)	233,254
728,094		Petco Animal Supplies, Inc., 2017 Term Loan B, 4.25% (3 mo. USD LIBOR + 3.25%), due 01/26/23(b)	674,296
371,246		Phoenix Guarantor, Inc., 2020 Term Loan B, 3.40% (1 mo. USD LIBOR + 3.25%), due 03/05/26(b)	363,202
793,970		Pluto Acquisition I, Inc., Term Loan B, 5.15% (1 mo. USD LIBOR + 5.00%), due 06/22/26(b)	791,985
483,788		Presidio, Inc., 2020 Term Loan B, 3.77% (3 mo. USD LIBOR + 3.50%), due 01/22/27(b)	479,403
846,208		Prime Security Services Borrower, LLC, 2019 Term Loan B1, 4.25% (12 mo. USD LIBOR + 3.25%), due 09/23/26(b)	839,635
846,208		Prime Security Services Borrower, LLC, 2019 Term Loan B1, 4.25% (3 mo. USD LIBOR + 3.25%), due 09/23/26(b)	839,635

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
912,974	Prime Security Services Borrower, LLC, 2019 Term Loan B1, 4.25% (1 mo. USD LIBOR + 3.25%), due 09/23/26(b)	905,882
118,797	Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B, 4.52% (3 mo. USD LIBOR + 4.25%), due 04/26/24(b)	117,906
461,613	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 5.29% (12 mo. USD LIBOR + 4.25%), due 07/09/25(b)	444,418
538,387	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 5.99% (3 mo. USD LIBOR + 4.25%), due 07/09/25(b)	518,332
951,158	RadNet, Inc., Reprice Term Loan, 4.75% (6 mo. USD LIBOR + 3.75%), due 06/30/23(b)	940,458
398,974	Realogy Group LLC, 2018 Term Loan B, TBD, due 02/08/25(g)	383,639
1,260,000	Redstone Buyer LLC, Term Loan, 6.00% (3 mo. USD LIBOR + 5.00%), due 09/01/27(b)	1,256,062
1,556,907	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3.90% (1 mo. USD LIBOR + 3.75%), due 11/17/25(b)	1,515,714
1,219,138	Reynolds Consumer Products LLC, Term Loan, 1.90% (1 mo. USD LIBOR + 1.75%), due 02/04/27(b)	1,204,946
42,707	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 2.90% (1 mo. USD LIBOR + 2.75%), due 02/05/23(b)	42,360
51,239	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 2.90% (3 mo. USD LIBOR + 2.75%), due 02/05/23(b)	50,823
74,422	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 5.00% (PRIME + 1.75%), due 02/05/23(b)	73,817
700,000	Ryan Specialty Group, LLC, Term Loan, 4.00% (1 mo. USD LIBOR + 3.25%), due 09/01/27(b)	696,500
118,617	Science Applications International Corp., 2020 Incremental Term Loan B, 2.40% (1 mo. USD LIBOR + 2.25%), due 03/12/27(b)	117,307
80,376	Scientific Games International, Inc., 2018 Term Loan B5, 2.90% (1 mo. USD LIBOR + 2.75%), due 08/14/24(b)	76,026
328,555	Scientific Games International, Inc., 2018 Term Loan B5, 3.61% (6 mo. USD LIBOR + 2.75%), due 08/14/24(b)	310,772
445,466	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 3.40% (1 mo. USD LIBOR + 3.25%), due 12/31/25(b)	430,909
1,057,350	Sedgwick Claims Management Services, Inc., 2020 Term Loan B3, 5.25% (1 mo. USD LIBOR + 4.25%), due 09/03/26(b)	1,051,402
349,553	Sophia, LP, 2017 Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), due 09/30/22(b)	348,825
477,600	Sotera Health Holdings, LLC, 2019 Term Loan, 5.50% (3 mo. USD LIBOR + 4.50%), due 12/11/26(b)	476,406
189,716	Stars Group Holdings BV (The), 2018 USD Incremental Term Loan, 3.72% (3 mo. USD LIBOR + 3.50%), due 07/10/25(b)	189,992
794,782	Station Casinos LLC, 2020 Term Loan B, 2.40% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	761,501
249,375	Surf Holdings, LLC, USD Term Loan, 3.75% (3 mo. USD LIBOR + 3.50%), due 03/05/27(b)	244,298
658,303	Surgery Center Holdings, Inc., 2017 Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), due 09/03/24(b)	624,447
2,463,825	T-Mobile USA, Inc., 2020 Term Loan, 3.15% (1 mo. USD LIBOR + 3.00%), due 04/01/27(b)	2,464,924

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
980,000		Tech Data Corp., ABL FILO Term Loan, 5.64% (1 mo. USD LIBOR + 5.50%), due 06/30/25(b)	960,400
1,490,000		Tech Data Corp., ABL Term Loan, 3.64% (1 mo. USD LIBOR + 3.50%), due 06/30/25(b)	1,494,966
648,800		Telenet Financing USD LLC, 2020 USD Term Loan AR, 2.15% (1 mo. USD LIBOR + 2.00%), due 04/30/28(b)	627,443
506,125		Terrier Media Buyer, Inc., Term Loan B, 4.40% (1 mo. USD LIBOR + 4.25%), due 12/17/26(b)	494,864
418,420		TKC Holdings, Inc., 2017 1st Lien Term Loan, 4.75% (6 mo. USD LIBOR + 3.75%), due 02/01/23(b)	394,465
404,256		Trans Union, LLC, 2019 Term Loan B5, 1.90% (1 mo. USD LIBOR + 1.75%), due 11/16/26(b)	395,448
626,831		TransDigm, Inc., 2020 Term Loan E, 2.40% (1 mo. USD LIBOR + 2.25%), due 05/30/25(b)	594,097
636,195		TransDigm, Inc., 2020 Term Loan F, 2.40% (1 mo. USD LIBOR + 2.25%), due 12/09/25(b)	603,590
710,000		Tutor Perini Corp., Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 08/13/27(b)	702,900
454,153		U.S. Renal Care, Inc., 2019 Term Loan B, 5.15% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	443,367
1,784,079		Uber Technologies, 2018 Term Loan, TBD, due 04/04/25(g)	1,774,787
167,943		UFC Holdings, LLC, 2019 Term Loan, 4.25% (6 mo. USD LIBOR + 3.25%), due 04/29/26(b)	165,949
333,469		Ultimate Software Group, Inc. (The), 2020 Incremental Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 05/04/26(b)	332,974
415,800		Ultimate Software Group, Inc. (The), Term Loan B, 3.90% (1 mo. USD LIBOR + 3.75%), due 05/04/26(b)	413,104
523,715		Univision Communications Inc., 2020 Replacement Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 03/13/26(b)	510,753
980,000	EUR	UPC Broadband Holding B.V., 2020 EUR Term Loan, TBD, due 01/31/29(g)	1,137,226
992,228		US Foods, Inc., 2016 Term Loan B, 1.90% (1 mo. USD LIBOR + 1.75%), due 06/27/23(b)	957,935
1,496,222		US Foods, Inc., 2019 Term Loan B, 2.75% (1 mo. USD LIBOR + 2.00%), due 09/13/26(b)	1,437,541
873,792		Verscend Holding Corp., 2018 Term Loan B, 4.65% (1 mo. USD LIBOR + 4.50%), due 08/27/25(b)	869,059
992,386		Vertex Aerospace Services Corp., Term Loan B, 4.65% (1 mo. USD LIBOR + 4.50%), due 06/29/25(b)	979,981
1,680,000		Vertical US Newco, Inc., USD Term Loan B, TBD, due 07/30/27(g)	1,669,650
734,346		VFH Parent LLC, 2019 Term Loan B, 3.15% (1 mo. USD LIBOR + 3.00%), due 03/01/26(b)	730,216
1,350,000		VICI Properties 1 LLC, Replacement Term Loan B, 1.91% (1 mo. USD LIBOR + 1.75%), due 12/20/24(b)	1,308,150
840,000		Virgin Media Bristol LLC, 2020 USD Term Loan B, TBD, due 01/31/29(g)	827,700
1,140,000		Virgin Media Bristol LLC, USD Term Loan N, 2.65% (1 mo. USD LIBOR + 2.50%), due 01/31/28(b)	1,110,075
388,050		VS Buyer, LLC, Term Loan B, 3.40% (1 mo. USD LIBOR + 3.25%), due 02/28/27(b)	382,714
179,549		Whatabrands LLC, 2020 Term Loan B, 2.91% (1 mo. USD LIBOR + 2.75%), due 07/31/26(b)	175,883

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
793,648	William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 2.90% (1 mo. USD LIBOR + 2.75%), due 05/18/25(b)	687,829
2,573,550	Windstream Services, LLC, 2020 Exit Term Loan B, 7.25% (1 mo. USD LIBOR + 6.25%), due 09/21/27(b)	2,497,952
476,400	WP CityMD Bidco LLC, 2019 Term Loan B, 5.50% (6 mo. USD LIBOR + 4.50%), due 08/13/26(b)	474,784
476,400	WP CityMD Bidco LLC, 2019 Term Loan B, 5.50% (3 mo. USD LIBOR + 4.50%), due 08/13/26(b)	474,784
1,127,251	WP CPP Holdings, LLC, 2018 Term Loan, TBD, due 04/30/25(g)	994,799

		151,969,297

	Convertible Debt — 1.0%
230,000	Alteryx, Inc., 1.00%, due 08/01/26	230,655
1,360,000	Apollo Commercial Real Estate Finance, Inc. REIT, 4.75%, due 08/23/22	1,289,023
2,227,000	Blackstone Mortgage Trust, Inc. REIT, 4.38%, due 05/05/22	2,151,950
230,000	Blackstone Mortgage Trust, Inc. REIT, 4.75%, due 03/15/23	218,992
255,000	Chegg, Inc., 0.00%, due 09/01/26 144A	255,382
1,010,000	Cheniere Energy, Inc., 4.25%, due 03/15/45	732,516
2,500,000	DISH Network Corp., 3.38%, due 08/15/26	2,301,241
300,000	Etsy, Inc., 0.13%, due 09/01/27 144A	306,546
240,000	Euronet Worldwide, Inc., 0.75%, due 03/15/49	230,850
180,000	Live Nation Entertainment, Inc., 2.00%, due 02/15/25 144A	164,369
1,570,000	PDC Energy, Inc., 1.13%, due 09/15/21	1,504,604
565,000	Shopify, Inc., 0.13%, due 11/01/25	633,401
950,000	Teladoc Health, Inc., 1.25%, due 06/01/27 144A	1,192,772
1,630,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, due 02/01/26	1,598,181
290,000	Vishay Intertechnology, Inc., 2.25%, due 06/15/25	281,354

		13,091,836

	Corporate Debt — 37.9%
975,000	1011778 BC ULC/New Red Finance, Inc., 5.75%, due 04/15/25 144A	1,042,343
730,000	AbbVie, Inc., 4.05%, due 11/21/39 144A	841,735
490,000	ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	553,271
2,675,000	Acwa Power Management And Investments One, Ltd., 5.95%, due 12/15/39 144A	3,053,159
770,000	Adani Green Energy UP, Ltd./Prayatna Developers Pvt., Ltd./Parampujya Solar Energy, 6.25%, due 12/10/24 144A	827,885
430,000	AdaptHealth LLC, 6.13%, due 08/01/28 144A	446,211
1,005,000	Adient US LLC, 9.00%, due 04/15/25 144A	1,109,897
240,000	Advanced Micro Devices, Inc., 7.50%, due 08/15/22	267,300
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/23/23	150,585
1,680,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, due 05/26/22	1,697,134
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, due 02/01/22	151,937
2,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, due 09/15/23	2,470,486
1,115,000	AES Corp.(The), 5.50%, due 04/15/25	1,151,734
1,565,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	1,608,037
250,000	Air Canada, 7.75%, due 04/15/21 144A	251,094
1,525,000	Air Canada Pass Through Trust, 5.25%, due 10/01/30 144A	1,564,719
200,000	Air Methods Corp., 8.00%, due 05/15/25 144A	157,729
3,420,000	Akbank TAS, 6.80%, due 02/06/26 144A	3,321,381

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
3,415,000		Alaska Airlines Pass Through Trust, 8.00%, due 02/15/27 144A	3,556,640
150,000		Alcoa Nederland Holding BV, 6.13%, due 05/15/28 144A	158,344
200,000		Alcoa Nederland Holding BV, 6.75%, due 09/30/24 144A	206,625
250,000		Alcoa Nederland Holding BV, 7.00%, due 09/30/26 144A	262,344
450,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	435,305
350,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	373,188
2,800,000		Altice France Holding SA, 7.38%, due 05/01/26 144A	2,937,060
300,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	333,938
50,000		Altria Group, Inc., 4.40%, due 02/14/26	57,826
280,000		Altria Group, Inc., 4.80%, due 02/14/29	332,703
750,000		Altria Group, Inc., 5.95%, due 02/14/49	1,007,770
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	500,555
2,325,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	2,247,682
325,000		American Express Co., 4.05%, due 12/03/42	410,281
1,094,697		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	1,204,676
495,000		Anglo American Capital Plc, 3.95%, due 09/10/50(h) 144A	508,068
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27 144A	220,937
1,065,000		AngloGold Ashanti Holdings Plc, 3.75%, due 10/01/30(f)	1,094,726
440,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	593,429
50,000		Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 01/23/59	71,671
360,000		Apple, Inc., 1.65%, due 05/11/30	373,882
10,000		ArcelorMittal SA, 3.60%, due 07/16/24	10,485
150,000		ArcelorMittal SA, 6.13%, due 06/01/25	172,997
350,000		ArcelorMittal SA, 7.25%, due 10/15/39	442,750
1,700,000	EUR	ARD Finance SA, Reg S, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(i)	1,952,042
425,000	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27 144A	488,010
200,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	199,210
200,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.13%, due 08/15/26 144A	203,000
1,010,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	1,056,808
980,000		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	994,700
200,000		Ashtead Capital, Inc., 4.25%, due 11/01/29 144A	211,079
867,000		AT&T, Inc., 3.50%, due 09/15/53 144A	842,277
605,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	627,473
85,000		AutoNation, Inc., 4.75%, due 06/01/30	100,304
1,635,000	EUR	Avantor Funding, Inc., 3.88%, due 07/15/28 144A	1,969,194
410,000		Aviation Capital Group LLC, 2.88%, due 01/20/22 144A	406,971
500,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	516,341
260,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	259,728
200,000		Baidu, Inc., 3.43%, due 04/07/30(h)	220,802
850,000		Ball Corp., 2.88%, due 08/15/30	841,500
400,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Reg S, 5.88% (5 yr. EUR swap annual + 5.66%)(b) (i) (j)	463,207
400,000		Banco Bilbao Vizcaya Argentaria SA, 6.50% (5 yr. CMT + 5.19%)(b) (h) (j)	400,060
305,000		Banco Mercantil del Norte SA, 6.88% (5 yr. CMT + 5.04%)(b) (j) 144A	302,141
200,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b) (j) 144A	197,328

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
970,000		Banco Mercantil del Norte SA, 7.63% (10 yr. CMT + 5.35%)(b) (j) 144A	969,418
600,000		Banco Santander SA, 3.49%, due 05/28/30	655,861
200,000		Banco Santander SA, 4.38%, due 04/12/28	227,117
200,000		Banco Santander SA, Reg S, 7.50% (5 yr. USD ICE swap + 4.99%)(b) (i) (j)	211,830
700,000		Barclays Bank Plc, 7.63%, due 11/21/22	770,279
420,000		Barclays Plc, 3.56% (5 yr. CMT + 2.90%), due 09/23/35(b)	415,586
200,000		Barclays Plc, 5.09% (3 mo. USD LIBOR + 3.05%), due 06/20/30(b)	224,192
830,000	GBP	Barclays Plc, Reg S, 6.38% (5 yr. UK Government Bond + 6.02%)(b) (i) (j)	1,065,725
210,000	GBP	Barclays Plc, 7.13% (5 yr. UK Government Bond + 6.58%)(b) (j)	283,773
1,370,000		Barclays Plc, 8.00% (5 yr. CMT + 5.67%)(b) (j)	1,459,753
380,000	EUR	Barclays Plc, (MTN), Reg S, 2.00% (5 yr. EUR swap annual + 1.90%), due 02/07/28(b) (i)	442,916
660,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27 144A	726,109
140,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	154,182
50,000		Bausch Health Cos., Inc., 9.00%, due 12/15/25 144A	54,515
1,510,000		Belrose Funding Trust, 2.33%, due 08/15/30 144A	1,495,542
1,662,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,298,122
755,000		BGC Partners, Inc., 4.38%, due 12/15/25 144A	771,455
620,000		Black Knight InfoServ LLC, 3.63%, due 09/01/28 144A	627,750
2,025,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b) (j) 144A	1,942,734
760,000		BNP Paribas SA, 6.75% (5 yr. USD swap + 4.92%)(b) (j) 144A	783,986
80,000		Boeing Co. (The), 2.70%, due 02/01/27	78,135
190,000		Boeing Co. (The), 3.25%, due 02/01/35	178,795
800,000		Boeing Co. (The), 5.15%, due 05/01/30	901,575
1,120,000		Boeing Co. (The), 5.93%, due 05/01/60	1,393,359
665,000		Boxer Parent Co., Inc., 7.13%, due 10/02/25 144A	711,217
210,000		Boyd Gaming Corp., 8.63%, due 06/01/25 144A	230,481
450,000		Boyne USA, Inc., 7.25%, due 05/01/25 144A	474,140
690,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	665,850
345,000		BRF SA, 4.88%, due 01/24/30(h) 144A	354,484
1,150,000		BRF SA, 5.75%, due 09/21/50 144A	1,147,297
2,730,000		Brighthouse Financial, Inc., 4.70%, due 06/22/47	2,633,223
510,000		Broadcom, Inc., 4.15%, due 11/15/30	574,081
2,265,000		Brookfield Finance, Inc., 3.50%, due 03/30/51(h)	2,248,420
310,000		Brown University, 2.92%, due 09/01/50	338,757
140,000		Builders FirstSource, Inc., 6.75%, due 06/01/27 144A	150,150
590,000		Caesars Entertainment, Inc., 6.25%, due 07/01/25 144A	617,435
2,200,000	EUR	CaixaBank SA, Reg S, 5.25% (5 yr. EUR swap annual + 4.50%)(b) (i) (j)	2,402,499
1,110,000		Canadian Natural Resources, Ltd., 2.95%, due 07/15/30	1,120,081
130,000		Carriage Services, Inc., 6.63%, due 06/01/26 144A	136,313
200,000		Cascades Inc/Cascades USA, Inc., 5.38%, due 01/15/28 144A	210,625
1,190,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	1,345,741
545,000		Caterpillar, Inc., 3.25%, due 04/09/50	620,614
1,215,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 08/15/30 144A	1,277,329
3,460,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32 144A	3,615,700
375,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	397,500
220,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	231,220
1,550,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, due 05/01/26 144A	1,612,240
170,000		CD&R Smokey Buyer, Inc., 6.75%, due 07/15/25 144A	179,563

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
230,000		CDK Global, Inc., 5.25%, due 05/15/29 144A	245,166
570,000		CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	568,931
560,000		CDW LLC/CDW Finance Corp., 4.13%, due 05/01/25	579,250
900,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	954,504
1,970,000		Cemex SAB de CV, 5.20%, due 09/17/30 144A	1,982,115
3,080,000		Cemex SAB de CV, 7.38%, due 06/05/27 144A	3,332,237
570,000		Cenovus Energy, Inc., 5.38%, due 07/15/25	549,385
80,000		Centene Corp., 3.38%, due 02/15/30	83,125
80,000		Centene Corp., 4.25%, due 12/15/27	83,900
1,000,000		Centene Corp., 4.75%, due 05/15/22	1,013,000
230,000		Centene Corp., 5.38%, due 06/01/26 144A	242,650
190,000		Centene Corp., 5.38%, due 08/15/26 144A	201,837
180,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	204,543
550,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	639,723
450,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	551,454
570,000		Cheniere Energy Partners, LP, 4.50%, due 10/01/29	585,538
280,000		Chevron Corp., 3.08%, due 05/11/50	300,791
890,000		China Evergrande Group, Reg S, 8.75%, due 06/28/25(i)	696,391
1,000,000		Cigna Corp., 0.90% (3 mo. USD LIBOR + 0.65%), due 09/17/21(b)	1,000,204
450,000		Cigna Corp., 4.80%, due 08/15/38	560,352
170,000		Citigroup, Inc., 4.65%, due 07/30/45	222,977
39,000		Citigroup, Inc., 4.75%, due 05/18/46	49,023
137,000		Citigroup, Inc., 5.30%, due 05/06/44	182,957
400,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR + 3.42%)(b) (j)	419,278
1,000,000		Clarios Global, LP/Clarios US Finance Co., 6.25%, due 05/15/26 144A	1,050,425
2,115,000		Clear Channel Worldwide Holdings, Inc., 5.13%, due 08/15/27 144A	2,033,572
640,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	661,402
510,000		CNX Midstream Partners, LP/CNX Midstream Finance Corp., 6.50%, due 03/15/26 144A	518,191
1,170,000		Cogent Communications Group, Inc., 5.38%, due 03/01/22 144A	1,197,513
985,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30(h) 144A	1,025,631
580,000		Comcast Corp., 4.25%, due 10/15/30	712,849
240,000		Comcast Corp., 4.70%, due 10/15/48	321,162
1,000,000	EUR	Commerzbank AG, Reg S, 6.13% (5 yr. EUR swap annual + 6.36%)(b) (i) (j)	1,147,614
80,000		CommScope Technologies LLC, 5.00%, due 03/15/27 144A	76,950
373,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	378,558
1,220,000		CommScope, Inc., 8.25%, due 03/01/27(h) 144A	1,270,331
1,650,000		Comstock Resources, Inc., 9.75%, due 08/15/26	1,695,334
600,000	EUR	Cooperatieve Rabobank UA, Reg S, 4.63% (5 yr. EUR swap annual + 4.10%)(b) (i) (j)	725,141
440,000		CoreCivic, Inc. REIT, 4.63%, due 05/01/23(h)	419,375
350,000		Cornerstone Building Brands, Inc., 6.13%, due 01/15/29 144A	355,605
80,000		Costco Wholesale Corp., 1.75%, due 04/20/32	82,330
1,000,000		Cott Holdings, Inc., 5.50%, due 04/01/25 144A	1,026,250
705,000		Credit Agricole SA, 3.25%, due 01/14/30 144A	758,149
300,000	EUR	Credit Agricole SA, Reg S, 6.50% (5 yr. EUR swap annual + 5.12%)(b) (i) (j)	360,545
575,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (j) 144A	637,174

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
600,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b) (j) 144A	707,275
650,000		Credit Suisse Group AG, 2.59% (SOFR + 1.56%), due 09/11/25(b) 144A	679,142
630,000		Credit Suisse Group AG, 5.10% (5 yr. CMT + 3.29%)(b) (j) 144A	608,738
3,215,000		Credit Suisse Group AG, 5.25% (5 yr. CMT + 4.89%)(b) (j) 144A	3,229,467
465,000		Credit Suisse Group AG, 7.25% (5 yr. CMT + 4.33%)(b) (j) 144A	504,267
1,915,000		Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (j) 144A	2,025,706
365,000		Crown Castle International Corp. REIT, 3.30%, due 07/01/30	399,810
1,760,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	1,954,700
270,000		CVS Health Corp., 4.78%, due 03/25/38	329,767
150,000		CVS Health Corp., 5.05%, due 03/25/48	192,081
200,000	EUR	CyrusOne, LP/CyrusOne Finance Corp. REIT, 1.45%, due 01/22/27	233,298
1,150,000		DAE Funding LLC, 5.75%, due 11/15/23 144A	1,162,937
200,000		Danske Bank AS, 5.00%, due 01/12/22 144A	210,188
265,000		Dar Al-Arkan Sukuk Co., Ltd., Reg S, 6.88%, due 03/21/23(i)	261,025
50,000		DCP Midstream Operating, LP, 5.63%, due 07/15/27	51,200
200,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	192,859
675,000		Dell International LLC/EMC Corp., 6.20%, due 07/15/30 144A	809,888
2,110,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	2,794,590
1,748,000		Delta Air Lines, Inc., 2.60%, due 12/04/20	1,750,341
70,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	62,504
510,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	560,765
5,065,000		Delta Air Lines, Inc., 7.38%, due 01/15/26	5,317,867
1,870,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	1,944,357
980,000		Deutsche Bank AG, 3.55% (SOFR + 3.04%), due 09/18/31(b)	992,298
400,000		Deutsche Bank AG, Reg S, 4.79% (5 yr. USD swap + 4.36%)(b) (i) (j)	326,500
1,260,000		Deutsche Bank AG, 5.88% (SOFR + 5.44%), due 07/08/31(b)	1,302,314
3,000,000		Deutsche Bank AG, 6.00% (5 yr. CMT + 4.52%)(b) (j)	2,595,000
600,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b) (h) (j)	566,583
256,750,000	KZT	Development Bank of Kazakhstan JSC, Reg S, 9.50%, due 12/14/20(i)	597,361
200,000		Diamondback Energy, Inc., 3.50%, due 12/01/29	194,411
1,500,000		DISH DBS Corp., 5.88%, due 11/15/24	1,540,447
980,000		DISH DBS Corp., 7.75%, due 07/01/26	1,078,612
560,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	623,638
850,000		DP World Plc, 5.63%, due 09/25/48 144A	973,250
450,000		eBay, Inc., 4.00%, due 07/15/42	503,662
755,000		Empower Finance 2020, LP, 3.08%, due 09/17/51 144A	786,358
1,955,000		Empresas Publicas de Medellin ESP, 4.38%, due 02/15/31 144A	1,969,682
1,290,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	1,298,869
1,250,000		Endeavor Energy Resources, LP/EER Finance, Inc., 6.63%, due 07/15/25 144A	1,286,325
685,000		Enel Finance International NV, 3.50%, due 04/06/28 144A	764,836
80,000		Energy Transfer Operating, LP, 6.25%, due 04/15/49	82,903
305,000		Enstar Group, Ltd., 4.95%, due 06/01/29	342,962
520,000		Entegris, Inc., 4.38%, due 04/15/28 144A	535,925
375,000		Enterprise Products Operating LLC, 3.20%, due 02/15/52	348,871
700,000		Enterprise Products Operating LLC, 3.70%, due 01/31/51	694,038
250,000		Enterprise Products Operating LLC, 3.95%, due 01/31/60	248,410
225,000		EOG Resources, Inc., 4.38%, due 04/15/30	265,734
35,000		EOG Resources, Inc., 4.95%, due 04/15/50	43,222
815,000		EPR Properties REIT, 3.75%, due 08/15/29	711,158

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
240,000		EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	247,800
220,000		EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	233,516
380,000		EQT Corp., 7.88%, due 02/01/25(h)	421,741
1,035,000		EQT Corp., 8.75%, due 02/01/30	1,222,594
1,065,000		Expedia Group, Inc., 7.00%, due 05/01/25 144A	1,152,906
240,000		Exxon Mobil Corp., 4.33%, due 03/19/50	302,038
830,000		FedEx Corp., 4.05%, due 02/15/48	960,366
780,000		FedEx Corp., 5.25%, due 05/15/50	1,059,186
500,000	GBP	Fidelity National Information Services, Inc., 2.25%, due 12/03/29	685,566
880,000		First Quantum Minerals, Ltd., 6.88%, due 10/15/27(f) 144A	849,200
2,910,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	2,910,800
200,000		FirstEnergy Corp., 7.38%, due 11/15/31	280,759
1,710,000		Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	1,713,420
1,120,000		Fomento Economico Mexicano SAB de CV, 3.50%, due 01/16/50	1,193,089
700,000		Ford Motor Co., 8.50%, due 04/21/23	764,116
2,860,000		Ford Motor Co., 9.00%, due 04/22/25	3,282,694
500,000		Ford Motor Credit Co. LLC, 3.09%, due 01/09/23	490,990
470,000		Ford Motor Credit Co. LLC, 5.13%, due 06/16/25	485,275
130,000		Fox Corp., 4.71%, due 01/25/29	156,098
510,000		Fox Corp., 5.48%, due 01/25/39	683,895
705,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	742,524
510,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	566,426
2,670,000		Fresnillo Plc, 4.25%, due 10/02/50(f) 144A	2,649,197
910,000		Gartner, Inc., 3.75%, due 10/01/30 144A	922,217
940,000		Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27 144A	1,047,841
1,880,000		GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	1,865,900
235,000		General Electric Co., 3.63%, due 05/01/30	244,043
1,420,000		General Electric Co., (MTN), 6.88%, due 01/10/39	1,828,270
225,000		General Motors Co., 5.20%, due 04/01/45	243,051
430,000		General Motors Co., 6.13%, due 10/01/25	500,268
665,000		General Motors Co., 6.80%, due 10/01/27	811,527
210,000		GEO Group, Inc. (The) REIT, 5.88%, due 01/15/22	204,056
320,000		GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26	229,810
1,110,000		GFL Environmental, Inc., 3.75%, due 08/01/25 144A	1,118,214
560,000		GFL Environmental, Inc., 4.25%, due 06/01/25 144A	566,650
320,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	330,864
294,000		GFL Environmental, Inc., 8.50%, due 05/01/27 144A	319,541
2,275,000		Gilead Sciences, Inc., 2.80%, due 10/01/50	2,255,057
1,140,000		Glencore Funding LLC, 2.50%, due 09/01/30 144A	1,111,286
740,000		Glencore Funding LLC, 4.00%, due 03/27/27 144A	809,191
410,000		Glencore Funding LLC, 4.88%, due 03/12/29 144A	480,244
1,533,650		Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	860,761
235,000		Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	245,194
1,010,000		Global Medical Response, Inc., 6.50%, due 10/01/25(f) 144A	1,003,788
5,950,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	6,946,624
610,000		Golden Nugget, Inc., 6.75%, due 10/15/24 144A	510,113
300,000		Goldman Sachs Group, Inc. (The), 5.15%, due 05/22/45	397,207

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
600,000		GTP Acquisition Partners I LLC, 3.48%, due 06/15/50 144A	649,431
410,000		Harley-Davidson Financial Services, Inc., 3.55%, due 05/21/21 144A	416,142
1,230,000		HCA, Inc., 3.50%, due 09/01/30	1,255,727
600,000		HCA, Inc., 5.50%, due 06/15/47	745,589
760,000		HCA, Inc., 5.63%, due 09/01/28	870,751
115,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	128,367
190,000		Hess Midstream Operations, LP, 5.13%, due 06/15/28 144A	189,821
2,100,000		Hess Midstream Operations, LP, 5.63%, due 02/15/26 144A	2,143,270
65,000		Hill-Rom Holdings, Inc., 4.38%, due 09/15/27 144A	67,463
1,490,000		Hilton Domestic Operating Co., Inc., 5.38%, due 05/01/25 144A	1,557,497
250,000		Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	263,906
480,000		HollyFrontier Corp., 4.50%, due 10/01/30	466,593
900,000		Howard Hughes Corp. (The), 5.38%, due 08/01/28 144A	901,791
200,000		HSBC Holdings Plc, 4.95%, due 03/31/30	241,417
250,000	EUR	HSBC Holdings Plc, Reg S, 5.25% (5 yr. EUR swap annual + 4.38%)(b) (i) (j)	297,626
400,000		HSBC Holdings Plc, 6.50% (5 yr. USD ICE swap + 3.61%)(b) (j)	425,074
6,520,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	6,854,150
500,000		Hudbay Minerals, Inc., 7.25%, due 01/15/23 144A	509,650
50,000		Hudbay Minerals, Inc., 7.63%, due 01/15/25 144A	50,972
960,000		ICICI Bank, Ltd., Reg S, 5.75%, due 11/16/20(i)	964,128
440,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	415,421
765,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	747,168
215,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	224,385
915,000		iHeartCommunications, Inc., 8.38%, due 05/01/27	902,936
980,000		IHS Netherlands Holdco BV, 7.13%, due 03/18/25 144A	1,004,500
2,055,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	2,116,650
630,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	678,037
440,000		International Game Technology Plc, 5.25%, due 01/15/29 144A	445,656
615,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	667,608
900,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	946,644
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	382,032
915,000		Intesa Sanpaolo SpA, 7.70% (5 yr. USD swap + 5.46%)(b) (j) 144A	961,144
640,000	EUR	IQVIA, Inc., Reg S, 2.25%, due 01/15/28(i)	736,256
205,000		IQVIA, Inc., 5.00%, due 10/15/26 144A	214,609
1,439,000		Itau Unibanco Holding SA/Cayman Island, 4.63% (5 yr. CMT + 3.22%)(b) (j) 144A	1,260,564
260,000		j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	270,738
465,000		Jabil, Inc., 3.00%, due 01/15/31	475,980
603,909		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22(e)	6,039
176,269		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22(e)	6,610
915,000		Kaisa Group Holdings, Ltd., Reg S, 9.38%, due 06/30/24(i)	864,675
1,050,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	1,172,220
940,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	1,016,037
340,000		Kimberly-Clark de Mexico SAB de CV, 2.43%, due 07/01/31 144A	346,679
1,595,000		KKR Group Finance Co. VIII LLC, 3.50%, due 08/25/50 144A	1,632,859
340,000		KOC Holding AS, 6.50%, due 03/11/25 144A	346,198
855,000		Kohl’s Corp., 9.50%, due 05/15/25	1,012,345
1,580,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26(h) 144A	1,394,097
1,305,000	EUR	Kraft Heinz Foods Co., Reg S, 2.25%, due 05/25/28(i)	1,557,568
30,000		Kraft Heinz Foods Co., 3.88%, due 05/15/27 144A	31,839

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
314,000		Kraft Heinz Foods Co., 3.95%, due 07/15/25	341,061
100,000		Kraft Heinz Foods Co., 4.25%, due 03/01/31 144A	109,990
105,000		Kraft Heinz Foods Co., 4.38%, due 06/01/46	108,211
520,000		Kraft Heinz Foods Co., 4.88%, due 10/01/49 144A	550,490
660,000		Kraft Heinz Foods Co., 5.20%, due 07/15/45	723,587
280,000		Kraft Heinz Foods Co., 5.50%, due 06/01/50 144A	322,136
945,000		Kuwait Projects Co. SPC, Ltd. (MTN), Reg S, 4.50%, due 02/23/27(h) (i)	929,264
950,000		L Brands, Inc., 5.25%, due 02/01/28	920,906
820,000		L Brands, Inc., 6.63%, due 10/01/30 144A	836,400
80,000		L Brands, Inc., 6.69%, due 01/15/27	80,285
755,000		L Brands, Inc., 6.88%, due 07/01/25 144A	816,540
1,080,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.88%, due 08/01/21 144A	1,082,565
455,000		Lamar Media Corp., 3.75%, due 02/15/28 144A	453,578
170,000		Lamar Media Corp., 4.00%, due 02/15/30 144A	170,319
985,000		Lamar Media Corp., 4.88%, due 01/15/29(h) 144A	1,026,862
1,000,000		Lamb Weston Holdings, Inc., 4.63%, due 11/01/24 144A	1,045,000
40,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	40,470
655,000		Lazard Group LLC, 4.38%, due 03/11/29	752,403
45,000		Lennar Corp., 4.50%, due 04/30/24	48,234
175,000		Lennar Corp., 4.75%, due 11/15/22	182,389
870,000		Lennar Corp., 4.88%, due 12/15/23	937,969
500,000		Levi Strauss & Co., 5.00%, due 05/01/25	512,500
1,385,000		Leviathan Bond, Ltd., Reg S, 6.13%, due 06/30/25(i) 144A	1,433,475
2,300,000		Leviathan Bond, Ltd., Reg S, 6.50%, due 06/30/27(i) 144A	2,392,000
260,000		LifePoint Health, Inc., 4.38%, due 02/15/27 144A	260,975
1,610,000		Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22(i)	1,636,018
500,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	557,108
450,000	EUR	Lloyds Banking Group Plc, Reg S, 4.95% (5 yr. EURIBOR + 5.29%)(b) (i) (j)	523,603
1,350,000		Logan Merger Sub, Inc., 5.50%, due 09/01/27 144A	1,368,124
640,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	713,428
1,930,000		Lukoil Securities BV, 3.88%, due 05/06/30 144A	2,043,484
1,095,000		Macy’s, Inc., 8.38%, due 06/15/25 144A	1,133,730
800,000		MAF Global Securities, Ltd., Reg S, 5.50% (5 yr. USD swap + 3.48%)(b) (i) (j)	792,200
935,000		MAF Sukuk, Ltd., Reg S, 4.64%, due 05/14/29(i)	1,018,407
100,000		Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	102,377
140,000		Mastercard, Inc., 3.85%, due 03/26/50	179,756
480,000		Match Group Holdings II LLC, 4.63%, due 06/01/28 144A	495,300
180,000		Match Group Holdings II LLC, 5.00%, due 12/15/27 144A	190,541
550,000		MDC Holdings, Inc., 6.00%, due 01/15/43	666,531
680,000		MEG Energy Corp., 6.50%, due 01/15/25 144A	667,556
354,000		MEG Energy Corp., 7.00%, due 03/31/24 144A	330,105
340,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	305,772
1,030,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,206,392
520,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	518,172
1,895,000		Meredith Corp., 6.88%, due 02/01/26(h)	1,585,878
680,000		MGIC Investment Corp., 5.25%, due 08/15/28	702,644
170,000		Michaels Stores, Inc., 4.75%, due 10/01/27(f) 144A	168,831
360,000		Michaels Stores, Inc., 8.00%, due 07/15/27(h) 144A	376,808

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,400,000		Micron Technology, Inc., 2.50%, due 04/24/23	1,455,061
455,000		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, due 06/20/27 144A	474,906
1,230,000		Millicom International Cellular SA, 6.00%, due 03/15/25 144A	1,266,771
4,225,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	4,519,968
675,000		Millicom International Cellular SA, 6.63%, due 10/15/26 144A	725,514
610,000		Mohegan Gaming & Entertainment, 7.88%, due 10/15/24 144A	569,206
1,175,000		Mondelez International, 1.88%, due 10/15/32(f)	1,172,239
840,000		Montage Resources Corp., 8.88%, due 07/15/23	855,750
1,000,000		Morgan Stanley, (MTN), 2.50%, due 04/21/21	1,012,225
218,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	224,235
260,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	339,498
800,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	835,580
175,000		MSCI, Inc., 4.00%, due 11/15/29 144A	184,046
440,000		Mylan NV, 5.25%, due 06/15/46	546,913
445,000		Mylan, Inc., 5.40%, due 11/29/43	560,748
620,000		Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	620,388
2,280,000		Natwest Group Plc, 3.03% (5 yr. CMT + 2.35%), due 11/28/35(b)	2,192,972
445,000		Natwest Group Plc, 4.27% (3 mo. USD LIBOR + 1.76%), due 03/22/25(b)	483,623
300,000		Natwest Group Plc, 4.89% (3 mo. USD LIBOR + 1.75%), due 05/18/29(b)	349,401
160,000		Navistar International Corp., 9.50%, due 05/01/25 144A	180,583
435,000		NBM US Holdings, Inc., 7.00%, due 05/14/26(h) 144A	461,096
350,000		NCL Corp., Ltd., 3.63%, due 12/15/24 144A	245,656
750,000		NCL Corp., Ltd., 10.25%, due 02/01/26 144A	783,750
640,000		NCL Corp., Ltd., 12.25%, due 05/15/24(h) 144A	717,600
640,000		NCR Corp., 8.13%, due 04/15/25 144A	708,560
1,035,000	EUR	Netflix, Inc., Reg S, 3.63%, due 06/15/30(i)	1,319,236
485,000	EUR	Netflix, Inc., 3.88%, due 11/15/29(i)	629,163
300,000		Netflix, Inc., 5.88%, due 11/15/28	358,497
1,070,000		Netflix, Inc., 6.38%, due 05/15/29	1,317,437
200,000		New York Life Insurance Co., 3.75%, due 05/15/50 144A	226,523
1,594,000		Newell Brands, Inc., 4.70%, due 04/01/26	1,699,889
340,000		Newell Brands, Inc., 4.88%, due 06/01/25	367,200
2,570,000		Nexstar Broadcasting, Inc., 5.63%, due 07/15/27 144A	2,703,499
620,000		NGPL PipeCo LLC, Senior Note, 7.77%, due 12/15/37 144A	792,070
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., 5.88%, due 10/01/30 144A	2,203,359
660,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	706,329
640,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(e) (k)	11,040
370,000		NVIDIA Corp., 3.50%, due 04/01/50	435,905
610,000		Oasis Petroleum, Inc., 6.88%, due 03/15/22(k)	146,400
780,000		Oasis Petroleum, Inc., 6.88%, due 01/15/23(k)	183,300
20,000		Occidental Petroleum Corp., 2.70%, due 08/15/22	18,724
300,000		Occidental Petroleum Corp., 4.20%, due 03/15/48	206,625
1,240,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	1,134,600
1,980,000		Occidental Petroleum Corp., 7.54%, due 10/10/36(d)	878,625
510,000		Occidental Petroleum Corp., 8.88%, due 07/15/30	526,256
3,060,000		OCP SA, 6.88%, due 04/25/44 144A	3,893,027
2,000,000		OI European Group BV, 4.00%, due 03/15/23 144A	2,037,290
1,535,000		Oleoducto Central SA, 4.00%, due 07/14/27 144A	1,594,788

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
560,000		ON Semiconductor Corp., 3.88%, due 09/01/28 144A	568,932
370,000		OneMain Finance Corp., 5.38%, due 11/15/29	385,725
955,000		ONEOK, Inc., 4.50%, due 03/15/50	850,786
615,000		ONEOK, Inc., 7.15%, due 01/15/51	732,771
975,000		Open Text Corp., 3.88%, due 02/15/28 144A	987,948
1,985,000		Open Text Holdings, Inc., 4.13%, due 02/15/30 144A	2,045,106
1,025,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	985,281
1,250,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24(i)	1,369,204
430,000		Owl Rock Capital Corp., 4.00%, due 03/30/25	434,326
2,270,000		Owl Rock Capital Corp., 4.25%, due 01/15/26	2,303,312
2,205,000		Oztel Holdings SPC, Ltd., 5.63%, due 10/24/23 144A	2,212,817
140,000		Park Aerospace Holdings, Ltd., 4.50%, due 03/15/23 144A	138,812
470,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27	433,575
295,000		Parsley Energy LLC/Parsley Finance Corp., 5.25%, due 08/15/25 144A	292,788
860,000		Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	857,312
400,000		Pattern Energy Operations, LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	415,750
2,400,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	2,623,800
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(l)	767,743
1,290,000		Petroleos Mexicanos, 6.84%, due 01/23/30 144A	1,152,937
11,184,300	MXN	Petroleos Mexicanos, (GDN), Reg S, 7.19%, due 09/12/24(i)	440,249
1,730,000		PetSmart, Inc., 7.13%, due 03/15/23 144A	1,747,300
560,000		PetSmart, Inc., 8.88%, due 06/01/25 144A	581,672
155,000		PG&E Corp., 5.25%, due 07/01/30	150,156
200,000		Plains All American Pipeline, LP, 6.13% (3 mo. USD LIBOR + 4.11%)(b) (j)	127,130
205,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	245,127
620,000		PM General Purchaser LLC, 9.50%, due 10/01/28(f) 144A	644,227
1,380,000	EUR	PPF Telecom Group BV, (MTN), Reg S, 3.13%, due 03/27/26(i)	1,634,809
1,000,000		Prestige Brands, Inc., 6.38%, due 03/01/24 144A	1,026,875
910,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	874,619
160,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, due 04/15/26 144A	171,455
180,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	182,504
280,000		Prosperous Ray, Ltd., Reg S, 4.63%, due 11/12/23(i)	304,758
1,230,000	EUR	Prosus NV, 1.54%, due 08/03/28 144A	1,453,791
685,000	EUR	Prosus NV, 2.03%, due 08/03/32 144A	809,629
1,590,000		Prosus NV, 4.03%, due 08/03/50 144A	1,630,565
1,080,000		Prosus NV, 4.85%, due 07/06/27 144A	1,234,051
225,000		PTC, Inc., 3.63%, due 02/15/25 144A	228,797
260,000		PTC, Inc., 4.00%, due 02/15/28 144A	267,722
895,000		Radian Group, Inc., 6.63%, due 03/15/25	945,903
360,000		Radiology Partners, Inc., 9.25%, due 02/01/28(h) 144A	375,300
995,000		Range Resources Corp., 4.88%, due 05/15/25	900,574
550,000		Range Resources Corp., 5.00%, due 08/15/22(h)	532,304
290,000		Range Resources Corp., 5.75%, due 06/01/21	286,701
807,000		Range Resources Corp., 5.88%, due 07/01/22	785,627

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,520,000		Range Resources Corp., 9.25%, due 02/01/26 144A	1,564,414
640,000		Raytheon Technologies Corp., 3.13%, due 07/01/50	686,611
350,000		Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 06/15/25 144A	367,155
1,135,000		Royal Caribbean Cruises, Ltd., 10.88%, due 06/01/23 144A	1,270,715
326,000		RR Donnelley & Sons Co., 8.25%, due 07/01/27	330,075
1,985,000		Rumo Luxembourg SARL, 5.25%, due 01/10/28 144A	2,067,784
200,000		Sands China, Ltd., 3.80%, due 01/08/26 144A	209,798
400,000		Sands China, Ltd., 5.13%, due 08/08/25	437,638
590,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	646,043
5,035,000		SASOL Financing USA LLC, 6.50%, due 09/27/28	4,782,243
165,000		Science Applications International Corp., 4.88%, due 04/01/28 144A	167,807
525,000		Seagate HDD Cayman, 4.09%, due 06/01/29 144A	572,509
486,000		Seagate HDD Cayman, 4.88%, due 06/01/27	545,476
110,000		Sensata Technologies, Inc., 4.38%, due 02/15/30 144A	115,778
1,730,000		Service Corp. International, 3.38%, due 08/15/30	1,735,406
835,000		Shelf Drilling Holdings, Ltd., 8.25%, due 02/15/25 144A	334,000
870,000		Silversea Cruise Finance, Ltd., 7.25%, due 02/01/25 144A	883,050
990,000		Societe Generale SA, 3.00%, due 01/22/30 144A	1,028,006
765,000		Societe Generale SA, 4.75%, due 09/14/28 144A	894,661
350,000		Societe Generale SA, 6.75% (5 yr. USD swap + 3.93%)(b) (j) 144A	366,473
780,000		Societe Generale SA, 7.38% (5 yr. USD swap + 4.30%)(b) (j) 144A	802,967
375,000		Southern Co. (The), 4.00% (5 yr. CMT + 3.73%), due 01/15/51(b)	376,683
1,100,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	1,166,847
1,005,000		Spirit Realty, LP REIT, 3.20%, due 02/15/31	982,477
850,000		Sprint Capital Corp., 6.88%, due 11/15/28	1,064,094
1,400,000		Sprint Capital Corp., 8.75%, due 03/15/32	2,050,734
775,000		Standard Chartered Plc, 4.30%, due 02/19/27 144A	830,367
725,000		Standard Chartered Plc, 6.00% (5 yr. CMT + 5.66%)(b) (h) (j) 144A	739,500
585,000		Standard Chartered Plc, 7.75% (5 yr. USD swap + 5.72%)(b) (h) (j) 144A	622,580
2,380,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26 144A	2,752,377
1,490,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	1,554,256
1,150,000		SunOpta Foods, Inc., 9.50%, due 10/09/22 144A	1,175,875
370,000		Suzano Austria GmbH, 3.75%, due 01/15/31	371,369
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26(i)	298,025
1,160,000		Suzano Austria GmbH, 6.00%, due 01/15/29	1,324,720
570,000		Swire Pacific MTN Financing, Ltd., (MTN), Reg S, 4.50%, due 10/09/23(i)	622,241
630,000		Switch, Ltd., 3.75%, due 09/15/28 144A	637,875
800,000		Synchrony Financial, 4.50%, due 07/23/25	883,666
1,640,000		T-Mobile USA, Inc., 3.30%, due 02/15/51(f) 144A	1,628,864
635,000		T-Mobile USA, Inc., 4.38%, due 04/15/40 144A	744,963
635,000		T-Mobile USA, Inc., 4.50%, due 04/15/50 144A	762,984
280,000		Talen Energy Supply LLC, 10.50%, due 01/15/26 144A	213,613
690,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.88%, due 02/01/31 144A	669,507
230,000		Teck Resources, Ltd., 5.40%, due 02/01/43	242,577
90,000		Teck Resources, Ltd., 6.00%, due 08/15/40	102,218
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	238,381
1,720,000		Tencent Holdings, Ltd., 3.24%, due 06/03/50 144A	1,750,262
250,000		Tenet Healthcare Corp., 4.63%, due 06/15/28 144A	254,069

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
160,000		Tenet Healthcare Corp., 5.13%, due 11/01/27 144A	164,752
1,460,000		Tenet Healthcare Corp., 7.50%, due 04/01/25 144A	1,571,566
500,000		Tennessee Gas Pipeline Co. LLC, 2.90%, due 03/01/30 144A	519,451
360,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, Reg S, 1.25%, due 03/31/23(i)	392,059
425,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, due 04/15/22	498,501
235,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25	283,303
1,020,000		Teva Pharmaceutical Finance Netherlands III BV, 7.13%, due 01/31/25	1,073,020
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	406,653
910,000		TransAlta Corp., 6.50%, due 03/15/40	939,234
500,000		Transcontinental Gas Pipe Line Co. LLC, 3.25%, due 05/15/30 144A	541,534
1,170,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	1,223,293
1,420,000		TransDigm, Inc., 8.00%, due 12/15/25 144A	1,545,670
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21(i)	179,206
540,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	436,901
730,000		Twitter, Inc., 3.88%, due 12/15/27 144A	751,444
340,000		UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (j) 144A	363,186
2,160,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	2,206,259
955,000		UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	1,098,909
640,000		UniCredit SpA, Reg S, 8.00% (5 yr. USD swap + 5.18%)(b) (i) (j)	683,360
1,015,000		Unifin Financiera SAB de CV, Reg S, 7.00%, due 01/15/25(h) (i)	832,934
1,200,000		Unifin Financiera SAB de CV, 8.38%, due 01/27/28 144A	977,880
200,000		Union Pacific Corp., 3.84%, due 03/20/60	233,007
60,000		United Airlines Holdings, Inc., 6.00%, due 12/01/20(h)	60,368
280,000		United Airlines Pass Through Trust, 3.70%, due 06/01/24	262,718
140,000		United Rentals North America, Inc., 3.88%, due 11/15/27	144,375
3,080,000		United Rentals North America, Inc., 3.88%, due 02/15/31	3,131,975
500,000		United Rentals North America, Inc., 4.88%, due 01/15/28	525,625
1,580,000		United Rentals North America, Inc., 5.25%, due 01/15/30	1,727,137
650,000		Univision Communications, Inc., 9.50%, due 05/01/25 144A	698,750
500,000		US Renal Care, Inc., 10.63%, due 07/15/27 144A	531,468
850,000		Vale Overseas, Ltd., 6.88%, due 11/10/39	1,120,257
4,335,000		Vedanta Holdings Mauritius II, Ltd., 13.00%, due 08/21/23 144A	4,468,830
3,390,000		VEON Holdings BV, 4.00%, due 04/09/25 144A	3,519,617
100,000		Verizon Communications, Inc., 4.52%, due 09/15/48	131,470
430,000	EUR	Vertical Holdco GmbH, 6.63%, due 07/15/28 144A	526,981
405,000	EUR	Vertical Midco GmbH, 4.38%, due 07/15/27 144A	484,541
465,000		VF Ukraine PAT via VFU Funding Plc, 6.20%, due 02/11/25 144A	466,163
635,000		ViacomCBS, Inc., 4.95%, due 01/15/31	765,426
670,000		ViacomCBS, Inc., 6.88%, due 04/30/36	923,868
200,000		VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	197,000
950,000		Videotron, Ltd., 5.13%, due 04/15/27 144A	1,001,775
100,000		Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	98,669
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	522,188
500,000		Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	537,520
220,000		VISA, Inc., 2.70%, due 04/15/40	239,046
1,205,000		Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	1,264,045
1,560,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	1,384,789
130,000		Vodafone Group Plc, 4.38%, due 05/30/28	154,085
1,695,000		VTR Finance NV, 6.38%, due 07/15/28 144A	1,788,225

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	354,670
1,030,000		Weight Watchers International, Inc., 8.63%, due 12/01/25 144A	1,079,569
480,000		Wells Fargo & Co., 2.50%, due 03/04/21	484,473
140,000		Wells Fargo & Co., (MTN), 4.48% (3 mo. USD LIBOR + 3.77%), due 04/04/31(b)	170,318
410,000		Wells Fargo & Co., (MTN), 5.01% (3 mo. USD LIBOR + 4.24%), due 04/04/51(b)	564,095
727,000		Wendy’s International LLC, 7.00%, due 12/15/25	795,385
995,000		Western Digital Corp., 4.75%, due 02/15/26	1,078,958
730,000		Western Midstream Operating, LP, 4.00%, due 07/01/22	735,694
750,000		Western Midstream Operating, LP, 5.30%, due 03/01/48	607,500
160,000		Western Midstream Operating, LP, 5.38%, due 06/01/21	162,000
932,000		Western Midstream Operating, LP, 5.45%, due 04/01/44	798,607
120,000		Western Midstream Operating, LP, 6.25%, due 02/01/50	111,365
490,000		Westlake Chemical Corp., 4.38%, due 11/15/47	525,288
390,000		Westpac Banking Corp., 4.11% (5 yr. CMT + 2.00%), due 07/24/34(b)	440,705
3,705,000		William Carter Co., (The), 5.63%, due 03/15/27 144A	3,876,356
585,000		Williams Cos., Inc. (The), 4.85%, due 03/01/48	656,456
650,000		Williams Cos., Inc. (The), 5.10%, due 09/15/45	732,127
640,000		Williams Cos., Inc. (The), 5.40%, due 03/04/44	716,939
100,000		Williams Cos., Inc. (The), 8.75%, due 03/15/32	142,711
885,000		Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, due 08/15/28 144A	871,725
640,000		WPX Energy, Inc., 4.50%, due 01/15/30	630,387
400,000		WPX Energy, Inc., 5.25%, due 09/15/24	417,916
390,000		WPX Energy, Inc., 5.25%, due 10/15/27	396,509
370,000		Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	359,594
370,000		Wynn Macau, Ltd., 5.13%, due 12/15/29(h) 144A	355,663
1,410,000		Wynn Macau, Ltd., 5.63%, due 08/26/28 144A	1,371,225
1,220,000		Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	1,293,566
620,000		XPO CNW, Inc., 6.70%, due 05/01/34	663,171
1,720,000		XPO Logistics, Inc., 6.25%, due 05/01/25 144A	1,841,243
100,000		XPO Logistics, Inc., 6.75%, due 08/15/24 144A	106,108
290,000		Yamana Gold, Inc., 4.63%, due 12/15/27	314,981
950,000		YPF SA, 8.50%, due 03/23/21 144A	894,188
125,000		Yum! Brands, Inc., 4.75%, due 01/15/30 144A	135,234
1,135,000	EUR	Ziggo BV, Reg S, 2.88%, due 01/15/30(i)	1,302,675
504,000	EUR	Ziggo BV, 4.25%, due 01/15/27 144A	616,164

			486,412,254

		Mortgage Backed Securities - Private Issuers — 4.5%
650,000		BANK, Series 2018-BNK14, Class A4, 4.23%, due 09/15/60(m)	775,827
565,000		BANK, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	614,472
2,000,000		BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(m) 144A	1,723,808
620,000		BBCMS Mortgage Trust, Series 2018-CBM, Class D, 2.54% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	545,734
450,000		BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	509,007
530,000		BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	580,087
380,000		Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(m)	417,781

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,000,000	BHMS, Series 2018-MZB, Class MZB, 6.79% (1 mo. USD LIBOR + 6.64%), due 07/15/25(b) 144A	799,482
930,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 2.30% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	832,032
1,500,000	BX Trust, Series 2018-BILT, Class B, 1.17% (1 mo. USD LIBOR + 1.02%), due 05/15/30(b) 144A	1,410,375
640,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.93%, due 12/15/47(m) 144A	624,278
675,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(m) 144A	598,742
480,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 1.10% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	477,631
307,353	Citigroup Mortgage Loan Trust CMO, Series 2018-A, Class A1, 4.00%, due 01/25/68(m) 144A	309,260
1,172,500	Credit Suisse Mortgage Trust, Series 2019 RIO, 8.74%, due 12/15/22(e)	1,079,719
480,000	Credit Suisse Mortgage Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	472,012
1,039,941	Credit Suisse Mortgage Trust CMO, Series 2020-4R, Class 1A1, 3.15% (1 mo. USD LIBOR + 3.00%), due 06/25/47(b) 144A	1,053,337
720,000	Credit Suisse Mortgage Trust LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	464,769
460,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(m) 144A	462,642
665,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(m) 144A	627,815
440,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(m) 144A	433,485
880,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(m) 144A	867,783
580,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(m) 144A	563,992
1,010,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(m) 144A	992,761
990,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-DNA1, Class B1, 2.45% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	889,833
2,270,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA3, Class B1, 5.25% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	2,336,047
883,543	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 0.71% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	663,014
1,810,167	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 5.05% (1 mo. USD LIBOR + 4.90%), due 11/25/24(b) 144A	1,884,732
488,615	FNMA Connecticut Avenue Securities CMO, Series 2016-C06, Class 1M2, 4.40% (1 mo. USD LIBOR + 4.25%), due 04/25/29(b) 144A	501,684
1,500,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C03, Class 1B1, 5.00% (1 mo. USD LIBOR + 4.85%), due 10/25/29(b) 144A	1,507,740
1,774,796	FNMA Connecticut Avenue Securities CMO, Series 2017-C05, Class 1M2, 2.35% (1 mo. USD LIBOR + 2.20%), due 01/25/30(b) 144A	1,757,489
1,625,695	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1M2, 2.55% (1 mo. USD LIBOR + 2.40%), due 05/25/30(b) 144A	1,601,646

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,152,774	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1M2, 2.40% (1 mo. USD LIBOR + 2.25%), due 07/25/30(b) 144A	1,142,293
753,125	FNMA Connecticut Avenue Securities CMO, Series 2018-C03, Class 1M2, 2.30% (1 mo. USD LIBOR + 2.15%), due 10/25/30(b) 144A	741,712
1,920,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 4.40% (1 mo. USD LIBOR + 4.25%), due 01/25/31(b) 144A	1,806,614
3,081,990	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1M2, 2.50% (1 mo. USD LIBOR + 2.35%), due 01/25/31(b) 144A	3,036,285
642,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 3.90% (1 mo. USD LIBOR + 3.75%), due 03/25/31(b) 144A	589,827
833,320	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1M2, 2.15% (1 mo. USD LIBOR + 2.00%), due 03/25/31(b) 144A	821,688
596,537	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R05, Class 1M2, 2.15% (1 mo. USD LIBOR + 2.00%), due 07/25/39(b) 144A	593,676
860,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2020-R01, Class 1M2, 2.20% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	847,532
410,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.55%, due 08/10/44(e) (m)	327,664
500,000	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43%, due 08/10/50	567,781
900,000	GS Mortgage Securities Trust, Series 2020-DUNE, Class A, 1.25% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	871,178
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 8.36% (1 mo. USD LIBOR + 8.21%), due 06/15/35(b) 144A	1,081,042
1,910,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 3.06% (1 mo. USD LIBOR + 2.90%), due 07/05/33(b) 144A	1,762,743
840,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.75% (1 mo. USD LIBOR + 2.60%), due 09/15/29(b) 144A	750,903
1,270,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 3.55% (1 mo. USD LIBOR + 3.40%), due 09/15/29(b) 144A	1,098,812
662,443	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BOLT, Class C, 3.95% (1 mo. USD LIBOR + 3.80%), due 07/15/34(b) 144A	594,240
1,260,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 3.00% (1 mo. USD LIBOR + 2.85%), due 12/15/36(b) 144A	1,074,066
740,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class G, 4.40% (1 mo. USD LIBOR + 4.25%), due 12/15/36(b) 144A	617,682
1,210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.69%, due 01/16/37(m) 144A	1,081,598
500,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(m) 144A	542,429
1,019,109	Motel 6 Trust, Series 2017-MTL6, Class E, 3.40% (1 mo. USD LIBOR + 3.25%), due 08/15/34(b) 144A	995,703
500,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.65% (1 mo. USD LIBOR + 1.50%), due 07/15/36(b) 144A	496,388
1,230,000	Natixis Commercial Mortgage Securities Trust, Series 2019-TRUE, Class A, 3.51% (1 mo. USD LIBOR + 2.01%), due 04/18/24(b) 144A	1,155,027
800,000	Radnor RE, Ltd. Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1C, 1.90% (1 mo. USD LIBOR + 1.75%), due 02/25/30(b) 144A	749,640
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.90% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b) (e) (n)	160,677

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
900,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.65% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b) (e) (n)	556,207
1,211,880		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 3.34% (1 mo. USD LIBOR + 3.18%), due 11/11/34(b) 144A	1,023,387
1,207,020		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 4.11% (1 mo. USD LIBOR + 3.95%), due 11/11/34(b) 144A	958,807
685,678		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 0.93% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	671,431
1,525,421		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 0.61% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	1,518,109
921,362		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 3.33%, due 12/25/36(m)	869,052
785,266		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 4.00%, due 04/25/36(m)	737,701

			58,220,910

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.1%
100,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	112,402
209,368		FNMA, Pool # BM6224, 2.79%, due 01/01/35(m)	237,872
1,029,100		UMBS, Pool # BM5520, 3.50%, due 02/01/47	1,091,809

			1,442,083

		Sovereign Debt Obligations — 30.2%
1,130,000		Abu Dhabi Government International Bond, 2.13%, due 09/30/24 144A	1,181,991
2,870,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	3,621,954
2,425,000		Angolan Government International Bond, Reg S, 8.25%, due 05/09/28(i)	1,941,516
7,193,128	ARS	Argentina Treasury Bond, 1.00%, due 08/05/21	112,811
518,950		Argentine Republic Government International Bond, 0.13%, due 07/09/46(c)	200,470
8,725		Argentine Republic Government International Bond, 1.00%, due 07/09/29	4,000
2,985,000		Bahrain Government International Bond, 5.45%, due 09/16/32 144A	2,849,925
1,320,000		Bahrain Government International Bond, 7.38%, due 05/14/30 144A	1,451,158
1,900,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	2,767,880
705,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	1,072,228
655,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	1,141,058
7,697,000	BRL	Brazil Letras do Tesouro Nacional, 3.01%, due 01/01/22(d)	1,315,399
18,593,000	BRL	Brazil Letras do Tesouro Nacional, 3.85%, due 07/01/22(d)	3,087,520
14,902,000	BRL	Brazil Letras do Tesouro Nacional, 5.38%, due 07/01/23(d)	2,296,305
400,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/22	261,754
1,779,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	1,313,924
1,408,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/50	1,063,433
28,104,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	5,538,847
24,491,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	4,920,302
40,523,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	8,192,996
33,487,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	6,880,895
3,660,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	754,323
2,310,000		Brazilian Government International Bond, 4.75%, due 01/14/50	2,265,244
362,600,000	COP	Colombian TES, 5.75%, due 11/03/27	98,531
27,594,300,000	COP	Colombian TES, 6.00%, due 04/28/28	7,572,596
3,581,800,000	COP	Colombian TES, 6.25%, due 11/26/25	1,018,939

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
27,684,200,000	COP	Colombian TES, 7.00%, due 05/04/22	7,685,525
4,998,000,000	COP	Colombian TES, 7.00%, due 06/30/32	1,405,906
3,397,600,000	COP	Colombian TES, 7.25%, due 10/18/34	965,523
18,633,600,000	COP	Colombian TES, 7.50%, due 08/26/26	5,575,686
8,559,500,000	COP	Colombian TES, 7.75%, due 09/18/30	2,567,927
15,273,400,000	COP	Colombian TES, 10.00%, due 07/24/24	4,871,450
15,410,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	652,302
20,730,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30(i)	909,840
13,880,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26(i)	616,459
43,750,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	2,133,310
6,760,000	CZK	Czech Republic Government Bond, Reg S, 2.40%, due 09/17/25(i)	320,570
16,720,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	847,897
2,245,000		Dominican Republic International Bond, 4.88%, due 09/23/32 144A	2,238,265
1,430,000		Dominican Republic International Bond, 5.88%, due 01/30/60 144A	1,358,514
23,250,000	DOP	Dominican Republic International Bond, Reg S, 9.75%, due 06/05/26(i)	407,196
22,450,000	EGP	Egypt Government Bond, 14.61%, due 09/08/25	1,437,572
7,648,000	EGP	Egypt Government Bond, 16.10%, due 05/07/29	528,081
49,395,000	EGP	Egypt Government Bond, 16.50%, due 04/02/26	3,397,339
1,950,000		Egypt Government International Bond, 5.25%, due 10/06/25(f) 144A	1,955,265
525,000		Egypt Government International Bond, 5.75%, due 05/29/24 144A	538,071
940,000		Egypt Government International Bond, 7.60%, due 03/01/29 144A	966,674
221,000		Egypt Government International Bond, 7.63%, due 05/29/32 144A	216,678
1,715,000		Egypt Government International Bond, 8.88%, due 05/29/50 144A	1,704,537
43,370,000	BRL	European Investment Bank, (MTN), 2.38%, due 08/27/21(d)	7,531,127
58,980,000	MXN	European Investment Bank, (MTN), Reg S, 4.75%, due 01/19/21(i)	2,674,168
85,067,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	3,943,584
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24(i)	551,562
1,010,000		Fiji Government International Bond, Reg S, 6.63%, due 10/02/20(i)	1,010,000
1,000,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	908,375
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	175,964
847,710,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	2,934,656
88,770,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	301,679
189,800,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	657,426
252,190,000	HUF	Hungary Government Bond, 3.25%, due 10/22/31	879,605
259,530,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	992,329
276,070,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	1,210,474
430,000		Indonesia Government International Bond, 3.50%, due 01/11/28	471,122
2,470,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42(i)	3,136,889
4,830,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	330,407
17,386,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	1,127,520
18,873,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,212,159
60,374,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	4,191,286
24,460,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	1,654,913
48,277,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	3,304,119
4,698,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 06/15/35	318,567
85,807,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	5,746,416
15,759,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	1,069,663
13,900,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	1,011,206
62,356,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	4,577,383

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
4,212,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	303,573
22,978,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	1,638,881
4,252,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	311,413
8,419,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	631,255
87,389,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	6,324,544
37,653,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	2,705,550
43,775,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	3,296,363
28,849,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,189,461
9,536,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	751,985
8,707,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	728,975
35,350,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	2,498,138
282,200		Ivory Coast Government International Bond, Reg S, 5.75%, due 12/31/32(c) (i)	262,401
860,000		Ivory Coast Government International Bond, Reg S, 6.13%, due 06/15/33(i)	807,918
1,415,000		Ivory Coast Government International Bond, Reg S, 6.38%, due 03/03/28(i)	1,419,719
1,760,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25(i)	2,041,053
1,880,000		Kenya Government International Bond, Reg S, 7.25%, due 02/28/28(i)	1,857,863
2,265,000		Kenya Government International Bond, Reg S, 8.00%, due 05/22/32(i)	2,241,947
1,180,000		Kuwait International Government Bond, 3.50%, due 03/20/27 144A	1,330,450
2,189,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	541,677
5,385,000	MYR	Malaysia Government Bond, 3.48%, due 06/14/24	1,355,787
1,672,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	416,559
2,535,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	650,227
22,243,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	5,467,757
5,119,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	1,328,836
1,620,000	MYR	Malaysia Government Bond, 3.76%, due 05/22/40	413,401
15,977,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	4,029,438
1,079,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	281,602
3,528,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	910,643
6,242,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	1,604,659
12,809,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	3,377,741
1,047,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	273,466
6,189,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,621,330
2,259,000	MYR	Malaysia Government Bond, 3.91%, due 07/15/26	587,578
12,995,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,374,344
2,020,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	520,478
989,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	262,521
1,511,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	389,629
1,910,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	518,050
1,289,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	342,209
6,404,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	1,761,510
807,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	221,272
2,849,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	798,674
1,860,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	529,270
44,232,000	MXN	Mexican Bonos, 5.75%, due 03/05/26	2,053,217
47,923,300	MXN	Mexican Bonos, 6.50%, due 06/10/21	2,199,692
19,839,700	MXN	Mexican Bonos, 6.50%, due 06/09/22	928,625
135,549,000	MXN	Mexican Bonos, 7.50%, due 06/03/27	6,831,008
19,392,700	MXN	Mexican Bonos, 7.75%, due 05/29/31	991,247
41,225,700	MXN	Mexican Bonos, 7.75%, due 11/23/34	2,095,072

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
75,873,000	MXN	Mexican Bonos, 7.75%, due 11/13/42	3,724,507
30,697,900	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,526,791
45,482,100	MXN	Mexican Bonos, 8.00%, due 11/07/47	2,278,705
107,180,800	MXN	Mexican Bonos, 8.50%, due 05/31/29	5,745,521
81,380,800	MXN	Mexican Bonos, 8.50%, due 11/18/38	4,324,409
60,176,800	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,242,295
58,811,300	MXN	Mexican Bonos, 10.00%, due 11/20/36	3,554,054
18,332,272	MXN	Mexican Udibonos, 4.50%, due 11/22/35	1,021,790
2,030,000		Mexico Government International Bond, 3.60%, due 01/30/25	2,190,999
1,130,000		Nigeria Government International Bond, Reg S, 7.14%, due 02/23/30(i)	1,076,585
1,010,000		Nigeria Government International Bond, Reg S, 8.75%, due 01/21/31(i)	1,034,897
200,000	EUR	North Macedonia Government International Bond, 3.68%, due 06/03/26 144A	251,967
2,220,000		Panama Government International Bond, 2.25%, due 09/29/32	2,242,200
1,000,000		Panama Government International Bond, 4.50%, due 04/01/56	1,257,500
1,010,000		Peruvian Government International Bond, 2.78%, due 01/23/31	1,094,588
6,518,000	PEN	Peruvian Government International Bond (GDN), Reg S, 6.35%, due 08/12/28(i)	2,189,827
7,310,000	PEN	Peruvian Government International Bond (GDN), Reg S, 6.95%, due 08/12/31(i)	2,492,553
6,699,000	PEN	Peruvian Government International Bond (GDN), Reg S, 8.20%, due 08/12/26(i)	2,475,441
1,710,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	679,725
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	59,250
180,000		Provincia de Buenos Aires/Argentina, 9.13%, due 03/16/24 144A	72,900
480,000		Provincia de Buenos Aires/Argentina, 9.95%, due 06/09/21 144A	193,200
170,000		Provincia de Buenos Aires/Argentina, Reg S, 10.88%, due 01/26/21(i)	71,825
650,000		Provincia de Cordoba, 7.13%, due 06/10/21 144A	403,000
200,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	269,945
1,780,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	2,479,033
8,749,000	PLN	Republic of Poland Government Bond, 1.75%, due 07/25/21	2,296,031
4,019,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/26	1,140,521
2,495,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/27	710,259
6,546,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,895,561
5,712,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	1,667,425
1,551,000	PLN	Republic of Poland Government Bond, 3.25%, due 07/25/25	451,953
1,562,000	PLN	Republic of Poland Government Bond, 5.75%, due 09/23/22	449,364
65,845,180	ZAR	Republic of South Africa Government Bond, 6.25%, due 03/31/36	2,573,721
29,921,175	ZAR	Republic of South Africa Government Bond, 6.50%, due 02/28/41	1,119,304
60,671,311	ZAR	Republic of South Africa Government Bond, 7.00%, due 02/28/31	2,959,833
10,280,000	ZAR	Republic of South Africa Government Bond, 7.75%, due 02/28/23	660,804
48,505,097	ZAR	Republic of South Africa Government Bond, 8.00%, due 01/31/30	2,657,415
15,960,573	ZAR	Republic of South Africa Government Bond, 8.25%, due 03/31/32	821,699
43,426,454	ZAR	Republic of South Africa Government Bond, 8.50%, due 01/31/37	2,044,862
75,078,444	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	3,478,883
109,437,555	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	5,051,973
34,442,645	ZAR	Republic of South Africa Government Bond, 8.88%, due 02/28/35	1,729,799
9,050,463	ZAR	Republic of South Africa Government Bond, 9.00%, due 01/31/40	435,140
198,691,667	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	13,796,805
5,370,000	RON	Romania Government Bond, 3.25%, due 04/29/24	1,296,996
1,460,000	RON	Romania Government Bond, 3.65%, due 07/28/25	358,249
5,985,000	RON	Romania Government Bond, 3.65%, due 09/24/31	1,433,583
1,365,000	RON	Romania Government Bond, 4.00%, due 10/25/23	337,139

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
1,895,000	RON	Romania Government Bond, 4.25%, due 06/28/23	469,423
6,185,000	RON	Romania Government Bond, 5.00%, due 02/12/29	1,657,490
2,340,000	RON	Romania Government Bond, 5.80%, due 07/26/27	646,254
495,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	624,245
242,000		Romanian Government International Bond, 3.00%, due 02/14/31(h) 144A	248,958
765,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30(h) 144A	1,016,681
2,630,000		Romanian Government International Bond, 4.00%, due 02/14/51 144A	2,722,050
427,159,000	RUB	Russian Federal Bond — OFZ, 6.90%, due 05/23/29	5,800,407
78,879,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	1,073,628
750,796,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	10,301,887
346,266,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	4,780,089
258,413,000	RUB	Russian Federal Bond — OFZ, 7.25%, due 05/10/34	3,598,110
90,051,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	1,226,693
40,988,000	RUB	Russian Federal Bond — OFZ, 7.65%, due 04/10/30	584,466
161,332,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	2,324,121
65,832,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/16/39	966,680
177,677,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	2,532,314
74,707,000	RUB	Russian Federal Bond — OFZ, 7.95%, due 10/07/26	1,076,697
252,480,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	3,673,586
123,038,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	1,868,863
1,865,000		Saudi Government International Bond, 3.75%, due 01/21/55 144A	2,022,966
490,000		State of Israel, 2.75%, due 07/03/30	543,190
310,000		State of Israel, 3.88%, due 07/03/50	373,550
2,890,000		Ukraine Government International Bond, Reg S, 0.48%, due 05/31/40(i) (m)	2,642,038
1,525,000		Ukraine Government International Bond, 7.25%, due 03/15/33 144A	1,408,795
64,829,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28(i)	1,588,173

			387,260,373

		U.S. Government and Agency Obligations — 1.8%
410,000		U.S. Treasury Bond, 3.13%, due 05/15/48(o)	571,598
1,572,900		U.S. Treasury Note, 1.38%, due 04/30/21(p)	1,584,604
6,245,000		U.S. Treasury Note, 1.75%, due 07/15/22	6,426,983
10,000		U.S. Treasury Note, 1.75%, due 11/15/29	11,017
14,270,000		U.S. Treasury Note, 2.38%, due 03/15/21	14,417,817

			23,012,019

		TOTAL DEBT OBLIGATIONS (COST $1,160,448,824)	1,166,288,300

Shares		Description	Value ($)

		COMMON STOCKS — 0.0%

		Consumer, Cyclical — 0.0%
7,396,155		Edcon Holdings, Ltd. 1* (n) (q)	—
736,020		Edcon Holdings, Ltd. 2* (n) (q)	—

		TOTAL CONSUMER, CYCLICAL	—

		Energy — 0.0%
10		Amplify Energy Corp.	9

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares		Description	Value ($)

		Energy — continued
14,783		Nine Point Energy Holdings, LLC* (n)	—

		TOTAL ENERGY	9

		Utilities — 0.0%
8,511		Birch Permian Holdings, Inc.* (n)	46,811
66,347		Birch Permian Holdings, Inc.* (n)	364,908

		TOTAL UTILITIES	411,719

		TOTAL COMMON STOCKS (COST $1,610,355)	411,728

		CONVERTIBLE PREFERRED STOCK — 0.0%

		Energy — 0.0%
322		Nine Point Energy Holdings, Inc., 0.00%* (n)	97,363

		TOTAL CONVERTIBLE PREFERRED STOCK (COST $300,884)	97,363

		PREFERRED STOCKS — 0.0%

		Financial — 0.0%
2,000		B. Riley Financial, Inc., 6.50%	47,380
1,575		B. Riley Financial, Inc., 6.88%(h)	39,076

		TOTAL FINANCIAL	86,456

		Utilities — 0.0%
1,250		NextEra Energy, Inc., 6.22%*	59,687

		TOTAL PREFERRED STOCKS (COST $149,125)	146,143

Notional Value		Description	Value ($)

		OPTIONS PURCHASED — 0.1%

		PURCHASED CURRENCY OPTIONS — 0.0%

		Call Options — 0.0%
18,300,000	EUR	EUR/USD Option with Morgan Stanley & Co. International Plc, Strike Price USD 1.18, Expires 10/02/20	25,966
4,730,000	USD	USD/GBP Option with Citigroup Global Markets, Inc., Strike Price GBP 1.28, Expires 10/01/20	360

		Put Options — 0.0%
15,200,000	AUD	AUD/USD Option with Bank of America, N.A., Strike Price USD 0.69, Expires 10/21/20	13,564
3,250,000	USD	USD/MXN Option with BNP Paribas S.A., Strike Price MXN 21.75, Expires 12/23/20	75,790
2,020,000		USD/RUB Option with Goldman Sachs & Co., Strike Price RUB 72.06, Expires 10/19/20	850

		TOTAL CURRENCY OPTIONS PURCHASED (PREMIUMS PAID $254,379)	116,530

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Number of Contracts	Notional Value ($)	Description	Value ($)

		PURCHASED FUTURES OPTIONS — 0.0%

		Put Options — 0.0%
70	11,732,000	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,000.00, Expires 10/16/20	18,375
66	11,061,600	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,000.00, Expires 11/20/20	135,300
32	5,363,200	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,000.00, Expires 12/18/20	108,800
20	3,352,000	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $3,200.00, Expires 12/18/20	116,250

		TOTAL FUTURES OPTIONS PURCHASED (PREMIUMS PAID $680,170)	378,725

Notional Value ($)		Description	Value ($)

		PURCHASED SWAPTIONS — 0.1%

		Put Swaptions — 0.1%
25,200,000	USD	10-Year Interest Rate Swaption with Deutsche Bank AG, Strike Price $0.75, Expires 07/07/21	589,866
21,000,000	USD	10-Year Interest Rate Swaption with Morgan Stanley & Co., Strike Price $0.85, Expires 09/15/21	466,967

		TOTAL PURCHASED SWAPTION (PREMIUMS PAID $1,047,480)	1,056,833

		TOTAL OPTIONS PURCHASED (PREMIUMS PAID $1,982,029)	1,552,088

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.9%

		Mutual Fund - Securities Lending Collateral — 0.8%
10,377,337		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(r) (s)	10,377,337

		Sovereign Debt Obligation — 1.1%
217,950,000	EGP	Egypt Treasury Bills, 12.14%, due 01/12/21(d)	13,366,965

		TOTAL SOVEREIGN DEBT OBLIGATIONS	13,366,965

		TOTAL SHORT-TERM INVESTMENT (COST $23,547,115)	23,744,302

		TOTAL INVESTMENTS — 92.9% (Cost $1,188,038,332)	1,192,239,924

		Other Assets and Liabilities (net)(t) — 7.1%	91,783,502

		NET ASSETS — 100.0%	$1,284,023,426

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of September 30, 2020.

(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(d)	Interest rate presented is yield to maturity.

(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $3,108,221, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.

(f)	When-issued security.

(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(h)	All or a portion of this security is out on loan.

(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Security is perpetual and has no stated maturity date.

(k)	Security is currently in default.

(l)	Year of maturity is greater than 2100.

(m)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(n)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,225,966 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2020 was $2,870,539.

(o)	All or a portion of this security is pledged for open futures collateral.

(p)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.

(q)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(r)	The rate disclosed is the 7-day net yield as of September 30, 2020.

(s)	Represents an investment of securities lending cash collateral.

(t)	As of September 30, 2020, the value of unfunded loan commitments was $83,473 for the Fund. See Notes to the Financial Statements.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $405,806,518 which represents 31.6% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

At September 30, 2020, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Suisse Mortgage Trust, Series 2019 RIO, 8.74%, due 12/15/22	12/16/19	USD	1,172,500	$1,172,500	$1,079,719
GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.55%, due 08/10/44	08/09/18	USD	410,000	402,377	327,664
K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	08/23/13	USD	603,909	784,614	6,039
K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	01/30/16	USD	176,269	166,309	6,610
Magnolia Financial X DAC, Series 2020-1, 0.80%, due 08/13/24	03/02/20	USD	989,950	989,950	960,265
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22	11/02/17	USD	640,000	548,851	11,040
Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.90% (1 mo. USD LIBOR + 2.75%), due 11/15/27	07/25/18	USD	230,000	226,550	160,677
Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.65% (1 mo. USD LIBOR + 3.50%), due 11/15/27	12/21/18	USD	900,000	732,750	556,207

					$3,108,221

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,506,060	USD	1,075,144	10/15/20	Bank of America, N.A.	$4,355
AUD	2,250,000	USD	1,620,392	10/15/20	Citibank N.A.	(7,659)
AUD	1,450,000	USD	1,022,369	10/15/20	Deutsche Bank AG	16,947
AUD	2,448,620	USD	1,748,768	10/15/20	Goldman Sachs International	6,328
AUD	2,250,970	USD	1,593,783	10/15/20	HSBC Bank Plc	19,645
AUD	2,260,000	USD	1,641,890	10/15/20	JPMorgan Chase Bank N.A.	(21,990)
AUD	1,124,890	USD	806,924	10/15/20	The BNY Mellon	(637)
BRL	10,978,880	USD	2,057,126	10/15/20	Citibank N.A.	(109,943)
BRL	11,500,400	USD	2,054,815	10/15/20	Goldman Sachs International	(15,138)
BRL	1,231,300	USD	231,373	10/21/20	JPMorgan Chase Bank N.A.	(13,013)
BRL	25,028,000	USD	4,747,795	10/26/20	JPMorgan Chase Bank N.A.	(309,611)
BRL	10,843,510	USD	2,056,731	10/15/20	Morgan Stanley & Co. International Plc	(133,557)
CAD	5,390,000	USD	3,938,012	10/16/20	BNP Paribas S.A.	97,371
CAD	3,264,684	USD	2,405,783	10/16/20	JPMorgan Chase Bank N.A.	38,419
CLP	976,007,670	USD	1,255,651	10/15/20	Barclays Bank Plc	(16,607)
CLP	324,908,730	USD	424,584	10/15/20	Deutsche Bank AG	(12,112)
CLP	1,600,125,457	USD	2,043,764	10/15/20	Goldman Sachs International	(12,400)
CLP	177,819,323	USD	229,968	10/15/20	HSBC Bank Plc	(4,226)
CLP	776,465,200	USD	1,014,059	10/19/20	JPMorgan Chase Bank N.A.	(28,330)
CLP	4,054,057,100	USD	5,329,377	10/26/20	JPMorgan Chase Bank N.A.	(182,681)
CNH	34,847,230	USD	5,080,338	10/15/20	HSBC Bank Plc	53,844
CNH	5,709,410	USD	841,841	10/15/20	Morgan Stanley & Co. International Plc	(651)
CNY	12,016,920	USD	1,763,190	10/15/20	State Street Bank London	986
COP	1,673,910,260	USD	443,098	10/15/20	Barclays Bank Plc	(9,116)
COP	1,475,895,940	USD	396,980	10/15/20	Citibank N.A.	(14,336)
COP	1,829,276,460	USD	472,132	10/15/20	Goldman Sachs International	2,130
CZK	127,985,250	USD	5,691,206	10/15/20	Goldman Sachs International	(150,500)
CZK	1,872,700	USD	83,469	10/19/20	JPMorgan Chase Bank N.A.	(2,395)
CZK	11,607,000	USD	502,077	10/15/20	Morgan Stanley & Co. International Plc	411
CZK	7,730,000	USD	333,517	10/15/20	UBS AG	1,128
EUR	1,025,000	USD	1,199,691	10/01/20	Bank of America, N.A.	2,276
EUR	4,059,240	USD	4,737,235	10/06/20	Bank of America, N.A.	23,230
EUR	364,440	USD	428,102	10/15/20	Bank of America, N.A.	(627)
EUR	364,540	USD	426,410	10/06/20	Barclays Bank Plc	1,103
EUR	5,291,645	USD	6,156,955	10/16/20	BNP Paribas S.A.	50,090
EUR	1,600,000	USD	1,894,953	10/08/20	Citibank N.A.	(18,479)
EUR	1,610,000	USD	1,907,193	10/16/20	Citibank N.A.	(18,680)
EUR	1,866,632	USD	2,210,902	10/16/20	Goldman Sachs & Co.	(21,362)
EUR	1,240,450	USD	1,450,402	10/15/20	Goldman Sachs International	4,603
EUR	4,854,240	USD	5,694,604	10/15/20	JPMorgan Chase Bank N.A.	(748)
EUR	1,410,000	USD	1,656,026	10/15/20	Morgan Stanley & Co. International Plc	(2,145)
EUR	1,426,000	USD	1,673,444	10/15/20	The BNY Mellon	(795)
EUR	690,000	USD	804,151	10/06/20	UBS AG	5,045
GBP	386,330	USD	482,175	10/16/20	Citibank N.A.	17,307
HUF	123,110,000	USD	400,335	10/15/20	Deutsche Bank AG	(2,910)
HUF	1,042,985,528	USD	3,407,781	10/15/20	Goldman Sachs International	(40,805)
HUF	905,579,000	USD	2,994,204	10/19/20	JPMorgan Chase Bank N.A.	(70,985)
HUF	120,840,000	USD	399,667	10/15/20	State Street Bank London	(9,570)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
IDR	5,235,230,593	USD	348,556	10/15/20	Bank of America, N.A.	$2,859
IDR	2,840,520,407	USD	190,076	10/15/20	Goldman Sachs International	594
IDR	31,009,997,410	USD	2,077,662	10/15/20	HSBC Bank Plc	3,883
IDR	11,919,617,030	USD	797,566	10/15/20	UBS AG	2,538
INR	31,070,820	USD	422,537	10/15/20	Bank of America, N.A.	(1,809)
INR	120,029,980	USD	1,618,877	10/15/20	Barclays Bank Plc	6,440
INR	89,652,400	USD	1,211,117	10/15/20	Citibank N.A.	2,859
INR	30,086,080	USD	407,886	10/15/20	Goldman Sachs International	(493)
INR	29,117,315	USD	394,564	10/15/20	HSBC Bank Plc	(289)
INR	30,356,575	USD	410,685	10/15/20	Morgan Stanley & Co. International Plc	371
JPY	280,178,535	USD	2,608,714	10/16/20	Goldman Sachs & Co.	46,652
JPY	280,178,535	USD	2,659,287	01/19/21	Goldman Sachs & Co.	97
KZT	419,300,000	USD	986,008	10/27/20	Goldman Sachs International	(23,646)
KZT	184,150,110	USD	429,755	11/30/20	Goldman Sachs International	(10,766)
KZT	185,333,490	USD	436,850	10/28/20	JPMorgan Chase Bank N.A.	(11,589)
MXN	26,170,780	USD	1,201,459	10/15/20	Barclays Bank Plc	(17,741)
MXN	34,282,878	USD	1,506,887	01/19/21	BNP Paribas S.A.	27,048
MXN	9,183,840	USD	434,019	10/15/20	Citibank N.A.	(18,629)
MXN	90,630,000	USD	3,982,221	10/16/20	Citibank N.A.	116,545
MXN	37,598,550	USD	1,648,548	12/28/20	Citibank N.A.	37,974
MXN	8,712,878	USD	380,658	10/16/20	Goldman Sachs & Co.	13,385
MXN	19,135,350	USD	874,159	10/15/20	Goldman Sachs International	(8,657)
MXN	42,405,900	USD	1,943,285	10/14/20	JPMorgan Chase Bank N.A.	(25,020)
MXN	68,365,380	USD	3,170,573	10/15/20	UBS AG	(78,370)
MYR	1,600,000	USD	383,188	10/15/20	Barclays Bank Plc	1,646
MYR	3,432,240	USD	825,020	10/15/20	Morgan Stanley & Co. International Plc	507
NOK	18,090,000	USD	1,999,670	10/16/20	Citibank N.A.	(66,255)
NOK	8,880,000	USD	948,779	10/16/20	JPMorgan Chase Bank N.A.	294
NOK	21,640,000	USD	2,291,002	01/19/21	JPMorgan Chase Bank N.A.	22,620
PEN	1,640,000	USD	458,357	10/15/20	Citibank N.A.	(2,439)
PEN	112,000	USD	31,769	10/19/20	JPMorgan Chase Bank N.A.	(633)
PEN	512,000	USD	143,679	10/21/20	JPMorgan Chase Bank N.A.	(1,345)
PHP	94,020,070	USD	1,929,507	10/15/20	Goldman Sachs International	9,307
PHP	18,780,000	USD	385,805	10/19/20	JPMorgan Chase Bank N.A.	1,412
PLN	1,584,850	USD	421,761	10/15/20	Bank of America, N.A.	(11,842)
PLN	8,750,000	USD	2,302,784	10/15/20	JPMorgan Chase Bank N.A.	(39,611)
PLN	20,315,700	USD	5,393,600	10/19/20	JPMorgan Chase Bank N.A.	(138,934)
PLN	57,649,590	USD	15,271,839	10/15/20	Natwest Markets Plc	(360,865)
RON	1,500,000	USD	365,865	10/15/20	Barclays Bank Plc	(5,313)
RON	7,136,400	USD	1,740,355	10/21/20	JPMorgan Chase Bank N.A.	(25,742)
RON	1,690,000	USD	410,902	10/15/20	Natwest Markets Plc	(4,680)
RON	220,000	USD	52,461	10/15/20	UBS AG	420
RUB	50,217,870	USD	654,243	10/15/20	Barclays Bank Plc	(7,994)
RUB	36,540,000	USD	491,767	10/16/20	Citibank N.A.	(21,587)
RUB	180,267,000	USD	2,374,549	10/16/20	Goldman Sachs & Co.	(54,958)
RUB	147,246,956	USD	1,855,429	01/19/21	Goldman Sachs & Co.	20,594
RUB	137,365,580	USD	1,791,721	10/15/20	Goldman Sachs International	(23,974)
RUB	275,518,060	USD	3,593,386	10/15/20	HSBC Bank Plc	(47,767)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
THB	37,357,490	USD	1,184,799	10/15/20	Goldman Sachs International	$(5,911)
THB	346,514,790	USD	11,002,177	10/15/20	HSBC Bank Plc	(67,230)
THB	51,403,800	USD	1,643,029	10/19/20	JPMorgan Chase Bank N.A.	(20,891)
THB	55,243,380	USD	1,761,217	10/15/20	Morgan Stanley & Co. International Plc	(17,905)
TRY	26,464,300	USD	3,488,801	10/21/20	JPMorgan Chase Bank N.A.	(69,186)
TWD	53,628,590	USD	1,848,306	10/15/20	Bank of America, N.A.	3,394
TWD	11,504,120	USD	399,559	12/15/20	UBS AG	(2,273)
UAH	5,400,000	USD	189,474	10/26/20	Barclays Bank Plc	285
UAH	29,200,000	USD	1,035,461	11/04/20	Goldman Sachs International	(11,716)
UAH	11,600,000	USD	407,733	12/04/20	JPMorgan Chase Bank N.A.	(4,569)
ZAR	27,873,490	USD	1,689,389	10/15/20	Bank of America, N.A.	(21,000)
ZAR	20,741,720	USD	1,209,633	10/15/20	Barclays Bank Plc	31,879
ZAR	6,783,560	USD	409,863	10/15/20	Citibank N.A.	(3,828)
ZAR	6,820,000	USD	412,080	10/15/20	Deutsche Bank AG	(3,863)
ZAR	10,950,000	USD	643,445	10/15/20	HSBC Bank Plc	11,976
ZAR	13,300,530	USD	811,082	10/15/20	JPMorgan Chase Bank N.A.	(14,968)
ZAR	6,621,000	USD	405,968	10/21/20	JPMorgan Chase Bank N.A.	(9,943)
ZAR	38,170,000	USD	2,256,041	10/15/20	Morgan Stanley & Co. International Plc	28,653
ZAR	13,660,000	USD	799,582	10/15/20	Natwest Markets Plc	18,048
ZAR	6,980,000	USD	412,712	10/15/20	Toronto Dominion Bank	5,081
ZAR	20,525,810	USD	1,224,823	10/15/20	UBS AG	3,765
USD	3,466,648	AUD	4,804,680	10/15/20	Bank of America, N.A.	22,798
USD	290,694	AUD	400,630	10/15/20	Citibank N.A.	3,535
USD	3,214,954	AUD	4,401,410	10/15/20	Goldman Sachs International	60,156
USD	2,262,250	AUD	3,118,879	10/15/20	JPMorgan Chase Bank N.A.	26,732
USD	567,113	AUD	812,845	10/16/20	JPMorgan Chase Bank N.A.	(15,511)
USD	220,743	AUD	309,400	10/15/20	Morgan Stanley & Co. International Plc	(1,025)
USD	312,609	AUD	429,520	10/15/20	The BNY Mellon	4,742
USD	808,087	BRL	4,459,430	10/15/20	Citibank N.A.	17,176
USD	3,991,270	BRL	21,305,980	10/16/20	Goldman Sachs & Co.	212,559
USD	5,863,752	BRL	31,593,310	10/15/20	Goldman Sachs International	260,454
USD	823,138	BRL	4,406,440	10/15/20	JPMorgan Chase Bank N.A.	41,625
USD	1,025,531	BRL	5,442,700	10/19/20	JPMorgan Chase Bank N.A.	60,286
USD	334,446	BRL	1,763,000	10/21/20	JPMorgan Chase Bank N.A.	21,793
USD	3,023,979	BRL	16,637,050	10/15/20	Morgan Stanley & Co. International Plc	73,280
USD	1,026,929	BRL	5,810,000	10/15/20	UBS AG	(3,516)
USD	516,566	CAD	690,000	10/16/20	BNP Paribas S.A.	(23)
USD	6,077,586	CAD	8,040,000	10/16/20	JPMorgan Chase Bank N.A.	58,201
USD	2,967,714	CLP	2,296,377,270	10/15/20	Barclays Bank Plc	52,457
USD	777,896	CLP	600,341,320	10/15/20	Deutsche Bank AG	15,761
USD	1,662,193	CNH	11,251,580	10/15/20	Barclays Bank Plc	4,453
USD	852,655	CNH	5,782,960	10/15/20	Citibank N.A.	628
USD	316,687	CNY	2,150,000	10/15/20	State Street Bank London	1,050
USD	418,621	COP	1,615,457,590	10/15/20	Barclays Bank Plc	(207)
USD	807,645	COP	3,058,266,680	10/15/20	HSBC Bank Plc	14,751
USD	5,943,597	COP	21,957,728,000	10/20/20	JPMorgan Chase Bank N.A.	252,145
USD	264,495	CZK	6,090,000	10/15/20	Deutsche Bank AG	848
USD	63,649	CZK	1,485,590	10/15/20	JPMorgan Chase Bank N.A.	(665)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,211,130	EUR	1,025,000	10/01/20	Bank of America, N.A.	$9,163
USD	267,768	EUR	230,000	10/28/20	Bank of America, N.A.	(2,086)
USD	2,230,978	EUR	1,911,000	10/30/20	Bank of America, N.A.	(11,252)
USD	1,200,484	EUR	1,025,000	11/02/20	Bank of America, N.A.	(2,251)
USD	3,516,335	EUR	2,941,000	10/05/20	Barclays Bank Plc	67,356
USD	1,371,226	EUR	1,168,000	10/26/20	Barclays Bank Plc	892
USD	1,350,894	EUR	1,145,000	10/13/20	BNP Paribas S.A.	7,904
USD	15,126,296	EUR	13,342,537	10/16/20	BNP Paribas S.A.	(524,360)
USD	1,198,272	EUR	1,020,000	10/19/20	BNP Paribas S.A.	1,748
USD	1,896,120	EUR	1,600,000	10/08/20	Citibank N.A.	19,646
USD	1,674,380	EUR	1,417,000	10/21/20	Citibank N.A.	12,082
USD	1,866,395	EUR	1,575,000	10/08/20	Deutsche Bank AG	19,241
USD	8,463,470	EUR	7,165,540	10/15/20	Deutsche Bank AG	58,539
USD	2,357,047	EUR	2,010,000	10/26/20	Deutsche Bank AG	(1,148)
USD	728,251	EUR	620,000	10/16/20	Goldman Sachs & Co.	998
USD	729,847	EUR	615,000	10/19/20	Goldman Sachs & Co.	8,414
USD	698,526	EUR	595,000	10/26/20	Goldman Sachs & Co.	453
USD	770,990	EUR	657,940	10/15/20	HSBC Bank Plc	(751)
USD	2,799,569	EUR	2,397,000	10/30/20	HSBC Bank USA, N.A.	(12,898)
USD	1,689,236	EUR	1,434,470	10/15/20	JPMorgan Chase Bank N.A.	6,652
USD	5,968,508	EUR	5,111,000	10/06/20	Morgan Stanley & Co. International Plc	(25,405)
USD	46,606	EUR	40,000	10/15/20	Morgan Stanley & Co. International Plc	(312)
USD	256,790	EUR	216,000	10/15/20	Morgan Stanley Capital Services, Inc.	3,430
USD	427,169	EUR	362,890	10/15/20	Natwest Markets Plc	1,512
USD	1,972,538	EUR	1,657,000	10/15/20	Standard Chartered Bank	28,934
USD	2,118,684	EUR	1,785,000	10/19/20	Standard Chartered Bank	24,768
USD	1,167,659	EUR	998,000	10/26/20	Standard Chartered Bank	(3,226)
USD	3,393,304	EUR	2,905,000	10/30/20	Standard Chartered Bank	(15,213)
USD	1,769,700	EUR	1,500,000	10/13/20	State Street Bank and Trust	10,324
USD	879,410	EUR	755,000	10/28/20	State Street Bank and Trust	(6,416)
USD	2,193,758	EUR	1,872,780	10/15/20	UBS AG	(2,949)
USD	1,174,306	EUR	1,000,000	10/30/20	UBS AG	978
USD	1,048,735	GBP	810,000	10/16/20	Citibank N.A.	1,495
USD	714,619	GBP	553,506	10/15/20	Deutsche Bank AG	(998)
USD	3,186,600	GBP	2,500,000	10/15/20	HSBC Bank Plc	(45,606)
USD	630,877	GBP	495,000	10/28/20	HSBC Bank USA, N.A.	(9,146)
USD	60,026	GBP	46,494	10/15/20	JPMorgan Chase Bank N.A.	(86)
USD	983,838	GBP	741,000	10/08/20	Standard Chartered Bank	25,848
USD	274,486	GBP	215,000	10/26/20	UBS AG	(3,500)
USD	409,947	HUF	123,016,990	10/15/20	Bank of America, N.A.	12,823
USD	859,301	HUF	261,045,050	10/15/20	Barclays Bank Plc	16,593
USD	31,087	HUF	9,760,030	10/15/20	Morgan Stanley & Co. International Plc	(420)
USD	768,892	IDR	11,378,483,424	10/15/20	Bank of America, N.A.	5,111
USD	45,466	IDR	676,152,016	10/15/20	Barclays Bank Plc	79
USD	410,175	IDR	6,071,609,607	10/15/20	Deutsche Bank AG	2,618
USD	4,544,264	IDR	67,294,438,880	10/15/20	HSBC Bank Plc	27,127
USD	7,033,321	IDR	104,254,912,712	10/16/20	JPMorgan Chase Bank N.A.	35,851
USD	909,841	IDR	13,644,119,081	10/20/20	JPMorgan Chase Bank N.A.	(5,604)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,756,717	IDR	25,918,596,760	10/27/20	JPMorgan Chase Bank N.A.	$18,830
USD	5,496,482	IDR	81,600,767,500	11/02/20	JPMorgan Chase Bank N.A.	27,994
USD	834,708	IDR	12,362,370,233	10/15/20	Morgan Stanley & Co. International Plc	4,884
USD	405,662	INR	29,909,470	10/15/20	Citibank N.A.	660
USD	814,668	INR	60,063,860	10/15/20	Goldman Sachs International	1,348
USD	869,317	INR	63,967,750	10/15/20	JPMorgan Chase Bank N.A.	3,134
USD	2,655,003	JPY	280,178,535	10/16/20	Goldman Sachs & Co.	(363)
USD	827,726	MXN	17,658,970	10/15/20	Bank of America, N.A.	29,002
USD	1,523,101	MXN	34,282,878	10/16/20	BNP Paribas S.A.	(27,352)
USD	1,650,000	MXN	37,598,550	12/28/20	BNP Paribas S.A.	(36,521)
USD	1,417,547	MXN	31,680,000	01/19/21	BNP Paribas S.A.	74
USD	1,230,488	MXN	26,943,510	10/15/20	Citibank N.A.	11,819
USD	541,416	MXN	12,240,000	10/16/20	Citibank N.A.	(12,141)
USD	2,409,796	MXN	52,820,000	10/16/20	Goldman Sachs & Co.	20,997
USD	3,688,363	MXN	79,355,406	10/15/20	Goldman Sachs International	99,076
USD	3,921,275	MXN	83,514,900	10/21/20	JPMorgan Chase Bank N.A.	146,482
USD	862,929	MXN	19,138,904	10/15/20	Morgan Stanley & Co. International Plc	(2,735)
USD	414,783	MXN	8,948,700	10/15/20	State Street Bank London	10,029
USD	1,750,645	MXN	37,946,887	10/15/20	UBS AG	34,286
USD	408,958	MYR	1,704,740	10/15/20	Barclays Bank Plc	(1,068)
USD	1,177,175	MYR	4,911,610	10/15/20	Morgan Stanley & Co. International Plc	(4,171)
USD	2,864,348	NOK	26,970,000	10/16/20	JPMorgan Chase Bank N.A.	(18,139)
USD	6,944,437	PEN	24,669,580	10/15/20	Barclays Bank Plc	86,323
USD	808,610	PEN	2,870,000	10/15/20	Goldman Sachs International	10,754
USD	420,501	PHP	20,438,470	10/15/20	Barclays Bank Plc	(966)
USD	401,244	PHP	19,458,750	10/15/20	Citibank N.A.	(20)
USD	4,049,569	PLN	15,517,220	10/15/20	Bank of America, N.A.	36,065
USD	367,217	PLN	1,380,170	10/15/20	Deutsche Bank AG	10,238
USD	2,321,632	PLN	8,750,000	10/15/20	State Street Bank London	58,459
USD	93,276	PLN	360,000	10/15/20	UBS AG	162
USD	2,062,876	RON	8,469,320	10/15/20	Barclays Bank Plc	27,122
USD	5,080,615	RON	20,973,850	10/15/20	Goldman Sachs International	39,172
USD	2,900,072	RUB	216,807,000	10/16/20	Goldman Sachs & Co.	110,302
USD	139,527	RUB	10,563,580	10/15/20	Goldman Sachs International	3,585
USD	403,739	RUB	31,455,330	10/15/20	HSBC Bank Plc	(1,057)
USD	1,241,385	RUB	94,594,800	10/19/20	JPMorgan Chase Bank N.A.	24,578
USD	3,375,982	RUB	255,086,400	10/21/20	JPMorgan Chase Bank N.A.	95,423
USD	2,421,075	SAR	9,080,000	10/15/20	Citibank N.A.	426
USD	1,167,960	SAR	4,380,000	10/15/20	JPMorgan Chase Bank N.A.	290
USD	814,443	THB	25,437,910	10/15/20	JPMorgan Chase Bank N.A.	11,700
USD	826,276	THB	25,734,370	10/15/20	Morgan Stanley & Co. International Plc	14,178
USD	769,797	THB	24,117,340	10/15/20	Natwest Markets Plc	8,727
USD	1,868,592	TWD	53,628,590	12/15/20	Bank of America, N.A.	16,569
USD	1,249,448	TWD	36,363,550	10/15/20	Morgan Stanley & Co. International Plc	(6,120)
USD	591,711	TWD	17,265,040	10/15/20	UBS AG	(4,420)
USD	415,221	ZAR	6,766,560	10/15/20	Bank of America, N.A.	10,203
USD	852,032	ZAR	14,162,640	10/15/20	Citibank N.A.	4,315
USD	447,354	ZAR	7,542,840	10/15/20	Deutsche Bank AG	(4,128)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,418,489	ZAR	40,544,740	10/15/20	Goldman Sachs International	$(8,348)
USD	7,929,806	ZAR	134,529,729	10/15/20	HSBC Bank Plc	(122,574)
USD	459,538	ZAR	7,785,000	10/14/20	JPMorgan Chase Bank N.A.	(6,494)
USD	1,177,834	ZAR	19,810,980	10/15/20	JPMorgan Chase Bank N.A.	(7,967)
USD	3,193,689	ZAR	53,523,420	10/21/20	JPMorgan Chase Bank N.A.	(7,730)
USD	413,001	ZAR	6,805,810	10/15/20	Morgan Stanley & Co. International Plc	5,634
USD	1,686,406	ZAR	28,456,480	10/15/20	Natwest Markets Plc	(16,878)

						$(114,812)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10-Year Australian Bond Futures	Dec 2020	$1,070,773	$9,827
67	U.S. Treasury Note 10-Year	Dec 2020	9,348,594	5,237
287	U.S. Treasury Note 2-Year	Dec 2020	63,415,789	17,901
181	U.S. Ultra 10-Year Note	Dec 2020	28,945,859	(17,302)
101	U.S. Ultra Bond	Dec 2020	22,403,063	(238,460)

				$(222,797)

Sales
227	Euro 90-Day	Mar 2021	$56,639,338	$(77,652)
17	Euro-Bund	Dec 2020	3,479,066	(30,759)
3	Long Gilt	Dec 2020	527,889	680
131	U.S. Long Bond	Dec 2020	23,092,844	175,543
36	U.S. Treasury Note 5-Year	Dec 2020	4,537,125	(2,031)

				$65,781

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at September 30, 2020
CALL — USD/MXN Option
Strike @ MXN 24.42
Expires 12/23/2020	BNP Paribas S.A.	USD	(3,250,000)	$(50,375)	$(36,835)
CALL — USD/RUB Option
Strike @ RUB 75.28
Expires 10/19/2020	Goldman Sachs & Co.	USD	(2,020,000)	(28,644)	(72,146)
PUT — USD/MXN Option
Strike @ MXN 20.68
Expires 11/13/2020	BNP Paribas S.A.	USD	(2,120,000)	(27,899)	(8,147)

Total Written Currency Options				$(106,918)	$(117,128)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2020
PUT — S&P 500 E-mini Futures Option
Strike @ $2,800.00
Expires 10/16/2020	JPMorgan Securities LLC	24	$(4,022,400)	$(66,012)	$(2,100)
PUT — S&P 500 E-mini Futures Option
Strike @ $2,750.00
Expires 10/16/2020	JPMorgan Securities LLC	46	(7,709,600)	(89,304)	(3,220)
PUT — S&P 500 E-mini Futures Option
Strike @ $2,900.00
Expires 12/18/2020	JPMorgan Securities LLC	20	(3,352,000)	(55,458)	(50,500)
PUT — S&P 500 E-mini Futures Option
Strike @ $2,600.00
Expires 12/18/2020	JPMorgan Securities LLC	17	(2,849,200)	(18,664)	(16,788)

Total Written Futures Options				$(229,438)	$(72,608)

Written Swaptions

Type of Contract	Counterparty	Notional Value	Premiums Received	Value at September 30, 2020
CALL — 10-Year Interest Rate Swaption
Strike @ $ 1.25
Expires 07/07/2021	Deutsche Bank AG	USD (25,200,000)	$(199,080)	$(88,436)

Total Written Swaptions			$(199,080)	$(88,436)

Total Written Options			$(535,436)	$(278,172)

OTC — Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1.87%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	$—	CNY	4,283,004	$(22,989)	$(22,989)
1.90%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—		14,686,329	(75,822)	(75,822)
2.51%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Citibank N.A.	—		10,306,000	(7,558)	(7,558)
2.51%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—		8,700,000	(8,253)	(8,253)
2.55%	Quarterly	7-Day CNRR	Quarterly	02/10/25	Bank of America, N.A.	—		4,620,000	(2,075)	(2,075)
2.56%	Quarterly	7-Day CNRR	Quarterly	03/18/25	Bank of America, N.A.	—		13,792,000	(5,868)	(5,868)
2.65%	Quarterly	7-Day CNRR	Quarterly	03/17/26	Barclays Bank Plc	—		16,681,172	(6,003)	(6,003)
2.69%	Quarterly	7-Day CNRR	Quarterly	12/16/25	HSBC Bank Plc	—		4,883,838	434	434
2.69%	Quarterly	7-Day CNRR	Quarterly	03/17/26	Barclays Bank Plc	—		8,794,886	(712)	(712)
2.74%	Quarterly	7-Day CNRR	Quarterly	03/17/26	HSBC Bank Plc	—		4,906,801	1,383	1,383
BRL-CDI	Annual	2.78%	Annual	01/03/22	HSBC Bank Plc	—	BRL	21,970,986	10,232	10,232
4.11%	Annual	BRL-CDI	Annual	01/02/23	HSBC Bank Plc	—		12,564,106	(14,866)	(14,866)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

OTC — Interest Rate Swaps — continued

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
4.22%	At Maturity	BRL-CDI	At Maturity	01/02/23	Bank of America, N.A.	$—	BRL	6,899,100	$1,423	$1,423
4.53%	At Maturity	BRL-CDI	At Maturity	01/02/23	HSBC Bank Plc	—		8,226,185	2,318	2,318
6.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—		7,210,000	(28,795)	(28,795)
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	—		1,800,000	4,808	4,808
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,105		2,100,000	5,609	4,504
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,320		2,156,000	5,759	4,439
7.04%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—		1,400,000	3,968	3,968

						$2,425			$(137,007)	$(139,432)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
5.12%	Monthly	1-Month TIIE	Monthly	06/13/25	$17	MXN	24,751,113	$4,790	$4,773
6.42%	Monthly	1-Month TIIE	Monthly	08/31/40	6		6,833,478	(5,099)	(5,105)
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—		182,404,200	688,814	688,814
12-Month USD LIBOR	Annual	0.56%	Annual	07/20/45	9,344	USD	3,210,000	198,328	188,984
3-Month USD LIBOR	Quarterly	1.00%	Semi-Annual	02/15/47	13,491		1,113,000	31,894	18,403
0.38%	Semi-Annual	3-Month USD LIBOR	Quarterly	08/31/24	12,810		20,858,000	76,517	63,707
SOFR	Annual	0.74%	Annual	08/19/45	—		490,000	10,234	10,234

									$969,810

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
1,935,120	USD	06/20/25	JPMorgan Chase Bank N.A.	(1.00%	)	Quarterly	CDX.EM.33**	$18,084	$57,942	$76,026
14,600,000	USD	12/20/25	Morgan Stanley & Co.	(1.00%	)	Quarterly	CDX.EM.34**	(136,978)	1,065,800	928,822
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%	)	Quarterly	Daimler AG, 1.40%, 01/12/24	5,289	(19,195)	(13,906)

Total Buy Protection								$(113,605)	$1,104,547	$990,942

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

OTC — Credit Default Swaps — continued

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$(4,454)	$9,255	$4,801

Total OTC Credit Default Swaps							$(118,059)	$1,113,802	$995,743

Centrally Cleared Credit Default Swaps

Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
12,052,000	USD	06/20/25	(5.00%)	Quarterly	CDX.NA.HY.34***	$48,316	$(636,430)	$(588,114)
30,452,000	USD	06/20/25	(5.00%)	Quarterly	CDX.NA.HY.34***	226,835	(1,712,834)	(1,485,999)
12,880,000	USD	06/20/25	(5.00%)	Quarterly	CDX.NA.HY.34***	(16,719)	(611,800)	(628,519)
1,079,000	USD	12/20/25	(5.00%)	Quarterly	CDX.NA.HY.34***	(80)	(44,503)	(44,583)

						$258,352	$(3,005,567)	$(2,747,215)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.
**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***	CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

U.S. Treasury securities in the amount of $258,478 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Pesos
EGP	— Egyptian Pound

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Currency Abbreviations — continued

EUR	— Euro Currency
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krona
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SAR	— Saudi Riyal
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
UAH	— Ukrainian Hryvnia
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Other Abbreviations

ARS	— Auction Rate Security
CDI	— Brazil Interbank Deposit Rate
CLO	— Collateralized Loan Obligation
CMO	— Collateralized Mortgage Obligation
CMT	— Constant Maturity Treasury Index
CNRR	— China Fixing Repo Rates
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GDN	— Global Depository Note
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
OTC	— Over-The-Counter
PIK	— Payment In Kind
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TBD	— To Be Determined
TIIE	— Mexican Interbank Equilibrium Interest Rate
UMBS	— Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	37.9
Sovereign Debt Obligations	30.2
Bank Loans	11.9
Mortgage Backed Securities — Private Issuers	4.5
Asset Backed Securities	3.5
U.S. Government and Agency Obligations	1.8
Convertible Debt	1.0
Mortgage Backed Securities — U.S. Government Agency Obligations	0.1
Purchased Swaptions	0.1
Centrally Cleared Interest Rate Swaps	0.1
OTC Credit Default Swaps	0.1
Common Stocks	0.0	*
Purchased Futures Options	0.0	*
Preferred Stocks	0.0	*
Purchased Currency Options	0.0	*
Convertible Preferred Stock	0.0	*
Written Futures Options	0.0	*
Written Swaptions	0.0	*
Written Currency Options	0.0	*
OTC Interest Rate Swaps	0.0	*
Futures Contracts	0.0	*
Centrally Cleared Credit Default Swaps	(0.2)
Forward Foreign Currency Contracts	(3.1)
Short-Term Investments	1.9
Other Assets and Liabilities (net)	10.2

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.3%

	Belgium — 0.0%
5,182	Titan Cement International SA*	67,208

	Bermuda — 1.0%
1,878,000	Beijing Enterprises Water Group, Ltd.*	726,968
242,135	China Gas Holdings, Ltd.	687,351
132,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd.	120,929
124,000	China Oriental Group Co., Ltd.	27,680
64,000	China Resources Gas Group, Ltd.	285,729
374,103	COSCO SHIPPING Ports, Ltd.	213,359
748,000	CP Pokphand Co., Ltd.	73,352
60,608	Credicorp, Ltd.	7,514,786
1,746,000	Gemdale Properties & Investment Corp., Ltd.	295,130
115,000	GOME Retail Holdings, Ltd.* (a)	15,136
95,000	Haier Electronics Group Co., Ltd.	343,226
322,000	Hopson Development Holdings, Ltd.	759,505
950,000	Joy City Property, Ltd.	57,613
1,414,000	Kunlun Energy Co., Ltd.	926,854
312,000	Luye Pharma Group, Ltd.(a) 144A	181,161
764,000	Nine Dragons Paper Holdings, Ltd.	958,204
198,000	Pou Sheng International Holdings, Ltd.*	50,075
21,600	Shanghai Industrial Urban Development Group, Ltd.	2,062
460,001	Shenzhen International Holdings, Ltd.	728,879
284,000	United Energy Group, Ltd.(a)	40,310

	Total Bermuda	14,008,309

	Brazil — 3.4%
948,100	B3 SA-Brasil Bolsa Balcao	9,253,161
126,741	Banco Bradesco SA*	405,197
14,344	Banco BTG Pactual SA*	185,393
331,600	Banco do Brasil SA*	1,742,585
43,682	Banco Santander Brasil SA	216,688
281,900	BB Seguridade Participacoes SA	1,213,834
13,100	BRF SA*	42,718
12,000	Cia Brasileira de Distribuicao	148,477
25,300	Cia de Locacao das Americas*	106,605
30,348	Cia Siderurgica Nacional SA	88,840
407,500	Cielo SA*	284,128
492,002	Cogna Educacao	452,159
11,994	Cosan SA	145,402
29,100	Cyrela Brazil Realty SA Empreendimentos e Participacoes	119,984
88,560	Duratex SA*	281,717
40,880	Guararapes Confeccoes SA*	101,104
739,065	Hypera SA*	3,910,071
17,211	Itau Unibanco Holding SA	65,284
467,686	Itau Unibanco Holding SA, ADR	1,861,390
75,916	JBS SA	278,399
1,612	LOG Commercial Properties e Participacoes SA	8,600
4,700	M Dias Branco SA*	28,485

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
570,000	Marfrig Global Foods SA*	1,542,194
104,900	MRV Engenharia e Participacoes SA	299,451
12,400	Multiplan Empreendimentos Imobiliarios SA*	42,745
927,500	Odontoprev SA	1,974,647
630,374	Petroleo Brasileiro SA	2,211,054
4,840	Porto Seguro SA	41,432
614,000	Raia Drogasil SA	2,551,230
1,371,700	Rumo SA*	4,638,487
12,100	Sao Martinho SA	46,756
20,548	Sul America SA	144,473
861,100	TOTVS SA	4,140,161
78,100	Ultrapar Participacoes SA	267,010
28,272	Usinas Siderurgicas de Minas Gerais SA Usiminas	51,363
275,711	Vale SA	2,891,408
271,600	WEG SA	3,165,844

	Total Brazil	44,948,476

	Canada — 0.2%
119,669	Barrick Gold Corp.	3,363,896

	Cayman Islands — 20.6%
207,000	3SBio, Inc.* 144A	232,908
2,912	51job, Inc., ADR*	227,107
49,500	AAC Technologies Holdings, Inc.(a)	266,661
520,000	Agile Group Holdings, Ltd.	679,019
1,421,784	Alibaba Group Holding, Ltd.*	50,560,474
92,324	Alibaba Group Holding, Ltd., ADR*	27,141,410
364,400	ANTA Sports Products, Ltd.	3,766,250
93,000	Asia Cement China Holdings Corp.	81,720
10,279	Autohome, Inc., ADR	986,784
74,650	Baidu, Inc., ADR*	9,449,944
16,000	Bizlink Holding, Inc.	124,577
526,000	Bosideng International Holdings, Ltd.	162,890
84,000	CAR, Inc.* (a)	27,097
74,000	Casetek Holdings, Ltd.	220,247
73,000	Central China Real Estate, Ltd.	33,439
403,741	Chailease Holding Co., Ltd.	1,826,189
359,000	China Aoyuan Group, Ltd.	366,412
508,900	China Conch Venture Holdings, Ltd.	2,357,356
9,000	China Education Group Holdings, Ltd.	16,490
186,000	China Evergrande Group(a)	472,800
389,000	China Hongqiao Group, Ltd.	242,435
273,000	China Lesso Group Holdings, Ltd.	490,343
3,359,000	China Medical System Holdings, Ltd.	3,697,067
97,000	China Mengniu Dairy Co., Ltd.*	454,336
2,042,900	China Resources Cement Holdings, Ltd.	2,788,888
402,000	China Resources Land, Ltd.	1,810,297
983,000	China SCE Group Holdings, Ltd.	438,862
110,000	China Shanshui Cement Group, Ltd.*	29,806

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
926,000	China State Construction International Holdings, Ltd.	603,394
106,000	China Tianrui Group Cement Co., Ltd.* (a)	109,693
78,500	China Yongda Automobiles Services Holdings, Ltd.	92,883
2,154,086	China Yuhua Education Corp., Ltd.	1,840,006
376,800	China Zhongwang Holdings, Ltd.(a)	63,691
118,000	Chinasoft International, Ltd.* (a)	85,265
779,584	CIFI Holdings Group Co., Ltd.	573,372
1,017,909	Country Garden Holdings Co., Ltd.	1,245,133
368,300	Country Garden Services Holdings Co., Ltd.	2,369,001
103,500	Dali Foods Group Co., Ltd. 144A	63,168
258,200	ENN Energy Holdings, Ltd.	2,811,881
127,000	Fu Shou Yuan International Group, Ltd.	123,559
17,729	Fulgent Sun International Holding Co., Ltd.	66,418
445,000	Fullshare Holdings, Ltd.*	10,048
559,000	GCL-Poly Energy Holdings, Ltd.* (a)	23,442
196,000	Geely Automobile Holdings, Ltd.	389,471
371,000	General Interface Solution Holding, Ltd.	1,594,831
5,250	Ginko International Co., Ltd.	24,290
39,000	Golden Eagle Retail Group, Ltd.	35,427
13,000	Gourmet Master Co., Ltd.	45,784
342,500	Greentown China Holdings, Ltd.	532,090
134,000	Haitian International Holdings, Ltd.	311,226
6,000	Health & Happiness H&H International Holdings, Ltd.	25,819
492,500	Hengan International Group Co., Ltd.	3,574,597
76,905	JD.com, Inc., ADR*	5,968,597
82,202	Jiayuan International Group, Ltd.	34,260
12,957	JOYY, Inc., ADR	1,045,241
1,216,000	Kaisa Group Holdings, Ltd.*	619,768
325,000	Kingboard Holdings, Ltd.	1,069,355
375,000	Kingboard Laminates Holdings, Ltd.	512,903
20,000	Kingdee International Software Group Co., Ltd.*	51,613
596,000	KWG Group Holdings, Ltd.	1,016,661
602,000	Lee & Man Paper Manufacturing, Ltd.	434,994
246,000	Logan Group Co., Ltd.	387,886
331,400	Longfor Group Holdings, Ltd. 144A	1,860,116
133,000	Lonking Holdings, Ltd.	35,181
121,800	Meituan Dianping Class B*	3,800,160
258,000	Minth Group, Ltd.	1,120,219
16,231	Momo, Inc., ADR	223,339
5,000	NetDragon Websoft Holdings, Ltd.	10,839
934,025	NetEase, Inc.	16,619,619
12,945	NetEase, Inc., ADR	5,885,703
10,700	New Oriental Education & Technology Group, Inc., ADR*	1,599,650
128,000	Nexteer Automotive Group, Ltd.(a)	88,692
51,000	Parade Technologies, Ltd.	1,848,975
7,692	Pharmally International Holding Co., Ltd.(b)	15,032
566,000	Powerlong Real Estate Holdings, Ltd.	424,317
116,000	Redco Properties Group, Ltd.(a) 144A	49,094
154,500	Ronshine China Holdings, Ltd.*	108,449

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
514,000	Sands China, Ltd.	1,979,729
127,000	Sany Heavy Equipment International Holdings Co., Ltd.	74,561
32,134	Sea, Ltd., ADR*	4,949,921
590,000	Seazen Group, Ltd.*	500,929
292,000	Semiconductor Manufacturing International Corp.* (a)	682,715
510,800	Shenzhou International Group Holdings, Ltd.	8,601,213
304,500	Shimao Property Holdings, Ltd.	1,257,290
466,500	Shui On Land, Ltd.	58,990
32,845	SINA Corp.*	1,399,525
2,461,400	Sino Biopharmaceutical, Ltd.	2,680,544
946,000	SOHO China, Ltd.*	255,115
66,000	SSY Group, Ltd.	37,471
353,000	Sunac China Holdings, Ltd.	1,375,561
75,739	TAL Education Group, ADR*	5,759,194
765,000	Tencent Holdings, Ltd.	50,490,000
516,133	Tencent Music Entertainment Group, ADR*	7,623,284
2,144,000	Tingyi Cayman Islands Holding Corp.	3,778,973
202,400	Tongcheng-Elong Holdings, Ltd.*	368,237
148,000	TPK Holding Co., Ltd.*	250,908
18,373	Trip.com Group, Ltd., ADR*	572,135
220,000	Uni-President China Holdings, Ltd.	200,981
277,708	Vinda International Holdings, Ltd.(a)	910,166
46,161	Vipshop Holdings, Ltd., ADR*	721,958
229,000	Want Want China Holdings, Ltd.	158,970
4,773	Weibo Corp., ADR* (a)	173,880
4,936,500	WH Group, Ltd.	4,000,157
181,182	Wisdom Marine Lines Co., Ltd.*	136,378
346,200	Xiaomi Corp. Class B* 144A	913,521
227,556	Xinyi Solar Holdings, Ltd.(a)	360,566
39,141	Xtep International Holdings, Ltd.	11,566
32,000	Yadea Group Holdings, Ltd.* 144A	46,988
1,032,485	Yuzhou Group Holdings Co., Ltd.	407,665
451,400	Zhen Ding Technology Holding, Ltd.	1,963,829
41,000	Zhenro Properties Group, Ltd.(a)	25,129
386,500	Zhongsheng Group Holdings, Ltd.	2,411,261
69,500	Zhou Hei Ya International Holdings Co., Ltd.* 144A	72,459
12,140	ZTO Express Cayman, Inc., ADR	363,229

	Total Cayman Islands	275,971,958

	Chile — 0.1%
1,646	Banco de Credito e Inversiones SA	51,815
15,798	CAP SA*	132,649
218,645	Cencosud SA	319,161
49,989	Empresa Nacional de Telecomunicaciones SA	310,155
150,283	Empresas CMPC SA	314,751
41,062	Empresas COPEC SA	306,889
1,234,654	Enel Americas SA	159,852
25,280	Falabella SA	73,804
25,985	Inversiones Aguas Metropolitanas SA	18,767

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Chile — continued
41,323,860	Itau CorpBanca Chile SA	109,365
87,183	Ripley Corp. SA	23,793
105,226	Sigdo Koppers SA	108,723
290,338	SMU SA	43,030

	Total Chile	1,972,754

	China — 12.6%
4,620,000	Agricultural Bank of China, Ltd. Class H	1,442,632
344,000	Air China, Ltd. Class H	225,043
1,450,000	Aluminum Corp. of China, Ltd. Class H*	295,613
747,999	Angang Steel Co., Ltd. Class H(a)	199,788
589,600	Anhui Conch Cement Co., Ltd. Class H	4,054,926
1,084,000	AviChina Industry & Technology Co., Ltd. Class H	616,831
729,500	BAIC Motor Corp., Ltd. Class H 144A	296,506
11,869,000	Bank of China, Ltd. Class H	3,675,561
144,500	Bank of Chongqing Co., Ltd. Class H	74,767
1,385,000	Bank of Communications Co., Ltd. Class H	664,800
211,200	Bank of Zhengzhou Co., Ltd. Class H 144A	49,598
998,000	BBMG Corp. Class H(a)	184,147
764,000	Beijing Capital International Airport Co., Ltd. Class H	458,400
284,000	Beijing North Star Co., Ltd. Class H	53,135
28,500	BYD Co., Ltd. Class H(a)	446,439
28,000	Central China Securities Co., Ltd. Class H	5,094
27,294	Changchun High & New Technology Industry Group, Inc. Class A	1,481,361
2,831,000	China Cinda Asset Management Co., Ltd. Class H	529,671
1,518,000	China CITIC Bank Corp., Ltd. Class H	585,654
678,000	China Coal Energy Co., Ltd. Class H	165,344
990,000	China Communications Construction Co., Ltd. Class H	517,355
1,040,000	China Communications Services Corp., Ltd. Class H	609,239
13,760,000	China Construction Bank Corp. Class H	8,912,929
518,000	China Eastern Airlines Corp., Ltd. Class H(a)	221,236
1,760,000	China Energy Engineering Corp., Ltd. Class H	156,697
535,000	China Everbright Bank Co., Ltd. Class H	168,439
906,500	China Galaxy Securities Co., Ltd. Class H	508,810
3,691,000	China Huarong Asset Management Co., Ltd. Class H 144A	390,532
344,400	China International Capital Corp., Ltd. Class H* 144A	793,675
228,780	China International Marine Containers Group Co., Ltd. Class H	247,082
345,000	China Life Insurance Co., Ltd. Class H	771,910
273,000	China Machinery Engineering Corp. Class H	56,009
2,948,100	China Merchants Bank Co., Ltd. Class H	13,903,620
19,240	China Merchants Securities Co., Ltd. Class H* 144A	22,840
1,202,500	China Minsheng Banking Corp., Ltd. Class H	629,955
306,000	China Molybdenum Co., Ltd. Class H	108,186
2,396,400	China National Building Material Co., Ltd. Class H	3,024,102
518,000	China Oilfield Services, Ltd. Class H	359,592
330,400	China Pacific Insurance Group Co., Ltd. Class H	933,646
4,036,000	China Petroleum & Chemical Corp. Class H	1,619,608
356,500	China Railway Construction Corp., Ltd. Class H	245,180
641,000	China Railway Group, Ltd. Class H	301,063

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued
191,000	China Railway Signal & Communication Corp., Ltd. Class H 144A	62,599
1,639,000	China Reinsurance Group Corp. Class H	150,154
537,500	China Shenhua Energy Co., Ltd. Class H	964,032
608,000	China Southern Airlines Co., Ltd. Class H* (a)	327,928
329,741	China Tourism Group Duty Free Corp., Ltd. Class A	10,793,830
1,876,000	China Tower Corp., Ltd. Class H 144A	324,366
676,000	China Vanke Co., Ltd. Class H	2,062,890
45,000	China Zheshang Bank Co., Ltd. Class H(a)	21,194
892,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	328,026
75,000	CITIC Securities Co., Ltd. Class H	166,645
666,000	COSCO SHIPPING Development Co., Ltd. Class H	67,030
602,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H	248,568
383,000	COSCO SHIPPING Holdings Co., Ltd. Class H*	187,299
434,000	CRRC Corp., Ltd. Class H	172,480
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd. Class H*	31,935
141,600	Dongfang Electric Corp., Ltd. Class H	105,241
76,000	Everbright Securities Co., Ltd. Class H(a) 144A	73,156
44,000	Fuyao Glass Industry Group Co., Ltd. Class H 144A	161,239
20,395	G-bits Network Technology Xiamen Co., Ltd. Class A	1,865,334
419,993	Gansu Qilianshan Cement Group Co., Ltd. Class A	934,880
265,400	GF Securities Co., Ltd. Class H	334,575
805,000	Great Wall Motor Co., Ltd. Class H(a)	1,021,052
482,000	Guangshen Railway Co., Ltd. Class H	81,474
86,800	Guangzhou Automobile Group Co., Ltd. Class H	72,240
26,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	64,883
539,600	Guangzhou R&F Properties Co., Ltd. Class H	693,473
43,800	Guotai Junan Securities Co., Ltd. Class H 144A	60,698
298,800	Haitong Securities Co., Ltd. Class H*	252,920
689,699	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	3,859,341
71,000	Harbin Bank Co., Ltd. Class H 144A	8,795
63,000	Hisense Home Appliances Group Co., Ltd. Class H	77,632
67,000	Huatai Securities Co., Ltd. Class H 144A	109,448
67,100	Huishang Bank Corp., Ltd. Class H	22,078
9,919,000	Industrial & Commercial Bank of China, Ltd. Class H	5,145,081
38,100	Inner Mongolia Yitai Coal Co., Ltd. Class H	27,530
334,038	Jiangsu Hengrui Medicine Co., Ltd. Class A	4,405,382
232,824	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,272,850
410,000	Jiangxi Copper Co., Ltd. Class H	457,613
459,993	Jiangxi Wannianqing Cement Co., Ltd. Class A	1,027,970
32,304	Kweichow Moutai Co., Ltd. Class A	7,914,020
194,500	Legend Holdings Corp. Class H(a) 144A	236,412
15,233	Livzon Pharmaceutical Group, Inc. Class H	69,580
238,788	Luxshare Precision Industry Co., Ltd. Class A	2,003,048
1,001,000	Metallurgical Corp. of China, Ltd. Class H	160,160
1,444,438	Midea Group Co., Ltd. Class A	15,397,498
36,600	New China Life Insurance Co., Ltd. Class H	136,246
17,200	Orient Securities Co., Ltd. Class H 144A	11,407
958,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	283,074
3,068,000	PetroChina Co., Ltd. Class H	898,627

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued
3,740,400	PICC Property & Casualty Co., Ltd. Class H	2,601,388
2,680,400	Ping An Insurance Group Co. of China, Ltd. Class H	27,495,716
1,257,000	Postal Savings Bank of China Co., Ltd. Class H 144A	527,129
201,000	Qingdao Port International Co., Ltd. Class H 144A	116,710
82,500	Qinhuangdao Port Co., Ltd. Class H	12,774
170,606	Red Star Macalline Group Corp., Ltd. Class H 144A	101,483
114,500	Shandong Chenming Paper Holdings, Ltd. Class H	50,528
29,500	Shandong Gold Mining Co., Ltd. Class H(b) (c)	72,627
236,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	470,173
702,000	Shanghai Electric Group Co., Ltd. Class H*	189,314
36,000	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	149,342
80,000	Shanghai Jin Jiang Capital Co., Ltd. Class H	12,490
241,000	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	403,014
152,000	Shengjing Bank Co., Ltd. Class H* (a) 144A	136,310
735,500	Sinopec Engineering Group Co., Ltd. Class H	271,423
256,000	Sinopec Oilfield Service Corp. Class H*	16,186
760,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	138,271
489,600	Sinopharm Group Co., Ltd. Class H	1,027,212
1,024,000	Sinotrans, Ltd. Class H	244,439
23,000	Tong Ren Tang Technologies Co., Ltd. Class H	14,572
2,139,000	TravelSky Technology, Ltd. Class H	4,565,040
28,000	Tsingtao Brewery Co., Ltd. Class H	227,794
933,100	Weichai Power Co., Ltd. Class H	1,868,608
78,000	Xinhua Winshare Publishing and Media Co., Ltd. Class H	49,215
97,049	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	84,652
650,000	Yanzhou Coal Mining Co., Ltd. Class H	483,097
177,500	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	6,341,482
496,000	Zhaojin Mining Industry Co., Ltd. Class H	604,160
204,800	Zhuzhou CRRC Times Electric Co., Ltd. Class H	684,428
412,000	Zijin Mining Group Co., Ltd. Class H	260,490
1,453,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,395,072
23,200	ZTE Corp. Class H	55,201

	Total China	168,831,288

	Colombia — 0.1%
2,096	Banco de Bogota SA	37,522
3,647	Bancolombia SA	22,974
3,719	Bancolombia SA, ADR(a)	95,020
66,156	Cementos Argos SA	79,469
13,229	Corp. Financiera Colombiana SA*	91,297
62,535	Grupo Argos SA	188,205
35,111	Grupo de Inversiones Suramericana SA	187,837
2,664	Grupo Nutresa SA	15,662

	Total Colombia	717,986

	Cyprus — 0.0%
14,252	Cairo Mezz Plc*	1,202

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Czech Republic — 0.0%
24,764	CEZ AS	468,474

	France — 0.3%
35,029	Sanofi	3,505,081

	Greece — 0.1%
132,595	Alpha Bank AE*	80,543
12,846	Ellaktor SA*	21,014
171,019	Eurobank Ergasias Services and Holdings SA*	75,666
8,853	GEK Terna Holding Real Estate Construction SA*	63,638
5,559	Hellenic Petroleum SA	29,921
1,509	JUMBO SA	26,543
5,901	LAMDA Development SA*	38,267
1,550	Motor Oil Hellas Corinth Refineries SA	18,267
24,764	Mytilineos SA	266,147
61,833	National Bank of Greece SA*	78,309
106,195	Piraeus Bank SA*	132,624

	Total Greece	830,939

	Hong Kong — 2.6%
266,000	Beijing Enterprises Holdings, Ltd.	798,000
587,500	BYD Electronic International Co., Ltd.(a)	2,952,661
368,000	China Everbright, Ltd.	490,983
1,442,000	China Jinmao Holdings Group, Ltd.	794,495
543,878	China Merchants Port Holdings Co., Ltd.(a)	553,001
1,182,000	China Mobile, Ltd.	7,541,923
55,482	China Mobile, Ltd., ADR	1,784,301
772,000	China Overseas Grand Oceans Group, Ltd.	440,289
652,000	China Overseas Land & Investment, Ltd.	1,632,103
631,000	China Resources Pharmaceutical Group, Ltd. 144A	324,049
596,000	China Taiping Insurance Holdings Co., Ltd.	905,920
1,142,000	China Traditional Chinese Medicine Holdings Co., Ltd.	477,430
1,130,000	China Unicom Hong Kong, Ltd.	736,323
1,977	China Unicom Hong Kong, Ltd., ADR(a)	12,930
867,000	CITIC, Ltd.	636,546
2,375,000	CNOOC, Ltd.	2,283,065
2,200	CNOOC, Ltd., ADR	211,310
3,419,600	CSPC Pharmaceutical Group, Ltd.	6,618,581
931,000	Far East Horizon, Ltd.	754,410
785,000	Fosun International, Ltd.	911,613
171,000	Hua Hong Semiconductor, Ltd.* (a) 144A	652,006
740,000	Lenovo Group, Ltd.	487,923
396,000	MMG, Ltd.* (a)	98,617
273,000	Poly Property Group Co., Ltd.	75,735
108,000	Shanghai Industrial Holdings, Ltd.	143,535
1,501,936	Shenzhen Investment, Ltd.	437,984
1,456,000	Sino-Ocean Group Holding, Ltd.	293,079
166,500	Sinotruk Hong Kong, Ltd.	426,670
147,000	Sun Art Retail Group, Ltd.	162,174

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
3,346,000	Yuexiu Property Co., Ltd.	651,930

	Total Hong Kong	34,289,586

	Hungary — 0.1%
69,547	MOL Hungarian Oil & Gas Plc*	379,729
10,443	OTP Bank Nyrt*	314,938
58,095	Richter Gedeon Nyrt	1,228,662

	Total Hungary	1,923,329

	India — 10.6%
6,171	ACC, Ltd.	116,971
51,815	Adani Enterprises, Ltd.	207,667
16,871	Adani Gas, Ltd.	43,298
41,266	Adani Green Energy, Ltd.*	413,024
30,247	Adani Ports & Special Economic Zone, Ltd.	141,191
104,805	Adani Power, Ltd.*	52,488
19,503	Adani Transmission, Ltd.*	63,706
139,935	Aditya Birla Capital, Ltd.*	117,972
700	Ajanta Pharma, Ltd.	15,180
1,619	Alembic Pharmaceuticals, Ltd.	20,539
23,416	Alkem Laboratories, Ltd.	878,735
1,582	Amara Raja Batteries, Ltd.	16,382
174,970	Ambuja Cements, Ltd.	514,025
45,963	Apollo Tyres, Ltd.	81,610
7,623	Arvind Fashions, Ltd.*	12,760
22,672	Arvind, Ltd.*	10,371
486,970	Ashok Leyland, Ltd.	490,732
166,581	Asian Paints, Ltd.	4,474,070
1,025	Atul, Ltd.	84,913
153,894	Aurobindo Pharma, Ltd.	1,656,999
255,808	Axis Bank, Ltd.*	1,469,561
40,877	Bajaj Auto, Ltd.	1,594,524
55,574	Bajaj Finance, Ltd.	2,459,327
8,264	Bajaj Holdings & Investment, Ltd.	271,061
6,802	Balkrishna Industries, Ltd.	136,616
101,945	Bank of Baroda*	56,651
98,240	Bharat Electronics, Ltd.	127,094
19,571	Bharat Forge, Ltd.	118,373
91,945	Bharti Airtel, Ltd.	522,970
32,410	Bharti Infratel, Ltd.	76,544
1,542	Birla Corp., Ltd.	13,900
19,360	Birlasoft, Ltd.*	50,932
55,865	Britannia Industries, Ltd.	2,873,890
45,555	Cadila Healthcare, Ltd.	244,384
27,266	Canara Bank*	32,780
5,524	Ceat, Ltd.	74,272
3,469	Century Textiles & Industries, Ltd.	15,610
9,767	Chambal Fertilizers and Chemicals, Ltd.	20,850
22,089	Cholamandalam Investment and Finance Co., Ltd.	74,189

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
70,107	Cipla, Ltd.	736,893
36,248	City Union Bank, Ltd.	68,585
5,698	Cochin Shipyard, Ltd. 144A	26,073
20,876	Container Corp. Of India, Ltd.	103,206
116,759	Coromandel International, Ltd.	1,215,382
7,878	Cummins India, Ltd.	47,516
8,817	Dalmia Bharat, Ltd.*	91,928
25,348	DCB Bank, Ltd.*	26,867
5,663	DCM Shriram, Ltd.	27,812
4,025	Dilip Buildcon, Ltd. 144A	18,330
102,560	DLF, Ltd.	211,292
3,946	Dr. Reddy’s Laboratories, Ltd.	277,151
1,155	eClerx Services, Ltd.	10,997
114,738	Edelweiss Financial Services, Ltd.*	91,598
16,647	EIH, Ltd.*	18,163
1,345	Endurance Technologies, Ltd. 144A	21,056
16,885	Engineers India, Ltd.	14,727
8,422	Escorts, Ltd.	150,849
79,688	Exide Industries, Ltd.	177,834
542,651	Federal Bank, Ltd.*	357,085
2,842	Finolex Cables, Ltd.	10,554
4,764	Finolex Industries, Ltd.	32,466
21,744	Firstsource Solutions, Ltd.	21,470
266,518	GAIL India, Ltd.	311,564
17,950	General Insurance Corp. of India* 144A	29,487
38,255	Glenmark Pharmaceuticals, Ltd.	249,969
4,323	Godrej Industries, Ltd.*	24,252
61,691	Grasim Industries, Ltd.	621,258
9,916	Great Eastern Shipping Co., Ltd. (The)	31,651
9,733	Gujarat Fluorochemicals, Ltd.*	64,964
6,590	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	18,601
35,445	Gujarat Pipavav Port, Ltd.	39,538
29,302	Gujarat State Petronet, Ltd.	82,509
664,359	HCL Technologies, Ltd.	7,293,722
400,026	HDFC Bank, Ltd.*	5,844,782
23,784	HDFC Bank, Ltd., ADR*	1,188,249
6,326	Hero MotoCorp, Ltd.	269,777
322,010	Hindalco Industries, Ltd.	761,380
566,046	Housing Development Finance Corp., Ltd.	13,295,713
186,138	ICICI Bank, Ltd.*	891,838
168,274	ICICI Bank, Ltd., ADR*	1,654,133
422,223	IDFC First Bank, Ltd.*	170,251
168,339	IDFC, Ltd.	73,355
838	IIFL Wealth Management, Ltd.	11,055
35,342	Indiabulls Real Estate, Ltd.*	24,550
15,841	Indiabulls Ventures, Ltd.	53,215
27,565	Indian Hotels Co., Ltd. (The)	35,549
543,683	Infosys, Ltd.	7,413,189
340,102	Infosys, Ltd., ADR	4,696,809

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
5,075	Ipca Laboratories, Ltd.	149,540
173,466	Jindal Steel & Power, Ltd.*	433,547
1,744	JK Cement, Ltd.	35,835
41,440	JM Financial, Ltd.	43,754
117,065	JSW Energy, Ltd.	89,330
126,913	JSW Steel, Ltd.	473,731
14,600	Jubilant Life Sciences, Ltd.	144,259
4,066	Kalpataru Power Transmission, Ltd.	13,502
31,853	Karnataka Bank, Ltd. (The)*	17,485
56,526	Karur Vysya Bank, Ltd. (The)*	24,938
3,700	KEC International, Ltd.	17,304
19,360	KPIT Technologies, Ltd.	31,856
1,219	KPR Mill, Ltd.	10,758
2,301	KRBL, Ltd.	9,016
127,540	L&T Finance Holdings, Ltd.	107,004
41,363	Larsen & Toubro, Ltd.	504,872
9,480	Laurus Labs, Ltd. 144A	36,812
98,662	LIC Housing Finance, Ltd.	367,341
49,751	Lupin, Ltd.	678,463
219,410	Mahindra & Mahindra Financial Services, Ltd.*	365,485
90,471	Mahindra & Mahindra, Ltd.	743,890
20,010	Mahindra CIE Automotive, Ltd.*	36,614
678,138	Manappuram Finance, Ltd.	1,440,745
34,482	Maruti Suzuki India, Ltd.	3,146,751
8,863	Max Financial Services, Ltd.*	73,668
1,238	Mindtree, Ltd.	22,461
3,493,671	Motherson Sumi Systems, Ltd.	5,407,661
3,874	Motilal Oswal Financial Services, Ltd.	34,232
11,977	Mphasis, Ltd.	225,644
233	MRF, Ltd.	187,812
141,619	Muthoot Finance, Ltd.	2,167,089
8,687	Natco Pharma, Ltd.	111,266
101,050	National Aluminium Co., Ltd.	43,965
96,063	NCC, Ltd.	46,157
30,348	NMDC, Ltd.	33,770
19,035	Oberoi Realty, Ltd.*	101,651
54,159	PC Jeweller, Ltd.*	10,240
8,118	Persistent Systems, Ltd.	147,187
36,873	Petronet LNG, Ltd.	109,799
6,186	Phoenix Mills, Ltd. (The)*	48,634
26,959	Piramal Enterprises, Ltd.	456,235
11,541	PNB Housing Finance, Ltd.* 144A	52,871
174,603	Power Finance Corp., Ltd.	203,877
18,475	Prestige Estates Projects, Ltd.	63,553
6,287	Quess Corp., Ltd.* 144A	35,031
8,780	Rain Industries, Ltd.	12,198
22,196	Rajesh Exports, Ltd.	134,430
4,988	Ramco Cements, Ltd. (The)	51,110
4,818	Raymond, Ltd.*	18,938

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
93,936	RBL Bank, Ltd. 144A	215,042
198,915	REC, Ltd.	266,505
34,104	Reliance Capital, Ltd.*	3,652
1,315,827	Reliance Industries, Ltd.	39,788,697
29	Reliance Industries, Ltd., GDR 144A	1,763
33,014	Reliance Industries, Ltd. (Partly Paid-up Shares)	600,029
191,600	Reliance Power, Ltd.*	7,271
2,509	Sadbhav Engineering, Ltd.*	1,644
2,694	Shriram City Union Finance, Ltd.	34,688
46,272	Shriram Transport Finance Co., Ltd.	387,837
8,357	Sobha, Ltd.	25,168
1,607	SRF, Ltd.	89,825
255,206	State Bank of India*	640,609
269,432	Steel Authority of India, Ltd.*	122,884
7,488	Strides Pharma Science, Ltd.	73,073
79,011	Sun Pharmaceutical Industries, Ltd.	536,093
10,790	Sun TV Network, Ltd.	68,297
3,547	Sundaram Finance, Ltd.	62,397
8,857	Sunteck Realty, Ltd.	33,037
19,260	Tata Chemicals, Ltd.	78,209
88,623	Tata Consumer Products, Ltd.	599,388
383,877	Tata Motors, Ltd.*	694,080
114,010	Tata Steel, Ltd.	554,288
18,822	Tech Mahindra, Ltd.	201,422
1,123	Thermax, Ltd.	10,972
22,198	Thomas Cook India, Ltd.*	8,454
37,503	TV18 Broadcast, Ltd.*	14,614
3,361	UltraTech Cement, Ltd.	183,593
56,007	Union Bank of India*	18,522
1,067,374	UPL, Ltd.	7,251,575
1,848	Vardhman Textiles, Ltd.*	20,088
345,735	Vedanta, Ltd.	644,329
1,853,830	Vodafone Idea, Ltd.*	237,445
39,909	Welspun India, Ltd.	36,242
84,309	Wipro, Ltd.	357,953
3,632	Wockhardt, Ltd.*	14,497
324,058	Yes Bank, Ltd.*	57,977
242,266	Zee Entertainment Enterprises, Ltd.	689,562
2,971	Zensar Technologies, Ltd.	7,732

	Total India	141,917,119

	Indonesia — 1.4%
4,188,200	Adaro Energy Tbk PT	319,463
349,100	AKR Corporindo Tbk PT	59,826
3,996,800	Aneka Tambang Tbk PT	189,365
160,000	Astra Agro Lestari Tbk PT	109,409
1,769,800	Astra International Tbk PT	530,464
2,656,000	Bank Central Asia Tbk PT	4,837,204
104,300	Bank Danamon Indonesia Tbk PT	15,210

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
6,381,300	Bank Mandiri Persero Tbk PT	2,127,100
541,200	Bank Maybank Indonesia Tbk PT	7,420
1,157,800	Bank Negara Indonesia Persero Tbk PT	345,473
928,000	Bank Pan Indonesia Tbk PT*	46,151
1,131,300	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	66,145
956,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	32,790
16,836,700	Bank Rakyat Indonesia Persero Tbk PT	3,439,756
796,500	Bank Tabungan Negara Persero Tbk PT	64,234
1,324,100	Barito Pacific Tbk PT*	70,298
892,900	Bukit Asam Tbk PT	118,213
1,040,000	Bumi Serpong Damai Tbk PT*	51,720
3,683,600	Ciputra Development Tbk PT	159,672
15,100	Gudang Garam Tbk PT*	40,642
756,600	Indah Kiat Pulp & Paper Corp. Tbk PT	456,350
135,500	Indo Tambangraya Megah Tbk PT	74,215
3,700	Indocement Tunggal Prakarsa Tbk PT	2,586
683,500	Indofood Sukses Makmur Tbk PT	328,429
371,800	Japfa Comfeed Indonesia Tbk PT	27,610
544,400	Jaya Real Property Tbk PT	15,073
97,200	Link Net Tbk PT	11,529
2,954,700	Medco Energi Internasional Tbk PT*	67,116
682,000	Media Nusantara Citra Tbk PT*	33,000
705,900	Mitra Adiperkasa Tbk PT*	27,041
131,500	Pabrik Kertas Tjiwi Kimia Tbk PT	53,466
1,351,600	Pakuwon Jati Tbk PT*	32,155
228,200	PP Persero Tbk PT	12,652
1,205,900	Puradelta Lestari Tbk PT	16,208
257,300	Semen Indonesia Persero Tbk PT	158,651
1,350,500	Summarecon Agung Tbk PT*	50,372
26,182,100	Telekomunikasi Indonesia Persero Tbk PT	4,504,447
219,300	United Tractors Tbk PT	336,024
367,100	Vale Indonesia Tbk PT*	87,828
1,419,900	Waskita Karya Persero Tbk PT	47,521
872,100	Wijaya Karya Persero Tbk PT	64,177
855,500	XL Axiata Tbk PT	116,711

	Total Indonesia	19,153,716

	Luxembourg — 0.4%
28,085	Globant SA*	5,033,393
21,502	Kernel Holding SA	222,453

	Total Luxembourg	5,255,846

	Malaysia — 0.5%
285,400	AirAsia Group Bhd*	46,016
370,400	Alliance Bank Malaysia Bhd	195,205
439,400	AMMB Holdings Bhd	317,218
62,100	Axiata Group Bhd	44,085
1,600	Batu Kawan Bhd	5,799
27,700	BIMB Holdings Bhd	23,331

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
81,500	Boustead Holdings Bhd*	12,552
71,300	Bumi Armada Bhd*	4,375
28,500	Cahya Mata Sarawak Bhd	8,436
599,588	CIMB Group Holdings Bhd	444,406
339,700	DRB-Hicom Bhd	170,851
4,900	Eco World Development Group Bhd*	472
631,000	FGV Holdings Bhd	174,624
406,163	Gamuda Bhd	341,116
370,500	Genting Bhd	283,525
827,300	Genting Malaysia Bhd	414,098
12,100	Genting Plantations Bhd	28,827
20,900	Hong Leong Bank Bhd	75,643
44,800	Hong Leong Financial Group Bhd	153,951
793,700	IJM Corp. Bhd	275,040
328,300	IOI Properties Group Bhd	71,498
84,000	KPJ Healthcare Bhd	17,182
131,000	Lotte Chemical Titan Holding Bhd 144A	67,147
72,720	Magnum Bhd	36,749
144,940	Malayan Banking Bhd	251,827
279,100	Malaysia Airports Holdings Bhd	318,357
719,835	Malaysia Building Society Bhd	88,345
158,000	MISC Bhd	285,164
102,700	MMC Corp. Bhd	18,165
89,300	Oriental Holdings Bhd	111,101
69,600	Petronas Chemicals Group Bhd	93,961
11,700	Pos Malaysia Bhd*	2,281
5,100	PPB Group Bhd	23,319
90,400	Public Bank Bhd	341,543
293,600	RHB Bank Bhd	322,886
1,152,800	Sapura Energy Bhd*	27,742
7,800	Scientex Bhd	19,897
705,200	Sime Darby Bhd	422,560
1,138,700	Sime Darby Property Bhd	158,933
588,853	SP Setia Bhd Group	109,112
420,696	Sunway Bhd	138,697
523,700	UEM Sunrise Bhd*	45,999
264,100	UOA Development Bhd	101,687
30,000	Yinson Holdings Bhd	40,428
737,900	YTL Corp. Bhd	119,861

	Total Malaysia	6,254,011

	Marshall Islands — 0.0%
10,988	Atlas Corp.(a)	98,233

	Mexico — 1.6%
10,775	ALEATICA SAB de CV(a)	9,698
775,577	Alfa SAB de CV Class A	481,316
147,998	Alpek SAB de CV(a)	103,712
49,168	Arca Continental SAB de CV	212,278

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
24,518	Banco del Bajio SA* (a) 144A	18,203
1,601	Becle SAB de CV	3,261
2,191,822	Cemex SAB de CV	833,013
130,050	Cemex SAB de CV, ADR	494,190
12,081	Coca-Cola Femsa SAB de CV	49,056
560	Coca-Cola Femsa SAB de CV, ADR	22,803
32,999	El Puerto de Liverpool SAB de CV(a)	93,276
52,116	Fomento Economico Mexicano SAB de CV	293,209
732	Fomento Economico Mexicano SAB de CV, ADR	41,131
599,000	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,813,544
39,702	Grupo Bimbo SAB de CV Series A	73,988
51,326	Grupo Carso SAB de CV Series A-1	104,741
51,304	Grupo Cementos de Chihuahua SAB de CV	238,512
25,451	Grupo Comercial Chedraui SA de CV	27,750
5,136	Grupo Elektra SAB DE CV	279,417
1,325,924	Grupo Financiero Banorte SAB de CV Series O*	4,588,172
228,565	Grupo Financiero Inbursa SAB de CV Series O*	176,944
34,200	Grupo Lala SAB de CV	21,209
327,910	Grupo Mexico SAB de CV Series B	835,975
76,700	Grupo Sanborns SAB de CV	62,539
475,614	Grupo Televisa SAB*	588,815
19,886	Grupo Televisa SAB, ADR*	122,895
76,227	Industrias Bachoco SAB de CV Series B(a)	239,706
14,508	Industrias CH SAB de CV Series B(a)	49,309
32,724	Industrias Penoles SAB de CV	528,369
51,353	Megacable Holdings SAB de CV	148,948
231,985	Orbia Advance Corp. SAB de CV	405,421
14,495	Organizacion Soriana SAB de CV Class B*	9,803
30,476	Promotora y Operadora de Infraestructura SAB de CV*	214,685
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L*	9,464
2,061,190	Wal-Mart de Mexico SAB de CV	4,940,152

	Total Mexico	21,135,504

	Netherlands — 1.3%
125,001	Unilever NV	7,548,998
29,421	X5 Retail Group NV, Reg S, GDR(d)	1,088,577
3,300	X5 Retail Group NV, Reg S (London Exchange), GDR(d)	122,100
136,443	Yandex NV Class A* (a)	8,902,906

	Total Netherlands	17,662,581

	Philippines — 0.2%
90,400	8990 Holdings, Inc.*	12,531
1,291,000	Alliance Global Group, Inc.*	186,407
5,756	Altus Property Ventures, Inc.*	1,122
19,680	Ayala Corp.	279,693
123,100	Ayala Land, Inc.	75,414
122,369	Bank of the Philippine Islands	161,543
72,770	BDO Unibank, Inc.	129,464
285,500	Bloomberry Resorts Corp.	43,049

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
6,590	Cebu Air, Inc.*	5,131
156,200	China Banking Corp.	70,077
217,800	Cosco Capital, Inc.	23,002
1,203,900	DMCI Holdings, Inc.	99,332
33,900	Eagle Cement Corp.*	9,999
204,200	Emperador, Inc.	41,657
160,300	Filinvest Development Corp.	28,436
5,355	GT Capital Holdings, Inc.	42,681
191,740	JG Summit Holdings, Inc.	238,093
7,430	Jollibee Foods Corp.	22,223
416,900	LT Group, Inc.	77,395
2,448,300	Megaworld Corp.*	149,484
221,746	Metropolitan Bank & Trust Co.	174,726
693,000	Nickel Asia Corp.	42,455
90,389	Philippine National Bank*	43,628
1,055	PLDT, Inc.	29,139
95,700	Puregold Price Club, Inc.	96,727
558,300	Robinsons Land Corp.	163,529
130,730	Robinsons Retail Holdings, Inc.	175,277
55,020	San Miguel Corp.	112,242
12,670	San Miguel Food and Beverage, Inc.	16,595
80,330	Security Bank Corp.	152,690
198,600	Semirara Mining & Power Corp. Class A	40,883
4,270	Top Frontier Investment Holdings, Inc.*	10,569
28,020	Union Bank of the Philippines	31,326
1,272,500	Vista Land & Lifescapes, Inc.	89,505

	Total Philippines	2,876,024

	Poland — 0.4%
5,865	Alior Bank SA*	20,357
14,959	Asseco Poland SA	268,897
2,685	Bank Handlowy w Warszawie SA*	25,452
95,985	Bank Millennium SA*	68,618
17,711	Bank Polska Kasa Opieki SA*	230,506
7,436	Cyfrowy Polsat SA*	51,967
42,721	Dino Polska SA*	2,517,062
38,937	Enea SA*	57,403
3,799	Grupa Azoty SA*	23,877
6,244	Grupa Lotos SA	55,700
824	ING Bank Slaski SA*	26,214
14,592	KGHM Polska Miedz SA*	445,344
2,816	mBank SA*	121,195
149,045	PGE Polska Grupa Energetyczna SA*	247,486
76,969	Polski Koncern Naftowy ORLEN SA	912,755
63,627	Powszechna Kasa Oszczednosci Bank Polski SA*	349,045
1,870	Santander Bank Polska SA*	68,970
226,231	Tauron Polska Energia SA*	128,494

	Total Poland	5,619,342

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.8%
782,684	Gazprom PJSC, ADR	3,407,806
513,364	Gazprom PJSC (OTC Exchange), ADR(a)	2,238,267
6,005	LSR Group PJSC, Reg S, GDR(d)	13,121
22,102	LUKOIL PJSC, ADR	1,279,264
8,200	MMC Norilsk Nickel PJSC, ADR(a)	198,030
67,569	MMC Norilsk Nickel PJSC (London Exchange), ADR	1,631,791
93,040	Rosneft Oil Co. PJSC, Reg S, GDR(d)	457,478
12,222	Sberbank of Russia PJSC, ADR*	142,631
101,438	Sberbank of Russia PJSC (London Exchange), ADR*	1,185,303
303,080	VTB Bank PJSC, Reg S, GDR* (d)	252,465
20,403	VTB Bank PJSC, Reg S (London Exchange), GDR* (d)	16,996

	Total Russia	10,823,152

	South Africa — 2.8%
130,037	Absa Group, Ltd.	696,337
12,194	AECI, Ltd.	56,116
39,208	African Rainbow Minerals, Ltd.(a)	454,841
869	Anglo American Platinum, Ltd.	60,593
29,672	AngloGold Ashanti, Ltd.	770,440
87,158	Aspen Pharmacare Holdings, Ltd.*	623,274
29,247	Barloworld, Ltd.	107,765
168,342	Bid Corp., Ltd.	2,606,576
384,805	Bidvest Group, Ltd. (The)(a)	3,186,176
64,400	Capitec Bank Holdings, Ltd.	4,005,232
219,848	Clicks Group, Ltd.	2,930,384
65,938	Discovery, Ltd.	505,683
11,359	Distell Group Holdings, Ltd.	50,053
68,610	Exxaro Resources, Ltd.(a)	512,025
366,394	FirstRand, Ltd.	905,661
74,446	Foschini Group, Ltd. (The)(a)	365,982
2,415	Gold Fields, Ltd.	29,432
84,720	Gold Fields, Ltd., ADR	1,041,209
68,037	Harmony Gold Mining Co., Ltd., ADR* (a)	358,555
55,422	Impala Platinum Holdings, Ltd.(a)	483,348
16,608	Imperial Logistics, Ltd.	37,736
38,754	Investec, Ltd.	73,303
21,750	Italtile, Ltd.	16,391
280,366	KAP Industrial Holdings, Ltd.*	41,181
44,164	Kumba Iron Ore, Ltd.	1,312,317
46,699	Liberty Holdings, Ltd.	158,967
487,162	Life Healthcare Group Holdings, Ltd.	498,260
341,743	Momentum Metropolitan Holdings	317,567
12,457	Motus Holdings, Ltd.*	32,337
3,875	Mr Price Group, Ltd.	30,668
165,842	MTN Group, Ltd.(a)	558,176
16,234	MultiChoice Group	94,280
56,227	Naspers, Ltd. Class N	9,977,933
75,818	Nedbank Group, Ltd.	458,044
121,837	Netcare, Ltd.	94,373

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
19,377	Ninety One, Ltd.*	51,114
7,817	Northam Platinum, Ltd.*	79,782
901,420	Old Mutual, Ltd.	559,875
204,651	Pepkor Holdings, Ltd. 144A	136,679
19,542	PSG Group, Ltd.	53,869
42,112	Reunert, Ltd.	72,282
69,664	Sanlam, Ltd.	217,136
2,183	Santam, Ltd.	31,803
45,730	Sappi, Ltd.*	72,762
45,095	Sasol, Ltd.* (a)	350,297
8,988	Sasol, Ltd., ADR* (a)	68,309
18,432	Shoprite Holdings, Ltd.(a)	151,003
193,403	Sibanye Stillwater, Ltd.(a)	537,076
161,774	Standard Bank Group, Ltd.	1,047,845
36,699	Telkom SA SOC, Ltd.	57,711
16,826	Tiger Brands, Ltd.	192,440
34,879	Tongaat Hulett, Ltd.*	12,651
45,872	Transaction Capital, Ltd.	59,595
21,813	Truworths International, Ltd.(a)	40,762
29,281	Vodacom Group, Ltd.	216,395

	Total South Africa	37,460,601

	South Korea — 8.2%
785	Binggrae Co., Ltd.	39,602
99,703	BNK Financial Group, Inc.	431,379
2,348	CJ CheilJedang Corp.	793,040
5,394	CJ Corp.	374,513
870	CJ ENM Co., Ltd.	105,858
809	CJ Logistics Corp.*	122,785
10,165	Daeduck Co., Ltd.	53,541
5,542	Daeduck Electronics Co., Ltd.*	50,468
2,932	Daekyo Co., Ltd.	9,778
30,324	Daelim Industrial Co., Ltd.	2,006,907
11,002	Daesang Corp.	244,593
30,023	Daewoo Engineering & Construction Co., Ltd.*	71,496
3,025	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	61,561
4,258	Daishin Securities Co., Ltd.	43,873
14,584	Daou Technology, Inc.	267,488
17,794	DB Insurance Co., Ltd.	687,720
86,845	DGB Financial Group, Inc.	407,678
803	Dong-A ST Co., Ltd.	63,650
6,721	Dongkuk Steel Mill Co., Ltd.*	36,435
184	Dongwon F&B Co., Ltd.	26,904
637	Dongwon Industries Co., Ltd.	113,838
17,953	Doosan Bobcat, Inc.	412,942
2,955	Doosan Co., Ltd.	118,377
1,787	Doosan Fuel Cell Co., Ltd.*	65,857
2,913	Doosan Heavy Industries & Construction Co., Ltd.*	33,128
66,417	Doosan Infracore Co., Ltd.* (a)	498,057

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
985	Doosan Solus Co., Ltd.*	33,269
51,897	Douzone Bizon Co., Ltd.	4,637,227
7,498	E-MART, Inc.	907,197
20,632	GS Engineering & Construction Corp.	426,048
11,678	GS Holdings Corp.	309,549
1,043	GS Home Shopping, Inc.	114,868
4,503	GS Retail Co., Ltd.	128,987
620	Halla Holdings Corp.	16,461
49,984	Hana Financial Group, Inc.	1,200,984
6,945	Handsome Co., Ltd.	179,638
442	Hanil Holdings Co., Ltd.	16,686
1,001	Hanjin Transportation Co., Ltd.	36,847
26,719	Hankook Tire & Technology Co., Ltd.	719,665
379	Hansae Co., Ltd.	5,833
1,735	Hansol Chemical Co., Ltd.	221,789
776	Hansol Paper Co., Ltd.	9,256
11,140	Hanwha Aerospace Co., Ltd.*	241,946
14,190	Hanwha Corp.	305,155
106,293	Hanwha Life Insurance Co., Ltd.	138,604
36,127	Hanwha Solutions Corp.	1,187,758
19,079	Harim Holdings Co., Ltd.	106,855
3,349	HDC Holdings Co., Ltd.	30,354
8,362	HDC Hyundai Development Co-Engineering & Construction	151,939
1,275	Huchems Fine Chemical Corp.	22,458
111	Hyosung Chemical Corp.	11,769
3,397	Hyosung Corp.	212,040
413	Hyosung TNC Co., Ltd.	45,379
1,793	Hyundai Construction Equipment Co., Ltd.*	40,628
4,891	Hyundai Department Store Co., Ltd.	235,454
16,209	Hyundai Engineering & Construction Co., Ltd.	422,030
719	Hyundai Glovis Co., Ltd.	88,530
22,628	Hyundai Greenfood Co., Ltd.	143,565
1,587	Hyundai Heavy Industries Holdings Co., Ltd.	295,824
2,815	Hyundai Home Shopping Network Corp.	171,620
22,088	Hyundai Marine & Fire Insurance Co., Ltd.	422,118
8,249	Hyundai Mipo Dockyard Co., Ltd.	209,487
20,909	Hyundai Mobis Co., Ltd.	4,112,074
19,477	Hyundai Motor Co.	2,972,761
29,265	Hyundai Steel Co.	615,578
8,365	Hyundai Wia Corp.	289,682
49,493	Industrial Bank of Korea	338,982
5,328	IS Dongseo Co., Ltd.	186,104
63,062	JB Financial Group Co., Ltd.	243,728
11,849	Kakao Corp.	3,692,997
57,989	KB Financial Group, Inc.	1,861,896
2,600	KB Financial Group, Inc., ADR(a)	83,512
1,703	KCC Corp.	212,602
1,587	KEPCO Plant Service & Engineering Co., Ltd.	36,707
43,618	Kia Motors Corp.	1,749,196

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,141	KIWOOM Securities Co., Ltd.	182,154
8,959	Kolon Industries, Inc.	289,185
6,176	Korea Asset In Trust Co., Ltd.	19,275
7,407	Korea Investment Holdings Co., Ltd.	459,177
2,285	Korea Line Corp.*	33,020
1,596	Korea Petrochemical Ind Co., Ltd.	227,220
32,394	Korea Real Estate Investment & Trust Co., Ltd.	48,750
4,254	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	300,817
364	Korea Zinc Co., Ltd.	117,183
28,223	Korean Air Lines Co., Ltd.*	454,898
47,417	Korean Reinsurance Co.	302,058
4,315	KT Skylife Co., Ltd.	34,387
1,911	Kumho Industrial Co., Ltd.	10,817
2,601	Kumho Petrochemical Co., Ltd.	244,643
33,269	Kumho Tire Co., Inc.*	104,543
3,471	LF Corp.	39,770
4,056	LG Chem, Ltd.	2,268,169
2,708	LG Corp.	171,580
39,598	LG Display Co., Ltd.*	519,734
17,609	LG Electronics, Inc.	1,380,714
813	LG Hausys, Ltd.	39,277
6,543	LG Household & Health Care, Ltd.	8,101,124
9,538	LG Innotek Co., Ltd.	1,264,121
4,910	LG International Corp.	64,865
35,705	LG Uplus Corp.	351,097
1,034	LIG Nex1 Co., Ltd.	28,425
2,136	Lock&Lock Co., Ltd.*	19,725
2,783	Lotte Chemical Corp.	467,601
1,830	Lotte Chilsung Beverage Co., Ltd.	140,829
482	Lotte Confectionery Co., Ltd.	41,832
5,740	Lotte Corp.	140,371
7,115	Lotte Fine Chemical Co., Ltd.	302,061
40	Lotte Food Co., Ltd.	10,244
4,985	Lotte Himart Co., Ltd.	129,154
3,942	Lotte Shopping Co., Ltd.	264,598
6,096	LS Corp.	273,655
1,230	LS Electric Co., Ltd.	59,423
4,412	Mando Corp.	134,492
14,919	Meritz Financial Group, Inc.	116,214
7,767	Meritz Fire & Marine Insurance Co., Ltd.	85,341
110,816	Meritz Securities Co., Ltd.	307,480
32,691	Mirae Asset Daewoo Co., Ltd.	237,041
27,209	Mirae Asset Life Insurance Co., Ltd.	89,223
2,471	Namhae Chemical Corp.	17,326
31,875	NAVER Corp.	8,081,178
2,237	NCSoft Corp.	1,541,703
8,234	Nexen Tire Corp.	37,667
49,662	NH Investment & Securities Co., Ltd.	388,124
1,141	NHN Corp.*	72,587

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,544	NICE Holdings Co., Ltd.	39,590
450	NongShim Co., Ltd.	120,821
5,227	OCI Co., Ltd.*	254,758
12,241	Orion Holdings Corp.	127,172
53,377	Pan Ocean Co., Ltd.*	156,092
2,500	Paradise Co., Ltd.	29,393
9,343	Poongsan Corp.	190,135
11,637	POSCO	1,950,280
13,167	Posco International Corp.	150,866
1,276	S&T Motiv Co., Ltd.	55,426
3,569	Samsung C&T Corp.	320,432
10,400	Samsung Card Co., Ltd.	250,774
383,577	Samsung Electronics Co., Ltd.	19,088,654
1,400	Samsung Electronics Co., Ltd., GDR(c)	1,773,800
4,455	Samsung Electronics Co., Ltd., Reg S (London Exchange), GDR(d)	5,644,485
4,055	Samsung Fire & Marine Insurance Co., Ltd.	631,047
11,648	Samsung Heavy Industries Co., Ltd.*	53,086
11,402	Samsung Life Insurance Co., Ltd.	594,717
22,443	Samsung Securities Co., Ltd.	587,222
1,020	Samyang Corp.	47,446
1,183	Samyang Holdings Corp.	64,739
2,096	Sebang Global Battery Co., Ltd.	49,465
166,009	Shinhan Financial Group Co., Ltd.	3,917,784
2,572	Shinsegae, Inc.	467,336
1,161	Shinyoung Securities Co., Ltd.	46,460
513	Sindoh Co., Ltd.	9,519
121	SK Chemicals Co., Ltd.	30,677
5,863	SK Discovery Co., Ltd.	320,347
1,422	SK Gas, Ltd.	118,307
1,354	SK Holdings Co., Ltd.	229,815
11,034	SK Hynix, Inc.	792,523
6,887	SK Innovation Co., Ltd.	818,549
56,615	SK Networks Co., Ltd.	230,188
580	SKC Co., Ltd.	41,163
6,679	SL Corp.	80,810
8,544	Soulbrain Co., Ltd.*	1,583,142
188	Taekwang Industrial Co., Ltd.	104,811
6,008	Taeyoung Engineering & Construction Co., Ltd.	50,807
14,048	Tongyang Life Insurance Co., Ltd.	36,817
5,793	TY Holdings Co., Ltd.*	121,111
89,769	Woori Financial Group, Inc.	658,587
154	Young Poong Corp.	61,758
11,364	Youngone Corp.	269,160
1,753	Youngone Holdings Co., Ltd.	55,386
39,391	Yuanta Securities Korea Co., Ltd.*	92,962

	Total South Korea	109,318,395

	Spain — 0.0%
16,331	CEMEX Latam Holdings SA*	11,885

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 13.7%
822,000	Acer, Inc.	703,874
92,000	Aerospace Industrial Development Corp.	90,056
16,991	Arcadyan Technology Corp.	49,925
74,000	Ardentec Corp.	83,423
278,000	ASE Technology Holding Co., Ltd.	568,248
324,000	Asia Cement Corp.	464,264
32,000	Asia Optical Co., Inc.	71,155
34,000	Asia Vital Components Co., Ltd.	78,772
404,000	Asustek Computer, Inc.	3,536,151
2,760,000	AU Optronics Corp.*	1,067,330
71,000	Brighton-Best International Taiwan, Inc.*	62,758
537,140	Capital Securities Corp.	199,374
201,960	Career Technology MFG. Co., Ltd.	188,278
89,000	Catcher Technology Co., Ltd.	557,748
2,095,058	Cathay Financial Holding Co., Ltd.	2,792,253
260,000	Cathay Real Estate Development Co., Ltd.	174,159
445,290	Chang Hwa Commercial Bank, Ltd.	266,756
27,000	Charoen Pokphand Enterprise	61,902
335,000	Cheng Loong Corp.	364,935
69,000	Cheng Shin Rubber Industry Co., Ltd.	87,912
163,000	Cheng Uei Precision Industry Co., Ltd.	230,188
35,110	Chicony Electronics Co., Ltd.	101,953
90,000	Chilisin Electronics Corp.	307,334
48,000	Chin-Poon Industrial Co., Ltd.	48,146
1,022,000	China Airlines, Ltd.*	292,181
266,000	China Bills Finance Corp.	133,634
2,400,000	China Development Financial Holding Corp.	705,200
854,335	China Life Insurance Co., Ltd.	585,545
332,260	China Man-Made Fiber Corp.*	86,845
70,800	China Motor Corp.*	102,672
460,950	China Petrochemical Development Corp.	133,214
13,000	China Steel Chemical Corp.	40,936
1,711,000	China Steel Corp.	1,208,133
238,000	Chipbond Technology Corp.	521,000
264,944	ChipMOS Technologies, Inc.	261,175
26,000	Chong Hong Construction Co., Ltd.	71,818
112,000	Chung Hung Steel Corp.*	36,080
1,334,000	Compal Electronics, Inc.	877,450
148,000	Compeq Manufacturing Co., Ltd.	208,238
178,000	Coretronic Corp.	205,276
2,539,000	CTBC Financial Holding Co., Ltd.	1,613,065
80,000	CTCI Corp.	107,865
531,000	Delta Electronics, Inc.	3,465,196
1,128,000	E Ink Holdings, Inc.	1,483,903
6,333,799	E.Sun Financial Holding Co., Ltd.	5,598,552
322,100	Elite Material Co., Ltd.	1,623,735
7,688	Ennoconn Corp.	61,187
77,000	EnTie Commercial Bank Co., Ltd.	38,019
115,000	Epistar Corp.*	140,365

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
128,740	Eternal Materials Co., Ltd.	145,578
741,208	Eva Airways Corp.	272,559
236,000	Evergreen International Storage & Transport Corp.	110,821
750,060	Evergreen Marine Corp. Taiwan, Ltd.*	410,484
180,000	Everlight Electronics Co., Ltd.	229,957
435,000	Far Eastern Department Stores, Ltd.	366,480
1,054,504	Far Eastern International Bank	373,202
476,000	Far Eastern New Century Corp.	415,814
11,000	Far EasTone Telecommunications Co., Ltd.	23,168
135,000	Farglory Land Development Co., Ltd.	211,855
55,000	Feng Hsin Steel Co., Ltd.	106,156
286,082	First Financial Holding Co., Ltd.	202,990
380,000	FLEXium Interconnect, Inc.	1,594,158
33,000	Formosa Advanced Technologies Co., Ltd.	39,766
264,000	Formosa Chemicals & Fibre Corp.	617,112
50,000	Formosa Petrochemical Corp.	138,112
182,000	Formosa Plastics Corp.	493,930
7,000	Formosa Sumco Technology Corp.	25,378
263,000	Formosa Taffeta Co., Ltd.	283,777
293,000	Foxconn Technology Co., Ltd.	521,010
923,000	Fubon Financial Holding Co., Ltd.	1,335,326
7,000	Fusheng Precision Co., Ltd.	42,418
48,000	Getac Technology Corp.	75,658
23,000	Giant Manufacturing Co., Ltd.	216,404
583,000	Gigabyte Technology Co., Ltd.	1,519,802
2,000	Globalwafers Co., Ltd.	26,518
51,000	Gold Circuit Electronics, Ltd.*	78,537
131,000	Grand Pacific Petrochemical*	84,131
5,000	Grape King Bio, Ltd.	29,176
80,298	Great Wall Enterprise Co., Ltd.	117,139
45,000	Greatek Electronics, Inc.	76,290
137,274	Hannstar Board Corp.	185,800
801,000	HannStar Display Corp.*	234,531
63,800	Highwealth Construction Corp.	94,724
16,000	Holy Stone Enterprise Co., Ltd.	55,797
3,936,200	Hon Hai Precision Industry Co., Ltd.	10,519,366
17,000	Hota Industrial Manufacturing Co., Ltd.	55,587
470,060	Hua Nan Financial Holdings Co., Ltd.	286,464
32,000	Huaku Development Co., Ltd.	95,242
80,880	Hung Sheng Construction, Ltd.*	49,290
892,740	IBF Financial Holdings Co., Ltd.	362,188
2,696,000	Innolux Corp.*	872,230
309,809	International CSRC Investment Holdings Co.	209,663
164,000	Inventec Corp.	127,125
424,614	Jih Sun Financial Holdings Co., Ltd.	161,272
79,040	Kenda Rubber Industrial Co., Ltd.	80,645
19,000	Kerry TJ Logistics Co., Ltd.	24,962
80,000	Kindom Development Co., Ltd.	108,004
4,000	King Slide Works Co., Ltd.	38,671

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
153,000	King Yuan Electronics Co., Ltd.	161,125
370,000	King’s Town Bank Co., Ltd.	472,688
493,000	Kinpo Electronics	178,734
123,000	Kinsus Interconnect Technology Corp.	279,874
3,000	Largan Precision Co., Ltd.	348,042
178,000	Lite-On Technology Corp., ADR	283,330
260,076	Longchen Paper & Packaging Co., Ltd.	150,413
88,000	Lotes Co., Ltd.	1,400,732
12,000	Lotus Pharmaceutical Co., Ltd.*	33,395
26,000	Lung Yen Life Service Corp.	48,208
119,000	Macronix International	131,277
8,000	Marketech International Corp.	28,589
530,000	MediaTek, Inc.	11,108,004
744,000	Mega Financial Holding Co., Ltd.	714,150
161,128	Mercuries & Associates Holding, Ltd.	119,892
470,445	Mercuries Life Insurance Co., Ltd.*	146,841
21,000	Merry Electronics Co., Ltd.	107,313
929,200	Micro-Star International Co., Ltd.	4,267,095
15,000	Namchow Holdings Co., Ltd.	21,804
47,000	Nan Kang Rubber Tire Co., Ltd.	68,970
211,000	Nan Ya Plastics Corp.	433,482
69,000	Nan Ya Printed Circuit Board Corp.*	281,127
44,000	Nantex Industry Co., Ltd.	75,810
106,000	Nanya Technology Corp.	210,448
421,000	Novatek Microelectronics Corp.	3,859,385
473,000	O-Bank Co., Ltd.	109,749
94,000	Oriental Union Chemical Corp.	52,417
291,000	Pegatron Corp.	641,040
140,000	Phison Electronics Corp.	1,278,572
10,000	Pixart Imaging, Inc.	61,460
705,000	Pou Chen Corp.	636,550
47,000	Powertech Technology, Inc.	140,049
121,380	President Securities Corp.	65,170
58,000	Primax Electronics, Ltd.	85,612
378,000	Prince Housing & Development Corp.	140,305
626,000	Qisda Corp., ADR	399,869
5,000	Quang Viet Enterprise Co., Ltd.	19,249
107,000	Quanta Computer, Inc.	279,304
445,200	Radiant Opto-Electronics Corp.	1,698,591
79,560	Radium Life Tech Co., Ltd.	27,608
245,000	Realtek Semiconductor Corp.	3,117,274
25,000	Ruentex Industries, Ltd.	55,849
136,000	Sanyang Motor Co., Ltd.	105,186
31,000	Sercomm Corp.	77,495
62,000	Shanghai Commercial & Savings Bank, Ltd. (The)	83,168
95,000	Shihlin Electric & Engineering Corp.	155,808
2,258,574	Shin Kong Financial Holding Co., Ltd.	626,992
24,990	Shin Zu Shing Co., Ltd.	120,368
508,000	Shinkong Synthetic Fibers Corp.	192,065

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
43,342	Sigurd Microelectronics Corp.	56,493
135,000	Simplo Technology Co., Ltd.	1,396,053
33,000	Sino-American Silicon Products, Inc.	110,296
1,574,480	SinoPac Financial Holdings Co., Ltd.	589,846
34,000	Sinyi Realty, Inc.	33,458
18,000	Standard Foods Corp.	37,787
187,000	Synnex Technology International Corp.	266,663
5,000	Systex Corp.	14,208
334,080	TA Chen Stainless Pipe	226,665
1,201,366	Taichung Commercial Bank Co., Ltd.	443,844
1,814,655	Taishin Financial Holding Co., Ltd.	802,002
1,793,939	Taiwan Business Bank	590,918
1,726,929	Taiwan Cement Corp.	2,468,575
893,097	Taiwan Cooperative Financial Holding Co., Ltd.	601,319
397,000	Taiwan Glass Industry Corp.*	166,548
81,000	Taiwan Hon Chuan Enterprise Co., Ltd.	153,543
33,000	Taiwan Paiho, Ltd.	77,025
1,805,000	Taiwan Semiconductor Manufacturing Co., Ltd.	26,985,878
498,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,372,860
28,280	Taiwan Shin Kong Security Co., Ltd.	35,445
26,000	Taiwan Surface Mounting Technology Corp.	93,364
18,000	Taiwan Union Technology Corp.	69,608
52,000	Tatung Co., Ltd.*	30,164
595,000	Teco Electric and Machinery Co., Ltd.	613,243
330,000	Ton Yi Industrial Corp.*	113,715
15,000	Tong Hsing Electronic Industries, Ltd.	68,883
100,000	Tong Yang Industry Co., Ltd.	123,610
25,000	Topco Scientific Co., Ltd.	98,405
20,000	Transcend Information, Inc.	43,367
353,000	Tripod Technology Corp.	1,340,722
170,000	TSRC Corp.	103,895
17,000	TTY Biopharm Co., Ltd.	39,034
339,000	Tung Ho Steel Enterprise Corp.	333,592
49,000	TXC Corp.	122,153
212,000	U-Ming Marine Transport Corp.	219,232
3,079,000	Uni-President Enterprises Corp.	6,644,482
80,000	Unimicron Technology Corp.	205,511
652,247	Union Bank Of Taiwan	224,307
83,700	Unitech Printed Circuit Board Corp.	61,123
1,709,000	United Microelectronics Corp.	1,684,689
149,887	UPC Technology Corp.	64,691
420,780	USI Corp.	228,100
61,000	Wafer Works Corp.	71,927
34,000	Wah Lee Industrial Corp.	65,624
1,163,000	Walsin Lihwa Corp.	644,505
19,000	Walsin Technology Corp.	101,357
252,000	Wan Hai Lines, Ltd.	184,897
960,000	Winbond Electronics Corp.	462,399
806,447	Wistron Corp.	829,781

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
41,560	Wistron NeWeb Corp.	109,633
390,720	WPG Holdings, Ltd.	524,791
159,000	WT Microelectronics Co., Ltd.	206,697
9,000	Yageo Corp.	109,229
459,000	Yang Ming Marine Transport Corp.*	153,729
527,000	YFY, Inc.	312,976
318,331	Yieh Phui Enterprise Co., Ltd.*	107,825
1,532,960	Yuanta Financial Holding Co., Ltd.	942,155
16,610	Yulon Finance Corp.	56,778
435,000	Yulon Motor Co., Ltd.*	344,702

	Total Taiwan	183,788,244

	Thailand — 0.9%
2,495,700	Airports of Thailand PCL Class F	4,449,927
606,100	AP Thailand PCL Class F	109,983
427,600	Bangchak Corp. PCL Class F	202,414
50,100	Bangkok Bank PCL, NVDR	151,782
876,200	Bangkok Land PCL Class F	27,375
251,700	Bangkok Life Assurance PCL, NVDR	139,800
1,917,900	Banpu PCL Class F	351,048
46,300	Berli Jucker PCL Class F	53,697
69,300	CH Karnchang PCL Class F	37,179
163,200	Charoen Pokphand Foods PCL Class F	144,208
17,100	Delta Electronics Thailand PCL Class F	84,454
128,800	Esso Thailand PCL Class F*	24,591
21,100	GFPT PCL Class F	8,190
216,000	Hana Microelectronics PCL Class F	296,521
189,000	Indorama Ventures PCL Class F	125,851
2,165,000	IRPC PCL Class F	131,181
98,600	Kasikornbank PCL, NVDR	239,596
147,700	Kasikornbank PCL Class F	357,743
121,500	Kiatnakin Phatra Bank PCL Class F	142,828
575,700	Krung Thai Bank PCL Class F	161,696
139,600	MBK PCL Class F	53,307
173,678	Minor International PCL Class F*	109,619
251,100	Pruksa Holding PCL Class F	85,582
188,200	PTT Exploration & Production PCL Class F	469,201
324,800	PTT Global Chemical PCL Class F	402,316
628,500	PTT PCL Class F	644,615
2,281,600	Quality Houses PCL Class F	158,407
30,500	Siam Cement PCL (The) Class F	309,933
6,000	Siam City Cement PCL Class F	22,627
140,300	Siam Commercial Bank PCL (The) Class F	287,795
62,100	Sri Trang Agro-Industry PCL Class F*	51,934
594,200	Star Petroleum Refining PCL Class F	104,073
661,900	Supalai PCL Class F	323,770
64,600	Thai Airways International PCL Class F*	6,605
333,600	Thai Oil PCL Class F	336,890
231,000	Thai Union Group PCL Class F	102,059

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
125,500	Thanachart Capital PCL Class F	114,856
7,900	Tisco Financial Group PCL Class F	15,894
5,275,336	TMB Bank PCL Class F	148,167
1,080,600	TPI Polene PCL Class F	45,696
598,500	TPI Polene Power PCL Class F	78,195
3,034,100	True Corp. PCL Class F	296,827
50,400	Vinythai PCL Class F	36,264
572,900	WHA Corp. PCL Class F	50,985

	Total Thailand	11,495,681

	Turkey — 0.6%
382,463	Akbank T.A.S.*	255,665
9,640	Anadolu Efes Biracilik Ve Malt Sanayii AS	25,876
7,339	Arcelik AS*	23,625
2,040,492	Aselsan Elektronik Sanayi Ve Ticaret AS	5,117,022
150,282	BIM Birlesik Magazalar AS	1,357,661
377,430	Dogan Sirketler Grubu Holding AS	116,107
89,241	Enka Insaat ve Sanayi AS	81,548
67,443	Eregli Demir ve Celik Fabrikalari TAS	82,814
23,713	KOC Holding AS	45,154
863	Pegasus Hava Tasimaciligi AS*	5,175
16,306	Selcuk Ecza Deposu Ticaret ve Sanayi AS	18,160
30,173	Soda Sanayii AS	32,507
9,675	TAV Havalimanlari Holding AS	19,352
13,791	Tekfen Holding AS	26,529
218,592	Trakya Cam Sanayii AS	135,908
73,745	Turk Hava Yollari AO*	100,507
96,072	Turkiye Garanti Bankasi AS*	88,538
226,963	Turkiye Halk Bankasi AS*	151,129
190,164	Turkiye Is Bankasi AS Class C*	132,056
113,221	Turkiye Sise ve Cam Fabrikalari AS	107,576
170,595	Turkiye Vakiflar Bankasi TAO Series D*	91,673
9,434	Vestel Elektronik Sanayi ve Ticaret AS*	21,270
421,480	Yapi ve Kredi Bankasi AS*	116,528

	Total Turkey	8,152,380

	United Kingdom — 1.1%
206,744	GlaxoSmithKline Plc	3,880,885
234,060	Mondi Plc	4,961,007
474,702	Network International Holdings Plc*	1,676,614
172,967	Polymetal International Plc	3,777,920

	Total United Kingdom	14,296,426

	United States — 2.7%
68,458	Colgate-Palmolive Co.	5,281,535
39,579	Johnson & Johnson	5,892,522
6,577	MercadoLibre, Inc.*	7,119,471
22,004	Microsoft Corp.	4,628,101

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
44,309	PepsiCo, Inc.	6,141,227
24,624	Waters Corp.*	4,818,424
43,967	Yum China Holdings, Inc.	2,328,053

	Total United States	36,209,333

	TOTAL COMMON STOCKS (COST $1,109,771,945)	1,182,428,959

	PREFERRED STOCKS — 1.6%

	Brazil — 0.8%
1,461,269	Banco Bradesco SA, 8.33%	5,032,109
501,044	Gerdau SA, 0.32%	1,848,986
155,856	Itau Unibanco Holding SA, 5.32%	622,157
822,102	Petroleo Brasileiro SA, 3.15%	2,860,208
166,200	Usinas Siderurgicas de Minas Gerais SA, 0.43% Series A	295,751

	Total Brazil	10,659,211

	Colombia — 0.0%
15,537	Grupo Argos SA, 3.88%	39,988
15,334	Grupo de Inversiones Suramericana SA, 3.39%	73,600

	Total Colombia	113,588

	South Korea — 0.8%
234,033	Samsung Electronics Co., Ltd., 2.06%	10,105,743

	TOTAL PREFERRED STOCKS (COST $24,754,075)	20,878,542

	RIGHTS — 0.0%

	Hong Kong — 0.0%
6,315	Legend Holdings Corp., Class H* (b) (e)	—

	India — 0.0%
1,566	EIH, Ltd. Expires 10/09/20*	311

	South Korea — 0.0%
403	Hanjin Transportation Co., Ltd. Expires 10/20/20* (b)	2,274

	Thailand — 0.0%
4,298	Siam Cement PCL (The)* (b) (e)	—

	TOTAL RIGHTS (COST $—)	2,585

	WARRANT — 0.0%

	Thailand — 0.0%
7,894	Minor International PCL*	1,856

	TOTAL WARRANT (COST $—)	1,856

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.3%

		Mutual Fund - Securities Lending Collateral — 0.3%
4,633,703		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f) (g)	4,633,703

		TOTAL SHORT-TERM INVESTMENT (COST $4,633,703)	4,633,703

		TOTAL INVESTMENTS — 90.2% (Cost $1,139,159,723)	1,207,945,645

		Other Assets and Liabilities (net) — 9.8%	131,185,281

		NET ASSETS — 100.0%	$1,339,130,926

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $89,933 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2020 was $124,259.

	(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $1,846,427, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.

	(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	(e)	Level 3—significant unobservable inputs were used in determining the value of this portfolio security.

	(f)	The rate disclosed is the 7-day net yield as of September 30, 2020.

	(g)	Represents an investment of securities lending cash collateral.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $8,536,867 which represents 0.6% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

At September 30, 2020, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Samsung Electronics Co., Ltd.	11/12/19	USD	1,400	$1,551,524	$1,773,800
Shandong Gold Mining Co., Ltd. Class H	09/02/20	HKD	29,500	83,279	72,627

					$1,846,427

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
623	MSCI Emerging Markets E-mini Index	Dec 2020	$33,906,775	$(57,020)

Currency Abbreviations

HKD	— Hong Kong Dollar
USD	— U.S. Dollar

Other Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
OTC	— Over-The-Counter

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	18.3
Communications	16.5
Technology	15.8
Consumer, Non-cyclical	10.9
Industrial	9.1
Consumer, Cyclical	8.4
Energy	5.2
Basic Materials	5.0
Utilities	0.6
Diversified	0.1
Short-Term Investment	0.3
Other Assets and Liabilities (net)	9.8

100.0%

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.6%

	Australia — 1.7%
17,915	Ansell, Ltd.	476,385
42,400	Cochlear, Ltd.	6,017,258
49,233	Coles Group, Ltd.	599,892
376,866	Evolution Mining, Ltd.	1,553,182
124,341	Newcrest Mining, Ltd.	2,784,152
25,320	Northern Star Resources, Ltd.	247,540
199,894	Ramelius Resources, Ltd.	296,577
301,629	Regis Resources, Ltd.	1,083,125
31,716	Saracen Mineral Holdings, Ltd.*	117,527
329,851	Sonic Healthcare, Ltd.	7,839,708
142,363	Westgold Resources, Ltd.*	240,811
12,756	Woolworths Group, Ltd.	333,075

	Total Australia	21,589,232

	Austria — 0.2%
24,241	EVN AG	405,926
6,923	Flughafen Wien AG*	180,225
15,021	Oesterreichische Post AG(a)	505,533
34,645	Telekom Austria AG Class A	244,978
41,396	UNIQA Insurance Group AG	249,997
40,298	Vienna Insurance Group AG Wiener Versicherung Gruppe	896,909

	Total Austria	2,483,568

	Belgium — 0.2%
28,446	Colruyt SA	1,846,656

	Bermuda — 1.2%
141,500	CK Infrastructure Holdings, Ltd.	660,029
129,500	Dairy Farm International Holdings, Ltd.	488,215
342,000	Emperor International Holdings, Ltd.	51,190
29,731	Enstar Group, Ltd.*	4,801,556
8,414	Everest Re Group, Ltd.	1,662,102
38,529	Genpact, Ltd.	1,500,704
151,000	Kerry Logistics Network, Ltd.	271,995
362,124	Pacific Century Premium Developments, Ltd.*	94,853
300,000	Regal Hotels International Holdings, Ltd.	111,871
15,373	RenaissanceRe Holdings, Ltd.	2,609,413
120,500	SmarTone Telecommunications Holdings, Ltd.	63,904
7,500	Soundwill Holdings, Ltd.	6,532
58,000	Transport International Holdings, Ltd.	106,121
149,400	VTech Holdings, Ltd.	929,172
1,100	White Mountains Insurance Group, Ltd.	856,900
3,000	Wing On Co. International, Ltd.	6,588
32,000	Wing Tai Properties, Ltd.	15,443

	Total Bermuda	14,236,588

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — 5.4%
12,000	Alimentation Couche-Tard, Inc. Class B	416,575
32,812	Atco, Ltd. Class I	945,487
70,200	B2Gold Corp.	455,650
26,000	Bank of Montreal	1,515,134
32,400	Bank of Nova Scotia (The)	1,341,844
48,301	BCE, Inc.	2,003,042
5,689	Canadian Imperial Bank of Commerce	423,901
75,161	Canadian National Railway Co.	7,979,473
27,600	Canadian Pacific Railway, Ltd.	8,402,268
2,719	Canadian Utilities, Ltd. Class A	64,649
98,789	Centerra Gold, Inc.	1,145,605
3,400	Cogeco Communications, Inc.	277,931
6,400	Cogeco, Inc.	421,875
3,102	Constellation Software, Inc.	3,436,131
19,000	Dundee Precious Metals, Inc.	135,699
77,300	Empire Co., Ltd. Class A	2,236,680
29,600	George Weston, Ltd.	2,169,670
128,484	Intact Financial Corp.	13,714,579
42,100	Loblaw Cos., Ltd.	2,197,741
3,600	Metro, Inc.	172,191
47,200	National Bank of Canada	2,337,120
39,300	North West Co., Inc. (The)(a)	1,070,949
171,567	OceanaGold Corp.*	263,307
18,400	Osisko Gold Royalties, Ltd.(a)	216,957
20,900	Quebecor, Inc. Class B	521,190
27,800	Rogers Communications, Inc. Class B	1,099,305
29,800	Royal Bank of Canada	2,085,721
90,900	Shaw Communications, Inc. Class B	1,653,655
45,500	SSR Mining, Inc.* (a)	849,485
7,331	Timbercreek Financial Corp.(a)	45,827
34,600	Torex Gold Resources, Inc.*	487,754
58,070	Waste Connections, Inc.	6,027,666
114,600	Yamana Gold, Inc.	649,464

	Total Canada	66,764,525

	Cayman Islands — 0.8%
33,200	Alibaba Group Holding, Ltd., ADR*	9,760,136
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	30,523

	Total Cayman Islands	9,790,659

	Denmark — 0.4%
3,247	Carlsberg AS Class B	437,861
2,224	Coloplast AS Class B	351,586
5,849	Genmab AS*	2,119,286
33,118	Novo Nordisk AS Class B	2,292,213
2,693	Schouw & Co. AS	261,335
5,230	Spar Nord Bank AS*	39,095

	Total Denmark	5,501,376

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.4%
29,823	Aktia Bank OYJ*	323,141
13,028	Elisa OYJ	768,142
129,444	Kesko OYJ Class B	3,339,437
1,759	Lassila & Tikanoja OYJ	26,732
18,684	Orion OYJ Class B	847,252
50,685	Raisio OYJ Class V	182,765

	Total Finland	5,487,469

	France — 4.0%
1,502	BioMerieux	235,665
1,791	Boiron SA	85,794
161,840	Bureau Veritas SA*	3,655,197
1,047	Caisse Regionale de Credit Agricole Mutuel Brie Picardie*	23,939
6,922	Caisse Regionale de Credit Agricole Mutuel Nord de France*	144,078
139,060	Carrefour SA	2,228,335
20,538	Casino Guichard Perrachon SA* (a)	499,741
7,826	Danone SA	506,763
130,091	Edenred	5,857,969
5,600	IPSOS	140,202
39,146	Lagardere SCA* (a)	969,505
470	LNA Sante SA	26,152
552	Manutan International	33,919
36,602	Metropole Television SA*	437,798
192,157	Orange SA	2,001,858
137,391	Rubis SCA	5,516,462
109,093	Safran SA*	10,802,237
21,631	Sanofi	2,164,447
1,283	Sartorius Stedim Biotech	443,229
304	Savencia SA*	18,894
2,079	Suez SA	38,531
97,444	Veolia Environnement SA	2,104,812
1,091	Vetoquinol SA	89,555
10	Vilmorin & Cie SA	585
114,259	Vinci SA	9,582,670
478	Virbac SA*	110,760
72,927	Vivendi SA	2,035,325

	Total France	49,754,422

	Germany — 1.4%
9,941	Beiersdorf AG	1,130,760
115,656	Brenntag AG	7,364,387
158,790	Deutsche Telekom AG	2,660,872
15,920	Freenet AG	322,407
3,385	Hornbach Holding AG & Co. KGaA	395,354
2,377	KWS Saat SE & Co. KGaA	200,692
2,128	McKesson Europe AG*	65,130
24,319	Merck KGaA	3,551,878
16,091	Talanx AG*	519,278
8,278	United Internet AG	317,134

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
18,732	Wuestenrot & Wuerttembergische AG	313,676

	Total Germany	16,841,568

	Hong Kong — 1.6%
853,627	AIA Group, Ltd.	8,360,037
71,000	BOC Hong Kong Holdings, Ltd.	186,890
819,000	CITIC Telecom International Holdings, Ltd.	261,023
99,500	CLP Holdings, Ltd.	924,387
104,000	Dah Sing Banking Group, Ltd.	90,044
18,800	Dah Sing Financial Holdings, Ltd.	45,169
2,059,119	Guangdong Investment, Ltd.	3,257,393
239,000	HK Electric Investments & HK Electric Investments, Ltd.	246,710
1,823,000	HKT Trust & HKT, Ltd.	2,413,417
16,000	Hong Kong Ferry Holdings Co., Ltd.(a)	12,201
49,000	Kowloon Development Co., Ltd.	59,812
38,000	Liu Chong Hing Investment, Ltd.	30,841
12,000	Miramar Hotel & Investment	20,098
3,353,000	PCCW, Ltd.	1,998,821
360,000	Power Assets Holdings, Ltd.	1,885,936
361,000	Regal Real Estate Investment Trust REIT	53,102
280,000	Sunlight Real Estate Investment Trust REIT	125,729

	Total Hong Kong	19,971,610

	Ireland — 1.8%
23,437	Accenture Plc Class A	5,296,528
14,403	Aon Plc Class A	2,971,339
3,040	ICON Plc, ADR*	580,914
17,300	Jazz Pharmaceuticals Plc*	2,466,807
45,806	Medtronic Plc	4,760,159
43,900	Perrigo Co. Plc	2,015,449
5,300	STERIS Plc	933,807
23,991	Total Produce Plc	32,015
14,100	Willis Towers Watson Plc	2,944,362

	Total Ireland	22,001,380

	Israel — 0.5%
25,476	Bank Leumi Le-Israel BM	112,323
143,273	Bezeq Israeli Telecommunication Corp., Ltd.*	166,718
14,732	Check Point Software Technologies, Ltd.*	1,772,849
3,121	FIBI Holdings, Ltd.	71,248
22,262	First International Bank Of Israel, Ltd.	462,645
3	Isracard, Ltd.	7
138,905	Israel Discount Bank, Ltd. Class A	375,254
3,054	Mizrahi Tefahot Bank, Ltd.	54,235
696	Nice, Ltd., ADR* (a)	158,013
26,413	Radware, Ltd.*	640,251
1,503	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	103,663
46,098	Shufersal, Ltd.	361,204

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Israel — continued
56,884	Strauss Group, Ltd.	1,636,186
1,613	Taro Pharmaceutical Industries, Ltd.*	88,473

	Total Israel	6,003,069

	Italy — 0.0%
30,454	Ascopiave SpA	113,742

	Japan — 4.3%
17,500	Aeon Co., Ltd.	468,634
7,100	Aeon Hokkaido Corp.(a)	58,870
2,100	Ain Holdings, Inc.	146,461
3,200	Alpen Co., Ltd.	60,131
16,800	Arcs Co., Ltd.	428,875
46,500	Astellas Pharma, Inc.	690,472
1,900	AT-Group Co., Ltd.	21,479
1,200	Belc Co., Ltd.	88,354
12,600	Cawachi, Ltd.	348,640
17,800	Chugoku Electric Power Co., Inc. (The)(a)	222,479
3,400	Cosmos Pharmaceutical Corp.(a)	591,206
7,000	Create SD Holdings Co., Ltd.	244,433
146,242	DCM Holdings Co., Ltd.(a)	2,006,618
15,400	DyDo Group Holdings, Inc.	779,267
9,089	Earth Corp.	674,376
39,731	EDION Corp.(a)	414,139
7,300	Fujitsu, Ltd.	991,964
12,000	Heiwado Co., Ltd.	257,784
3,400	Hokuto Corp.	72,266
4,900	J-Oil Mills, Inc.	183,408
89,400	Japan Post Bank Co., Ltd.	695,512
37,500	Japan Post Holdings Co., Ltd.	254,359
121,700	Japan Tobacco, Inc.	2,214,195
11,400	Japan Wool Textile Co., Ltd. (The)	109,647
25,255	Kaken Pharmaceutical Co., Ltd.	1,153,502
900	Kameda Seika Co., Ltd.	46,053
17,700	Kato Sangyo Co., Ltd.(a)	632,323
80,900	KDDI Corp.	2,036,107
18,287	Kohnan Shoji Co., Ltd.	708,745
49,000	Komeri Co., Ltd.	1,539,231
82,500	KYORIN Holdings, Inc.(a)	1,666,730
17,600	Lawson, Inc.	837,222
2,000	Life Corp.	91,822
33,200	Lion Corp.(a)	680,485
86,300	Marui Group Co., Ltd.(a)	1,644,549
71,100	Medipal Holdings Corp.	1,418,227
16,800	Mitsubishi Shokuhin Co., Ltd.	441,133
92,770	Mizuho Financial Group, Inc.(a)	1,152,043
7,400	Mizuno Corp.	132,952
30,000	Mochida Pharmaceutical Co., Ltd.	1,181,181
64,700	Nichi-iko Pharmaceutical Co., Ltd.(a)	732,649

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
2,700	Nintendo Co., Ltd.	1,526,410
43,400	Nippon Flour Mills Co., Ltd.(a)	712,709
9,701	Nippon Kanzai Co., Ltd.	183,118
96,000	Nippon Telegraph & Telephone Corp.	1,955,842
30,100	Nisshin Oillio Group, Ltd. (The)	905,596
108,300	NTT DOCOMO, Inc.	3,986,975
2,000	Ohsho Food Service Corp.	112,575
10,500	Okinawa Cellular Telephone Co.	397,991
21,472	Okinawa Electric Power Co., Inc. (The)	335,316
9,700	Okuwa Co., Ltd.	138,059
800	S&B Foods, Inc.	36,805
2,800	San-A Co., Ltd.	122,979
17,300	Sankyo Co., Ltd.	451,639
7,700	Sawai Pharmaceutical Co., Ltd.	387,444
62,400	Seven & i Holdings Co., Ltd.	1,921,728
23,959	Showa Sangyo Co., Ltd.(a)	796,893
9,800	SKY Perfect JSAT Holdings, Inc.(a)	42,625
170,900	Softbank Corp.(a)	1,906,896
23,800	Sugi Holdings Co., Ltd.	1,677,930
15,900	Sundrug Co., Ltd.	597,399
11,700	Suzuken Co., Ltd.	444,030
69,600	Toho Holdings Co., Ltd.	1,491,853
2,200	Toyo Suisan Kaisha, Ltd.	115,910
11,200	Trend Micro, Inc.	680,299
1,900	Tsuruha Holdings, Inc.	268,445
24,200	Unicharm Corp.	1,080,550
19,200	United Super Markets Holdings, Inc.	230,698
14,000	Valor Holdings Co., Ltd.	385,521
55,500	Vital KSK Holdings, Inc.(a)	572,723
2,600	Wowow, Inc.	68,763
7,800	Yaoko Co., Ltd.(a)	577,258
18,800	ZERIA Pharmaceutical Co., Ltd.	358,078

	Total Japan	52,589,580

	Luxembourg — 0.2%
277	Eurofins Scientific SE*	219,386
12,900	Globant SA*	2,311,938
600	Spotify Technology SA*	145,542

	Total Luxembourg	2,676,866

	Netherlands — 1.9%
118,908	Airbus SE*	8,654,887
1,216	Amsterdam Commodities NV	26,608
77,720	Koninklijke Ahold Delhaize NV	2,301,245
343,219	Koninklijke KPN NV	807,769
39,508	QIAGEN NV*	2,064,688
7,754	Sligro Food Group NV* (a)	138,755
159,051	Unilever NV	9,605,329

	Total Netherlands	23,599,281

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.3%
181,117	Argosy Property, Ltd. REIT	162,817
32,985	Arvida Group, Ltd.	36,847
40,901	Chorus, Ltd.	232,181
67,129	Contact Energy, Ltd.	295,076
46,009	EBOS Group, Ltd.	743,268
10,490	Fonterra Co-operative Group, Ltd.	27,736
263,583	Infratil, Ltd.	869,400
32,213	Mainfreight, Ltd.	979,894
34,974	Mercury NZ, Ltd.	117,901
157,944	Spark New Zealand, Ltd.	490,685
6,801	Trustpower, Ltd.	32,142
15,201	Vector, Ltd.	43,105
3,702	Warehouse Group, Ltd. (The)	5,310

	Total New Zealand	4,036,362

	Norway — 0.3%
441	Olav Thon Eiendomsselskap ASA*	6,551
209,680	Orkla ASA	2,115,042
61,697	Telenor ASA	1,031,624

	Total Norway	3,153,217

	Portugal — 0.2%
72,611	Jeronimo Martins SGPS SA	1,166,944
81,509	NOS SGPS SA	289,612
99,893	REN-Redes Energeticas Nacionais SGPS SA	277,621
276,933	Sonae SGPS SA	188,028

	Total Portugal	1,922,205

	Singapore — 0.4%
24,921	Best World International, Ltd.(b)	24,828
216,400	Frasers Hospitality Trust REIT	68,165
8,000	Great Eastern Holdings, Ltd.	106,249
2,000	Haw Par Corp., Ltd.	13,625
57,384	Hong Leong Finance, Ltd.	95,843
289,710	Keppel Infrastructure Trust	115,663
3,404,049	NetLink NBN Trust	2,431,286
302,000	Olam International, Ltd.	278,749
181,200	OUE, Ltd.	156,630
1,429,501	Sheng Siong Group, Ltd.	1,685,955
257,500	Singapore Telecommunications, Ltd.	399,897
12,200	Straits Trading Co., Ltd.	13,406
33,000	United Industrial Corp., Ltd.	50,282
29,200	Wing Tai Holdings, Ltd.	37,219

	Total Singapore	5,477,797

	Spain — 1.0%
49,246	Aena SME SA* 144A	6,889,378
1,020	Cia de Distribucion Integral Logista Holdings SA	17,463

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
40,006	Endesa SA	1,071,025
21,765	Faes Farma SA	87,798
13,915	Grifols SA(a)	401,246
59,050	Viscofan SA	3,940,041

	Total Spain	12,406,951

	Sweden — 1.2%
71,433	Akelius Residential Property AB Class D(a)	136,874
91,216	Axfood AB	2,093,382
63,375	Essity AB Class B*	2,144,128
63,665	ICA Gruppen AB(a)	3,238,735
723,900	Svenska Handelsbanken AB Class A*	6,092,084
10,264	Swedish Match AB	840,386

	Total Sweden	14,545,589

	Switzerland — 2.9%
4,888	AEVIS VICTORIA SA*	67,301
11,952	Allreal Holding AG	2,583,583
1,348	Banque Cantonale de Geneve	253,827
168	Basellandschaftliche Kantonalbank	166,766
579	Basler Kantonalbank	38,190
1,076	Berner Kantonalbank AG	269,951
17,306	BKW AG	1,847,857
478	Emmi AG	477,610
9	Graubuendner Kantonalbank	15,233
494	Intershop Holding AG	319,924
180	Luzerner Kantonalbank AG*	76,408
1,473	Mobimo Holding AG*	433,683
59,800	Nestle SA	7,116,769
158,614	Novartis AG	13,795,749
3,664	Orior AG	293,519
9,936	Roche Holding AG	3,408,251
3,921	Sonova Holding AG*	996,948
245	St. Galler Kantonalbank AG	105,467
5,472	Swisscom AG	2,910,062
603	Thurgauer Kantonalbank	69,571
3,202	TX Group AG	231,764
294	Vaudoise Assurances Holding SA	145,920
13	Warteck Invest AG	32,403

	Total Switzerland	35,656,756

	United Kingdom — 3.3%
873	4imprint Group Plc*	21,083
11,062	Associated British Foods Plc	267,070
6,811	AstraZeneca Plc	744,661
23,089	AstraZeneca Plc, ADR	1,265,277
31,079	Atlantica Sustainable Infrastructure Plc	889,170
15,100	Atlassian Corp. Plc Class A*	2,745,029

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
1,568,500	BAE Systems Plc	9,773,786
199,810	Britvic Plc	2,120,761
113,340	BT Group Plc	144,152
206,481	Central Asia Metals Plc	430,305
10,157	Cranswick Plc	476,129
14,659	Diageo Plc	502,206
16,743	EMIS Group Plc	225,112
27,998	Ferguson Plc	2,827,617
250,154	GCP Student Living Plc REIT	399,074
8,573	Genus Plc	427,145
111,523	GlaxoSmithKline Plc	2,093,449
8,173	Hikma Pharmaceuticals Plc	274,083
676,864	J Sainsbury Plc	1,670,907
37,383	National Express Group Plc*	73,846
221,775	Nomad Foods, Ltd.*	5,650,827
25,890	Secure Income REIT Plc REIT(a)	89,032
40,076	Smith & Nephew Plc	785,702
103,833	Spirent Communications Plc	383,913
250,636	Tate & Lyle Plc	2,155,395
85,538	Tesco Plc	234,990
37,082	Unilever Plc	2,289,595
48,764	Vectura Group Plc	64,933
45,501	Vodafone Group Plc	60,400
814,768	Wm Morrison Supermarkets Plc	1,792,244
4,972	YouGov Plc	54,444

	Total United Kingdom	40,932,337

	United States — 55.0%
116,400	Abbott Laboratories	12,667,812
900	Acceleron Pharma, Inc.*	101,277
41,600	Activision Blizzard, Inc.	3,367,520
16,375	Adobe, Inc.*	8,030,791
27,000	Akamai Technologies, Inc.*	2,984,580
2,485	Alleghany Corp.	1,293,318
16,144	Alphabet, Inc. Class A*	23,660,646
71,800	Altria Group, Inc.	2,774,352
2,500	Amazon.com, Inc.*	7,871,825
51,271	Amdocs, Ltd.	2,943,468
30,478	Ameren Corp.	2,410,200
8,613	American Electric Power Co., Inc.	703,940
28,474	American Tower Corp. REIT	6,883,020
23,000	American Water Works Co., Inc.	3,332,240
9,700	AmerisourceBergen Corp. Class A	940,124
12,435	AMETEK, Inc.	1,236,039
15,700	Amgen, Inc.	3,990,312
10,246	ANSYS, Inc.*	3,352,799
3,500	Anthem, Inc.	940,065
48,100	Apple, Inc.	5,570,461
65,736	Arthur J. Gallagher & Co.	6,940,407

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
182,188	AT&T, Inc.	5,194,180
231	Atmos Energy Corp.	22,081
22,700	Automatic Data Processing, Inc.	3,166,423
400	AutoZone, Inc.*	471,056
79,925	Avangrid, Inc.	4,033,015
35,443	Ball Corp.	2,946,022
117,399	Baxter International, Inc.	9,441,228
43,300	Becton Dickinson and Co.	10,075,044
2,772	Berkshire Hathaway, Inc. Class B*	590,270
100	Bio-Techne Corp.	24,773
7,500	Biogen, Inc.*	2,127,600
1,825	Booking Holdings, Inc.*	3,121,991
76,455	Bristol-Myers Squibb Co.	4,609,472
14,900	Broadcom, Inc.	5,428,368
128,709	BWX Technologies, Inc.	7,247,604
1,600	Cable One, Inc.	3,016,688
30,835	Cadence Design Systems, Inc.*	3,287,936
15,000	Casey’s General Stores, Inc.	2,664,750
55,500	Catalent, Inc.*	4,754,130
7,800	Cboe Global Markets, Inc.	684,372
39,700	Cerner Corp.	2,869,913
34,600	CH Robinson Worldwide, Inc.(a)	3,535,774
2,500	Charles River Laboratories International, Inc.*	566,125
35,956	Charter Communications, Inc. Class A*	22,448,769
5,400	Chemed Corp.	2,593,890
26,500	Church & Dwight Co., Inc.	2,483,315
21,200	Citrix Systems, Inc.	2,919,452
29,915	Clean Harbors, Inc.*	1,676,137
16,200	Clorox Co. (The)	3,404,754
23,083	CMS Energy Corp.	1,417,527
41,800	Coca-Cola Co. (The)	2,063,666
42,800	Colgate-Palmolive Co.	3,302,020
100,900	Comcast Corp. Class A	4,667,634
22,949	Consolidated Edison, Inc.	1,785,432
24,949	Cooper Cos., Inc. (The)	8,410,807
58,970	Copart, Inc.*	6,201,285
3,400	CoStar Group, Inc.*	2,884,934
15,000	Costco Wholesale Corp.	5,325,000
96,800	CVS Health Corp.	5,653,120
35,233	Danaher Corp.	7,586,722
3,600	Dollar General Corp.	754,632
22,077	DTE Energy Co.	2,539,738
800	Duke Energy Corp.	70,848
19,800	eBay, Inc.	1,031,580
9,400	Ecolab, Inc.	1,878,496
24,200	Electronic Arts, Inc.*	3,155,922
33,067	Eli Lilly & Co.	4,894,577
200	Entergy Corp.	19,706
7,100	EPAM Systems, Inc.*	2,295,288

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
4,200	Equinix, Inc. REIT	3,192,546
31,600	Equity Commonwealth REIT	841,508
11,432	Equity LifeStyle Properties, Inc. REIT	700,782
1,400	Estee Lauder Cos., Inc. (The) Class A	305,550
7,500	Evergy, Inc.	381,150
36,200	Eversource Energy	3,024,510
38,962	Exelon Corp.	1,393,281
35,900	Expeditors International of Washington, Inc.	3,249,668
18,000	F5 Networks, Inc.*	2,209,860
59,062	Facebook, Inc. Class A*	15,468,338
6,500	Fair Isaac Corp.*	2,764,970
66,991	Fidelity National Information Services, Inc.	9,861,745
69,900	Fiserv, Inc.*	7,203,195
65,200	Flowers Foods, Inc.	1,586,316
4,900	Fortinet, Inc.*	577,269
101,239	Fortive Corp.	7,715,424
7,100	General Mills, Inc.	437,928
73,185	Globe Life, Inc.	5,847,481
62,565	GoDaddy, Inc. Class A*	4,753,063
33,600	Grocery Outlet Holding Corp.*	1,321,152
9,946	Hanover Insurance Group, Inc. (The)	926,768
33,800	Hawaiian Electric Industries, Inc.	1,123,512
38,489	HCA Healthcare, Inc.	4,798,809
22,026	Hershey Co. (The)	3,157,207
6,286	Hill-Rom Holdings, Inc.	524,944
99,787	Hologic, Inc.*	6,632,842
18,564	Home Depot, Inc. (The)	5,155,408
56,700	Hormel Foods Corp.	2,772,063
18,115	Humana, Inc.	7,497,617
15,900	IDACORP, Inc.	1,270,410
15,000	Incyte Corp.*	1,346,100
4,703	Ingredion, Inc.	355,923
72,200	Intel Corp.	3,738,516
118,200	Intercontinental Exchange, Inc.	11,825,910
15,238	Intuit, Inc.	4,970,788
3,400	Intuitive Surgical, Inc.*	2,412,436
3,700	Jack Henry & Associates, Inc.	601,583
23,900	JB Hunt Transport Services, Inc.	3,020,482
20,479	JM Smucker Co. (The)	2,365,734
44,690	Johnson & Johnson	6,653,447
27,738	Kellogg Co.	1,791,597
400	Kimberly-Clark Corp.	59,064
4,200	KLA Corp.	813,708
92,100	Kroger Co. (The)	3,123,111
2,400	Laboratory Corp. of America Holdings*	451,848
13,900	Landstar System, Inc.	1,744,311
2,000	Markel Corp.*	1,947,400
2,000	Masimo Corp.*	472,120
37,359	Mastercard, Inc. Class A	12,633,693

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
4,659	McCormick & Co., Inc.	904,312
12,200	McKesson Corp.	1,816,946
469,017	Medical Properties Trust, Inc. REIT	8,268,770
70,634	Merck & Co., Inc.	5,859,090
15,540	Mercury General Corp.	642,890
37,843	Microsoft Corp.	7,959,518
3,025	Mid-America Apartment Communities, Inc. REIT	350,749
41,700	Mondelez International, Inc. Class A	2,395,665
9,700	Monolithic Power Systems, Inc.	2,712,217
62,805	Motorola Solutions, Inc.	9,848,452
3,000	Nasdaq, Inc.	368,130
2,500	NewMarket Corp.	855,800
67,651	Newmont Corp.	4,292,456
16,070	NextEra Energy, Inc.	4,460,389
6,500	NiSource, Inc.	143,000
1,500	NVIDIA Corp.	811,830
19,600	Old Dominion Freight Line, Inc.	3,546,032
83,314	Oracle Corp.	4,973,846
42,648	PepsiCo, Inc.	5,911,013
107,013	Performance Food Group Co.*	3,704,790
147,434	Pfizer, Inc.	5,410,828
67,800	Philip Morris International, Inc.	5,084,322
26,900	Pinnacle West Capital Corp.	2,005,395
3,800	PRA Health Sciences, Inc.*	385,472
52,380	Procter & Gamble Co. (The)	7,280,296
38,283	Progressive Corp. (The)	3,624,252
16,930	Prologis, Inc. REIT	1,703,497
10,100	Public Service Enterprise Group, Inc.	554,591
10,900	Public Storage REIT	2,427,648
6,300	RealPage, Inc.*	363,132
3,900	Regeneron Pharmaceuticals, Inc.*	2,183,142
38,204	Republic Services, Inc. Class A	3,566,343
4,000	ResMed, Inc.	685,720
23,900	Royal Gold, Inc.	2,872,063
1,200	S&P Global, Inc.	432,720
3,200	salesforce.com, Inc.*	804,224
28,900	Schneider National, Inc. Class B	714,697
56,862	Science Applications International Corp.	4,459,118
10,400	Seattle Genetics, Inc.*	2,035,176
11,400	Silgan Holdings, Inc.	419,178
8,000	Skyworks Solutions, Inc.	1,164,000
49,500	Southern Co. (The)	2,683,890
48,800	Sprouts Farmers Market, Inc.*	1,021,384
16,853	Stryker Corp.	3,511,660
16,496	Sun Communities, Inc. REIT	2,319,503
21,872	Synopsys, Inc.*	4,680,171
35,000	T-Mobile US, Inc.*	4,002,600
19,400	Take-Two Interactive Software, Inc.*	3,205,268
32,600	Target Corp.	5,131,892

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2020 (Unaudited)

Shares		Description	Value ($)

		United States — continued
119,718		TD Ameritrade Holding Corp.	4,686,960
41,000		Texas Instruments, Inc.	5,854,390
27,000		TFS Financial Corp.	396,630
25,600		Thermo Fisher Scientific, Inc.	11,302,912
8,200		Tyler Technologies, Inc.*	2,858,192
27,500		United Parcel Service, Inc. Class B	4,582,325
11,400		United States Cellular Corp.*	336,642
5,400		United Therapeutics Corp.*	545,400
32,802		UnitedHealth Group, Inc.	10,226,680
3,300		Veeva Systems, Inc. Class A*	927,927
12,500		VeriSign, Inc.*	2,560,625
112,812		Verizon Communications, Inc.	6,711,186
9,500		Vertex Pharmaceuticals, Inc.*	2,585,140
29,200		Visa, Inc. Class A	5,839,124
43,036		Walmart, Inc.	6,021,167
31,885		Waste Management, Inc.	3,608,425
31,900		WEC Energy Group, Inc.	3,091,110
3,000		West Pharmaceutical Services, Inc.	824,700
39,159		Xcel Energy, Inc.	2,702,363
84,346		Yum China Holdings, Inc.	4,466,121
28,000		Zoetis, Inc.	4,630,360
600		Zoom Video Communications, Inc. Class A*	282,066

		Total United States	679,960,871

		TOTAL COMMON STOCKS (COST $961,800,698)	1,119,343,676

		PREFERRED STOCK — 0.2%

		Germany — 0.2%
22,459		Henkel AG & Co. KGaA, 1.99%	2,352,381

		TOTAL PREFERRED STOCK (COST $1,898,212)	2,352,381

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.3%

		Mutual Fund - Securities Lending Collateral — 0.3%
3,349,041		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c) (d)	3,349,041

		TOTAL SHORT-TERM INVESTMENT (COST $3,349,041)	3,349,041

		TOTAL INVESTMENTS — 91.1% (Cost $967,047,951)	1,125,045,098

		Other Assets and Liabilities (net) — 8.9%	110,580,015

		NET ASSETS — 100.0%	$1,235,625,113

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(b)	Security fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the security at period end is $24,828 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2020 was $35,225.

(c)	The rate disclosed is the 7-day net yield as of September 30, 2020.

(d)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $6,889,378 which represents 0.6% of net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
8	Canadian Dollar	Dec 2020	$601,040	$(6,889)
50	MSCI EAFE Index	Dec 2020	4,633,000	(117,313)
63	S&P 500 E-mini Index	Dec 2020	10,558,800	69,195
4	S&P/TSX 60 Index	Dec 2020	575,856	(2,211)

				$(57,218)

Other Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	32.5
Communications	14.0
Financial	11.7
Technology	11.1
Industrial	9.7
Utilities	4.8
Consumer, Cyclical	4.6
Basic Materials	2.3
Energy	0.1
Diversified	0.0	*
Short-Term Investment	0.3
Other Assets and Liabilities (net)	8.9

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Assets
Investments, at value(a)	$1,215,362,779	$1,492,832,802	$3,249,424,190	$1,013,838,551
Foreign currency, at value(b)	—	—	10,576,565	4,830
Cash and cash equivalents	45,716,434	52,907,372	103,010,003	28,223,410
Receivable for Fund shares sold	—	50,100,000	119,000,000	—
Dividend and interest receivable	1,192,637	958,845	8,771,524	5,817,367
Receivable for investments sold	858,301	2,610,975	10,818,324	413,783
Receivable for TBA securities sold	—	—	—	13,345,672
Cash collateral held at broker on open futures contracts	2,349,000	2,421,000	8,095,000	—
Foreign tax reclaims receivable	112,538	—	6,046,044	—
Receivable for variation margin on open futures contracts	174,370	83,805	—	145,120
Prepaid expenses	17,973	22,422	48,804	15,779
Unrealized appreciation on open forward foreign currency contracts	—	—	—	5,485
Cash collateral held at broker on open centrally cleared swap contracts	—	—	—	2,039
Receivable for variation margin on open centrally cleared swap contracts	—	—	—	15,179
Securities lending income receivable	1,911	22,557	68,884	1,320
Receivable for advisory fee waived	795,532	1,780,183	3,061,954	651,714

Total assets	1,266,581,475	1,603,739,961	3,518,921,292	1,062,480,249

Liabilities
Payable for Fund shares repurchased	11,841,181	13,151,055	4,988,124	27,062,110
Obligation to return securities lending collateral	1,007,698	10,003,434	41,437,921	4,565,035
Payable for TBA and when-issued securities purchased	—	—	—	27,250,225
Payable for investments purchased	2,962,456	2,715,416	7,888,302	5,147,481
Payable for variation margin on open futures contracts	—	—	505,714	—
Unrealized depreciation on open forward foreign currency contracts	—	—	54,109	2,702
Payable for foreign capital gains tax	—	—	18,029	—
Payable to affiliate for:
Advisory fees	1,547,551	3,304,658	5,794,467	882,813
Trustees fees	18,152	18,027	45,292	19,997
Accrued expenses	201,784	234,239	498,978	221,576

Total liabilities	17,578,822	29,426,829	61,230,936	65,151,939

Net assets	$1,249,002,653	$1,574,313,132	$3,457,690,356	$997,328,310

Net assets consist of:
Paid-in capital	1,134,009,913	1,471,575,493	3,092,622,882	916,406,886
Distributable earnings	114,992,740	102,737,639	365,067,474	80,921,424

Net assets	$1,249,002,653	$1,574,313,132	$3,457,690,356	$997,328,310

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2020 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Net assets attributable to:
Class Y-3	$1,249,002,653	$1,574,313,132	$3,457,690,356	$997,328,310

Shares outstanding:
Class Y-3	126,689,444	151,893,160	323,195,307	89,750,631

Net asset value per unit:
Class Y-3	$9.86	$10.36	$10.70	$11.11

(a) Investments, at cost	$1,086,793,362	$1,408,999,162	$2,979,324,412	$967,535,742

(b) Foreign currency, at cost	$—	$—	$10,649,309	$4,863

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2020 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)	$1,192,239,924	$1,207,945,645	$1,125,045,098
Foreign currency, at value(b)	5,943,954	3,560,812	668,103
Cash and cash equivalents	74,268,070	41,428,680	37,079,118
Receivable for Fund shares sold	41,600,000	80,455,053	76,800,000
Receivable for investments sold	6,900,599	14,687,716	2,462,328
Dividend and interest receivable	13,356,156	2,131,434	1,732,322
Cash collateral held at broker on open centrally cleared swap contracts	6,346,337	—	—
Cash collateral held at broker on open futures contracts	1,035,000	3,484,000	1,448,000
Unrealized appreciation on open forward foreign currency contracts	3,365,193	—	—
Foreign tax reclaims receivable	129,378	95,398	1,392,229
OTC - Swap contracts, at value (up-front net premiums received of $1,135,422, $-, and $-, respectively)	1,045,583	—	—
Receivable for variation margin on open futures contracts	45,522	542,015	37,249
Cash collateral held at broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	110,000	—	—
Prepaid expenses	17,363	18,181	17,145
Due from broker for cash collateral on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	10,000	—	—
Receivable for variation margin on open centrally cleared swap contracts	137,633	—	—
Securities lending income receivable	1,902	6,566	11,362
Receivable for advisory fee waived	1,399,146	1,184,308	1,488,059

Total assets	1,347,951,760	1,355,539,808	1,248,181,013

Liabilities
Payable for investments purchased	31,927,505	7,297,427	3,825,326
Obligation to return securities lending collateral	10,377,337	4,633,703	3,349,041
Payable for when-issued securities purchased	11,617,148	—	—
Payable for Fund shares repurchased	983,416	154,368	3,000,000
Unrealized depreciation on open forward foreign currency contracts	3,480,005	—	—
Cash collateral due to broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	2,105,439	—	—
Payable for foreign capital gains tax	242,904	1,473,072	—
Written options, at value(c)	278,172	—	—
OTC - Swap contracts, at value (up-front net premiums paid of $19,195, $-, and $-, respectively)	186,847	—	—
Due to broker for closed foreign forward currency contracts	12,226	—	—
Unrealized loss on unfunded loan commitments	4,447	—	—
Payable to affiliate for:
Advisory fees	2,394,835	2,498,262	2,164,884
Trustees fees	21,421	19,039	15,999
Accrued expenses	296,632	333,011	200,650

Total liabilities	63,928,334	16,408,882	12,555,900

Net assets	$1,284,023,426	$1,339,130,926	$1,235,625,113

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2020 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Net assets consist of:
Paid-in capital	$1,281,259,505	$1,297,824,068	$1,015,868,673
Distributable earnings	2,763,921	41,306,858	219,756,440

Net assets	$1,284,023,426	$1,339,130,926	$1,235,625,113

Net assets attributable to:
Class Y-3	$1,284,023,426	$1,339,130,926	$1,235,625,113

Shares outstanding:
Class Y-3	134,877,672	141,877,559	90,925,048

Net asset value per unit:
Class Y-3	$9.52	$9.44	$13.59

(a) Investments, at cost	$1,188,038,332	$1,139,159,723	$967,047,951

(b) Foreign currency, at cost	$6,043,102	$3,571,900	$669,249

(c) Premiums on written options	$535,436	$—	$—

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Investment Income:
Dividends	$9,063,398	$8,813,105	$44,116,557	$—
Interest	1,222	2,205	6,722	13,264,499
Securities lending income	9,214	123,239	496,120	10,207
Withholding taxes	(11,400)	(18,431)	(4,220,879)	(28)
Other income	—	—	—	2,407

Total investment income	9,062,434	8,920,118	40,398,520	13,277,085

Expenses:
Advisory fees	2,879,159	6,181,113	11,030,605	1,745,979
Custodian and fund accounting fees	117,330	145,141	409,509	121,433
Audit fees	32,215	36,139	63,466	47,254
Transfer agent fees	11,811	12,129	12,278	12,356
Legal fees	98,366	119,189	281,393	102,108
Trustees fees	52,166	62,336	150,016	54,682
Registration fees	14,519	17,265	15,926	15,052
Miscellaneous	30,119	43,463	109,437	36,993

Total expenses	3,235,685	6,616,775	12,072,630	2,135,857
Advisory fee waiver	(1,485,011)	(3,342,847)	(5,785,006)	(1,270,673)

Net expenses	1,750,674	3,273,928	6,287,624	865,184

Net investment income	7,311,760	5,646,190	34,110,896	12,411,901

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(14,636,448)	27,916,210	106,372,394	10,093,951
Purchased option contracts	—	—	—	(111,759)
Swap contracts	—	—	—	(853,847)
Closed futures contracts	7,753,629	7,295,856	23,990,374	(692,733)
Written option contracts	—	—	—	53,011
Forward foreign currency contracts	—	—	(1,035,042)	(27,771)
Foreign currency related transactions	1,158	—	(879,908)	455

Net realized gain (loss)	(6,881,661)	35,212,066	128,447,818	8,461,307

Change in net unrealized appreciation (depreciation) on:
Investments	302,320,904	349,161,648	568,574,915	36,223,840
Purchased option contracts	—	—	—	46,086
Swap contracts	—	—	—	982,437
Open futures contracts	(779,725)	339,682	(11,726,737)	922,813
Written option contracts	—	—	—	(9,897)
Forward foreign currency contracts	—	—	570,408	6,438
Foreign currency related transactions	(1,586)	—	541,190	148

Change in net unrealized appreciation (depreciation)	301,539,593	349,501,330	557,959,776	38,171,865

Net realized and unrealized gain (loss)	294,657,932	384,713,396	686,407,594	46,633,172

Net increase in net assets resulting from operations	$301,969,692	$390,359,586	$720,518,490	$59,045,073

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2020 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Investment Income:
Dividends	$20,230	$21,564,922	$11,907,830
Interest	30,236,724	2,103	1,013
Securities lending income	18,769	50,519	67,130
Withholding taxes	(380,073)	(2,445,227)	(637,847)
Other income	77,293	—	—

Total investment income	29,972,943	19,172,317	11,338,126

Expenses:
Advisory fees	4,424,870	4,628,691	4,186,964
Custodian and fund accounting fees	286,202	292,420	139,737
Audit fees	49,127	77,912	43,082
Transfer agent fees	12,089	11,966	11,979
Legal fees	107,135	105,650	104,606
Trustees fees	57,115	57,133	55,907
Registration fees	16,292	16,988	14,319
Miscellaneous	46,788	47,113	45,974

Total expenses	4,999,618	5,237,873	4,602,568
Advisory fee waiver	(2,505,036)	(2,180,189)	(2,867,142)

Net expenses	2,494,582	3,057,684	1,735,426

Net investment income	27,478,361	16,114,633	9,602,700

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	320,119	(12,048,688)	(8,691,050)
Purchased option contracts	(2,718,044)	—	—
Swap contracts	(1,915,389)	—	—
Closed futures contracts	1,617,717	14,258,361	11,498,940
Written option contracts	784,748	—	—
Forward foreign currency contracts	(2,979,010)	130	—
Foreign currency related transactions	(408,448)	(203,475)	92,657

	(5,298,307)	2,006,328	2,900,547

Change in net unrealized appreciation (depreciation) on:
Investments	101,170,623	286,450,696	207,898,824
Purchased option contracts	161,856	—	—
Unfunded loan commitments	4,344	—	—
Swap contracts	1,915,266	—	—
Open futures contracts	(1,693,063)	(561,543)	(5,056,406)
Written option contracts	1,016,520	—	—
Forward foreign currency contracts	(958,474)	—	—
Foreign currency related transactions	130,333	(1,367,152)	97,548

Change in net unrealized appreciation (depreciation)	101,747,405	284,522,001	202,939,966

Net realized and unrealized gain (loss)	96,449,098	286,528,329	205,840,513

Net increase in net assets resulting from operations	$123,927,459	$302,642,962	$215,443,213

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Equity Fund		Mercer US Small/Mid Cap Equity Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (decrease) in Net Assets:
Operations:
Net investment income	$7,311,760	$9,768,227	$5,646,190	$9,173,094
Net realized gain (loss)	(6,881,661)	11,837,049	35,212,066	11,834,025
Change in net unrealized appreciation (depreciation)	301,539,593	(206,122,711)	349,501,330	(341,694,453)

Net increase (decrease) in net assets resulting from operations	301,969,692	(184,517,435)	390,359,586	(320,687,334)

Distributions to shareholders (See Note 2):
Class Y-3	—	(43,395,087)	—	(40,162,658)

Total distributions	—	(43,395,087)	—	(40,162,658)

Net share transactions (See Note 7):
Class Y-3	64,817,787	720,712,798	135,408,782	614,991,514

Increase in net assets resulting from net shares transactions	64,817,787	720,712,798	135,408,782	614,991,514

Net increase in net assets	366,787,479	492,800,276	525,768,368	254,141,522

Net assets:
Beginning of period	882,215,174	389,414,898	1,048,544,764	794,403,242

End of period	$1,249,002,653	$882,215,174	$1,574,313,132	$1,048,544,764

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (decrease) in Net Assets:
Operations:
Net investment income	$34,110,896	$63,076,686	$12,411,901	$20,428,279
Net realized gain	128,447,818	(52,513,867)	8,461,307	22,894,347
Change in net unrealized appreciation (depreciation)	557,959,776	(416,857,389)	38,171,865	11,413,678

Net increase (decrease) in net assets resulting from operations	720,518,490	(406,294,570)	59,045,073	54,736,304

Distributions to shareholders (See Note 2):
Class Y-3	—	(60,608,354)	—	(21,127,381)

Total distributions	—	(60,608,354)	—	(21,127,381)

Net share transactions (See Note 7):
Class Y-3	63,334,269	985,155,675	(11,733,572)	367,807,410

Increase (decrease) in net assets resulting from net shares transactions	63,334,269	985,155,675	(11,733,572)	367,807,410

Net increase in net assets	783,852,759	518,252,751	47,311,501	401,416,333

Net assets:
Beginning of period	2,673,837,597	2,155,584,846	950,016,809	548,600,476

End of period	$3,457,690,356	$2,673,837,597	$997,328,310	$950,016,809

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (decrease) in Net Assets:
Operations:
Net investment income	$27,478,361	$42,385,034	$16,114,633	$21,683,624
Net realized gain (loss)	(5,298,307)	(9,618,631)	2,006,328	(28,797,584)
Change in net unrealized appreciation (depreciation)	101,747,405	(91,511,019)	284,522,001	(216,325,922)

Net increase (decrease) in net assets resulting from operations	123,927,459	(58,744,616)	302,642,962	(223,439,882)

Distributions to shareholders (See Note 2):
Class Y-3	—	(22,762,588)	—	(15,100,507)

Total distributions	—	(22,762,588)	—	(15,100,507)

Net share transactions (See Note 7):
Class Y-3	193,797,946	235,224,761	93,463,840	162,917,342

Increase in net assets resulting from net shares transactions	193,797,946	235,224,761	93,463,840	162,917,342

Net increase (decrease) in net assets	317,725,405	153,717,557	396,106,802	(75,623,047)

Net assets:
Beginning of period	966,298,021	812,580,464	943,024,124	1,018,647,171

End of period	$1,284,023,426	$966,298,021	$1,339,130,926	$943,024,124

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (decrease) in Net Assets:
Operations:
Net investment income	$9,602,700	$19,150,064
Net realized gain	2,900,547	31,992,446
Change in net unrealized appreciation (depreciation)	202,939,966	(133,517,417)

Net increase (decrease) in net assets resulting from operations	215,443,213	(82,374,907)

Distributions to shareholders (See Note 2):
Class Y-3	—	(81,065,529)

Total distributions	—	(81,065,529)

Net share transactions (See Note 7):
Class Y-3	(18,537,884)	246,282,465

Increase (decrease) in net assets resulting from net shares transactions	(18,537,884)	246,282,465

Net increase in net assets	196,905,329	82,842,029

Net assets:
Beginning of period	1,038,719,784	955,877,755

End of period	$1,235,625,113	$1,038,719,784

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Financial Highlights

	Period Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2016
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$7.35		$8.58		$10.85	$10.61	$9.34		$11.11

Net investment income†	0.06		0.14		0.12	0.14	0.11	(a)	0.04
Net realized and unrealized gain (loss) on investments	2.45		(1.00)		0.18	1.68	1.54		(0.43)

Total from investment operations	2.51		(0.86)		0.30	1.82	1.65		(0.39)

Less dividends and distributions:
From net investment income	—		(0.05)		(0.14)	(0.16)	(0.08)		(0.05)
From net realized capital gains on investments	—		(0.32)		(2.43)	(1.42)	(0.30)		(1.33)

Total dividends and distributions	—		(0.37)		(2.57)	(1.58)	(0.38)		(1.38)

Net asset value, end of period	$9.86		$7.35		$8.58	$10.85	$10.61		$9.34

Total investment return	34.15	%**(b)	(10.95	)%(b)	4.81%	17.26%	17.74%		(4.09)%

Ratios/Supplemental Data:
Net investment income to average net assets	1.32	%*	1.53%		1.21%	1.28%	1.14	%(a)	0.33%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.58	%*	0.62%		0.63%	0.60%	0.61%		0.63	%(c)
Net expenses to average daily net assets	0.32	%*(d)	0.33	%(d)	0.63%	0.60%	0.61	%(e)	0.63	%(c)
Portfolio turnover rate	18	%**	76	%(f)	74%	64%	84%		66%
Net assets at end of period (in 000’s)	$1,249,003		$882,215		$389,415	$512,558	$601,059		$301,260

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)	Portfolio turnover calculation does not include $769,614,365 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2016
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$7.71		$10.13		$12.29	$12.12	$10.30		$12.23

Net investment income (loss)†	0.04		0.10		0.05	0.04	0.04	(a)	(0.02)
Net realized and unrealized gain (loss) on investments	2.61		(2.20)		(0.23)	1.46	2.13		(1.28)

Total from investment operations	2.65		(2.10)		(0.18)	1.50	2.17		(1.30)

Less dividends and distributions:
From net investment income	—		(0.06)		(0.05)	(0.06)	(0.08)		—
From net realized capital gains on investments	—		(0.26)		(1.93)	(1.27)	(0.27)		(0.63)

Total dividends and distributions	—		(0.32)		(1.98)	(1.33)	(0.35)		(0.63)

Net asset value, end of period	$10.36		$7.71		$10.13	$12.29	$12.12		$10.30

Total investment return	34.37	%**(b)	(21.65	)%(b)	0.19%	12.64%	21.24%		(10.78)%

Ratios/Supplemental Data:
Net investment income to average net assets	0.80	%*	0.95%		0.47%	0.31%	0.40	%(a)	(0.18)%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.94	%*	0.97%		0.98%	0.95%	0.97%		0.98	%(c)
Net expenses to average daily net assets	0.46	%*(d)	0.49	%(d)	0.98%	0.95%	0.97	%(e)	0.98	%(c)
Portfolio turnover rate	22	%**	73	%(f)	47%	49%	106%		68%
Net assets at end of period (in 000’s)	$1,574,313		$1,048,545		$794,403	$907,944	$972,456		$427,426

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)	Portfolio turnover calculation does not include $550,516,305 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020		Year Ended March 31, 2019	Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2016
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$8.46		$9.87		$11.51	$10.44		$9.61		$10.64

Net investment income†	0.11		0.25		0.22	0.19		0.18	(a)	0.16
Net realized and unrealized gain (loss) on investments	2.13		(1.44)		(0.76)	1.75		0.83		(0.76)

Total from investment operations	2.24		(1.19)		(0.54)	1.94		1.01		(0.60)

Less dividends and distributions:
From net investment income	—		(0.22)		(0.20)	(0.23)		(0.18)		(0.17)
From net realized capital gains on investments	—		—		(0.90)	(0.64)		—		(0.26)

Total dividends and distributions	—		(0.22)		(1.10)	(0.87)		(0.18)		(0.43)

Net asset value, end of period	$10.70		$8.46		$9.87	$11.51		$10.44		$9.61

Total investment return	26.48	%**(b)	(12.55	)%(b)	(4.00)%	18.80%		10.62%		(5.64)%

Ratios/Supplemental Data:
Net investment income to average net assets	2.17	%*	2.45%		2.03%	1.64%		1.81	%(a)	1.60%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.77	%*	0.79%		0.79%	0.79	%(c)	0.81	%(c)	0.83	%(c)
Net expenses to average daily net assets	0.40	%*(d)	0.42	%(d)	0.79%	0.79	%(c)	0.82	%(c) (e)	0.83	%(c)
Portfolio turnover rate	45	%**	74	%(f)	81%	81%		81%		109%
Net assets at end of period (in 000’s)	$3,457,690		$2,673,838		$2,155,585	$2,159,299		$2,271,104		$1,941,634

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
(f)	Portfolio turnover calculation does not include $395,102,338 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2016
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$10.48		$10.00		$9.90		$9.96		$10.15		$10.43

Net investment income†	0.13		0.27		0.31		0.27		0.25	(a)	0.29
Net realized and unrealized gain (loss) on investments	0.50		0.51		0.11		(0.09)		(0.09)		(0.17)

Total from investment operations	0.63		0.78		0.42		0.18		0.16		0.12

Less dividends and distributions:
From net investment income	—		(0.30)		(0.32)		(0.24)		(0.25)		(0.30)
From net realized capital gains on investments	—		—		—		—		(0.10)		(0.10)

Total dividends and distributions	—		(0.30)		(0.32)		(0.24)		(0.35)		(0.40)

Net asset value, end of period	$11.11		$10.48		$10.00		$9.90		$9.96		$10.15

Total investment return	6.01	%**(b)	7.81	%(b)	4.37%		1.80%		1.58%		1.26%

Ratios/Supplemental Data:
Net investment income to average net assets	2.45	%*	2.64%		3.17%		2.71%		2.43	%(a)	2.80%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.42	%*	0.45%		0.43%		0.43%		0.43	%(c)	0.42%
Net expenses to average daily net assets	0.17	%*(d)	0.19	%(d)	0.43%		0.43%		0.43	%(e)(c)	0.42%
Portfolio turnover rate	51	%**(f)	158	%(f)	80	%(f)	113	%(f)	151%		88%
Net assets at end of period (in 000’s)	$997,328		$950,017		$548,600		$857,947		$765,603		$783,875

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 46%, 139%, 74% and 81% for the period ended September 30, 2020 and the years ended March 31, 2020, March 31, 2019 and March 31, 2018, respectively.

†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2016
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$8.45		$9.08		$9.80		$9.31		$8.44		$9.13

Net investment income†	0.23		0.44		0.43		0.53		0.51	(a)	0.54
Net realized and unrealized gain (loss) on investments	0.84		(0.85)		(0.94)		0.33		0.36		(1.12)

Total from investment operations	1.07		(0.41)		(0.51)		0.86		0.87		(0.58)

Less dividends and distributions:
From net investment income	—		(0.22)		(0.21)		(0.37)		—		(0.07)
From net realized capital gains on investments	—		—		—		—		—		(0.04)

Total dividends and distributions	—		(0.22)		(0.21)		(0.37)		—		(0.11)

Net asset value, end of period	$9.52		$8.45		$9.08		$9.80		$9.31		$8.44

Total investment return	12.66	%**	(4.72	)%(b)	(5.15)%		9.42%		10.31	%(b)	(6.25	)%(b)

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income to average net assets	4.89	%*	4.74%		4.74%		5.49%		5.75	%(a)	6.28%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.89	%*	0.92%		0.92	%(c)	0.92	%(c)	0.94	%(c)	0.95	%(c)
Net expenses to average daily net assets	0.44	%*	0.43	%(d)	0.92	%(c)	0.92	%(c)	0.94	%(c)(e)	0.90	%(c)
Portfolio turnover rate	61	%**	148	%(f)	243	%(f)	72%		55%		53%
Net assets at end of period (in 000’s)	$1,284,023		$966,298		$812,580		$647,222		$558,859		$414,262

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(f)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have remained the same for the year ended March 31, 2020 and 218% for the year ended March 31, 2019, respectively.

†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2016
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$7.19		$9.05		$11.75		$9.77		$8.59		$9.88

Net investment income†	0.12		0.19		0.17		0.18		0.14	(a)	0.16
Net realized and unrealized gain (loss) on investments	2.13		(1.93)		(1.48)		2.05		1.22		(1.36)

Total from investment operations	2.25		(1.74)		(1.31)		2.23		1.36		(1.20)

Less dividends and distributions:
From net investment income	—		(0.12)		(0.01)		(0.25)		(0.18)		(0.09)
From net realized capital gains on investments	—		—		(1.38)		—		—		—

Total dividends and distributions	—		(0.12)		(1.39)		(0.25)		(0.18)		(0.09)

Net asset value, end of period	$9.44		$7.19		$9.05		$11.75		$9.77		$8.59

Total investment return	31.29	%**(b)	(19.55	)%(b)	(10.20)%		22.92%		16.14%		(12.06)%

Ratios/Supplemental Data:
Net investment income to average net assets	2.73	%*	2.05%		1.66%		1.62%		1.52	%(a)	1.79%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.89	%*	0.91%		0.92	%(c)	0.95	%(c)	0.99	%(c)	1.00	%(c)
Net expenses to average daily net assets	0.52	%*(d)	0.53	%(d)	0.92	%(c)	0.95	%(c)	1.00	%(c) (e)	1.00	%(c)
Portfolio turnover rate	31	%**	81	%(f)	57%		93%		89%		66%
Net assets at end of period (in 000’s)	$1,339,131		$943,024		$1,018,647		$1,116,127		$1,481,990		$1,150,136

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(e)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
(f)	Portfolio turnover calculation does not include $10,686,440 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020		Year Ended March 31, 2019	Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2016
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value, beginning of period	$11.23		$13.13		$12.28	$12.62		$11.81		$12.11

Net investment income†	0.11		0.24		0.18	0.18		0.16	(a)	0.15
Net realized and unrealized gain (loss) on investments	2.25		(1.14)		0.67	1.39		1.11		0.33

Total from investment operations	2.36		(0.90)		0.85	1.57		1.27		0.48

Less dividends and distributions:
From net investment income	—		(0.17)		—	(0.18)		(0.14)		(0.14)
From net realized capital gains on investments	—		(0.83)		—	(1.73)		(0.32)		(0.64)

Total dividends and distributions	—		(1.00)		—	(1.91)		(0.46)		(0.78)

Net asset value, end of period	$13.59		$11.23		$13.13	$12.28		$12.62		$11.81

Total investment return	21.02	%**(b)	(8.16	)%(b)	6.92%	12.47%		11.02%		4.13%

Ratios/Supplemental Data:
Net investment income to average net assets	1.69	%*	1.75%		1.40%	1.35%		1.34	%(a)	1.23%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.81	%*	0.82%		0.83%	0.80	%(c)	0.81	%(c)	0.82	%(c)
Net expenses to average daily net assets	0.31	%*(d)	0.31	%(d)	0.83%	0.80	%(c)	0.81	%(c)	0.82	%(c)
Portfolio turnover rate	32	%**	38%		80%	36%		55%		31%
Net assets at end of period (in 000’s)	$1,235,625		$1,038,720		$955,878	$920,610		$1,249,860		$952,386

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

Mercer Funds

Notes to the Financial Statements

September 30, 2020 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2020, only Class Y-3 was active.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”), TBA commitments or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2020. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts and swap contracts are determined using Level 1 inputs as of September 30, 2020.

At September 30, 2020, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, as well as the “Mutual Fund - Securities Lending Collateral” and the “Futures Contracts” sections whose values were determined using Level 1 inputs.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the portfolio securities by level based on inputs used as of September 30, 2020 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$125,457,320	$0	*	$—		$125,457,320
Austria	5,685,953	—		—		5,685,953
Belgium	8,074,267	—		—		8,074,267
Bermuda	7,846,880	—		—		7,846,880
Brazil	25,975,560	—		—		25,975,560
Canada	63,037,174	—		—		63,037,174
Cayman Islands	70,019,210	—		—		70,019,210
China	5,413,721	—		—		5,413,721
Denmark	56,148,612	—		—		56,148,612
Finland	30,830,134	—		—		30,830,134
France	357,376,691	—		—		357,376,691
Germany	214,814,312	—		—		214,814,312
Hong Kong	30,506,581	—		—		30,506,581
Hungary	4,540,210	—		—		4,540,210
India	10,554,260	—		—		10,554,260
Indonesia	1,056,499	—		—		1,056,499
Ireland	17,117,004	—		—		17,117,004
Israel	16,014,808	—		—		16,014,808
Italy	55,266,673	—		—		55,266,673
Japan	790,332,449	—		—		790,332,449
Luxembourg	8,086,973	—		—		8,086,973
Malta	3,304,809	—		—		3,304,809
Marshall Islands	751,280	—		—		751,280
Mauritius	820,554	—		—		820,554
Netherlands	137,499,753	—		—		137,499,753
New Zealand	5,643,275	—		—		5,643,275
Norway	16,087,509	—		—		16,087,509
Philippines	440,444	—		—		440,444
Portugal	837,847	—		0	**	837,847
Russia	23,824,794	—		—		23,824,794
Singapore	11,655,775	—		—		11,655,775
South Africa	6,845,462	—		—		6,845,462
South Korea	40,721,986	—		—		40,721,986
Spain	79,566,295	—		0	**	79,566,295
Sweden	79,293,074	—		—		79,293,074
Switzerland	278,906,924	—		—		278,906,924
Taiwan	55,449,163	—		—		55,449,163
Thailand	—	1,827,060		—		1,827,060
Turkey	2,995,542	—		—		2,995,542

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom	$405,057,960	$—	$—	$405,057,960
United States	78,869,702	—	—	78,869,702

Total Common Stocks	3,132,727,439	1,827,060	0	3,134,554,499

Investment Company	28,375,170	—	—	28,375,170

Preferred Stocks
Brazil	3,113,448	—	—	3,113,448
Germany	40,214,428	—	—	40,214,428

Total Preferred Stocks	43,327,876	—	—	43,327,876

Rights
Sweden	1,728,724	—	—	1,728,724

Short-Term Investment
Mutual Fund - Securities Lending Collateral	41,437,921	—	—	41,437,921

Total	$3,247,597,130	$1,827,060	$0	$3,249,424,190

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(2,243,172)	$—	$—	$(2,243,172)

Total Futures Contracts	(2,243,172)	—	—	(2,243,172)

Forward Foreign Currency Contracts†	—	(54,109)	—	(54,109)

Total	$(2,243,172)	$(54,109)	$—	$(2,297,281)

*	Represents one or more Level 2 securities at $0 value as of September 30, 2020.
**	Represents one or more Level 3 securities at $0 value as of September 30, 2020.
†

Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$109,981,470	$—		$109,981,470
Corporate Debt	—	420,344,578	0	**	420,344,578
Mortgage Backed Securities - Private Issuers	—	105,537,515	—		105,537,515
Mortgage Backed Securities - U.S. Government Agency Obligations	—	228,916,572	—		228,916,572
Municipal Obligations	—	13,004,542	—		13,004,542
Sovereign Debt Obligations	—	5,912,667	—		5,912,667
U.S. Government and Agency Obligations	—	125,574,557	—		125,574,557

Total Debt Obligations	—	1,009,271,901	0		1,009,271,901

Warrant
Financial	—	1,615	—		1,615

Short-Term Investment
Mutual Fund - Securities Lending Collateral	4,565,035	—	—		4,565,035

Futures Contracts†
Buys	59,505	—	—		59,505
Sales	214,862	—	—		214,862

Total Futures Contracts	274,367	—	—		274,367

Forward Foreign Currency Contracts†	—	5,485	—		5,485

Total	$4,839,402	$1,009,279,001	$0		$1,014,118,403

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(1,267)	$—	$—	$(1,267)

Total Futures Contracts	(1,267)	—	—	(1,267)

Swaps
Centrally Cleared Interest Rate Swap†	—	(87,756)	—	(87,756)

Total Swaps	—	(87,756)	—	(87,756)

Forward Foreign Currency Contracts†	—	(2,702)	—	(2,702)

Total	$(1,267)	$(90,458)	$—	$(91,725)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2020.
†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Debt Obligations	$—	$1,166,288,300		$—		$1,166,288,300

Common Stocks
Consumer, Cyclical	—	—		0	**	0
Energy	9	0	*	—		9
Utilities	—	411,719		—		411,719

Total Common Stocks	9	411,719		0		411,728

Convertible Preferred Stock
Energy	—	97,363		—		97,363

Preferred Stocks
Financial	86,456	—		—		86,456
Utilities	59,687	—		—		59,687

Total Preferred Stocks	146,143	—		—		146,143

Short-Term Investments
Mutual Fund - Securities Lending Collateral	10,377,337	—		—		10,377,337
Sovereign Debt Obligation	—	13,366,965		—		13,366,965

Total Short-Term Investments	10,377,337	13,366,965		—		23,744,302

Options Purchased	378,725	1,173,363		—		1,552,088

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$32,965	$—	$—	$32,965
Sales	176,223	—	—	176,223

Total Futures Contracts	209,188	—	—	209,188

Swaps
OTC Interest Rate Swaps	—	35,934	—	35,934
Centrally Cleared Interest Rate Swaps†	—	974,915	—	974,915
OTC Credit Default Swaps	—	1,009,649	—	1,009,649
Centrally Cleared Credit Default Swaps†	—	275,151	—	275,151

Total Swaps	—	2,295,649	—	2,295,649

Forward Foreign Currency Contracts†	—	3,365,193	—	3,365,193

Total	$11,111,402	$1,186,998,552	$0	$1,198,109,954

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(255,762)	$—	$—	$(255,762)
Sales	(110,442)	—	—	(110,442)

Total Futures Contracts	(366,204)	—	—	(366,204)

Swaps
OTC Interest Rate Swaps	—	(172,941)	—	(172,941)
Centrally Cleared Interest Rate Swap†	—	(5,105)	—	(5,105)
OTC Credit Default Swaps	—	(13,906)	—	(13,906)
Centrally Cleared Credit Default Swaps†	—	(16,799)	—	(16,799)

Total Swaps	—	(208,751)	—	(208,751)

Forward Foreign Currency Contracts†	—	(3,480,005)	—	(3,480,005)

Written Options	(72,608)	(205,564)	—	(278,172)

Total	$(438,812)	$(3,894,320)	$—	$(4,333,132)

*	Represents one or more Level 2 securities at $0 value as of September 30, 2020.
**	Represents one or more Level 3 securities at $0 value as of September 30, 2020.
†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Belgium	$67,208	$—	$—	$67,208
Bermuda	14,008,309	—	—	14,008,309
Brazil	44,948,476	—	—	44,948,476
Canada	3,363,896	—	—	3,363,896
Cayman Islands	275,956,926	15,032	—	275,971,958
Chile	1,972,754	—	—	1,972,754
China	168,758,661	72,627	—	168,831,288
Colombia	717,986	—	—	717,986
Cyprus	1,202	—	—	1,202
Czech Republic	468,474	—	—	468,474
France	3,505,081	—	—	3,505,081
Greece	830,939	—	—	830,939
Hong Kong	34,289,586	—	—	34,289,586
Hungary	1,923,329	—	—	1,923,329
India	141,917,119	—	—	141,917,119
Indonesia	19,153,716	—	—	19,153,716
Luxembourg	5,255,846	—	—	5,255,846
Malaysia	6,254,011	—	—	6,254,011
Marshall Islands	98,233	—	—	98,233
Mexico	21,135,504	—	—	21,135,504
Netherlands	17,662,581	—	—	17,662,581
Philippines	2,876,024	—	—	2,876,024
Poland	5,619,342	—	—	5,619,342
Russia	10,823,152	—	—	10,823,152
South Africa	37,460,601	—	—	37,460,601
South Korea	109,318,395	—	—	109,318,395
Spain	11,885	—	—	11,885
Taiwan	183,788,244	—	—	183,788,244
Thailand	1,695,232	9,800,449	—	11,495,681
Turkey	8,152,380	—	—	8,152,380
United Kingdom	14,296,426	—	—	14,296,426
United States	36,209,333	—	—	36,209,333

Total Common Stocks	1,172,540,851	9,888,108	—	1,182,428,959

Preferred Stocks
Brazil	10,659,211	—	—	10,659,211
Colombia	113,588	—	—	113,588
South Korea	10,105,743	—	—	10,105,743

Total Preferred Stocks	20,878,542	—	—	20,878,542

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Rights
Hong Kong	$—	$—	$0	**	$0
India	311	—	—		311
South Korea	2,274	—	—		2,274
Thailand	—	—	0	**	0

Total Rights	2,585	—	0		2,585

Warrant
Thailand	1,856	—	—		1,856

Short-Term Investment
Mutual Fund - Securities Lending Collateral	4,633,703	—	—		4,633,703

Total	$1,198,057,537	$9,888,108	$0		$1,207,945,645

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(57,020)	$—	$—	$(57,020)

Total	$(57,020)	$—	$—	$(57,020)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2020.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$21,589,232	$—	$—	$21,589,232
Austria	2,483,568	—	—	2,483,568
Belgium	1,846,656	—	—	1,846,656
Bermuda	14,236,588	—	—	14,236,588
Canada	66,764,525	—	—	66,764,525
Cayman Islands	9,790,659	—	—	9,790,659
Denmark	5,501,376	—	—	5,501,376
Finland	5,487,469	—	—	5,487,469

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
France	$49,754,422	$—	$—	$49,754,422
Germany	16,841,568	—	—	16,841,568
Hong Kong	19,971,610	—	—	19,971,610
Ireland	22,001,380	—	—	22,001,380
Israel	6,003,069	—	—	6,003,069
Italy	113,742	—	—	113,742
Japan	52,589,580	—	—	52,589,580
Luxembourg	2,676,866	—	—	2,676,866
Netherlands	23,599,281	—	—	23,599,281
New Zealand	4,036,362	—	—	4,036,362
Norway	3,153,217	—	—	3,153,217
Portugal	1,922,205	—	—	1,922,205
Singapore	5,452,969	24,828	—	5,477,797
Spain	12,406,951	—	—	12,406,951
Sweden	14,545,589	—	—	14,545,589
Switzerland	35,656,756	—	—	35,656,756
United Kingdom	40,932,337	—	—	40,932,337
United States	679,960,871	—	—	679,960,871

Total Common Stocks	1,119,318,848	24,828	—	1,119,343,676

Preferred Stock
Germany	2,352,381	—	—	2,352,381

Short-Term Investment
Mutual Fund - Securities Lending Collateral	3,349,041	—	—	3,349,041

Futures Contracts†
Buys	69,195	—	—	69,195

Total	$1,125,089,465	$24,828	$—	$1,125,114,293

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(126,413)	$—	$—	$(126,413)

Total Futures Contracts	(126,413)	—	—	(126,413)

Total	$(126,413)	$—	$—	$(126,413)

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Investments in Derivative Instruments

At September 30, 2020 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

ASSET DERIVATIVES
	Equity Risk	Total
Futures Contracts(2)	$150,454	$150,454

Total Value	$150,454	$150,454

NET REALIZED GAIN (LOSS)(6)
	Equity Risk	Total
Futures Contracts	$7,753,629	$7,753,629

Total Realized Gain (Loss)	$7,753,629	$7,753,629

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Equity Risk	Total
Futures Contracts	$(779,725)	$(779,725)

Total Change in Appreciation (Depreciation)	$(779,725)	$(779,725)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Equity Risk	Total
Long Futures Contracts	$29,699,201	$29,699,201

Small/Mid Cap

ASSET DERIVATIVES
	Equity Risk	Total
Futures Contracts(2)	$201,738	$201,738

Total Value	$201,738	$201,738

NET REALIZED GAIN (LOSS)(6)
	Equity Risk	Total
Futures Contracts	$7,295,856	$7,295,856

Total Realized Gain (Loss)	$7,295,856	$7,295,856

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Equity Risk	Total
Futures Contracts	$339,682	$339,682

Total Change in Appreciation (Depreciation)	$339,682	$339,682

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Equity Risk	Total
Long Futures Contracts	$35,491,657	$35,491,657

Non-US Core Equity

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$(2,243,172)	$(2,243,172)
Forward Foreign Currency Contracts(5)	(54,109)	—	(54,109)

Total Value	$(54,109)	$(2,243,172)	$(2,297,281)

NET REALIZED GAIN (LOSS)(6)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$—	$23,990,374	$23,990,374
Forward Foreign Currency Contracts	(1,035,042)	—	(1,035,042)

Total Realized Gain (Loss)	$(1,035,042)	$23,990,374	$22,955,332

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$—	$(11,726,737)	$(11,726,737)
Forward Foreign Currency Contracts	570,408	—	570,408

Total Change in Appreciation (Depreciation)	$570,408	$(11,726,737)	$(11,156,329)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Foreign Currency Risk	Equity Risk	Total
Long Futures Contracts	$—	$74,716,018	$74,716,018
Forward Foreign Currency Contracts	27,774,929	—	27,774,929

Core Fixed

ASSET DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts(2)	$—	$274,367	$274,367
Forward Foreign Currency Contracts(3)	5,485	—	5,485

Total Value	$5,485	$274,367	$279,852

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

LIABILITY DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts(2)	$—	$(1,267)	$(1,267)
Forward Foreign Currency Contracts(5)	(2,702)	—	(2,702)
Centrally Cleared Swap Contracts**	—	(87,756)	(87,756)

Total Value	$(2,702)	$(89,023)	$(91,725)

NET REALIZED GAIN (LOSS)(6)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased	$—	$(111,759)	$(111,759)
Options Written	—	53,011	53,011
Swaps Contracts	—	(853,847)	(853,847)
Futures Contracts	—	(692,733)	(692,733)
Forward Foreign Currency Contracts	(27,771)	—	(27,771)

Total Realized Gain (Loss)	$(27,771)	$(1,605,328)	$(1,633,099)

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased	$—	$46,086	$46,086
Options Written	—	(9,897)	(9,897)
Swaps Contracts	—	982,437	982,437
Futures Contracts	—	922,813	922,813
Forward Foreign Currency Contracts	6,438	—	6,438

Total Change in Appreciation (Depreciation)	$6,438	$1,941,439	$1,947,877

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased	$—	$224,500	$224,500
Options Written	—	(225,000)	(225,000)
Swaps Contracts	—	33,265,000	33,265,000
Short Futures Contracts	—	(50,605,097)	(50,605,097)
Long Futures Contracts	—	58,208,843	58,208,843
Forward Foreign Currency Contracts	1,029,945	—	1,029,945

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Opportunistic Fixed

ASSET DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(1)	$—	$116,530	$1,056,833	$378,725	$1,552,088
Futures Contracts(2)	—	—	209,188	—	209,188
Forward Foreign Currency Contracts(3)	—	3,365,193	—	—	3,365,193
OTC Swaps Contracts	1,009,649	—	35,934	—	1,045,583
Centrally Cleared Swap Contracts**	275,151	—	974,915	—	1,250,066

Total Value	$1,284,800	$3,481,723	$2,276,870	$378,725	$7,422,118

LIABILITY DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Written(4)	$—	$(117,128)	$(88,436)	$(72,608)	$(278,172)
Futures Contracts(2)	—	—	(366,204)	—	(366,204)
Forward Foreign Currency Contracts(5)	—	(3,480,005)	—	—	(3,480,005)
OTC Swaps Contracts	(13,906)	—	(172,941)	—	(186,847)
Centrally Cleared Swap Contracts**	(16,799)	—	(5,105)	(73,235)	(95,139)

Total Value	$(30,705)	$(3,597,133)	$(632,686)	$(145,843)	$(4,406,367)

NET REALIZED GAIN (LOSS)(6)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	$—	$(698,871)	$(249,688)	$(1,769,485)	$(2,718,044)
Options Written	—	332,217	84,564	367,967	784,748
Swaps Contracts	(763,242)	—	(1,078,912)	(73,235)	(1,915,389)
Futures Contracts	—	—	1,617,717	—	1,617,717
Forward Foreign Currency Contracts	—	(2,979,010)	—	—	(2,979,010)

Total Realized Gain (Loss)	$(763,242)	$(3,345,664)	$373,681	$(1,474,753)	$(5,209,978)

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	$—	$(135,825)	$33,589	$264,092	$161,856
Options Written	—	770,404	110,644	135,472	1,016,520
Swaps Contracts	134,085	—	1,781,181	—	1,915,266
Futures Contracts	—	—	(1,693,063)	—	(1,693,063)
Forward Foreign Currency Contracts	—	(958,474)	—	—	(958,474)

Total Change in Appreciation (Depreciation)	$134,085	$(323,895)	$232,351	$399,564	$442,105

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	$—	$25,782,657	$21,281,200	$6,950	$47,070,807
Options Written	—	(12,604,583)	(17,082,800)	(3,950)	(29,691,333)
Swaps Contracts	23,068,753	—	56,259,542	52,639	79,380,934
Short Futures Contracts	—	—	(106,732,839)	—	(106,732,839)
Long Futures Contracts	—	—	115,322,584	—	115,322,584
Forward Foreign Currency Contracts	—	452,518,533	—	—	452,518,533

Emerging Markets

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$(57,020)	$(57,020)

Total Value	$—	$(57,020)	$(57,020)

NET REALIZED GAIN (LOSS)(6)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$—	$14,258,361	$14,258,361
Forward Foreign Currency Contracts	130	—	130

Total Realized Gain (Loss)	$130	$14,258,361	$14,258,491

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$—	$(561,543)	$(561,543)

Total Change in Appreciation (Depreciation)	$—	$(561,543)	$(561,543)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Foreign Currency Risk	Equity Risk	Total
Long Futures Contracts	$—	$45,710,820	$45,710,820
Forward Foreign Currency Contracts	1,003,518	—	1,003,518

Global Low Volatility

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$—	$69,195	$69,195

Total Value	$—	$69,195	$69,195

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(2)	$(6,889)	$(119,524)	$(126,413)

Total Value	$(6,889)	$(119,524)	$(126,413)

NET REALIZED GAIN (LOSS)(6)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$91,608	$11,407,332	$11,498,940

Total Realized Gain (Loss)	$91,608	$11,407,332	$11,498,940

CHANGE IN APPRECIATION (DEPRECIATION)(7)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	$(28,535)	$(5,027,871)	$(5,056,406)

Total Change in Appreciation (Depreciation)	$(28,535)	$(5,027,871)	$(5,056,406)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(8)
	Foreign Currency Risk	Equity Risk	Total
Long Futures Contracts	$1,136,524	$34,359,287	$35,495,811

**

Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

(1)	Statements of Assets and Liabilities location: Investments, at value.
(2)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities.

(3)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(4)	Statements of Assets and Liabilities location: Written options, at value.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(6)

Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts, Closed futures contracts, Purchased option contracts, Written option contracts and Swap contracts.

(7)

Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts, Open futures contracts, Purchased option contracts, Written option contracts and Swap contracts.

(8)	Amounts disclosed represent average notional value for the months that the Fund held such derivatives during the period ended September 30, 2020.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Netting Agreements and Collateral Requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a subadvisor may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Funds, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2020.

Non-US Core Equity

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Liabilities(a)
HSBC Bank USA, N.A.	$(54,109)	$—	$—	$(54,109)

(a)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Core Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank Plc	$2,703	$(2,702)	$—	$1
JPMorgan Chase Bank N.A.	2,782	—	—	2,782

	$5,485	$(2,702)	$—	$2,783

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Barclays Bank Plc	$(2,702)	$2,702	$—	$—

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Bank of America, N.A.	$192,835	$(58,810)	$(30,170)	$103,855
Barclays Bank Plc	296,628	(65,727)	(90,000)	140,901
BNP Paribas S.A.	260,025	(260,025)	—	—
Citibank N.A.	246,467	(246,467)	—	—
Citigroup Global Markets, Inc.	16,536	—	—	16,536

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Deutsche Bank AG	$714,058	$(113,595)	$(309,051)	$291,412
Goldman Sachs & Co.	435,301	(148,829)	(286,472)	—
Goldman Sachs International	497,507	(312,354)	—	185,153
HSBC Bank Plc	145,593	(145,593)	—	—
JPMorgan Chase Bank N.A.	974,455	(974,455)	—	—
Morgan Stanley & Co.	1,400,590	(13,906)	(1,386,684)	—
Morgan Stanley & Co. International Plc	153,884	(153,884)	—	—
Morgan Stanley Capital Services, Inc.	3,430	—	(3,430)	—
Natwest Markets Plc	28,287	(28,287)	—	—
Standard Chartered Bank	79,550	(18,439)	—	61,111
State Street Bank and Trust	10,324	(6,416)	—	3,908
State Street Bank London	70,524	(9,570)	—	60,954
The BNY Mellon	4,742	(1,432)	—	3,310
Toronto Dominion Bank	5,081	—	—	5,081
UBS AG	48,322	(48,322)	—	—

	$5,584,139	$(2,606,111)	$(2,105,807)	$872,221

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Bank of America, N.A.	$(58,810)	$58,810	$—	$—
Barclays Bank Plc	(65,727)	65,727	—	—
BNP Paribas S.A.	(633,238)	260,025	—	(373,213)
Citibank N.A.	(301,554)	246,467	55,087	—
Deutsche Bank AG	(113,595)	113,595	—	—
Goldman Sachs & Co.	(148,829)	148,829	—	—
Goldman Sachs International	(312,354)	312,354	—	—
HSBC Bank Plc	(411,430)	145,593	187,384	(78,453)
HSBC Bank USA, N.A.	(22,044)	—	—	(22,044)
JPMorgan Chase Bank N.A.	(1,083,175)	974,455	100,000	(8,720)
Morgan Stanley & Co.	(13,906)	13,906	—	—
Morgan Stanley & Co. International Plc	(194,446)	153,884	31,156	(9,406)
Natwest Markets Plc	(382,423)	28,287	—	(354,136)
Standard Chartered Bank	(18,439)	18,439	—	—
State Street Bank and Trust	(6,416)	6,416	—	—
State Street Bank London	(9,570)	9,570	—	—
The BNY Mellon	(1,432)	1,432	—	—
UBS AG	(95,028)	48,322	—	(46,706)

	$(3,872,416)	$2,606,111	$373,627	$(892,678)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash, cash equivalents and short-term investments

A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date.

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2020. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2020 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$17,433,185	$1,007,698	$16,659,975
Small/Mid Cap	49,554,638	10,003,434	40,917,851
Non-US Core Equity	133,376,403	41,437,921	100,568,263
Core Fixed	9,726,676	4,565,035	5,361,075
Opportunistic Fixed	14,750,855	10,377,337	4,518,298
Emerging Markets	25,225,830	4,633,703	21,158,675
Global Low Volatility	15,460,545	3,349,041	13,020,787

For Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2020, with a contractual maturity of overnight and continuous. For Core Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in the Fund’s Schedule of Investments at September 30, 2020, with a contractual maturity of overnight and continuous.

For Opportunistic Fixed, the values of the security loan obligations are classified as follows at September 30, 2020:

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of September 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$9,474,571	$—	$—	$—	$9,474,571
Preferred Stocks	14,193	—	—	—	14,193
Sovereign Debt Obligations	888,573	—	—	—	888,573

Total	$10,377,337	$—	$—	$—	$10,377,337

Total Borrowings	$10,377,337	$—	$—	$—	$10,377,337

Gross amount of recognized liabilities for securities lending transactions					$10,377,337

(e)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

may engage in swaps, including, but not limited to, interest rate, currency, credit default, index, and total return swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statements of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swaps may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swaps or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to an uncleared swap, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap not the entire notional amount. The Subadvisor that enters into the swap will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in July 2010. Among other things, the Dodd-Frank Act sets forth a regulatory framework for certain OTC derivatives, such as swaps. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards.

Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant’s swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Central clearing and exchange trading is only required for trading certain instruments, although central clearing and exchange trading for additional instruments is expected to be implemented by the Commodity Futures Trading Commission (“CFTC”) until the majority of the swaps market is ultimately subject to both. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a Fund’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, major swap participants, and swap counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules promulgated may exert a negative effect on a Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on a Fund or its counterparties may affect that Fund’s ability to invest in futures, options, and swaps in a manner consistent with the Fund’s investment objective and strategies. The new requirements prescribed by the Dodd-Frank Act may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the ability of the Funds to buy or sell derivatives.

In a cleared swap transaction, the Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only certain derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swaps are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. If the Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

During the period ended September 30, 2020, Core Fixed and Opportunistic Fixed used swaps to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open swaps as of September 30, 2020.

(f)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin” may be paid by a Fund to or drawn by a Fund from such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities, or currencies, subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While certain futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future generally is an uncleared agreement resembling a total return swap transaction in which a Fund will commit to receive positive or negative returns on one or more specified equity index futures contracts in exchange for an agreed upon payment by the Fund to the counterparty. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statements of Operations.

During the period ended September 30, 2020, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See each Fund’s Schedule of Investments for a listing of open futures contracts as of September 30, 2020.

(g)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended September 30, 2020, Core Fixed and Opportunistic Fixed used options to manage interest rate and volatility exposure.

(h)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a non-cash settled forward contract to sell an amount of foreign currency, the Fund will maintain segregated assets in an amount equal to the contract’s full, notional value. When a Fund enters into a cash-settled forward contract to sell an amount of foreign currency, the

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Fund will maintain segregated assets in an amount equal to the net amount owed by the Fund. However, currency contracts with respect to identical currencies, with the same counterparty and same settlement date may be netted against each other and, in such cases, a Fund will maintain segregated assets in an amount equal to the net amount owed by the Fund, in accordance with the Trust’s Segregation and Offsetting Position Procedures. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably.

During the period ended September 30, 2020, Core Fixed and Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Core Fixed, and Opportunistic Fixed Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2020.

(i)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(j)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”. See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2020.

(k)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2020.

(l)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Fixed and Opportunistic Fixed as of September 30, 2020.

(m)  Bank loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2020, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Amerilife Holdings, LLC	$4,773	$4,773	$4,725	$(48)
EyeCare Partners, LLC	83,243	83,147	78,748	(4,399)

	$88,016	$87,920	$83,473	$(4,447)

(n)  LIBOR Transition

In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain a commonly used interest rate, the London Interbank Offered Rate (“LIBOR”). The terms of many investments, financings or other transactions to which a Fund may be a party have been historically tied to LIBOR, which may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund. The announcement and more recent public statements suggest that after 2021, LIBOR may cease to be published or utilized. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced a replacement for LIBOR, the Secured Overnight Funding Rate (“SOFR”). The Federal Reserve Bank of New York began publishing the SOFR in April 2018, which is a broad measure of the cost of overnight borrowing of cash collateralized by Treasury securities. SOFR is intended to serve as a reference rate for U.S. dollar-based debt and derivatives and ultimately reduce the markets’ dependence on LIBOR. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate in the United Kingdom. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Accordingly, the potential effect of a transition away from LIBOR on a Fund or the debt securities or other instruments based on LIBOR in which a Fund invests cannot yet be determined. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include reference to LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments.

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

(o)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(p)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

As of September 30, 2020, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$1,092,991,737	$196,322,860	$(73,951,818)	$122,371,042
Small/Mid Cap	1,419,276,144	228,313,208	(154,756,550)	73,556,658
Non-US Core Equity	3,005,532,422	493,819,572	(249,927,804)	243,891,768
Core Fixed	967,570,213	55,160,680	(8,892,342)	46,268,338
Opportunistic Fixed	1,197,404,664	32,593,007	(37,757,747)	(5,164,740)
Emerging Markets	1,149,686,672	192,457,129	(134,198,156)	58,258,973
Global Low Volatility	969,273,430	190,165,531	(34,393,863)	155,771,668

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These differences primarily relate to swap income, gains and losses from passive foreign investment companies and other basis adjustments during the period ended September 30, 2020.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(q)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

(r)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a committed, unsecured revolving line of credit through December 10, 2020. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to 1% plus the higher of (i) the Federal Funds Rate or (ii) the Federal Reserve Bank of New York Overnight Bank Funding Rate. The Funds did not borrow under the Agreement during the period ended September 30, 2020.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5.	Fees and other transactions with affiliates

As of September 30, 2020, the Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Large Cap	0.53%	0.51%	0.46%
Small/Mid Cap	0.90%	0.88%	0.83%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Emerging Markets	0.80%	0.78%	0.73%
Global Low Volatility	0.75%	0.73%	0.68%

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.

The Advisor has contractually agreed, until at least July 31, 2021, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Funds’ Subadvisors. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Funds’ Board of Trustees. The fees waived by the Advisor pursuant

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

to this agreement are not subject to reimbursement by the Funds to the Advisor. The fees waived are shown in the Advisory fee waiver line in the Statements of Operations.

The Advisor provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.25%, 0.25% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the transfer agent. As these classes have not been funded, no fees were charged for the period ended September 30, 2020.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares. As this class has not been funded, no fees were charged for the period ended September 30, 2020.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2020, were as follows:

	Long-Term U.S. Government Securities		Other Long-Term Securities
Purchases
Large Cap	$—		$269,903,220
Small/Mid Cap	—		427,726,420
Non-US Core Equity	—		1,345,716,517
Core Fixed	384,362,158	*	156,951,439
Opportunistic Fixed	47,242,468		819,873,940
Emerging Markets	—		381,277,448
Global Low Volatility	—		344,892,613
Sales
Large Cap	—		188,894,737
Small/Mid Cap	—		290,774,570
Non-US Core Equity	—		1,328,017,254
Core Fixed	450,353,483	*	62,436,400
Opportunistic Fixed	95,657,210		544,854,414
Emerging Markets	—		334,144,122
Global Low Volatility	—		341,786,933

*	Includes purchases of $68,554,524 and sales of $58,981,279 for TBA securities.

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap

	Six Months Ended September 30, 2020		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	24,355,887	$211,994,217	10,138,802	$90,778,255
Shares issued through in-kind contribution*	—	—	81,706,524	781,114,365
Shares issued to shareholders in reinvestment of distributions	—	—	4,676,195	43,395,087
Shares repurchased	(17,749,951)	(147,176,430)	(21,820,763)	(194,574,909)

Net increase	6,605,936	$64,817,787	74,700,758	$720,712,798

Small/Mid Cap

	Six Months Ended September 30, 2020		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	26,698,490	$241,820,762	22,989,280	$221,232,437
Shares issued through in-kind contribution**	—	—	51,416,668	567,640,018
Shares issued to shareholders in reinvestment of distributions	—	—	3,694,817	40,162,658
Shares repurchased	(10,790,540)	(106,411,980)	(20,554,836)	(214,043,599)

Net increase	15,907,950	$135,408,782	57,545,929	$614,991,514

Non-US Core Equity

	Six Months Ended September 30, 2020		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	46,581,992	$454,672,568	80,075,822	$790,637,683
Shares issued through in-kind contribution***	—	—	38,582,379	410,902,338
Shares issued to shareholders in reinvestment of distributions	—	—	5,696,274	60,608,354
Shares repurchased	(39,610,554)	(391,338,299)	(26,429,943)	(276,992,700)

Net increase	6,971,438	$63,334,269	97,924,532	$985,155,675

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Core Fixed

	Six Months Ended September 30, 2020		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	14,491,636	$157,010,992	59,487,550	$613,861,885
Shares issued to shareholders in reinvestment of distributions	—	—	2,057,194	21,127,381
Shares repurchased	(15,410,997)	(168,744,564)	(25,733,623)	(267,181,856)

Net increase (decrease)	(919,361)	$(11,733,572)	35,811,121	$367,807,410

Opportunistic Fixed

	Six Months Ended September 30, 2020		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	24,657,420	$231,700,747	41,331,790	$386,165,258
Shares issued to shareholders in reinvestment of distributions	—	—	2,450,225	22,762,588
Shares repurchased	(4,147,532)	(37,902,801)	(18,948,016)	(173,703,085)

Net increase	20,509,888	$193,797,946	24,833,999	$235,224,761

Emerging Markets

	Six Months Ended September 30, 2020		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	24,423,315	$212,045,032	34,290,769	$300,441,230
Shares issued through in-kind contribution****	—	—	14,375,147	133,545,116
Shares issued to shareholders in reinvestment of distributions	—	—	1,618,490	15,100,507
Shares repurchased	(13,696,502)	(118,581,192)	(31,714,029)	(286,169,511)

Net increase	10,726,813	$93,463,840	18,570,377	$162,917,342

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

Global Low Volatility

	Six Months Ended September 30, 2020		Year Ended March 31, 2020
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	17,293,461	$222,997,205	29,601,187	$386,424,292
Shares issued to shareholders in reinvestment of distributions	—	—	6,000,409	81,065,529
Shares repurchased	(18,829,759)	(241,535,089)	(15,928,861)	(221,207,356)

Net increase (decrease)	(1,536,298)	$(18,537,884)	19,672,735	$246,282,465

*

On November 26, 2019, Large Cap received securities in-kind valued at $769,614,365 and cash of $11,500,000 from Mercer Large Cap Stock Fund. This resulted in the issuance of 81,706,524 shares valued at $781,114,365.

**

On December 2, 2019, Small/Mid Cap received securities in-kind valued at $550,516,305 and cash of $17,123,713 from Mercer Small/Mid Cap Stock Fund. This resulted in the issuance of 51,416,668 shares valued at $567,640,018.

***

On December 3, 2019, Non-US Core Equity received securities in-kind valued at $395,102,338 and cash of $15,800,000 from Mercer International Stock Fund. This resulted in the issuance of 38,582,379 shares valued at $410,902,338.

****

On November 26, 2019, Emerging Markets received securities in-kind valued at $10,686,440 and cash of $122,858,676 from Mercer International Stock Fund. This resulted in the issuance of 14,375,147 shares valued at $133,545,116.

8.	Certain Risks

In the normal course of business, the Funds invest in securities or other instruments and may enter into transactions, and such activities subject each Fund to various risks, including fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations (credit risk). Investments in foreign securities involve certain risks, including foreign currency fluctuations and those related to political or economic instability.

Additional risks associated with certain of the Funds’ investments are described above within the respective security type notes. A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

LIBOR risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the LIBOR. LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect a Fund’s performance or NAV.

9.	Recent Accounting Pronouncements

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 “Premium Amortization of Callable Debt Securities” (“ASU 2017-08”), which amends the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with explicit non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal year ended March 31, 2020.

In March 2020, FASB issued Accounting Standards Update No. 2020-04, “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04 on the Funds’ financial statements.

In October 2020, FASB issued Accounting Standards Update No. 2020-08 (“ASU 2020-08”), “Receivables - Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

10.	Subsequent events

Management has evaluated the impact of subsequent events through November 17, 2020, the date the financial statements were available to be issued for possible adjustment and/or disclosure in the Funds’ financial statements. Management has determined that there are no material events that would require adjustment and/or disclosure in the Funds’ financial statements through this date.

11.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge,

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Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

12.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT, which when filed, will be available on the SEC’s website at http://www.sec.gov.

13.	Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2020 through September 30, 2020

June 8-9, 2020 Board Meeting

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 8-9, 2020 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment advisor (the “Advisor”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the series of the Trust (each a “Fund,” and collectively, the “Funds”), consisting of: Mercer US Large Cap Equity Fund (the “Large Cap Fund”), Mercer US Small/Mid Cap Equity Fund (the “Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (the “Non-US Core Fund”), Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (the “Global Low Volatility Fund”), Mercer Core Fixed Income Fund (the “Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials furnished by the Advisor that were prepared for the Meeting, including: (i) the Investment Management Agreement with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds; the fees that the Advisor charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, as contained in a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent, nationally recognized provider of investment company data (the “Broadridge Report”); (iii) the Funds’ management fee waiver agreement (the “Fee Waiver Agreement”) which requires the Advisor to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to a Fund’s Subadvisors for the management of their allocated portions of the subject Fund; (iv) information

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Notes to the Financial Statements (Continued)

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regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (v) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Fund, and that were identified by Broadridge in the Broadridge Report; (vi) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Broadridge Report; and (vii) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the Meeting and throughout the course of the year at regularly scheduled and special Board meetings. The Independent Trustees also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the Independent Trustees for use in connection with the contract renewal process, as well as certain follow-up responses that had been requested on behalf of the Independent Trustees by their independent legal counsel. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor.

During their review of this information, the Independent Trustees considered and analyzed the factors that they deemed relevant with respect to the Advisor, including: the nature, extent, and quality of the services that were provided to the Funds by the Advisor; the Advisor’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels, including the effect of the Fee Waiver Agreement on Fund expenses; the fact that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds under the Investment Management Agreement as a result of the Fee Waiver Agreement; and any ancillary benefits to the Advisor and its affiliates of the Advisor’s relationship with the Funds. The Independent Trustees also considered the nature, extent, and quality of the non-advisory services that the Advisor and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor personnel performed their duties. In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisors (including overseeing the process of transitioning assets among Subadvisor(s)), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadvisor’s investment performance and processes; the oversight of each Subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; and oversight of general portfolio compliance with relevant law.

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Notes to the Financial Statements (Continued)

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The Independent Trustees considered the Advisor’s ability and willingness to identify instances where there was a need to add a new Subadvisor, to replace a current Subadvisor, to reallocate Fund assets among current Subadvisors, to utilize a new strategy of a current Subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Independent Trustees also noted the services provided by the Advisor in connection with the review, selection, evaluation and monitoring of Subadvisors for the Funds. The Independent Trustees considered the fact that the Advisor is capable of providing, through its other business divisions, significant research and related services to the Funds that an investment advisor to a fund complex of similar size as the Funds might not otherwise be able to provide.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as compared to an investment company without multiple Subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Independent Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer (the “CCO”) to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Independent Trustees compared each Fund’s contractual and actual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Broadridge in its Report), and noted each Fund’s rankings. The Independent Trustees also considered the Fee Waiver Agreement and its effect on the Advisor’s actual management fee and the Funds’ expense ratios and further considered that the Advisor intended to renew the Fee Waiver Agreement for another year through July 31, 2021. The Independent Trustees noted the Advisor’s explanation that it did not manage other comparable funds, including comparable registered investment companies or other client accounts, and, therefore, the Advisor could not provide information regarding the Advisor’s fees for servicing such funds or accounts.

The Independent Trustees considered the entrepreneurial risk undertaken by the Advisor in managing and operating the Trust and the Funds and they considered the Advisor’s commitment to the continued successful operation of the Funds. Regarding the level of profitability being realized by the Advisor in connection with its management of the Funds, the Independent Trustees took note of the Advisor’s explanation that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the Fee Waiver Agreement. The Independent Trustees also discussed the Advisor’s ongoing costs in operating the Funds. The Independent Trustees considered the Advisor’s ongoing initiative to negotiate reduced fee schedules for certain of the Subadvisors, which results in a benefit to the Funds and their shareholders under the Fee Waiver Agreement to the extent that such subadvisory fees are reduced.

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Notes to the Financial Statements (Continued)

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The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as described in the Advisor’s responses to the questions and information requests contained in the 15(c) Information Request Letter, as well as in the comments of the Advisor’s personnel at the Meeting. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees took into consideration the Advisor’s discussion of the ancillary benefits that the firm (along with its affiliates) may realize by managing the Funds, to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles, as well as the benefits to the Advisor stemming from its ability to negotiate global fee arrangements from time to time with certain of the Subadvisors. The Independent Trustees also noted that the Advisor will provide or procure, as applicable, certain non-distribution related shareholder administrative services pursuant to the Shareholder Administrative Services Plan for the Adviser Class shares, Class I shares and Class Y-2 shares of the Funds (the “Shareholder Services Plan”) and the Second Amended and Restated Shareholder Administrative Services Agreement between the Advisor and the Funds (the “Administrative Services Agreement”), and that the Advisor would be entitled to receive compensation from the Adviser Class, Class I and Class Y-2 shares of the Funds for acting in that capacity. The Independent Trustees acknowledged that no compensation had been paid to date as there currently were no Adviser Class, Class I or Class Y-2 shares outstanding. The Independent Trustees considered that compensation to be paid to the Advisor under the Administrative Services Agreement would be accrued from the fees paid under the Shareholder Services Plan. The Independent Trustees also considered that, in return for this compensation, the Advisor would be responsible for, among other things, attending to shareholder correspondence, assisting with exchanges and the processing of purchases and redemptions of shares, maintaining account records, processing dividend payments and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that these potential benefits that would accrue to the Advisor and its affiliates by virtue of their relationships to the Funds are reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the levels of $750 million in assets and also at $1 billion in assets. The Independent Trustees noted that, as a result of the Fee Waiver Agreement, any decreases in the advisory fee for a particular Fund under the Investment Advisory Agreement resulting from the Fund passing certain asset level thresholds would not result in a decrease in the fee paid by that Fund under the current Fee Waiver Agreement, which requires that the Advisor waive any portion of its management fee that exceeds the aggregate fees paid to a Fund’s Subadvisors.

(d)  The investment performance of each Fund and the Advisor.  The Independent Trustees considered the investment performance of each Fund, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Independent

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Notes to the Financial Statements (Continued)

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Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continues to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Broadridge Report prepared specifically for the Meeting. In reviewing the performance of the Funds, the Independent Trustees considered the performance of each Fund, noting that the performance of the Large Cap Fund fell within the third quintile, the performance of the Small/Mid Cap Fund fell within the second quintile, the performance of the Non-US Core Fund fell within the first quintile, the performance of the Emerging Markets Fund fell within the fourth quintile, the Global Low Volatility Fund’s performance fell within the first quintile, the Core Fixed Income Fund’s performance fell within the first quintile and the Opportunistic Fixed Income Fund’s performance fell within the fifth quintile of their respective performance universes for performance for the ten-year measurement period or since inception for those Funds that did not have ten years of performance. The Independent Trustees also took into consideration the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

With respect to their review of the performance results of each of the Funds, the Independent Trustees took into consideration the following:

1.  Large Cap Fund.  In the case of the Large Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the fourth, fifth, fourth, third, fourth and third quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Large Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fifth, fifth, third, second, fourth and second quintiles, respectively, of its peer group. With regard to the performance of the Large Cap Fund relative to its peer group, the Independent Trustees noted that, in order to address the Large Cap Fund’s performance, the Advisor had recommended, and the Board approved, the appointment of Jennison Associates LLC, Polen Capital Management, L.L.C. and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, in 2019 to replace various Subadvisors.

2.  Small/Mid Cap Fund.  In the case of the Small/Mid Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second quintile, for each measurement, of its peer universe. The Independent Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, second, second, first, second and first quintiles, respectively, of its peer group.

3.  Non-US Core Fund.  In the case of the Non-US Core Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, second, first, first, first and first quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Non-US Core Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, second, first, second, second and first quintiles, respectively, of its peer group.

4.  Emerging Markets Fund.  In case of the Emerging Markets Fund, which had commenced operations in May of 2012, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the third, third, fourth, fourth,

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Notes to the Financial Statements (Continued)

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fourth and fourth quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fourth, third, third, fourth, fourth and fourth quintiles, respectively, of its peer group. With regard to the performance of the Emerging Markets Fund relative to its peer group, the Independent Trustees noted that, in order to address the Emerging Markets Fund’s performance, the Advisor had recommended, and the Board had approved the appointment of Origin Asset Management LLP in 2019.

5.  Global Low Volatility Fund.  In case of the Global Low Volatility Fund, which had commenced operations in November of 2012, the Independent Trustees noted that performance fell within the first quintile for each of the one-, two-, three-, four- and five-year and since inception measurement periods of its peer universe. The Independent Trustees also considered that the Global Low Volatility Fund’s performance for the one-, two-, three-, four- and five-year periods was in the first quintile for each of the measurement periods for its peer group.

6.  Core Fixed Income Fund.  In the case of the Core Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, first, first, first, first and first quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed the Fund’s performance in the first, first, first, first, second and first quintiles, respectively, of its peer group.

7.  Opportunistic Fixed Income.  In the case of the Opportunistic Fixed Income Fund, which had commenced operations in August of 2013, the Independent Trustees noted that performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the fourth, fifth, fourth, third, fifth and fifth quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the six measurement periods placed its performance in the third, fifth, fourth, fourth, fifth and fifth quintiles, respectively, of its peer group. With regard to the performance of the Opportunistic Fixed Income Fund relative to its peer group, the Independent Trustees noted that, in order to address the Fund’s performance, the Advisor had terminated T. Rowe Price Associates, Inc. and T. Rowe Price International Limited in their roles as Subadvisor and Sub-Subadvisor, respectively, to the Fund in April 2020. In connection with their consideration of the performance results for the Opportunistic Fixed Income Fund, the Independent Trustees also considered the Advisor’s explanation that the Fund was designed by the Advisor to serve a specific purpose and investment need and that the Fund does not have a peer group or universe that is comparable. The Independent Trustees further took into consideration the Advisor’s explanation that the Opportunistic Fixed Income Fund’s performance was not likely to compare favorably with its selected benchmark index because the Fund had been established by the Advisor with a specific investment purpose that was not likely to be correlated to the investment performance of its benchmark index, and that the Fund had been successful in achieving its intended performance results consistent with the Advisor’s objective for the Fund.

On the basis of the foregoing, the Independent Trustees concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Funds and their shareholders.

Conclusion.  Following further consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such

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Notes to the Financial Statements (Continued)

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services. It was noted that the Independent Trustees had taken into consideration the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups as presented in the Broadridge Report. As a result, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and they approved the renewal of the Investment Management Agreement.

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following Subadvisors for the Funds: Brandywine Global Investment Management, LLC (“Brandywine”), Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”), Jennison Associates LLC, O’Shaughnessy Asset Management, LLC, Polen Capital Management, L.L.C. and Parametric Portfolio Associates LLC (in the case of the Large Cap Fund); GW&K Investment Management, LLC, Loomis, Sayles & Company, L.P., LSV Asset Management, River Road Asset Management, LLC, Westfield Capital Management Company, L.P. and Parametric Portfolio Associates LLC (in the case of the Small/Mid Cap Fund); American Century Investment Management, Inc., Arrowstreet Capital, Limited Partnership, LSV Asset Management, Massachusetts Financial Services Company and Parametric Portfolio Associates LLC (in the case of the Non-US Core Fund); Copper Rock Capital Partners LLC, Dimensional Fund Advisors LP, Mondrian Investment Partners Limited, Origin Asset Management LLP, William Blair Investment Management, LLC and Parametric Portfolio Associates LLC (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, Martingale Asset Management, L.P., Veritas Asset Management LLP, Wellington Management Company LLP and Parametric Portfolio Associates LLC (in the case of the Global Low Volatility Fund); BlackRock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P., Western Asset Management Company, LLC (“WAMCO”) and Western Asset Management Company Limited (“WAMCL”) (sub-subadvisor) (in the case of the Opportunistic Fixed Income Fund); and Income Research & Management, Manulife Asset Management (US) LLC and PGIM, Inc. (in the case of the Core Fixed Income Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor that included, as to each Subadvisor whose Subadvisory Agreement was being considered and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) the Fee Waiver Agreement, which requires the Advisor to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to a Fund’s Subadvisors for

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Notes to the Financial Statements (Continued)

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the management of their allocated portions of the subject Fund; (v) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (vi) information regarding the Subadvisor’s brokerage and trading policies and practices; (vii) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (viii) the Subadvisor’s historical performance returns managing a similar investment mandate (as applicable), and a comparison of performance returns of the allocated portion of the Fund managed by the Subadvisor to a relevant index; and (ix) the Advisor’s detailed monitoring and reporting of Subadvisor performance on qualitative and quantitative factors.

In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors, both at the Meeting and throughout the course of the year at Board meetings. During their review of this information, the Independent Trustees also considered information provided by the Advisor regarding the Subadvisors’ answers and responses to applicable information requests contained in the 15(c) Questionnaire. The Independent Trustees considered and analyzed the factors that they deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style and investment decision-making process; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as managing pooled investment products similar to the applicable Fund (as applicable); the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving advisory agreements.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced. The Independent Trustees considered the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Independent Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Independent Trustees also considered the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisors.

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Notes to the Financial Statements (Continued)

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Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Independent Trustees concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

(b)  The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds.  The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a Subadvisor to the respective Fund. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Funds was reasonable in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation at the Meeting that the Subadvisors be continued, including in light of the fact that the Subadvisors’ fees would indirectly be borne by the respective Funds and their shareholders as a result of the Fee Waiver Agreement.

The Independent Trustees considered the expected impact of the subadvisory fees on the Funds’ overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, the relevance of each Subadvisor’s profitability was considered by the Independent Trustees in that context. The Independent Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to negotiate reduced subadvisory fee schedules with the Subadvisors, which benefits the Fund and their shareholders due to the Fee Waiver Agreement to the extent that such subadvisory fees are reduced. The Independent Trustees also took note of the Advisor’s explanation that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the subadvisory fee arrangements and the Fee Waiver Agreement. The Independent Trustees also considered the information supplied by each Subadvisor that presented data regarding the fees charged to other comparable clients of the Subadvisor (as applicable). Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range in relation to the services to be provided by each Subadvisor.

(c)  Ancillary Benefits.  The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable based upon the level and quality of services provided.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that several of the Subadvisory Agreements

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Notes to the Financial Statements (Continued)

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included breakpoints that would reduce the Subadvisor’s fee as the allocated portion of the applicable Fund (and/or certain assets globally with respect to the Advisor and its affiliates) managed by the Subadvisor increased. It was noted that the benefit of breakpoints would indirectly go to the Funds and their shareholders, given the Fee Waiver Agreement.

(e)  The investment performance of the Funds and the Subadvisors.  The Independent Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be supported by the services that were provided by each of the Subadvisors to the Funds. As a result, the Independent Trustees concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and approved the renewal of each of the Subadvisory Agreements.

Mercer US Large Cap Equity Fund

Approval of a New Subadvisory Agreement for the Large Cap Fund with Brandywine Global Investment Management, LLC Effective Upon the Closing of the Transaction Involving the Acquisition of Legg Mason Inc. by Franklin Resources, Inc.

At the Meeting, the Advisor also recommended, and the Board of Trustees, including the Independent Trustees, considered and approved, with respect to the Large Cap Fund (the “Fund”), a proposed new subadvisory agreement (the “New Brandywine Subadvisory Agreement”) to be entered into by the Advisor and Brandywine Global Investment Management, LLC (“Brandywine”) to be effective upon the closing of the transaction involving the acquisition of Brandywine’s corporate parent Legg Mason, Inc. by Franklin Resources, Inc. (the “Franklin Transaction”). The Franklin Transaction was successfully completed and closed effective as of July 31, 2020, and as of that date Brandywine became a subsidiary of Franklin Resources.

In considering the approval of the New Brandywine Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and Brandywine that included, as to Brandywine and the Fund: (i) the New Brandywine Subadvisory Agreement; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated Brandywine, and recommended Brandywine for Board approval, and the Advisor’s rationale for recommending the continued retention of Brandywine following the closing of the Franklin Transaction; (iii) information describing the nature, extent, and quality of the services that Brandywine provided to the Fund, and the fees that Brandywine charged for these services; (iv) the Advisor’s contractual agreement, which requires the Advisor to waive any portion of the management fee it is entitled to under the Management Agreement with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to Brandywine for the management of its allocated portion of the Fund (the “Fee Waiver Agreement”); (v) information regarding Brandywine’s business and operations, financial condition, portfolio management team, and compliance program, and the effect that the Franklin Transaction may have on Brandywine’s business and operations; (vi) information

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

regarding Brandywine’s brokerage and trading policies and practices; (vii) Brandywine’s performance in managing its allocated portion of the Fund’s investment portfolio; (viii) Brandywine’s historical performance returns managing a similar investment mandate, and a comparison of performance returns of the allocated portion of the Fund managed by Brandywine to a relevant index; and (ix) the Advisor’s detailed monitoring and reporting of Brandywine’s performance on qualitative and quantitative factors.

In addition, the Independent Trustees considered their discussions with representatives of the Advisor regarding Brandywine and the Franklin Transaction. The Independent Trustees considered and analyzed the factors that the Independent Trustees deemed relevant with respect to Brandywine, including: the nature, extent, and quality of the services to be provided to the Fund by Brandywine following the consummation of the Franklin Transaction; Brandywine’s investment management style and investment decision-making process; Brandywine’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as managing pooled investment products similar to the Fund; the qualifications and experience of the employees at Brandywine who were responsible for the day-to-day management of the allocated portion of the Fund; and Brandywine’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to the Fund and to Brandywine, the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the advisory services to be provided by Brandywine.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that Brandywine had provided to the Fund under the Prior Brandywine Subadvisory Agreement and that are proposed to be provided by Brandywine under the New Brandywine Subadvisory Agreement. The Independent Trustees considered, as to Brandywine: (i) its organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the Fund and other similar investment portfolios and the performance history of the Fund and those other portfolios; (iii) its investment strategy for the Fund; (iv) its performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Independent Trustees also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided by Brandywine to the Fund after consummation of the Franklin Transaction. The Independent Trustees also noted that the executive and portfolio management teams of Brandywine were expected to stay in place after consummation of the Franklin Transaction. The Independent Trustees concluded that the Fund and its shareholders would continue to benefit from the quality and experience of Brandywine’s investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services provided by Brandywine under the Prior Brandywine Subadvisory Agreement, as well as Brandywine’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for the Fund in light of the Fund’s investment objective, and supported a decision to approve the New Brandywine Subadvisory Agreement.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

(b)  Comparison of the services to be rendered and fees to be paid to Brandywine under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Brandywine and evaluated the compensation to be paid to Brandywine by the Advisor for those services. The Independent Trustees considered the fees payable under the New Brandywine Subadvisory Agreement. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to Brandywine for its proposed services to the Fund was reasonable in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation that Brandywine be continued following the Franklin Transaction, particularly in light of the fact that Brandywine’s fees would indirectly be borne by the Fund and its shareholders as a result of the Fee Waiver Agreement. The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. The Independent Trustees also took note of the Advisor’s explanation that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Fund as a result of the subadvisory fee arrangements and the Fee Waiver Agreement. The Independent Trustees concluded that the proposed level of fees to be paid to Brandywine by the Advisor with respect to the assets allocated to Brandywine was supported by the services that were expected to be provided by Brandywine. The Independent Trustees noted that the services that Brandywine would furnish to the Fund appeared to be comparable to the services that Brandywine currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered that the fees agreed to by Brandywine were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in determining to recommend that Brandywine continue to serve as a subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Brandywine for its services to the Fund were reasonable.

The Independent Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed level of fees to be paid to Brandywine was supported by the services that were expected to be provided by Brandywine. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Brandywine from its relationship with the Fund and concluded that they were reasonable. Since the fees to be paid to Brandywine were the result of arm’s length bargaining between unaffiliated parties, the potential profitability of Brandywine was not considered relevant to the Independent Trustees’ deliberations. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by Brandywine and the proposed fees to be paid to Brandywine by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Brandywine as a result of serving as a subadvisor were reasonable in relation to the services that were expected to be provided by Brandywine to the Fund.

(c)  Investment performance of the Fund and Brandywine.  The Independent Trustees considered whether Brandywine operated within the Fund’s investment objective and style, and considered Brandywine’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of Brandywine supported the approval of the New Brandywine Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for Brandywine continued to be supported by the services that are to be provided after the closing of the Franklin Transaction by Brandywine to the Fund. As a result, the Independent Trustees concluded that the approval of the New Brandywine Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, determined to approve the New Brandywine Subadvisory Agreement.

Mercer Opportunistic Fixed Income Fund

Approval of a New Subadvisory Agreement and Sub-Subadvisory Agreement for the Opportunistic Fixed Income Fund with each of Western Asset Management Company, LLC and Western Asset Management Company Limited, Effective Upon the Closing of the Transaction Involving the Acquisition of Legg Mason Inc. by Franklin Resources, Inc.

At the Meeting, the Advisor further recommended, and the Board of Trustees, including the Independent Trustees, considered and approved, with respect to the Opportunistic Fixed Income Fund (the “fund”), a proposed new subadvisory agreement between the Advisor and Western Asset Management Company, LLC (“WAMCO”) and a proposed new sub-subadvisory agreement between WAMCO and Western Asset Management Company Limited, an affiliate of WAMCO (“WAMCL” and together with WAMCO, “Western” and collectively, the “New Western Subadvisory Agreements”), to be effective upon the closing of the transaction involving the acquisition of Western’s corporate parent Legg Mason, Inc. by Franklin Resources, Inc. (the “Franklin Transaction”). The Franklin Transaction was successfully completed and closed effective as of July 31, 2020, and as of that date Western became a subsidiary of Franklin Resources.

In considering the approval of the New Western Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and Western that included, as to Western and the Fund: (i) the New Western Subadvisory Agreements; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated Western, and recommended Western for Board approval, and the Advisor’s rationale for recommending the continued retention of Western following the closing of the Franklin Transaction; (iii) information describing the nature, extent, and quality of the services that Western provided to the Fund, and the fees that Western charged for these services; (iv) the Advisor’s contractual agreement, which requires the Advisor to waive any portion of the management fee it is entitled to under the Management Agreement with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to Western for the management of its allocated portion of the Fund (the “Fee Waiver Agreement”); (v) information regarding Western’s business and operations, financial condition, portfolio management team, and compliance program, and the effect that the Franklin Transaction may have on Western’s business and operations; (vi) information regarding Western’s brokerage and trading policies and practices; (vii) Western’s performance in managing its allocated portion of the Fund’s investment portfolio; (viii) Western’s historical performance returns managing a similar investment mandate, and a comparison of performance returns of the allocated portion of the Fund managed by Western to a relevant index; and (ix) the Advisor’s detailed monitoring and reporting of Western’s performance on qualitative and quantitative factors.

In addition, the Independent Trustees considered their discussions with representatives of the Advisor regarding Western and the Franklin Transaction. The Independent Trustees considered and analyzed the factors that the Independent Trustees deemed relevant with respect to Western, including: the nature,

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

extent, and quality of the services to be provided to the Fund by Western following the consummation of the Franklin Transaction; Western’s investment management style and investment decision-making process; Western’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as managing pooled investment products similar to the Fund; the qualifications and experience of the employees at Western who were responsible for the day-to-day management of the allocated portion of the Fund; and Western’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to the Fund and to Western, the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the advisory services to be provided by Western.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that Western had provided to the Fund under the Prior Western Subadvisory Agreements and that are proposed to be provided by Western under the New Western Subadvisory Agreements. The Independent Trustees considered, as to Western: (i) its organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the Fund and other similar investment portfolios and the performance history of the Fund and those other portfolios; (iii) its investment strategy for the Fund; (iv) its performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Independent Trustees also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided by Western to the Fund after consummation of the Franklin Transaction. The Independent Trustees also noted that the executive and portfolio management teams of Western were expected to stay in place after consummation of the Franklin Transaction. The Independent Trustees concluded that the Fund and its shareholders would continue to benefit from the quality and experience of Western’s investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services provided by Western under the Prior Western Subadvisory Agreements, as well as Western’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for the Fund in light of the Fund’s investment objective, and supported a decision to approve the New Western Subadvisory Agreements.

(b)  Comparison of the services to be rendered and fees to be paid to Western under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Western and evaluated the compensation to be paid to Western by the Advisor for those services. The Independent Trustees considered the fees payable under the New Western Subadvisory Agreements. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to Western for its proposed services to the Fund was reasonable in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation that Western be continued following the Franklin Transaction, particularly in light of the fact that Western’s fees would indirectly be borne by the Fund and its shareholders as a result of the Fee Waiver Agreement. The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. The Independent Trustees also took note of the Advisor’s explanation that the Advisor was not realizing a direct profit

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2020 (Unaudited)

from the investment advisory services it provides to the Fund as a result of the subadvisory fee arrangements and the Fee Waiver Agreement. The Independent Trustees concluded that the proposed level of fees to be paid to Western by the Advisor with respect to the assets allocated to Western was supported by the services that were expected to be provided by Western. The Independent Trustees noted that the services that Western would furnish to the Fund appeared to be comparable to the services that Western currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered that the fees agreed to by Western were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in determining to recommend that Western continue to serve as a subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Western for its services to the Fund were reasonable.

The Independent Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed level of fees to be paid to Western was supported by the services that were expected to be provided by Western. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Western from its relationship with the Fund and concluded that they were reasonable. Since the fees to be paid to Western were the result of arm’s length bargaining between unaffiliated parties, the potential profitability of Western was not considered relevant to the Independent Trustees’ deliberations. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by Western and the proposed fees to be paid to Western by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Western as a result of serving as a subadvisor were reasonable in relation to the services that were expected to be provided by Western to the Fund.

(c)  Investment performance of the Fund and Western.  The Independent Trustees considered whether Western operated within the Fund’s investment objective and style, and considered Western’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of Western supported the approval of the New Western Subadvisory Agreements.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for Western continued to be supported by the services that are to be provided after the closing of the Franklin Transaction by Western to the Fund. As a result, the Independent Trustees concluded that the approval of the New Western Subadvisory Agreements was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, determined to approve the New Western Subadvisory Agreements.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2020 through September 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.32%	1,000.00	1,341.50	1,170.75	1.88
Hypothetical	0.32%	1,000.00	1,023.46	1,011.73	1.62

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365.

Small/Mid Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.46%	1,000.00	1,343.70	1,171.85	2.70
Hypothetical	0.46%	1,000.00	1,022.76	1,011.38	2.33

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/365.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.40%	1,000.00	1,264.80	1,132.40	2.27
Hypothetical	0.40%	1,000.00	1,023.06	1,011.53	2.03

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 183/365.

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.17%	1,000.00	1,060.10	1,030.05	0.88
Hypothetical	0.17%	1,000.00	1,024.22	1,012.11	0.86

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 183/365.

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.44%	1,000.00	1,126.60	1,063.30	2.35
Hypothetical	0.44%	1,000.00	1,022.86	1,011.43	2.23

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 183/365.

Emerging Markets — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.52%	1,000.00	1,312.90	1,156.45	3.02
Hypothetical	0.52%	1,000.00	1,022.46	1,011.23	2.64

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 183/365.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Global Low Volatility — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.31%	1,000.00	1,210.20	1,105.10	1.72
Hypothetical	0.31%	1,000.00	1,023.51	1,011.76	1.57

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 183/365.

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (77)	Trustee	Trustee since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc. (2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).

Adela M. Cepeda 99 High Street Boston, MA 02110 (62)	Chairperson and Trustee	Chairperson since 2018; Trustee since 2005	Ms. Cepeda was Managing Director of PFM Financial Advisors LLC (a financial advisory firm) from September 2016 to December 2019. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) 1995 - 2016.	7	Ms. Cepeda is a director or trustee of: The UBS Funds (15 portfolios); UBS Relationship Funds (11 portfolios); SMA Relationship Trust (5 portfolios); Morgan Stanley Pathway Funds (11 portfolios); BMO Financial Corp. (U.S. holding company for BMO Harris Bank N.A.); Ms. Cepeda was a director of Fort Dearborn Income Securities, Inc. (2000 to 2016).

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Gail A. Schneider 99 High Street Boston, MA 02110 (71)	Trustee	Trustee since 2009	Ms. Schneider is a self-employed consultant since 2007. Ms. Schneider was previously an Executive Vice President at JPMorgan Chase & Co.	7	None

Luis A. Ubiñas 99 High Street Boston, MA 02110 (57)	Trustee	Trustee since 2019	Mr. Ubiñas is retired. Mr. Ubiñas previously served as President of the Ford Foundation (a not-for profit organization) from 2008 to 2013 and prior to that he served as a Senior Partner for McKinsey & Company (a global consulting firm).	7	Mr. Ubiñas is a Director of: Electronic Arts, Inc., Boston Private Financial Holdings, Inc., and Tanger Factory Outlet Centers, Inc.

Joan E. Steel 99 High Street Boston, MA 02110 (67)	Trustee	Trustee since January 2020	Ms. Steel is the Founder and Chief Executive Officer of Alpha Wealth Advisors LLC since September 2009. Prior to founding her own firm, Ms. Steel was a Senior Vice President, Private Wealth Advisor for the Capital Group, a large global asset manager.	7	Ms. Steel was an independent director of The Hershey Trust Company from 2012 to 2016.

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard S. Joseph** (55)	Trustee, President, and Chief Executive Officer	Since 2016	Mr. Joseph is Vice President and Head of the US Mercer Delegated Solutions of Mercer Investments LLC since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investments LLC since 2005.	7	Mr. Joseph is a trustee of Mercer Trust Company LLC and was a director of Mercer Investments LLC from January 2017 to March 2019.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Joseph is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Gouthro (52)	Vice President, Treasurer and Chief Financial Officer	Since 2018	Mr. Gouthro is a partner at Mercer and U.S. Chief Operating Officer for Mercer’s U.S. Business Solutions Group. Mr. Gouthro joined Mercer in 2018. Prior to joining Mercer, Mr. Gouthro was at Putnam Investments in various leadership roles in Operations, Technology, and Investments.

Jeff Coleman (50)	Vice President and Assistant Treasurer	Since 2019	Mr. Coleman is Head of Investment Operations at Mercer Investments LLC since 2019. Prior to joining Mercer, Mr. Coleman was a Vice President at Fidelity Investments from 2016 to 2018 and a Managing Director, Fund Chief Financial Officer at BofA Global Capital Management from 2010 to 2016.

Carol Ann McMahon (48)	Vice President and Assistant Treasurer	Since 2017	Ms. McMahon is a Partner and Global COO for Wealth Global Business Solutions since 2016 and US COO in January 2017. Prior to 2016, Ms. McMahon held the position of European COO since 2006.

Stan Mavromates (59)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investments LLC since 2012.

Colin Dean (43)	Vice President, Chief Legal Officer, and Secretary	Since 2017	Mr. Dean is Global Chief Counsel Investments since 2018. He has also served as Senior Legal Counsel — Investments for Mercer Investments LLC since 2010.

Caroline Hulme (35)	Vice President and Assistant Secretary	Since 2017	Ms. Hulme is Senior Legal Counsel, Investments since 2018. She served as Legal Counsel — Investments for Mercer Investments LLC since 2014. Prior to 2014, she was an Associate in the investment management practice group of Bingham McCutchen LLP.

Larry Vasquez (53)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investments LLC since 2012.

Jennifer Mortimer (49)	Chief Compliance Officer	Since 2019	Ms. Mortimer is the Chief Compliance Officer of Mercer Trust Company LLC since July 2019. Ms. Mortimer served as Chief Compliance Officer of Mercer Investments LLC from July 2019 to April 2020. She served as US Compliance Leader, Mercer Investments from January 2017 to April 2020. Ms. Mortimer served as Chief Compliance Officer for Century Capital Management LLC and Century Funds (June 2014 - January 2017).

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph
President and Chief Executive Officer
(Principal Executive Officer)

Date	November 20, 2020

By (Signature and Title)	/S/ Stephen Gouthro
Stephen Gouthro
Vice President, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	November 20, 2020